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Oppenheimer Variable Account Funds
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6803 S. Tucson Way, Englewood, Colorado 80112
1.800.981.2871

Statement of Additional Information dated May 1, 2001,
Revised August 21, 2001

OPPENHEIMER  VARIABLE  ACCOUNT  FUNDS (the  "Trust") is an  investment  company consisting of ten separate Funds (the "Funds"):

Oppenheimer Money Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Bond Fund/VA
Oppenheimer Strategic Bond Fund/VA
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Small Cap Fund(R)/VA
     (named "Oppenheimer Small Cap Growth Fund" prior to May 1, 2001)
Oppenheimer Global Securities Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Main Street Growth & Income Fund(R)/VA

Shares  of  the  Funds  are  sold  to  provide  benefits  under  variable  life insurance  policies and variable annuity  contracts and other insurance company separate  accounts,  as described in the Prospectuses for the Funds and for the insurance products you have selected.

      This  Statement  of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about the Funds and the Trust, and supplements  information  in the  Funds'  Prospectuses  dated May 1,  2001.  It should be read together with the  Prospectuses.  You can obtain a Prospectus by writing to the Funds' Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box
5270,  Denver,  Colorado  80217,  or by  calling  the  Transfer  Agent  at  the toll-free number shown above.

                                       4
Contents
                                                              Page
About the Funds
Additional Information About the Funds' Investment Policies and Risks         3

About Your Account

Financial Information About the Funds *

*This Statement of Additional  Information is available via internet  websites, in two parts.  This text  comprises  the first part.  The second part  contains the Independent  Auditors' Reports and Financial  Statements for each Fund. The two parts should be read together with the  Prospectuses  for the Funds and for the  insurance  products you have  selected.  These  documents can be viewed or downloaded  online with Adobe Acrobat Reader.  Call  1.888.470.0861 if you want
the  domain  name  of  an  insurance   sponsor's  website  that  displays  this
Statement   of   Additional   Information   online,   if  you  have   technical
difficulties,  or to  request  a paper  copy of this  Statement  of  Additional
Information at no charge.

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ABOUT THE FUNDS
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Additional Information About the Funds' Investment Policies and Risks

      The investment objective,  the principal investment policies and the main risks  of  the  Funds  are  described  in the  Prospectus.  This  Statement  of
Additional  Information contains supplemental  information about those policies and risks and the  types of  securities  that the  Funds'  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Funds.  Additional  information is also  provided  about the  strategies  that each Fund may use to try to achieve its  objective.  The full name of each Fund is shown on the cover  page,  after which the word "Oppenheimer" is omitted from these names to conserve space.

The Funds'  Investment  Policies.  The composition of the Funds'  portfolio and the  techniques  and  strategies  that the Manager uses in selecting  portfolio securities  will vary over time.  The Funds are not  required to use all of the investment  techniques and strategies  described  below at all times in seeking their  goals.  They  may use  some of the  special  investment  techniques  and strategies at some times or not at all.

      In selecting securities for the Funds' portfolios,  the Manager evaluates the merits of particular  securities  primarily through the exercise of its own investment analysis.  That process may include, among other things,  evaluation of the  issuer's  historical  operations,  prospects  for the industry of which the issuer is part,  the  issuer's  financial  condition,  its pending  product developments  and business  (and those of  competitors),  the effect of general market and  economic  conditions  on the  issuer's  business,  and  legislative proposals that might affect the issuer.

      The Funds are categorized by the types of investment  they make.  Capital
Appreciation  Fund/VA,   Aggressive  Growth  Fund/VA,  Main  Street  Small  Cap
Fund/VA and Global  Securities  Fund/VA can be categorized  as "Equity  Funds."
High  Income  Fund/VA,   Bond  Fund/VA,  and  Strategic  Bond  Fund/VA  can  be
categorized  as "Fixed  Income  Funds."  Multiple  Strategies  Fund/VA and Main
Street  Growth & Income  Fund/VA  share  the  investment  characteristics  (and certain of the  Investment  Policies)  of both the  Equity  Funds and the Fixed
Income Funds,  depending upon the  allocations  determined from time to time by their  portfolio  managers.  The  allocation  of Main  Street  Growth  & Income
Fund/VA's  portfolio to equity  securities  is generally  substantially  larger than its allocation to  fixed-income  securities.  Money  Fund/VA's  investment policies are explained separately;  however,  discussion below about investment
restrictions,   repurchase   agreements,   illiquid  securities  and  loans  of
portfolio securities also apply to Money Fund/VA.

      |X|  Investments  in Equity  Securities.  The Equity  Funds  focus  their investments  in equity  securities,  which  include  common  stocks,  preferred stocks,  rights and warrants,  and  securities  convertible  into common stock.
Certain  equity  securities  may be  selected  not only for their  appreciation possibilities but because they may provide dividend income.

      Small-cap  growth companies may offer greater  opportunities  for capital appreciation  than securities of large,  more established  companies.  However,
these   securities  also  involve  greater  risks  than  securities  of  larger companies.  Securities  of  small  capitalization  issuers  may be  subject  to greater price  volatility  in general than  securities of large-cap and mid-cap companies. Therefore, to
the degree that a Fund has investments in smaller  capitalization  companies at times of market  volatility,  that Fund's share price may fluctuate more. Those investments  may be  limited  to the  extent  the  Manager  believes  that such investments would be inconsistent with the goal of preservation of principal.

           |_| Growth  Companies.  The Equity Funds in particular may invest in securities of "growth"  companies.  Growth  companies are those  companies that the Manager  believes are entering into a growth cycle in their business,  with the  expectation  that  their  stock  will  increase  in  value.  They  may  be established  companies  as well as newer  companies in the  development  stage.
Growth  companies may have a variety of  characteristics  that in the Manager's view define them as "growth" issuers.

      They may be  generating  or applying  new  technologies,  new or improved distribution  techniques  or new  services.  They  may own or  develop  natural resources.  They may be  companies  that can  benefit  from  changing  consumer demands or lifestyles,  or companies that have projected  earnings in excess of the average for their sector or  industry.  In each case,  they have  prospects that the  Manager  believes  are  favorable  for the long term.  The  portfolio
managers  of  the  Funds  look  for  growth  companies  with  strong,   capable
management  sound  financial  and  accounting   policies,   successful  product
development and marketing and other factors.

           |_|  Value   Investing.   In  selecting  equity   investments,   the
portfolio  managers  for the Equity Funds in  particular  may from time to time use a  value  investing  style.  In  using  a  value  approach,  the  portfolio managers seek stock and other equity  securities  that appear to be temporarily undervalued,  by various measures,  such as price/earnings  ratios, rather than seeking  stocks of  "growth"  issuers.  This  approach is subject to change and might not  necessarily  be used in all  cases.  Value  investing  seeks  stocks having  prices  that  are  low in  relation  to  their  real  worth  or  future prospects,  in the hope that a Fund will realize  appreciation  in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using value  investing  requires  research as to the issuer's  underlying financial  condition  and  prospects.  Some of the measures that can be used to identify these securities include, among others:

      |_|  Price/Earnings  ratio,  which is the  stock's  price  divided by its earnings per share. A stock having a price/earnings  ratio lower than its historical  range, or the market as a whole or that of similar  companies may offer attractive investment opportunities.
      |_|  Price/book  value  ratio,  which is the stock  price  divided by the book value of the company per share,  which measures the company's  stock price in relation to its asset value.
      |_|  Dividend  Yield is measured by dividing  the annual  dividend by the stock price per share.
      |_| Valuation of Assets,  which  compares the stock price to the value of the company's  underlying assets,  including their projected value in the marketplace and liquidation value.

           |_|  Convertible  Securities.  While  convertible  securities  are a form of debt  security,  in  many  cases  their  conversion  feature  (allowing conversion  into equity  securities)  causes them to be regarded by the Manager more  as  "equity  equivalents."  As a  result,  the  rating  assigned  to  the security has less impact on the Manager's  investment  decision with respect to convertible  securities  than  in the  case  of  non-convertible  fixed  income securities.  Convertible  securities  are  subject  to  the  credit  risks  and interest rate risks described below in "Debt Securities."

      To  determine  whether  convertible  securities  should  be  regarded  as
"equity equivalents," the Manager examines the following factors:

(1)   whether, at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether  the  issuer  of the  convertible  securities  has  restated  its
        earnings  per  share  of  common  stock  on  a  fully   diluted   basis
        (considering  the effect of conversion of the convertible  securities),
        and
(3)   the extent to which the convertible  security may be a defensive  "equity substitute,"  providing the ability to participate in any  appreciation in the price of the issuer's common stock.

           |_|  Rights  and  Warrants.  The Funds may  invest  in  warrants  or rights.  They do not expect that their  investments in warrants and rights will exceed 5% of their total assets.

      Warrants  basically are options to purchase equity securities at specific prices valid for a specific  period of time.  Their  prices do not  necessarily move parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally have a short duration and are  distributed  directly by the  issuer  to  its  shareholders.  Rights  and  warrants  have  no  voting rights,  receive no dividends  and have no rights with respect to the assets of the issuer.

      |X|  Investments  in Bonds and Other Debt  Securities.  The Fixed  Income
Funds in particular can invest in bonds,  debentures and other debt  securities to seek current income as part of its investment objective.

      The  Funds'   debt   investments   can   include   investment-grade   and
non-investment-grade   bonds   (commonly   referred   to  as   "junk   bonds").
Investment-grade  bonds are bonds rated in one of the four  highest  categories by Moody's Investors Service,  Inc.  ("Moody's),  Standard & Poor's Corporation
("Standard & Poor's"),  Fitch, Inc. ("Fitch"),  or that have comparable ratings
by  another   nationally-recognized  rating  organization,  or  if  unrated  or split-rated,  determined  by  the  Manager  to be  of  comparable  quality.  In making  investments in debt securities,  the Manager may rely to some extent on the  ratings  of  ratings  organizations  or it may  use its  own  research  to evaluate a security's credit-worthiness.

           |_|  U.S.  Government  Securities.  The  Funds  can  buy  securities
issued  or   guaranteed   by  the  U.S.   government   or  its   agencies   and
instrumentalities.  Securities  issued by the U.S.  Treasury  are backed by the full faith and credit of the U.S.  government  and are  subject to very  little credit  risk.  Obligations  of U.S.  government  agencies or  instrumentalities
(including  mortgage-backed  securities)  may  or  may  not  be  guaranteed  or supported  by the "full  faith  and  credit"  of the  United  States.  Some are backed by the right of the  issuer to borrow  from the U.S.  Treasury;  others, by  discretionary  authority of the U.S.  government  to purchase the agencies'
obligations;   while   others  are   supported   only  by  the  credit  of  the
instrumentality.  If a  security  is not backed by the full faith and credit of the United  States,  the owner of the  security  must look  principally  to the agency  issuing the  obligation  for  repayment and may not be able to assert a
claim   against   the   United   States  in  the  event   that  the  agency  or
instrumentality   does  not  meet  its  commitment.   A  Fund  will  invest  in
securities  of U.S.  government  agencies and  instrumentalities  only when the
Manager  is  satisfied  that the  credit  risk with  respect  to the  agency or instrumentality is minimal.

      |_|  Special  Risks  of  Lower-Grade   Securities.   Because  lower-rated
securities  tend to offer higher yields than  investment  grade  securities,  a
Fund may invest in lower grade  securities  if the Manager is trying to achieve
greater  income  (and,  in  some  cases,  the  appreciation   possibilities  of
lower-grade  securities  may  be a  reason  they  are  selected  for  a  Fund's portfolio).

      Some of the special credit risks of lower-grade  securities are discussed in the  Prospectus.  There is a greater risk that the issuer may default on its obligation  to  pay  interest  or to  repay  principal  than  in  the  case  of investment-grade  securities.  The issuer's low  creditworthiness  may increase the  potential  for its  insolvency.  An overall  decline in values in the high yield bond  market is also more  likely  during a period of a general  economic downturn.  An  economic  downturn  or  an  increase  in  interest  rates  could severely  disrupt  the market for high yield  bonds,  adversely  affecting  the values of  outstanding  bonds as well as the ability of issuers to pay interest or repay  principal.  In the case of foreign high yield bonds,  these risks are in  addition  to  the  special  risk  of  foreign  investing  discussed  in the
Prospectus and in this Statement of Additional Information.

      While  securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or
Fitch  are   investment-grade  and  are  not  regarded  as  junk  bonds,  those securities  may  be  subject  to  special  risks,  and  have  some  speculative characteristics.  Definitions  of  the  debt  security  ratings  categories  of
Moody's,  Standard  & Poor's  and  Fitch are  included  in  Appendix  A to this
Statement of Additional Information.

      |X|  Asset-Backed  Securities.  Asset-backed  securities  are  fractional interests  in  pools of  assets,  typically  accounts  receivable  or  consumer loans.  They are  issued by trusts or  special-purpose  corporations.  They are similar to  mortgage-backed  securities,  described  below, and are backed by a pool of assets  that  consist  of  obligations  of  individual  borrowers.  The income  from  the  pool is  passed  through  to the  holders  of  participation interest  in the  pools.  The pools may offer a credit  enhancement,  such as a bank letter of credit,  to try to reduce the risks that the underlying  debtors will not pay their  obligations when due.  However,  the  enhancement,  if any, might  not be for the full par value of the  security.  If the  enhancement  is exhausted  and any  required  payments of interest or  repayments  of principal are not made,  that Fund could  suffer  losses on its  investment  or delays in receiving payment.

      The value of an  asset-backed  security  is  affected  by  changes in the market's  perception of the asset backing the  security,  the  creditworthiness of the servicing  agent for the loan pool, the originator of the loans,  or the financial  institution  providing any credit enhancement,  and is also affected if any  credit  enhancement  has been  exhausted.  The  risks of  investing  in asset-backed  securities  are  ultimately  related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security,  the
Fund would  generally have no recourse to the entity that  originated the loans in the event of default by a  borrower.  The  underlying  loans are  subject to prepayments,  which may  shorten  the  weighted  average  life of  asset-backed securities  and may lower  their  return,  in the same manner as in the case of mortgage-backed  securities and CMOs,  described below. Unlike  mortgage-backed securities,  asset-backed  securities  typically  do not have the  benefit of a security interest in the underlying collateral.

      |X|  Mortgage-Related  Securities.   Mortgage-related  securities  are  a
form  of  derivative  investment  collateralized  by  pools  of  commercial  or residential  mortgages.  Pools of mortgage  loans are  assembled as  securities for  sale to  investors  by  government  agencies  or  entities  or by  private
issuers.   These  securities  include   collateralized   mortgage   obligations
("CMOs"),  mortgage  pass-through  securities,  stripped mortgage  pass-through securities,  interests in real estate mortgage  investment  conduits ("REMICs")
and other real-estate related securities.

      Mortgage-related  securities that are issued or guaranteed by agencies or instrumentalities  of the U.S.  government have  relatively  little credit risk
(depending  on the nature of the  issuer).  Privately  issued  mortgage-related securities  have some credit  risk,  as the  underlying  mortgage may not fully collateralize  the obligation.  Both types of  mortgage-related  securities are subject to  interest  rate risks and  prepayment  risks,  as  described  in the
Prospectus.

      As with other debt securities, the prices of mortgage-related  securities tend to move  inversely  to changes in interest  rates.  The Fixed Income Funds can  buy  mortgage-related  securities  that  have  interest  rates  that  move inversely  to changes  in  general  interest  rates,  based on a multiple  of a specific index.  Although the value of a mortgage-related  security may decline when interest rates rise, the converse is not always the case.

      In periods of declining  interest rates,  mortgages are more likely to be prepaid.  Therefore,  a mortgage-related  security's  maturity can be shortened by unscheduled  prepayments on the underlying mortgages.  Therefore,  it is not possible to predict  accurately  the  security's  yield.  The principal that is returned  earlier than expected may have to be reinvested in other  investments having a lower yield than the prepaid  security.  Therefore,  these  securities may  be  less  effective  as a  means  of  "locking  in"  attractive  long-term interest  rates,  and they may have  less  potential  for  appreciation  during periods of declining  interest rates, than  conventional  bonds with comparable stated maturities.

      Prepayment  risks can lead to substantial  fluctuations in the value of a mortgage-related  security.  In turn,  this can affect the value of that Fund's shares.  If a  mortgage-related  security has been purchased at a premium,  all or part of the  premium  that Fund  paid may be lost if there is a  decline  in the market value of the  security,  whether that  results  from  interest  rate changes or  prepayments on the  underlying  mortgages.  In the case of stripped mortgage-related  securities,  if they  experience  greater rates of prepayment than were  anticipated,  the Fund may fail to recoup its initial  investment on the security.

      During  periods  of  rapidly  rising  interest   rates,   prepayments  of
mortgage-related  securities  may occur at slower than expected  rates.  Slower prepayments  effectively may lengthen a  mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the  security to fluctuate more widely in responses to changes in interest  rates.  If the  prepayments on a Fund's  mortgage-related  securities  were to decrease  broadly,  that Fund's effective  duration,  and therefore its  sensitivity  to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related  securities may be affected by changes in the market's  perception of the  creditworthiness of the entity issuing the  securities or  guaranteeing  them.  Their values may also be affected by changes in government regulations and tax policies.

           |_|  Collateralized  Mortgage  Obligations.   CMOs  are  multi-class
bonds  that are  backed by pools of  mortgage  loans or  mortgage  pass-through certificates. They may be collateralized by:
(1)   pass-through  certificates  issued or  guaranteed  by Ginnie Mae,  Fannie
           Mae, or Freddie Mac,
(2)   unsecuritized   mortgage   loans   insured   by   the   Federal   Housing
           Administration   or  guaranteed  by  the   Department  of  Veterans'
           Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO,  referred to as a  "tranche,"  is issued at a specific coupon rate and has a stated  maturity or final  distribution  date.  Principal prepayments  on the  underlying  mortgages may cause the CMO to be retired much earlier than the stated  maturity or final  distribution  date.  The  principal and interest on the  underlying  mortgages  may be allocated  among the several classes of a series of a CMO in different  ways.  One or more tranches may have coupon rates that reset  periodically  at a specified  increase  over an index.
These are  floating  rate CMOs,  and  typically  have a cap on the coupon rate.
Inverse  floating  rate  CMOs  have a coupon  rate  that  moves in the  reverse direction to an applicable  index.  The coupon rate on these CMOs will increase as general  interest rates decrease.  These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      |X| Foreign  Securities.  The Equity Funds and the Fixed Income Funds may
invest in  foreign  securities,  and  Global  Securities  Fund  expects to have
substantial   investments   in  foreign   securities.   These  include   equity
securities   issued  by  foreign   companies  and  debt  securities  issued  or
guaranteed  by  foreign  companies  or  governments,  including  supra-national
entities.   "Foreign   securities"   include  equity  and  debt  securities  of
companies  organized  under the laws of countries  other than the United States and debt  securities  issued or guaranteed by  governments  other than the U.S.
government   or  by  foreign   supra-national   entities.   They  also  include
securities  of  companies  (including  those that are  located  in the U.S.  or organized  under U.S. law) that derive a  significant  portion of their revenue or  profits  from  foreign  businesses,  investments  or sales,  or that have a significant  portion  of their  assets  abroad.  They may be traded on  foreign securities exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented   by  American
Depository  Receipts  or that  are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are  not  considered  "foreign securities" for the purpose of a Fund's  investment  allocations,  because they are not  subject to many of the  special  considerations  and risks,  discussed below, that apply to foreign securities traded and held abroad.

      Because  the  Funds  may  purchase  securities   denominated  in  foreign
currencies,  a change in the value of such  foreign  currency  against the U.S.
dollar  will  result  in a change  in the  amount  of  income  the  Funds  have available  for  distribution.  Because  a  portion  of  the  Funds'  investment income may be  received  in foreign  currencies,  the Funds will be required to compute their income in U.S.  dollars for  distribution  to  shareholders,  and therefore  the Funds will absorb the cost of currency  fluctuations.  After the
Funds have distributed  income,  subsequent  foreign currency losses may result in the Fund's  having  distributed  more income in a particular  fiscal  period than was available from  investment  income,  which could result in a return of capital to shareholders.

      Investing in foreign  securities offers potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They include the
opportunity  to  invest  in  foreign   issuers  that  appear  to  offer  growth
potential,  or in foreign  countries with economic  policies or business cycles different

from  those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking  advantage  of  foreign  stock  markets  that do not  move  in a  manner parallel  to U.S.  markets.  The  Funds  will  hold  foreign  currency  only in connection with the purchase or sale of foreign securities.

           |_|  Foreign  Debt  Obligations.  The debt  obligations  of  foreign governments  and  entities  may or may not be  supported  by the full faith and credit of the foreign  government.  The Fixed Income  Funds may buy  securities issued by certain  supra-national  entities,  which include entities designated
or  supported   by   governments   to  promote   economic   reconstruction   or
development,   international   banking  organizations  and  related  government
agencies.   Examples  are  the  International   Bank  for   Reconstruction  and
Development  (commonly  called the "World Bank"),  the Asian  Development  bank and the Inter-American Development Bank.

      The   governmental   members  of  these   supra-national   entities   are
"stockholders"  that typically make capital  contributions and may be committed to make additional  capital  contributions if the entity is unable to repay its borrowings.  A supra-national  entity's lending  activities may be limited to a percentage  of its total  capital,  reserves  and net  income.  There can be no assurance that the  constituent  foreign  governments  will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fixed  Income  Funds can  invest  in U.S.  dollar-denominated  "Brady
Bonds."  These  foreign  debt  obligations  may  be  fixed-rate  par  bonds  or floating-rate  discount bonds. They are generally  collateralized in full as to repayment  of principal at maturity by U.S.  Treasury  zero-coupon  obligations that have the same  maturity as the Brady  Bonds.  Brady Bonds can be viewed as having three or four valuation  components:  (i) the  collateralized  repayment of principal at final  maturity;  (ii) the  collateralized  interest  payments;
(iii) the  uncollateralized  interest payments;  and (iv) any  uncollateralized repayment of principal at maturity.  Those uncollateralized  amounts constitute what is called the "residual risk."

      If  there  is a  default  on  collateralized  Brady  Bonds  resulting  in acceleration of the payment  obligations of the issuer,  the  zero-coupon  U.S.
Treasury  securities  held as collateral  for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the  proceeds.  The  collateral  will be held by the  collateral  agent  to the scheduled  maturity of the  defaulted  Brady Bonds.  The  defaulted  bonds will continue  to remain  outstanding,  and the face amount of the  collateral  will equal  the  principal  payments  which  would  have  then been due on the Brady
Bonds in the normal  course.  Because of the  residual  risk of Brady Bonds and the history of defaults  with  respect to  commercial  bank loans by public and private entities of countries  issuing Brady Bonds,  Brady Bonds are considered speculative investments.

           |_| Risks of Foreign  Investing.  Investments in foreign  securities may  offer  special  opportunities  for  investing  but  also  present  special additional risks and considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to changes in currency
        rates  or  currency   control   regulations   (for  example,   currency
        blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial  reporting standards in  foreign  countries  comparable  to  those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on foreign  markets than in the
        U.S.;
o     less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement  of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation,  confiscatory taxation, political,  financial  or  social  instability  or  adverse  diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

           In the past,  U.S.  Government  policies  have  discouraged  certain investments abroad by U.S.  investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

           |_|  Special  Risks of Emerging  Markets.  Emerging  and  developing markets abroad may also offer special  opportunities  for growth  investing but have  greater  risks  than more  developed  foreign  markets,  such as those in
Europe,  Canada,  Australia,  New  Zealand  and  Japan.  There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of  securities  may be  subject  to  additional  delays.  They are  subject  to greater  risks  of  limitations  on the  repatriation  of  income  and  profits
because  of  currency   restrictions   imposed  by  local  governments.   Those
countries  may also be subject to the risk of greater  political  and  economic instability,  which can greatly  affect the  volatility of prices of securities in those  countries.  The Manager will consider  these factors when  evaluating securities in these  markets,  because the selection of those  securities  must be consistent with the Fund's goal of preservation of principal.

      The  Funds  intend  to  invest  less  than 5% of their  total  assets  in securities  of issuers of Eastern  European  countries.  The social,  political and economic  reforms in most  Eastern  European  countries  are still in their early stages,  and there can be no assurance  that these reforms will continue.
Eastern  European  countries  in many  cases  do not  have a  sophisticated  or
well-established   capital  market  structure  for  the  sale  and  trading  of
securities.   Participation  in  the  investment   markets  in  some  of  those
countries  may be available  initially or solely  through  investment  in joint ventures, state enterprises,  private placements,  unlisted securities or other similar illiquid investment vehicles.

      In  addition,  although  investment  opportunities  may exist in  Eastern
European   countries,   any  change  in  the  leadership  or  policies  of  the
governments  of those  countries,  or changes in the  leadership or policies of any  other  government  that  exercises  a  significant  influence  over  those countries,  may halt the expansion of or reverse the  liberalization of foreign investment policies now occurring.  As a result investment  opportunities which may currently exist may be threatened.

      The prior  authoritarian  governments of a number of the Eastern European
countries   previously   expropriated   large  amounts  of  real  and  personal
property,  which may include  property  which will be represented by or held by entities  issuing  the  securities  a Fund  might  wish  to  purchase.  In many cases,  the claims of the prior property owners against those  governments were
never  finally   settled.   There  can  be  no  assurance   that  any  property
represented  by or held by  entities  issuing  securities  purchased  by a Fund
will  not  also  be  expropriated,   nationalized,   or  confiscated.  If  that
property were  confiscated,  the Fund could lose a  substantial  portion of its investments in such  countries.  A Fund's  investments  could also be adversely affected by exchange control regulations imposed in any of those countries.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rates at which the Funds  traded  their  portfolio  securities  during  its last  fiscal year. For example,  if a Fund sold all of its  securities  during the year, its portfolio  turnover rate would have been 100%.  The Funds'  portfolio  turnover rates  will  fluctuate  from  year to  year,  and  any of the  Funds  may  have portfolio turnover rates of more than 100% annually.

Other  Investment  Techniques  and  Strategies.  In  seeking  their  respective objectives,  the  Funds  may  from  time to time use the  types  of  investment strategies and investments  described  below.  They are not required to use all of these strategies at all times, and at times may not use them.

      |X|  Investing in Small,  Unseasoned  Companies.  The Funds may invest in securities of small,  unseasoned  companies,  subject to limits (if any) stated
in that Fund's  Prospectus.  These are  companies  that have been in  operation for less than  three  years,  including  the  operations  of any  predecessors.
Securities  of these  companies  may be subject to  volatility in their prices.
They may have a limited  trading  market,  which  may  adversely  affect  their ability to  dispose  of them and can  reduce the price the Funds  might be able to obtain for them.  Other  investors  that own a  security  issued by a small, unseasoned  issuer  for  which  there is  limited  liquidity  might  trade  the security  when the Funds are  attempting  to dispose of their  holdings of that security.  In that case,  a Fund might  receive a lower price for its  holdings than might otherwise be obtained.

      |X|  When-Issued  and  Delayed-Delivery  Transactions  (All  Portfolios).
The Funds may invest in  securities on a  "when-issued"  basis and may purchase or sell  securities  on a  "delayed-delivery"  or "forward  commitment"  basis.
When-issued  and  delayed-delivery  are terms  that refer to  securities  whose terms and  indenture are  available  and for which a market  exists,  but which are not available for immediate delivery.

      When such  transactions  are  negotiated,  the price  (which is generally expressed  in  yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date  (generally within  45  days of the  date  the  offer  is  accepted).  The  securities  are subject to change in value from  market  fluctuations  during the period  until settlement.  The value at delivery  may be less than the  purchase  price.  For example,  changes in interest rates in a direction  other than that expected by the Manager  before  settlement  will affect the value of such  securities  and may  cause  a loss  to the  Funds.  During  the  period  between  purchase  and settlement,  no  payment  is made by the Funds to the  issuer  and no  interest accrues to that  portfolio from the  investment.  No income begins to accrue to the Funds on a  when-issued  security  until the Funds  receive the security at settlement of the trade.

      The Funds will  engage in  when-issued  transactions  to secure  what the
Manager  considers  to be an  advantageous  price  and  yield  at the  time  of entering  into  the  obligation.  When a Fund  enters  into  a  when-issued  or delayed-delivery  transaction,  it relies on the other  party to  complete  the transaction.  Its failure to do so may cause that Fund to lose the  opportunity to  obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When a Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of  acquiring  or selling  securities  consistent  with its  investment  objective  and  policies  for its  portfolio  or for  delivery pursuant to options contracts it has entered into, and not for the purpose of investment  leverage.  Although  a Fund will  enter  into  delayed-delivery  or when-issued  purchase  transactions to acquire securities,  it may dispose of a commitment  prior to  settlement.  If a Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition or to dispose of its right to  delivery  or  receive  against a forward  commitment,  it may incur a gain or loss.

      At the time a Fund makes the  commitment  to  purchase or sell a security on a when-issued  or delayed  delivery  basis,  it records the  transaction  on their books and  reflects the value of the  security  purchased in  determining that Fund's net asset  value.  In a sale  transaction,  it records the proceeds to be received.  That Fund will  identify on its books  liquid  assets at least equal in value to the value of that  Fund's  purchase  commitments  until  that
Fund pays for the investment.

      When-issued and  delayed-delivery  transactions  can be used by the Funds as a  defensive  technique  to hedge  against  anticipated  changes in interest rates and  prices.  For  instance,  in  periods  of rising  interest  rates and falling  prices,  a Fund might sell  securities in their portfolio on a forward commitment  basis to  attempt  to limit its  exposure  to  anticipated  falling prices.  In periods of falling  interest rates and rising prices,  a Fund might sell  portfolio  securities  and purchase the same or similar  securities  on a when-issued  or  delayed-delivery  basis to obtain  the  benefit  of  currently higher cash yields.

      |X|  Zero-Coupon  Securities.  The Fixed Income Funds may buy zero-coupon
and  delayed  interest  securities,   and  "stripped"   securities  of  foreign
government  issuers,  which may or may not be  backed  by the  "full  faith and credit" of the  issuing  foreign  government,  and of  corporations.  The Fixed
Income  Funds  may  also  buy  zero-coupon   and  "stripped"  U.S.   government
securities.  Zero-coupon  securities  issued  by  foreign  governments  and  by corporations  will be  subject  to greater  credit  risks than U.S.  government zero-coupon securities.

      |X| "Stripped"  Mortgage-Related  Securities.  The Fixed Income Funds can
invest  in   stripped   mortgage-related   securities   that  are   created  by
segregating  the  cash  flows  from  underlying   mortgage  loans  or  mortgage
securities  to  create  two  or  more  new  securities.  Each  has a  specified percentage of the underlying  security's principal or interest payments.  These are a form of derivative investment.

      Mortgage  securities  may  be  partially  stripped  so  that  each  class receives  some  interest and some  principal.  However,  they may be completely stripped.  In that case all of the  interest is  distributed  to holders of one type of security,  known as an "interest-only"  security,  or "I/O," and all of the principal is distributed  to holders of another type of security,  known as a  "principal-only"  security or "P/O." Strips can be created for  pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very  sensitive  to principal
repayments  (including   prepayments)  on  the  underlying  mortgages.  If  the
underlying  mortgages  experience  greater  than  anticipated   prepayments  of
principal,  that Fund might not fully recoup its  investment in an I/O based on
those  assets.  If  underlying   mortgages  experience  less  than  anticipated
prepayments  of  principal,  the yield on the P/Os based on them could  decline substantially.

      |X| Repurchase  Agreements.  The Funds may acquire  securities subject to
repurchase  agreements.   They  may  do  so  for  liquidity  purposes  to  meet
anticipated  redemptions  of Fund  shares,  or pending  the  investment  of the proceeds  from sales of Fund  shares,  or pending the  settlement  of portfolio securities  transactions,  or for temporary  defensive  purposes,  as described below.

      In  a  repurchase  transaction,  the  Funds  buy  a  security  from,  and
simultaneously   resells  it  to,  an  approved   vendor  for  delivery  on  an
agreed-upon  future  date.  The resale price  exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers  that have been  designated as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and  delivery pursuant  to the  resale  typically  occurs  within  one to  five  days  of the purchase.  Repurchase  agreements  having  a  maturity  beyond  seven  days are subject to each  Fund's  limit on holding  illiquid  investments.  No Fund will enter into a repurchase  agreement  that causes more than 15% of its net assets
(for  Money  Fund/VA,  10%) to be  subject to  repurchase  agreements  having a maturity  beyond  seven  days.  There is no limit on the amount of a Fund's net assets  that may be subject  to  repurchase  agreements  having  maturities  of seven days or less.

      Repurchase  agreements,  considered  "loans" under the Investment Company
Act, are  collateralized  by the  underlying  security.  The Funds'  repurchase agreements  require that at all times while the  repurchase  agreements  are in effect,  the value of the collateral must equal or exceed the repurchase  price to fully collateralize the repayment  obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Funds may incur  costs in disposing of the  collateral  and may  experience  losses if there is any delay
in  its   ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the  vendor is  financially  sound and will continuously monitor the collateral's value.

      |X|  Illiquid  and   Restricted   Securities.   Under  the  policies  and
procedures   established   by  the  Fund's  Board  of  Trustees,   the  Manager
determines  the  liquidity  of certain of the Funds'  investments.  To enable a
Fund to sell its holdings of a restricted  security  not  registered  under the
Securities  Act of 1933,  that Fund may have to cause  those  securities  to be
registered.   The  expenses  of  registering   restricted   securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys  the securities.  When a Fund must arrange  registration  because the Fund wishes to sell the  security,  a  considerable  period  may elapse  between  the time the decision is made to sell the security  and the time the security is  registered so that  the Fund  could  sell  it.  That  Fund  would  bear  the  risks of any downward price fluctuation during that period.

      The  Funds  may  also  acquire  restricted   securities  through  private
placements.  Those  securities  have  contractual  restrictions on their public resale.  Those  restrictions  might  limit a Fund's  ability  to dispose of the securities and might lower the amount a Fund could realize upon the sale.

      The  Funds  have  limitations  that  apply  to  purchases  of  restricted securities,  as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for  sale to qualified  institutional  purchasers  under Rule 144A of the  Securities Act of
1933,  if those  securities  have been  determined  to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take  into  account  the trading  activity for such securities and the  availability of reliable pricing information,  among other  factors.  If there is a lack of trading  interest in a particular  Rule 144A security,  the Funds'  holdings of that security may be considered to be illiquid.

      Illiquid  securities include repurchase  agreements maturing in more than seven  days  and  participation  interests  that do not have  puts  exercisable within seven days.

      |X| Forward Rolls.  The Funds can enter into "forward roll"  transactions with respect to mortgage related securities.  In this type of transaction,  the
Funds sell a mortgage  related  security to a buyer and  simultaneously  agrees to  repurchase a similar  security  (the same type of security,  and having the same coupon and maturity) at a later date at a set price.  The securities  that are  repurchased  will have the same interest rate as the  securities  that are sold,  but typically  will be  collateralized  by different  pools of mortgages
(with  different  prepayment  histories)  than the  securities  that  have been sold.  Proceeds from the sale are invested in short-term  instruments,  such as repurchase  agreements.  The income from those investments,  plus the fees from the forward roll  transaction,  are expected to generate income to the Funds in excess of the yield on the securities that have been sold.

      The Funds will only enter into  "covered"  rolls.  To assure their future payment of the purchase  price,  the Funds will identify as segregated on their respective books liquid assets in an amount equal to their  respective  payment obligations under the roll.

      These  transactions  have risks.  During the period  between the sale and the  repurchase,  the  Funds  will not be  entitled  to  receive  interest  and principal  payments on the securities  that have been sold. It is possible that the market value of the  securities  the Funds sell may decline below the price at which the Funds are obligated to repurchase securities.

      |X| Loans of Portfolio  Securities.  To raise cash for liquidity purposes or income,  the Funds can lend their portfolio  securities to brokers,  dealers and other  types of  financial  institutions  approved  by the Fund's  Board of
Trustees.  These  loans are  limited  to not more than 10% of the value of that
Fund's  net  assets.  The Funds  currently  do not intend to engage in loans of securities  in the coming  year,  but if they do so, such loans will not likely exceed  5% of that  Fund's  total  assets.  The Funds may also lend up to 5% of that Fund's net assets to an affiliated fund, for not more than seven days.

      There are some risks in connection  with  securities  lending.  The Funds might experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower  defaults.  The
Funds must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are  subject to  change),  on each  business  day the loan collateral  must be at least  equal to the value of the loaned  securities.  It must  consist  of cash,  bank  letters  of credit,  or  securities  of the U.S.
Government or its agencies or  instrumentalities,  or other cash equivalents in which  that Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit  must  obligate a bank to pay  amounts  demanded by the Funds if the  demand  meets  the  terms of the  letter.  The  terms of the  letter of credit and the issuing bank both must be satisfactory to the Funds.

      When  they  lend  securities,  that Fund  receives  amounts  equal to the dividends  or interest on loaned  securities.  It also  receives one or more of
(a) negotiated  loan fees, (b) interest on securities  used as collateral,  and
(c) interest on any short-term debt securities purchased with such loan collateral.  Either type of  interest  may be shared  with the  borrower.  That
Fund may also pay reasonable  finder's,  custodian and  administrative  fees in
connection   with  these  loans.   The  terms  of  a  Fund's  loans  must  meet
applicable  tests under the  Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five  days'  notice or in time to vote on any important matter.

      |X|  Borrowing  for  Leverage.  Each Fund has the  ability to borrow from banks on an unsecured  basis.  Each Fund has  undertaken to limit  borrowing to
25% of the value of that  Fund's net  assets,  which is further  limited to 10%
if  borrowing  is  for  a  purpose  other  than  to   facilitate   redemptions.
Investing  borrowed  funds in portfolio  securities is a speculative  technique known as  "leverage."  The Funds  cannot  borrow  money in excess of 33-1/3% of the value of that  Fund's  total  assets.  The Funds may borrow only from banks and/or  affiliated  investment  companies.  With  respect  to this  fundamental policy,  the Funds can borrow  only if they  maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the  Investment  Company Act of 1940.  If the value of that  Fund's  assets  fails to meet  this 300%  asset coverage  requirement,  that Fund will reduce its bank debt  within  three days to meet the  requirement.  To do so,  that Fund might have to sell a portion of its investments at a disadvantageous time.

      A Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of that Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than comparable  funds that do not borrow for  leverage.  Additionally,  that  Fund's  net asset  value  per share  might fluctuate more than that of funds that do not borrow.  Currently,  the Funds do not  contemplate  using this  technique  in the next year but if they do so, it will not likely be to a substantial degree.

      |X|  Derivatives.  The  Funds  can  invest  in a  variety  of  derivative investments for hedging  purposes.  Some  derivative  investments the Funds can
use  are  the  hedging  instruments   described  below  in  this  Statement  of
Additional  Information.  The  Equity  Funds do not use,  and do not  currently contemplate using,  derivatives or hedging  instruments to a significant degree in the coming  year and they are not  obligated  to use them in  seeking  their objectives.

      Other  derivative  investments  the  Fixed  Income  Funds  can  invest in include  "index-linked"  notes.  Principal  and/or  interest  payments on these notes  depend  on the  performance  of an  underlying  index.  Currency-indexed securities are another  derivative  these Funds may use.  Typically,  these are short-term or  intermediate-term  debt  securities.  Their value at maturity or the rates at which  they pay income  are  determined  by the change in value of the U.S.  dollar  against one or more foreign  currencies or an index.  In some cases,  these  securities  may pay an amount at maturity based on a multiple of the amount of the  relative  currency  movements.  This type of index  security offers the  potential  for  increased  income or  principal  payments  but at a greater  risk of loss than a typical  debt  security of the same  maturity  and credit quality.

      Other derivative  investments the Fixed Income Funds can use include debt exchangeable for common stock of an issuer or  "equity-linked  debt securities"
of an issuer.  At maturity,  the debt  security is  exchanged  for common stock of  the  issuer  or it is  payable  in an  amount  based  on the  price  of the issuer's  common stock at the time of  maturity.  Both  alternatives  present a risk that the  amount  payable  at  maturity  will be less  than the  principal amount of the debt  because the price of the  issuer's  common  stock might not be as high as the Manager expected.

      |X|  Hedging.  Although the Funds can use hedging  instruments,  they are not  obligated to use them in seeking  their  objective.  To attempt to protect against  declines in the market  value of the Funds'  portfolio,  to permit the
Funds to retain  unrealized  gains in the value of portfolio  securities  which have appreciated,  or to facilitate selling securities for investment  reasons, the Funds could:
      |_|    sell futures contracts,
      |_| buy puts on such futures or on securities, or
      |_| write  covered  calls on  securities  or futures.  Covered  calls may also be  used to  increase  the  Funds'  income,  but  the  Manager  does
      not expect to engage extensively in that             practice.

      The Funds can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute  for  purchasing  particular  securities.  In that case the Funds would  normally  seek to purchase the  securities  and then terminate  that hedging  position.  The Funds might also use this type of hedge to attempt to protect  against the  possibility  that its portfolio  securities would  not be fully  included  in a rise in value of the  market.  To do so the
Funds could:
      |_| buy futures, or
      |_| buy calls on such futures or on securities.

      The Funds'  strategy of hedging  with futures and options on futures will be  incidental  to the Fund's  activities in the  underlying  cash market.  The particular  hedging  instruments  the Funds can use are  described  below.  The
Funds  may  employ  new  hedging  instruments  and  strategies  when  they  are
developed,   if  those  investment  methods  are  consistent  with  the  Funds'
investment   objective  and  are  permissible   under  applicable   regulations
governing the Fund.

      |_|  Futures.  The Funds can buy and sell futures  contracts  that relate to (1)  broadly-based  stock  indices  (these are  referred to as "stock  index futures"),  (2) bond indices  (these are referred to as "bond index  futures"),
(3) debt  securities  (these are referred to as "interest rate  futures"),  and
(4) foreign currencies (these are referred to as "forward contracts").

      A broadly-based  stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a  particular industry or group of industries.  A stock index assigns  relative values to the common  stocks  included in the index and its value  fluctuates  in response to the  changes  in  value of the  underlying  stocks.  A stock  index  cannot  be purchased or sold directly.  Bond index futures are similar  contracts based on the future value of the basket of securities
that comprise the index.  These contracts  obligate the seller to deliver,  and the  purchaser  to take,  cash to settle the futures  transaction.  There is no delivery made of the  underlying  securities to settle the futures  obligation.
Either party may also settle the  transaction  by entering  into an  offsetting contract.

      An  interest  rate  future  obligates  the  seller  to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security  to settle the
futures  transaction.   Either  party  could  also  enter  into  an  offsetting
contract to close out the position.

      No money is paid or  received  by the Funds on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Funds will be required to deposit an initial  margin  payment  with the  futures  commission  merchant
(the "futures broker").  Initial margin payments will be deposited with the Funds'  custodian  bank in an account  registered  in the futures  broker's name.  However,  the futures  broker can gain access to that account only under specified  conditions.  As the  future is marked to market  (that is, its value on that  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin  payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Funds may elect to close  out their  position  by taking an  opposite  position,  at which  time a final  determination  of variation  margin is made and any additional cash must be paid by or  released  to that  Fund.  Any loss or gain on the future is then
realized  by  that  Fund  for  tax  purposes.   All  futures  transactions  are
effected  through a  clearinghouse  associated  with the  exchange on which the contracts are traded.

      |_| Put and Call  Options.  The Funds can buy and sell  certain  kinds of put options  ("puts")  and call options  ("calls").  The Funds can buy and sell exchange-traded  and  over-the-counter  put and call options,  including  index
options,  securities  options,  currency  options,   commodities  options,  and
options on the other types of futures described above.

           |_|  Writing  Covered  Call  Options.  The Funds can write (that is, sell) covered calls.  If a Fund sells a call option,  it must be covered.  That means  the Fund must own the  security  subject  to the call  while the call is outstanding,  or,  for  certain  types of  calls,  the call may be  covered  by segregating  liquid  assets to enable that Fund to satisfy its  obligations  if the call is  exercised.  Up to 100% of a Fund's  total assets may be subject to calls that Fund writes.

      When a Fund writes a call on a security,  it receives  cash (a  premium).
That  Fund  agrees  to  sell  the  underlying  security  to  a  purchaser  of a corresponding  call on the same  security  during  the call  period  at a fixed exercise price  regardless of market price changes during the call period.  The call  period is  usually  not more than nine  months.  The  exercise  price may differ  from the market  price of the  underlying  security.  That Fund  shares the risk of loss that the price of the  underlying  security may decline during the call  period.  That risk may be offset to some  extent by the  premium  the
Fund  receives.  If the value of the  investment  does not rise  above the call price, it is likely that the call will lapse without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When a Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call  exercises  it, the Fund will pay an amount of cash equal to the  difference  between  the  closing  price of the  call and the  exercise price,  multiplied by a specified  multiple that  determines the total value of the  call  for  each  point  of  difference.  If the  value  of the  underlying investment  does not rise  above the call  price,  it is  likely  that the call will lapse without being  exercised.  In that case the Fund would keep the cash premium.

      The Funds'  custodian  bank,  or a securities  depository  acting for the custodian  bank,  will act as the Funds' escrow agent,  through the  facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the Funds have written  calls  traded on  exchanges  or as to other  acceptable
escrow  securities.   In  that  way,  no  margin  will  be  required  for  such
transactions.  OCC  will  release  the  securities  on  the  expiration  of the option or when the Funds enter into a closing transaction.

      When a Fund writes an  over-the-counter  ("OTC")  option,  that Fund will enter into an  arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula  price at which the Fund will have the absolute right to  repurchase  that OTC option.  The  formula  price will  generally  be based on a multiple of the  premium  received  for the option,  plus the amount by which the option is  exercisable  below the market  price of the  underlying security  (that is, the option is "in the  money").  When a Fund  writes an OTC option,  it will treat as illiquid (for purposes of its  restriction on holding illiquid  securities)  the  mark-to-market  value of any OTC  option  it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call  it  has  written,  a Fund  may purchase a  corresponding  call in a  "closing  purchase  transaction."  A Fund will then  realize  a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the  premium  received on the call the Fund  wrote is more or less than the  price of the call the Fund  purchases to close  out the  transaction.  That  Fund may  realize  a profit  if the call expires  unexercised,  because  that Fund will retain the  underlying  security and the  premium  it  received  when it wrote the call.  Any such  profits  are considered  short-term  capital gains for Federal  income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by a Fund they are taxable as ordinary  income.  If a Fund cannot effect a closing  purchase  transaction due to the lack of a market,  it will have to hold the  callable  securities  until the call expires or is exercised.

      A Fund may also  write  calls on a futures  contract  without  owning the futures  contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  that Fund must cover the call by  segregating an
equivalent   dollar  amount  of  liquid   assets.   The  Fund  will   segregate
additional  liquid  assets if the value of the  segregated  assets  drops below
100%  of  the  current  value  of  the  future.  Because  of  this  segregation requirement,  in no  circumstances  would that  Fund's  receipt of an  exercise notice as to that future  require that Fund to deliver a futures  contract.  It would simply put that Fund in a short futures  position,  which is permitted by the Funds' hedging policies.

           |_|  Writing  Put  Options.  Each Fund can sell put  options.  A put option on  securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise price during the option  period.  The Funds  will not write puts if, as a result,  more than
50% of the Fund's net assets would be required to be  segregated  to cover such put options.

      If a Fund  writes a put,  the put must be  covered by  segregated  liquid assets.  The premium the Funds receive from writing a put  represents a profit, as long as the price of the  underlying  investment  remains  equal to or above
the  exercise  price  of  the  put.   However,   that  Fund  also  assumes  the
obligation  during the option period to buy the underlying  investment from the buyer of the put at the  exercise  price,  even if the value of the  investment falls  below  the  exercise  price.  If  a  put  a  Fund  has  written  expires unexercised,  that Fund  realizes a gain in the amount of the premium  less the transaction  costs  incurred.  If the put is exercised,  that Fund must fulfill its  obligation to purchase the  underlying  investment at the exercise  price.
That price will  usually  exceed the  market  value of the  investment  at that time.  In that  case,  that Fund may  incur a loss if it sells  the  underlying investment.  That  loss  will be  equal  to the sum of the  sale  price  of the underlying  investment  and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security,  to secure its obligation to pay for the  underlying  security,  that Fund will  identify as  segregated  on its records  liquid  assets  with a value  equal to or  greater  than the  exercise
price  of  the  underlying   securities.   That  Fund  therefore   forgoes  the
opportunity of investing the  segregated  assets or writing calls against those assets.

      As long as a Fund's  obligation  as the put writer  continues,  it may be assigned  an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require that Fund to take  delivery of the  underlying security  and pay the exercise  price.  No Fund has control over when it may be required  to  purchase  the  underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination of its obligation as the writer of the put. That  obligation  terminates  upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  that Fund effects a closing  purchase  transaction by purchasing a put of the same series as it  sold.  Once a Fund has been  assigned  an  exercise  notice,  it  cannot effect a closing purchase transaction.

      A Fund may decide to effect a closing  purchase  transaction to realize a profit  on  an  outstanding  put  option  it  has  written  or to  prevent  the underlying  security from being put.  Effecting a closing purchase  transaction will also permit that Fund to write another put option on the  security,  or to sell the security and use the proceeds from the sale for other  investments.  A
Fund  will  realize  a  profit  or loss  from a  closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more  than the premium  received  from  writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for Federal tax  purposes,  and when distributed by a Fund, is taxable as ordinary income.

      |_|  Purchasing  Calls and Puts.  Each Fund can purchase calls to protect against  the  possibility  that  its  portfolio  will  not  participate  in  an anticipated  rise in the  securities  market.  When a Fund  buys a call  (other than in a closing  purchase  transaction),  it pays a  premium.  That Fund then
has  the  right  to  buy  the  underlying   investment   from  a  seller  of  a
corresponding  call on the same  investment  during the call  period at a fixed exercise  price.  A Fund  benefits only if it sells the call at a profit or if, during  the call  period,  the market  price of the  underlying  investment  is above the sum of the call  price  plus the  transaction  costs and the  premium paid  for the  call  and the  Fund  exercises  the  call.  If a Fund  does  not exercise  the call or sell it  (whether  or not at a  profit),  the  call  will become  worthless at its expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      A Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When a Fund  purchases a put, it pays a premium and,  except as to puts on  indices,  has the  right to sell  the  underlying  investment  to a seller  of a put on a  corresponding  investment  during  the put  period  at a fixed  exercise  price.  Buying a put on  securities  or  futures  a Fund  owns enables that Fund to attempt to protect  itself  during the put period  against a decline in the value of the  underlying  investment  below the exercise price by selling the  underlying  investment  at the exercise  price to a seller of a corresponding  put. If the market price of the  underlying  investment is equal to or above the exercise  price and, as a result,  the put is not  exercised or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium  but lost the right to sell the  underlying investment.  However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      When a Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement is in cash rather than by delivery of the  underlying investment  to the Fund.  A gain or loss  depends  on  changes  in the index in question  (and thus on price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      A Fund may buy a call or put only if,  after the  purchase,  the value of all call and put  options  held by the Fund will not  exceed  5% of the  Fund's total assets.

           |_| Buying and  Selling  Options on Foreign  Currencies.  A Fund can
buy and sell  calls  and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or   commodities   exchange  or  in  the
over-the-counter  markets  or are  quoted by major  recognized  dealers in such options.  A Fund  could use  these  calls  and puts to try to  protect  against declines  in the  dollar  value of  foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value  of a  foreign currency in which  securities  to be acquired are  denominated,  the  increased cost of  those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates  a decline in the dollar value of a foreign  currency,  the decline in the dollar value of portfolio  securities  denominated in that currency  might be partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency  rates could  fluctuate in a direction  adverse to a Fund's  position.
That Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if that Fund owns the  underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign  currency  without  additional cash consideration  (or it can do so for  additional  cash  consideration  held in a segregated  account by its  custodian  bank) upon  conversion  or  exchange  of other foreign currency held in its portfolio.

      A Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar  value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in  the  currency underlying  the  option.  That  decline  might  be one  that  occurs  due to an
expected   adverse   change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy.  In those circumstances,  the Fund covers the option by  identifying  as segregated on its books liquid assets in an amount equal to the exercise price of the option.

      |_|  Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of  investment  techniques that are different than what is required for normal  portfolio  management.  If the  Manager  uses a  hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce a Fund's return. A Fund could  also  experience  losses  if the  prices  of  its  futures  and  options positions were not correlated with its other investments.

      A Fund's option  activities could affect its portfolio  turnover rate and brokerage  commissions.  The exercise of calls  written by the Fund might cause a Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The  exercise  by a Fund of puts on  securities  will  cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision whether to  exercise a put it holds is within a Fund's  control,  holding a put might cause that Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

      A Fund  could  pay a  brokerage  commission  each time it buys or sells a call, a put or an underlying  investment  in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative  basis than the commissions  for  direct  purchases  or  sales of the  underlying  investments.
Premiums  paid for options  are small in  relation  to the market  value of the
underlying  investments.   Consequently,  put  and  call  options  offer  large
amounts of leverage.  The leverage  offered by trading in options  could result in a Fund's net asset  values  being more  sensitive to changes in the value of the underlying investment.

      If a covered call written by a Fund is  exercised on an  investment  that has  increased in value,  that Fund will be required to sell the  investment at the call  price.  It will not be able to realize  any profit if the  investment has increased in value above the call price.

      An option  position  may be  closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no  assurance that a liquid  secondary  market will exist for any particular  option.  A Fund might  experience  losses if it could not close out a  position  because  of an illiquid market for the future or option.

      There is a risk in using short  hedging by selling  futures or purchasing puts on  broadly-based  indices  or  futures  to  attempt  to  protect  against declines in the value of a Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of that Fund's  securities.  For  example,  it is possible  that while a Fund has used a hedging  instrument in a short hedge, the market  might  advance and the value of the  securities  held in the Fund's portfolio  might decline.  If that  occurred,  the Fund would lose money on the hedging  instrument  and  also  experience  a  decline  in  the  value  of  its portfolio securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a  diversified  portfolio of securities  will tend to move in the same  direction  as the indices upon which the hedging instrument is based.

      The risk of  imperfect  correlation  increases  as the  composition  of a
Fund's  portfolio  diverges  from the  securities  included  in the  applicable index.  To compensate  for the imperfect  correlation of movements in the price of the  portfolio  securities  being  hedged and  movements in the price of the hedging  instruments,  a Fund may use hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility of the prices of the portfolio  securities being hedged are more than the historical volatility of the applicable index.

      The ordinary  spreads  between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those  markets.
First,  all  participants  in the futures  market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional  margin deposit
requirements,   investors  may  close  futures  contracts  through   offsetting
transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends on participants  entering  into  offsetting  transactions  rather  than  making or taking delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures market could be reduced,  thus  producing  distortion.
Third, from the point of view of speculators,  the deposit  requirements in the futures  market are less onerous  than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators  in the futures market may cause temporary price distortions.

      A Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the purchase of  individual securities  (long  hedging) by buying  futures  and/or  calls on such  futures, broadly-based  indices or on  securities.  It is possible that when a Fund does so the  market  might  decline.  If that Fund then  concludes  not to invest in securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

      |_| Forward  Contracts.  Forward  contracts are foreign currency exchange contracts.  They are used to buy or sell foreign  currency for future  delivery at a fixed  price.  A Fund uses them to "lock  in" the U.S.  dollar  price of a security  denominated  in a foreign  currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the  U.S.  dollar  and a  foreign  currency.  A Fund  limits  its  exposure  in foreign  currency  exchange  contracts in a particular  foreign currency to the amount of its  assets  denominated  in that  currency  or a  closely-correlated currency.  A  Fund  may  also  use  "cross-hedging"  where  it  hedges  against changes in  currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and  another party  agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number  of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is  entered into. These contracts are traded in the inter-bank  market  conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Funds may use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of  forward  contracts  does not eliminate the risk of fluctuations  in the prices of the underlying  securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although  forward  contracts  may  reduce  the  risk of  loss  from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When a Fund  enters  into a  contract  for  the  purchase  or  sale  of a security  denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might  desire to "lock-in"
the U.S.  dollar price of the  security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so,  that Fund could  enter into a forward  contract for the  purchase  or sale of the amount of foreign  currency  involved  in the underlying  transaction,  in a fixed  amount  of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction  hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the  currency exchange  rates  during the period  between  the date on which the  security is purchased  or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      A Fund could also use forward  contracts to lock in the U.S. dollar value of a  portfolio  position.  This is  called  a  "position  hedge."  When a Fund believes that foreign  currency might suffer a substantial  decline against the
U.S.  dollar,  it could enter into a forward contract to sell an amount of that foreign  currency  approximating  the  value  of  some  or all  of  the  Fund's portfolio  securities  denominated  in  that  foreign  currency.  When  a  Fund believes  that the U.S.  dollar might suffer a  substantial  decline  against a foreign  currency,  it could enter into a forward  contract to buy that foreign currency for a fixed dollar  amount.  Alternatively,  a Fund could enter into a forward  contract to sell a different  foreign currency for a fixed U.S. dollar amount  if the  Fund  believes  that  the  U.S.  dollar  value  of the  foreign currency to be sold pursuant to its forward  contract will fall whenever  there is a  decline  in the U.S.  dollar  value of the  currency  in which  portfolio securities  of the  Fund  are  denominated.  That is  referred  to as a  "cross hedge."

      A Fund will cover its short  position  in these cases by  identifying  to its custodian  bank assets having a value equal to the aggregate  amount of the
Fund's  commitment  under  forward  contracts.  No Fund will enter into forward contracts or maintain a net exposure to such contracts if the  consummation  of the contracts  would  obligate a Fund to deliver an amount of foreign  currency in excess of the value of that  Fund's  portfolio  securities  or other  assets denominated  in that  currency or another  currency  that is the subject of the hedge.

      The precise  matching  of the amounts  under  forward  contracts  and the value of the securities  involved  generally  will not be possible  because the future value of securities  denominated in foreign  currencies will change as a consequence  of market  movements  between  the date the  forward  contract  is entered  into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and  deliver  foreign  currency  to settle the  original purchase  obligation.  If the  market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated  to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is,  cash)
market to settle  the  security  trade.  If the  market  value of the  security instead exceeds the amount of foreign currency the Fund
is  obligated  to deliver  to settle the trade,  the Fund might have to sell on the spot  market  some of the foreign  currency  received  upon the sale of the security.  There will be  additional  transaction  costs on the spot  market in those cases.

      The  projection  of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging  strategy is
highly   uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will  not be  accurately  predicted,  causing  a  Fund  to sustain  losses on these  contracts and to pay additional  transactions  costs.
The use of forward  contracts in this manner might reduce a Fund's  performance if there are  unanticipated  changes  in  currency  prices to a greater  degree than if a Fund had not entered into such contracts.

      At or before the maturity of a forward contract  requiring a Fund to sell a  currency,  the  Fund  might  sell a  portfolio  security  and use  the  sale proceeds to make  delivery of the  currency.  In the  alternative  a Fund might retain the  security  and  offset its  contractual  obligation  to deliver  the currency  by  purchasing  a second  contract.  Under that  contract a Fund will obtain,  on the same maturity  date, the same amount of the currency that it is obligated  to deliver.  Similarly,  a Fund might  close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount  of the same  currency  on the maturity  date of the first  contract.  The Fund  would  realize a gain or loss as a result of entering into such an offsetting  forward  contract under either circumstance.  The  gain or  loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between  the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to a Fund of engaging in forward  contracts varies with factors such as the  currencies  involved,  the length of the  contract  period and the market  conditions  then  prevailing.  Because  forward  contracts  are usually entered  into on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because these  contracts are not traded on an exchange,  a Fund must evaluate  the  credit  and  performance  risk of the  counterparty  under  each forward contract.

      Although  a Fund  values its assets  daily in terms of U.S.  dollars,  it does not  intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily  basis.  Funds may  convert  foreign  currency  from time to time,  and will  incur  costs in doing  so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize  a profit  based on the  difference  between  the  prices  at  which  they  buy  and  sell  various currencies.  Thus,  a dealer  might offer to sell a foreign  currency to a Fund at one rate,  while  offering a lesser rate of exchange if the Fund  desires to resell that currency to the dealer.

      |_|  Regulatory  Aspects of Hedging  Instruments.  When using futures and
options  on  futures,   the  Funds  are  required  to  operate  within  certain
guidelines and  restrictions  with respect to the use of futures as established by the Commodities  Futures Trading Commission (the "CFTC").  In particular,  a
Fund  is  exempted  from  registration  with  the  CFTC  as a  "commodity  pool operator" if the Fund  complies  with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of a Fund's assets that may be used for futures margin and related options premiums
for a bona fide hedging  position.  However,  under the Rule, a Fund must limit its aggregate  initial futures margin and related options  premiums to not more than  5% of  the  Funds'  net  assets  for  hedging  strategies  that  are  not considered bona fide hedging strategies under the Rule.

      Transactions in options by a Fund are subject to limitations  established by the option  exchanges.  The  exchanges  limit the maximum  number of options that may be written or held by a single  investor or group of investors  acting in concert.  Those limits apply  regardless of whether the options were written or  purchased  on the same or  different  exchanges  or are held in one or more accounts  or through  one or more  different  exchanges  or through one or more brokers.  Thus,  the  number  of  options  that a Fund may write or hold may be affected  by  options  written  or  held by  other  entities,  including  other investment  companies  having the same advisor as that Fund (or an adviser that is an affiliate of the Funds'  advisor).  The  exchanges  also impose  position limits on  futures  transactions.  An  exchange  may order the  liquidation  of positions  found to be in  violation  of those  limits and may  impose  certain other sanctions.

      Under the  Investment  Company Act,  when a Fund  purchases a future,  it must  identify as  segregated  on its records  liquid assets in an amount equal to the market value of the securities  underlying  the future,  less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments.  Certain foreign currency exchange  contracts are treated as "Section 1256 contracts"  under the Internal
Revenue Code. In general,  gains or losses  relating to Section 1256  contracts are  characterized as 60% long-term and 40% short-term  capital gains or losses under  the  Code.  However,  foreign  currency  gains or  losses  arising  from
Section 1256  contracts  that are forward  contracts  generally  are treated as ordinary  income or loss.  In  addition,  Section  1256  contracts  held by the
Funds at the end of each taxable year are  "marked-to-market,"  and  unrealized gains or losses  are  treated as though  they were  realized.  These  contracts also  may  be  marked-to-market  for  other  purposes  under  rules  prescribed pursuant to the  Internal  Revenue  Code.  An election can be made by a Fund to exempt those transactions from this marked-to-market treatment.

      Certain  forward  contracts a Fund enters into may result in  "straddles"
for Federal  income tax purposes.  The straddle  rules may affect the character
and  timing  of  gains  (or  losses)   recognized  by  that  Fund  on  straddle
positions.  Generally,  a loss  sustained  on  the  disposition  of a  position making up a straddle is allowed  only to the extent  that the loss  exceeds any
unrecognized  gain  in  the  offsetting   positions  making  up  the  straddle.
Disallowed  loss  is  generally   allowed  at  the  point  where  there  is  no
unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses  are treated as ordinary income or loss:

(1)   gains or losses  attributable  to  fluctuations  in  exchange  rates that occur between the time a Fund accrues interest or other  receivables or
        accrues  expenses  or  other  liabilities   denominated  in  a  foreign
        currency and the time that Fund actually  collects such  receivables or pays such liabilities, and
(2)   gains or losses  attributable  to  fluctuations in the value of a foreign
        currency   between  the  date  of   acquisition   of  a  debt  security
        denominated  in  a  foreign   currency  or  foreign   currency  forward
        contracts and the date of disposition.

      Currency  gains and losses are offset  against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss  under the
Internal  Revenue  Code for that trade,  which may  increase  or  decrease  the amount  of a  Fund's  investment  income  available  for  distribution  to  its shareholders.

      |X|  Temporary   Defensive   Investments.   When  market  conditions  are
unstable,  or the  Manager  believes  it is  otherwise  appropriate  to  reduce holdings in stocks,  the Funds can invest in a variety of debt  securities  for
defensive   purposes.   The  Funds  can  also  purchase  these  securities  for
liquidity  purposes to meet cash needs due to the  redemption  of Fund  shares, or to hold  while  waiting to  reinvest  cash  received  from the sale of other portfolio securities. The Funds can buy:
|_|   obligations  issued  or  guaranteed  by  the  U.  S.  government  or  its instrumentalities or agencies,
|_|   commercial paper (short-term,  unsecured, promissory notes of domestic or foreign  companies)  rated in the three  top  rating  categories  of a nationally recognized rating organization,
|_|   short-term debt obligations of corporate issuers,  rated investment grade
         (rated at least Baa by  Moody's  or at least BBB by  Standard & Poor's or a comparable  rating by another  rating  organization),  or unrated securities  judged by the  Manager  to have a  comparable  quality  to rated securities in those categories,
|_|   certificates of deposit and bankers'  acceptances of domestic and foreign banks  having total assets in excess of $1 billion, and
|_|   repurchase agreements.

      Short-term  debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can  normally be disposed of quickly, are not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest  rate risk than  longer-term  debt securities.

      Money Fund/VA  Investment  Policies.  Under Rule 2a-7,  Money Fund/VA may
purchase only "Eligible  Securities," as defined below, that the Manger,  under procedures  approved by the Trust's  Board of  Trustees,  has  determined  have minimal  credit  risk.  An  "Eligible  Security"  is (a) a  security  that  has received a rating in one of the two highest  short-term  rating  categories  by any two  "nationally-recognized  statistical  rating  organizations" as defined in Rule 2a-7  ("Rating  Organizations"),  or, if only one  Rating  Organization
has  rated  that   security,   by  that  Rating   Organization   (the   "Rating
Requirements"),  (b) a security that is  guaranteed,  and either that guarantee or the party  providing that guarantee  meets the Rating  Requirements,  or (c)
an unrated  security that is either issued by an issuer having another  similar security  that meets the Rating  Requirements,  or is judged by the  Manager to be of  comparable  quality to  investments  that meet the Rating  Requirements.
Rule 2a-7 permits  Money  Fund/VA to purchase  "First Tier  Securities,"  which are  Eligible  Securities  rated in the highest  category for  short-term  debt obligations  by at least  two  Rating  Organizations,  or,  if only one  Rating
Organization has rated a particular security,  by that Rating Organization,  or comparable unrated securities.

      If a security's  rating is  downgraded,  the Manager and/or the Board may have to reassess the  security's  credit risk. If a security has ceased to be a
First Tier Security,  the Manager will promptly  reassess  whether the security continues  to present  "minimal  credit  risk." If the  Manager  becomes  aware that any  Rating  Organization  has  downgraded  its  rating  of a Second  Tier
Security  or  rated  an  unrated  security  below  its  second  highest  rating category,  the Trust's Board of Trustees  shall promptly  reassess  whether the security  presents  minimal  credit risk and  whether it is in Money  Fund/VA's best interests to dispose of it.

      If Money  Fund/VA  disposes of the security  within 5 days of the Manager learning of the downgrade,  the Manager will provide the Board with  subsequent notice of such  downgrade.  If a  security  is in  default,  or ceases to be an
Eligible  Security,  or is  determined  no longer  to  present  minimal  credit risks,  the  Manager  will  dispose  of the  security  as soon as  practicable, absent a  determination  by the Board that  disposal of the security  would not be in Money  Fund/VA's  best  interests.  In  making  that  determination,  the
Board may take into  consideration  default insurance  coverage that Money Fund
shares  with  other  money  market   funds   managed  by  the  Manager  and  an
affiliate.  If such  coverage is available  for a portion of the loss caused by the default and the security can only be sold at a depressed  price,  the Board may  determine  it is in  Money  Fund/VA's  best  interests  not to  sell  that defaulted security.  In that case,  retention of the security would not violate
Rule 2a-7. Due to coverage  limits,  exclusions and  deductibles,  there can be no  assurance  of the adequacy or  availability  of  insurance  coverage in the event a security is in default.

      The Rating  Organizations  currently designated as such by the Securities and Exchange  Commission  ("SEC") are Standard & Poor's,  Moody's,  Fitch,  and
Thomson  BankWatch,  Inc.  See  Appendix  A to  this  Statement  of  Additional
Information  for  a  description  of  the  rating   categories  of  the  Rating
Organizations.

o     Certificates  of Deposit and Commercial  Paper.  Money Fund/VA may invest in  certificates  of deposit of up to  $100,000  of a domestic  bank if such  certificates  of deposit are fully insured as to principal by the
        Federal Deposit  Insurance  Corporation.  For purposes of this section, the term "bank" includes  commercial banks,  savings banks, and savings and loan  associations  and the term "foreign  bank"  includes  foreign branches of U.S.  banks  (issuers of  "Eurodollar"  instruments),  U.S.
        branches  and  agencies of foreign  banks  (issuers of "Yankee  dollar"
        instruments)  and foreign  branches  of foreign  banks.  Money  Fund/VA also may  purchase  obligations  issued by other  entities if they are:
        (i)  guaranteed as to principal  and interest by a bank or  corporation whose  certificates  of deposit or  commercial  paper may  otherwise be purchased by Money  Fund/VA,  or (ii) subject to repurchase  agreements
        (explained  in the  prospectus),  if the  collateral  for the agreement complies with Rule 2a-7.

o     Bank Loan  Participation  Agreements.  Money  Fund/VA  may invest in bank
        loan   participation   agreements.   They  provide  the  Fund  with  an
        undivided  interest  in  a  loan  made  by  the  issuing  bank  in  the proportion the Fund's interest bears to the total  principal  amount of the loan. In evaluating the risk of these  investments,  the Fund looks to the  creditworthiness  of the  borrower  that is  obligated  to make principal and interest payments on the loan.

o     Time  Deposits.  Money Fund/VA may invest in fixed time  deposits,  which are  non-negotiable  deposits in a bank for a specified  period of time at a  stated  interest  rate,  whether  or not  subject  to  withdrawal penalties;  however, such deposits which are subject to such penalties, other than  deposits  maturing in less than 7 days,  are subject to the
        10%  limitation  applicable to illiquid  securities  purchased by Money
        Fund/VA.

o     Floating   Rate/Variable   Rate  Notes.   Money  Fund/VA  may  invest  in
        instruments  with  floating or variable  interest  rates.  The interest rate on a  floating  rate  obligation  is based on a stated  prevailing market  rate,  such as a bank's  prime rate,  the 90-day U.S.  Treasury
        Bill rate, the rate of return on commercial paper or bank  certificates of deposit, or some other standard,  and is adjusted automatically each time such  market rate is  adjusted.  The  interest  rate on a variable rate  obligation is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of no less than one year.  Some variable rate or floating rate  obligations  in which Money
        Fund/VA  may  invest  have a demand  feature  entitling  the  holder to demand  payment  at an  amount  approximately  equal  to the  principal amount  thereof  plus  accrued  interest at any time,  or at  specified intervals  not  exceeding  one  year.  These  notes  may or may  not be backed by bank  letters of credit.  The  interest  rates on these notes fluctuate  from time to time.  Generally,  the changes in the  interest rate on such  securities  reduce the fluctuation in their market value.
        As interest  rates  decrease or  increase,  the  potential  for capital
        appreciation   or   depreciation  is  less  than  that  for  fixed-rate
        obligations of the same maturity.

o     Master Demand Notes.  Master demand notes are corporate  obligations that permit  the  investment  of  fluctuating  amounts  by Money  Fund/VA at varying  rates of  interest  pursuant  to direct  arrangements  between
        Money Fund/VA,  as lender,  and the corporate  borrower that issues the note.  These  notes  permit  daily  changes  in the  amounts  borrowed.
        Money  Fund/VA has the right to increase  the amount  under the note at any time up to the full amount  provided by the note  agreement,  or to decrease  the amount.  The  borrower may repay up to the full amount of the note at any time without penalty. It is not generally  contemplated that  master  demand  notes  will be  traded  because  they are  direct lending arrangements  between the lender and the borrower.  There is no secondary  market for these notes,  although  they are  redeemable  and thus immediately  repayable by the borrower at face value, plus accrued interest,  at any time.  Accordingly,  where these  obligations are not secured  by  letters of credit or other  credit  support  arrangements,
        Money  Fund/VA's  right to redeem is dependent  upon the ability of the borrower to pay  principal and interest on demand.  In  evaluating  the master demand  arrangements,  the Manager  considers the earning power, cash flow, and other  liquidity  ratios of the issuer.  If they are not rated by Rating  Organizations,  Money  Fund/VA may invest in them only if, at the time of an  investment,  they are Eligible  Securities.  The
        Manager will continuously  monitor the borrower's  financial ability to meet all of its obligations  because Money Fund/VA's liquidity might be impaired if the borrower  were unable to pay  principal and interest on demand.  There is no limit on the amount of the Money Fund/VA's  assets that may be invested in floating  rate and variable  rate  obligations.
        Floating  rate or variable  rate  obligations  which do not provide for recovery of principal  and  interest  within seven days' notice will be subject  to  the  10%  limitation  applicable  to  illiquid  securities purchased by Money Fund/VA.

 Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that the Fund has  adopted  to  govern  its  investments  that can be changed  only by the vote of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a  "majority"  vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|  more than 50% of the outstanding shares.

      The  Funds'  investment  objectives  are  fundamental   policies.   Other
policies   described  in  the   Prospectus  or  this  Statement  of  Additional
Information are  "fundamental"  only if they are identified as such. The Funds'
Board of Trustees can change non-fundamental policies without shareholder
approval.   However,   significant  changes  to  investment  policies  will  be
described in  supplements  or updates to the  Prospectus  or this  Statement of
Additional   Information,   as   appropriate.   The  Funds'  most   significant
investment policies are described in the Prospectus.

      |X| Do the Funds Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Funds.

      |_| No Fund can buy  securities  issued or  guaranteed  by any one issuer if (i) more than 5% of its total  assets  would be  invested in  securities  of that  issuer or (ii) it would  then own more than 10% of that  issuer's  voting securities,  or (iii) it would  then own more than 10% in  principal  amount of
that  issuer's   outstanding   debt   securities.   The   restriction  on  debt
securities  does not apply to Strategic Bond Fund/VA.  All of the  restrictions apply  only to 75% of each  Fund's  total  assets.  The  limits do not apply to
securities   issued  by  the  U.S.   Government  or  any  of  its  agencies  or
instrumentalities, or securities of other investment companies.

      |_|  The  Funds  cannot  make  loans   except  (a)  through   lending  of
securities,  (b) through the purchase of debt instruments or similar  evidences
of  indebtedness,   (c)  through  an  interfund   lending  program  with  other
affiliated funds, and (d) through repurchase agreements.

      |_| The Funds  cannot  concentrate  investments.  That means they  cannot invest 25% or more of their  total  assets in  companies  in any one  industry.
Obligations  of the U.S.  government,  its agencies and  instrumentalities  are not  considered  to  be  part  of  an  "industry"  for  the  purposes  of  this restriction.  This  policy  does not  limit  investments  by Money  Fund/VA  in obligations issued by banks.

      |_| The  Funds  cannot  buy or sell  real  estate  or  interests  in real estate.  However,  the Funds  can  purchase  debt  securities  secured  by real estate or interests  in real estate,  or issued by  companies,  including  real estate  investment  trusts,  which  invest in real estate or  interests in real estate.

      |_|  The  Funds  cannot  underwrite  securities  of  other  companies.  A permitted  exception  is in case a Fund is  deemed to be an  underwriter  under the  Securities  Act of 1933  when  reselling  any  securities  held in its own portfolio.

      |_| The  Funds  cannot  invest in  commodities  or  commodity  contracts, other than the hedging  instruments  permitted by any of its other  fundamental policies.  It does not matter  whether the hedging  instrument is considered to be a commodity or commodity contract.

      |_| The  Funds  cannot  issue  "senior  securities,"  but  this  does not prohibit  certain  investment  activities  for  which  assets  of the Funds are designated as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery and when-issued arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      |_| The Funds  cannot  borrow  money in excess of 33-1/3% of the value of that  Fund's  total  assets.  The  Funds may  borrow  only  from  banks  and/or affiliated  investment  companies.  With  respect to this  fundamental  policy, the  Funds  can  borrow  only  if they  maintain  a 300%  ratio  of  assets  to borrowings at all times in the manner set forth in the  Investment  Company Act of 1940.
      Unless the Prospectus or this Statement of Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only at the time the Fund makes an  investment.  The Fund need not sell  securities  to meet  the  percentage  limits  if the  value  of the  investment  increases  in proportion to the size of the Fund.

      For purposes of the Funds' policy not to concentrate  its  investments as described  above,  the Funds have  adopted  the  industry  classifications  set forth in Appendix B to this  Statement of Additional  Information.  This is not a fundamental policy.

How the Funds Are Managed

Organization  and History.  Each Fund is an investment  portfolio,  or "series"
of Oppenheimer  Variable Account Funds (the "Trust"),  a multi-series  open-end
diversified   management   investment  company  organized  as  a  Massachusetts
business  trust  that  presently  includes  ten  series.  Money  Fund/VA,  Bond
Fund/VA and Capital  Appreciation  Fund/VA  were all  organized  in 1983,  High
Income  Fund/VA,  Aggressive  Growth Fund/VA and Multiple  Strategies  Fund/VA,
were all organized in 1986,  Global  Securities  Fund/VA was organized in 1990,
Strategic  Bond  Fund/VA was  organized  in 1993,  Main Street  Growth & Income
Fund/VA  was  organized  in  1995,  and  Main  Street  Small  Cap  Fund/VA  was
organized  in 1998.  Prior to May 1, 2001,  Oppenheimer  Main Street  Small Cap
Fund was named  "Oppenheimer  Small Cap Growth Fund." The suffix "VA" was added to each Fund's  name on May 1, 1999.  Prior to that date,  Oppenheimer  Capital
Appreciation  Fund/VA  was named  "Oppenheimer  Growth  Fund," and  Oppenheimer
Main  Street  Growth & Income  Fund/VA was named  "Oppenheimer  Growth & Income
Fund." Prior to May 1, 1998,  Oppenheimer  Aggressive  Growth Fund/VA was named
"Oppenheimer  Capital  Appreciation  Fund." All  references to the Fund's Board of Trustees and Officers refer to the Trustees and Officers,  respectively,  of
Oppenheimer Variable Account Funds.

      The Funds are governed by a Board of Trustees,  which is responsible  for
protecting  the  interests  of  shareholders   under   Massachusetts  law.  The
Trustees  meet   periodically   throughout  the  year  to  oversee  the  Funds'
activities,  review their  performance,  and review the actions of the Manager.
Although   the  Funds  will  not   normally   hold   annual   meetings  of  its
shareholders, they may

hold  shareholder  meetings  from  time  to  time  on  important  matters,  and shareholders  have the right to call a meeting  to remove a Trustee  or to take other action  described in the  Declaration  of Trust of  Oppenheimer  Variable
Account Funds.

           |X| Classes of Shares. The Board of Trustees has the power,  without shareholder  approval,  to divide  unissued shares of any Fund into two or more classes.  The Board has done so,  and each Fund  currently  has two  classes of shares:  (1) a class with no specific  class name,  and (2)  "Service  shares,"
which are subject to a  distribution  and service  plan,  described  under that heading  below.  All  classes  invest in the same  investment  portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests  of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each  share of each class has one vote at shareholder  meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote of  shareholders.  Each  share  of  each  Fund represents  an interest in that Fund  proportionately  equal to the interest of each other share of the same class.

      The Trustees are  authorized  to create new series and classes of shares.
The Trustees  also have the  authority  to  terminate  the Trust or a series or class of shares.  The  Trustees  may  reclassify  unissued  shares of the Funds into  additional  series or classes of shares.  The Trustees also may divide or combine  the  shares  of a class  into a  greater  or  lesser  number of shares without  changing the  proportionate  beneficial  interest of a shareholder  in the  Funds.  Shares  do not have  cumulative  voting  rights or  preemptive  or
subscription   rights.   Shares   may  be  voted  in  person  or  by  proxy  at
shareholder meetings.

      |X| Meetings of  Shareholders.  As a Massachusetts  business  trust,  the
Funds  are not  required  to  hold,  and do not plan to  hold,  regular  annual meetings of  shareholders.  The Funds will hold meetings when required to do so by the  Investment  Company Act or other  applicable  law. They will also do so when a  shareholder  meeting is called by the  Trustees or upon proper  request of the shareholders.

      Shareholders  have the right,  upon the declaration in writing or vote of two-thirds  of the  outstanding  shares of all the Funds,  to remove a Trustee.
The Trustees  will call a meeting of  shareholders  to vote on the removal of a
Trustee  upon  the  written  request  of  the  record  holders  of  10%  of all outstanding  shares.  If the  Trustees  receive  a  request  from at  least  10 shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the Trustees  will then either make the shareholder  list  available to the applicants or mail their  communication  to all other  shareholders at the applicants'  expense.  The  shareholders  making the request must have been  shareholders  for at least six months and must hold shares of the Funds  valued at $25,000 or more or  constituting  at least 1% of the Funds'  outstanding  shares,  whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|  Shareholder  and  Trustee   Liability.   The  Declaration  of  Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability for the
Funds'  obligations.  It also provides for indemnification and reimbursement of expenses out of a Fund's  property for any shareholder  held personally  liable for its  obligations.  The  Declaration of Trust also states that upon request, a Fund shall  assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and  shall  satisfy  any  judgment  on that claim.  Massachusetts  law permits a shareholder  of a business  trust (such as the  Trust)  to  be  held  personally  liable  as  a  "partner"  under  certain circumstances.  However,  the risk that a Fund shareholder will incur financial loss from  being  held  liable as a  "partner"  of the Fund is  limited  to the relatively  remote  circumstances  in which a Fund  would be unable to meet its obligations.

      The Funds' contractual  arrangements state that any person doing business
with  the  Funds  (and  each   shareholder  of  the  Funds)  agrees  under  its
Declaration   of  Trust  to  look   solely  to  the  assets  of  the  Fund  for
satisfaction  of any claim or demand  that may arise out of any  dealings  with that Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees  and  Officers of the Funds.  The  Trustees and officers of the Funds, and their  principal  occupations  and  business  affiliations  during the past five years are listed  below.  Trustees  denoted with an asterisk (*) below are deemed to be "interested persons" of the Funds under the Investment
Company  Act.  All of the  Trustees  are also  trustees,  directors or managing general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves        Oppenheimer Strategic Income Fund
Oppenheimer Champion Income Fund Oppenheimer  Senior  Floating Rate
                                 Fund
Oppenheimer Capital Income Fund  Panorama Series Fund, Inc.
Oppenheimer High Yield Fund      Centennial America Fund, L. P.
Oppenheimer  International  Bond Centennial  California  Tax Exempt
Fund                             Trust
Oppenheimer Integrity Funds      Centennial Government Trust
Oppenheimer         Limited-Term Centennial Money Market Trust
Government Fund
Oppenheimer  Main Street  Funds, Centennial  New  York  Tax  Exempt
Inc.                             Trust
Oppenheimer      Main     Street Centennial Tax Exempt Trust
Opportunity Fund
Oppenheimer  Main  Street  Small
Cap Fund
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Select Managers

    Ms. Macaskill and Messrs. Swain, Bishop,  Donohue, Farrar and Zack, who are
officers  of the  Fund,  respectively  hold the  same  offices  with the  other
Denver-based  Oppenheimer  funds.  As of  March  31,  2001,  the  Trustees  and officers  of the Fund as a group  did not  beneficially  own any  shares of any
Fund.

--------
* Trustee who is an "interested person" of the Fund and of the Manager.
1. Ms.  Macaskill  and Mr.  Bowen are not  Directors  of Panorama  Series Fund,
Inc.  Mr.  Fossel,  Mr.  Armstrong  and  Mr.  Bowen  are not  Managing  General
Partners of Centennial  America Fund,  L.P.,  and Messrs.  Cameron and Marshall
are not Trustees or Directors of Oppenheimer  Municipal  Fund,  Panorama Series
Fund, Inc., or Managing General Partners of Centennial America Fund, L.P.

William L. Armstrong, Trustee, Age: 63.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following  private  mortgage  banking  companies:  Cherry Creek
Mortgage  Company  (since  1991),  Centennial  State  Mortgage  Company  (since
1994),  The  El  Paso  Mortgage  Company  (since  1993),   Transland  Financial
Services,  Inc.  (since  1997);  Chairman of the following  private  companies:
Frontier Real Estate,  Inc.  (residential  real estate brokerage) (since 1994),
Frontier  Title  (title  insurance  agency)  (since  1995) and  Great  Frontier
Insurance  (insurance  agency) (since 1995); and Ambassador  Media  Corporation
(since 1984);  Director of the following public companies:  Storage  Technology
Corporation  (computer  equipment  company)  (since  1991),  Helmerich & Payne,
Inc. (oil and gas  drilling/production  company)  (since  1992),  UNUMProvident
(insurance  company) (since 1991);  formerly  Director of International  Family
Entertainment  (television  channel)  (1992 - 1997) and Natec  Resources,  Inc.
(air  pollution   control  equipment  and  services  company)  (1991  -  1995),
Frontier Real Estate,  Inc.  (residential  real estate brokerage) (1994 - 1999)
and Frontier Title (title  insurance  company)  (1995 - 1999);  formerly a U.S.
Senator (January 1979 - January 1991).

Robert G. Avis*, Trustee, Age: 69.
6803 South Tucson Way, Englewood, Colorado 80112
Director and  President  of A.G.  Edwards  Capital,  Inc.  (General  Partner of
private  equity funds),  formerly,  until March 2000,  Chairman,  President and
Chief Executive Officer of A.G. Edwards Capital,  Inc.;  formerly,  until March
1999,  Vice  Chairman  and Director of A.G.  Edwards and Vice  Chairman of A.G.
Edwards & Sons,  Inc. (its  brokerage  company  subsidiary);  until March 1999,
Chairman  of  A.G.   Edwards   Trust  Company  and  A.G.E.   Asset   Management
(investment  advisor);  until March 2000, a Director of A.G. Edwards & Sons and
A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 64.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until April 1999) Mr.  Bowen held the  following  positions:  Senior
Vice President  (from  September  1987) and Treasurer  (from March 1985) of the
Manager;  Vice President  (from June 1983) and Treasurer  (since March 1985) of
OppenheimerFunds,  Distributor  Inc.,  a  subsidiary  of the  Manager  and  the
Fund's  Distributor;  Senior Vice President  (since February  1992),  Treasurer
(since July 1991)  Assistant  Secretary and a director (since December 1991) of
Centennial  Asset Management  Corporation;  Vice President (since October 1989)
and Treasurer (since April 1986) of HarbourView  Asset Management  Corporation;
President,  Treasurer and a director of Centennial  Capital  Corporation (since
June 1989);  Vice  President  and  Treasurer  (since August 1978) and Secretary
(since April 1981) of Shareholder  Services,  Inc.; Vice  President,  Treasurer
and Secretary of Shareholder  Financial  Services,  Inc. (since November 1989);
Assistant  Treasurer  of  Oppenheimer  Acquisition  Corp.  (since  March 1998);
Treasurer of Oppenheimer  Partnership  Holdings,  Inc.  (since  November 1989);
Vice  President  and  Treasurer  of  Oppenheimer  Real Asset  Management,  Inc.
(since  July  1996);  Treasurer  of  OppenheimerFunds  International  Ltd.  and
Oppenheimer Millennium Funds plc (since October 1997).

Edward L. Cameron, Trustee, Age: 62.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (from  1974-1999)  a  partner  with  PricewaterhouseCoopers  LLC  (an
accounting  firm)  and  Chairman,   Price  Waterhouse  LLP  Global   Investment
Management Industry Services Group (from 1994-1998).

Jon S. Fossel, Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until  October  1995)  Chairman  and  a  director  of  the  Manager,
President  and  a  director  of  Oppenheimer  Acquisition  Corp.,   Shareholder
Services, Inc. and Shareholder Financial Services, Inc

Sam Freedman, Trustee, Age: 60.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until  October  1994)  Chairman  and  Chief  Executive   Officer  of
OppenheimerFunds  Services,  Chairman,  Chief Executive  Officer and a director of Shareholder Services,  Inc., Chairman,  Chief Executive Officer and director of  Shareholder  Financial  Services,  Inc.,  Vice  President  and  director of
Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

C. Howard Kast, Trustee, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall, Jr., Age: 58.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until 1999)  Chairman of SIS & Family  Bank,  F.S.B.  (formerly  SIS
Bank); President,  Chief Executive Officer and Director of SIS Bankcorp.,  Inc.
and SIS  Bank  (formerly  Springfield  Institution  for  Savings)  (1993-1999);
Executive  Vice President  (until 1999) of Peoples  Heritage  Financial  Group,
Inc.;  Chairman and Chief  Executive  Office of Bank of Ireland First Holdings,
Inc.  and  First New  Hampshire  Banks  (1990-1993);  Trustee  (since  1996) of
MassMutual  Institutional  Funds and of MML Series  Investment  Fund  (open-end investment companies).

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 67.
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988);  formerly  President and a
director  of  Centennial   Asset   Management   Corporation,   a   wholly-owned
subsidiary  of the Manager and Chairman of the Board of  Shareholder  Services,
Inc., a transfer agent subsidiary of the Manager.

Bridget A. Macaskill*, President and Trustee; Age: 53.
Two World Trade Center, New York, New York 10048-0203
Formerly   Chairman  (August  2000  -  July  2001),   Chief  Executive  Officer
(September  1995 - July  2001),  President  (June  1991 -  August  2000)  and a
director  (December  1994 - July  2001) of the  Manager;  President  (September
1995 - July 2001) and a  director  (October  1990 - July  2001) of  Oppenheimer
Acquisition  Corp.,  the Manager's  parent holding  company;  President,  Chief
Executive  Officer  and a  director  (March  2000 - July  2001) of OFI  Private
Investments,  Inc., an investment adviser  subsidiary of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.  (August  1994 - July 2001) and
Shareholder  Financial Services,  Inc.  (September 1995 - July 2001),  transfer agent subsidiaries of the Manager;  President  (September 1995 - July 2001) and
a director  (November  1989 - July 2001) of Oppenheimer  Partnership  Holdings,
Inc., a holding  company  subsidiary  of the Manager;  President and a director
(October  1997  -  July  2001)  of  OppenheimerFunds   International  Ltd.,  an
offshore  fund  management   subsidiary  of  the  Manager  and  of  Oppenheimer
Millennium Funds plc; a director of HarbourView  Asset  Management  Corporation
(July 1991 - July 2001) and of Oppenheimer  Real Asset  Management,  Inc. (July
1996 - July 2001),  investment adviser  subsidiaries of the Manager; a director
(April  2000 - July 2001) of  OppenheimerFunds  Legacy  Program,  a  charitable trust  program  established  by the Manager.  President  and a trustee of other
Oppenheimer funds.
Charles Albers, Vice President and Portfolio Manager, Age: 60.
Two World Trade Center, New York, New York 10048-0203
Senior  Vice  President  (since  April  1998)  of  the  Manager;   a  Certified
Financial  Analyst;  an officer  and  portfolio  manager  of other  Oppenheimer funds;  formerly a Vice President and portfolio  manager for Guardian  Investor
Services,  the investment  management subsidiary of The Guardian Life Insurance
Company (1972 - April 1998).

Bruce Bartlett, Vice President and Portfolio Manager, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  (since  January  1999) of the  Manager;  an officer and portfolio manager of other Oppenheimer  funds;  prior to joining the Manager in
April 1995, he was a Vice  President and Senior  Portfolio  Manager at First of
America Investment Corp. (September 1986 - April 1995).

George Evans, Vice President and Portfolio Manager, Age: 43
Two World Trade Center, new York, New York 10048-0203
Vice President of the Manager  (since  October 1993) and of  HarbourView  Asset
Management  Corporation  (since July 1994); an officer and portfolio manager of other Oppenheimer funds.

Raymond J. Kalinowski, Trustee, Age: 71.
44 Portland Drive, St. Louis, Missouri 63131
Formerly  a director  of Wave  Technologies  International,  Inc.  (a  computer products training company), self-employed consultant (securities matters).

John S. Kowalik, Vice President and Portfolio Manager, Age: 43.
Two World Trade Center, New York, New York 10048-0203
Senior  Vice  President  of the Manager  (since  July 1998) and of  HarbourView
Asset  Management  Corporation  (since  April 2000);  an officer and  portfolio manager of other  Oppenheimer  funds;  formerly  Managing  Director  and Senior
Portfolio Manager at Prudential Global Advisors (June 1989 - June 1998).

Michael S. Levine, Vice President and Portfolio Manager, Age: 35.
Two World Trade Center, New York, New York 10048-0203
Vice  President  (since June 1998) of the  Manager;  an officer  and  portfolio manager of other  Oppenheimer  funds;  formerly  Assistant  Vice  President and
Portfolio  Manager of the Manager  (April  1996 - June 1998);  prior to joining the Manager in June 1994,  he was a portfolio  manager and  research  associate for Amas Securities, Inc. (February 1990 - February 1994).

Nikolaos D. Monoyios, Vice President and Portfolio Manager, Age: 51.
Two World Trade Center, New York, New York 10048-0203
Vice  President of the Manager  (since April  1998);  an officer and  portfolio manager of other Oppenheimer funds; a Certified  Financial Analyst;  formerly a
Vice  President  and  portfolio  manager for Guardian  Investor  Services,  the investment  management  subsidiary of The Guardian Life Insurance Company (1979
- March 1998).

David P. Negri, Vice President and Portfolio Manager, Age: 46.
Two World Trade Center, New York, New York 10048-0203
Senior  Vice  President  of the  Manager  (since  May 1998) and of  HarbourView
Asset  Management  Corporation  (since  April 1999);  an officer and  portfolio manager of other  Oppenheimer  funds;  formerly  Vice  President of the Manager
(July 1988 - May 1998).

Jane Putnam, Vice President and Portfolio Manager, Age: 40.
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager  (since  October 1995);  an officer and portfolio manager of other  Oppenheimer  fund;  before  joining  the Manager in May 1994, she was a portfolio  manager and equity  research  analyst  for  Chemical  Bank
(June 1989 - May 1994).

Thomas P. Reedy, Vice President and Portfolio Manager, Age: 39.
Two World Trade Center, New York, New York 10048-0203
Vice  President  of the  Manager  (since  June 1993) and of  HarbourView  Asset
Management  Corporation  (since April 1999);  an officer and portfolio  manager of other Oppenheimer funds.

Richard H. Rubinstein, Vice President and Portfolio Manager, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  (since  October  1995) of the  Manager;  an officer and portfolio  manager of another  Oppenheimer  fund;  formerly a Vice President of the Manager (June 1990 - October 1995).

Arthur P. Steinmetz, Vice President and Portfolio Manager, Age: 42.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  of the Manager  (since  March 1993) and of  HarbourView
Asset  Management  Corporation  (since  March 2000);  an officer and  portfolio manager of other Oppenheimer funds.

Susan Switzer, Vice President and Portfolio Manager, Age:  34
Two World Trade Center, New York, New York 10048-0203
Vice  President of the Manager since  December  2000;  Assistant Vice President of the  Manager  from  December  1997 to  December  2000.  Prior to joining the
Manager,  she was a portfolio  manager at Neuberger  Berman from  November 1994 to November 1997.

James F. Turner, II, Vice President and Portfolio Manager, Age: 34.
Two World Trade Center, New York, New York 10048-0203
Vice  President  and  Portfolio  Manager of the Manager  since March 26,  2001;
portfolio  manager for Technology  Crossover  Ventures (May 2000 - March 2001);
Assistant  Vice  President  and  Associate  Portfolio  Manager  of the  Manager
(August 1999 - May 2000);  securities  analyst for the Manager  (October 1996 -
August 1999); and a securities  analyst with First America  Investment  Company
(May 1994 - October 1996).

Barry D. Weiss, Vice President and Portfolio Manager, Age: 37.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the Manager  (since July  2001);  an officer and  portfolio manager of other  Oppenheimer  funds;  formerly  Assistant  Vice  President and
Senior  Credit  Analyst of the  Manager  (February  2000-June  2001).  Prior to
joining the Manager in February  2000,  he was Associate  Director,  Structured
Finance,  Fitch IBCA Inc.  (April 1998 - February 2000);  News Director,  Fitch
Investors  Service  (September  1996 - April 1998);  and Senior Budget Analyst,
City of New York,  Office of  Management  & Budget  (February  1990 - September
1996).

William L. Wilby, Vice President and Portfolio Manager, Age: 56.
Two World Trade Center, New York, New York 10048-0203
Senior  Vice  President  of the Manager  (since  July 1994) and of  HarbourView
Asset  Management  Corporation  (since May 1999);  Senior  Investment  Officer,
Director  of  International  Equities  (since  May  2000)  of the  Manager;  an officer  and  portfolio  manager  of other  Oppenheimer  funds;  formerly  Vice
President of the Manager  (October  1991- July 1994) and of  HarbourView  Asset
Management Corporation (June 1992 - May 1999).

Carol E. Wolf, Vice President and Portfolio Manager, Age: 49.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  (since  June 2000) of the  Manager  and of  Centennial
Asset  Management  Corporation;  an  officer  and  portfolio  manager  of other
Oppenheimer  funds;  formerly  Vice  President of the Manager (June 1990 - June
2000).

Mark Zavanelli, Assistant Vice President and Portfolio Manager; Age: 30.
Two World Trade Center, 34th Floor, New York, New York 10048
Assistant  Vice  President  (since  May  1998)  of  the  Manager;  a  Chartered
Financial  Analyst;  an officer and  portfolio  manager of another  Oppenheimer fund.  Prior to joining the Manager in May 1998 he was  President  of Waterside
Capital  Management,  a  registered  investment  advisor  (August  1995 - April
1998) and a financial  research  analyst for Elder  Research (June 1997 - April
1998).

Andrew J. Donohue, Vice President and Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General Counsel (since October
1991) and a director  (since  September  1995) of the Manager;  Executive  Vice
President  (since  September  1993)  and a  director  (since  January  1992) of
OppenheimerFunds  Distributor Inc.;  Executive Vice President,  General Counsel
and  a  director  (since  September  1995)  of  HarbourView   Asset  Management
Corporation,  Shareholder Services,  Inc., Shareholder Financial Services, Inc.
and Oppenheimer  Partnership Holdings,  Inc., of OFI Private Investments,  Inc.
(since  March  2000),  and of  Oppenheimer  Trust  Company  (since  May  2000);
President  and a director of Centennial  Asset  Management  Corporation  (since
September  1995) and of Oppenheimer  Real Asset  Management,  Inc.  (since July
1996);   Vice   President   and  a   director   (since   September   1997)   of
OppenheimerFunds  International  Ltd. and Oppenheimer  Millennium  Funds plc; a
director  (since  April  2000)  of  OppenheimerFunds  Legacy  Program;  General
Counsel  (since  May 1996) and  Secretary  (since  April  1997) of  Oppenheimer
Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted,  Treasurer,  Principal Financial and Accounting Officer,  Age:
41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March  1999)  of the  Manager;
Treasurer  (since  March 1999) of  HarbourView  Asset  Management  Corporation,
Shareholder  Services,  Inc.,  Oppenheimer Real Asset  Management  Corporation,
Shareholder  Financial  Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc.,   of  OFI  Private   Investments,   Inc.   (since   March  2000)  and  of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds  plc
(since May 2000);  Treasurer and Chief  Financial  Officer  (since May 2000) of
Oppenheimer Trust Company; Assistant

Treasurer  (since  March  1999)  of  Oppenheimer   Acquisition   Corp.  and  of
Centennial  Asset  Management  Corporation;  an  officer  of other  Oppenheimer funds;  formerly Principal and Chief Operating  Officer,  Bankers Trust Company
- Mutual Fund Services  Division (March 1995 - March 1999);  Vice President and
Chief  Financial  Officer  of  CS  First  Boston  Investment  Management  Corp.
(September 1991 - March 1995).

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant  Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994  - May  1996),  and a  Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of  the  Manager/Mutual  Fund  Accounting  (since  May  1996);
Assistant  Treasurer of Oppenheimer  Millennium Funds plc (since October 1997);
an officer of other  Oppenheimer  Funds;  formerly an Assistant  Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994 - May 1996),  and a Fund
Controller for the Manager.

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  (since May 1985) and Associate  General  Counsel (since
May 1981) of the Manager,  Assistant  Secretary of Shareholder  Services,  Inc.
(since May 1985),  Shareholder Financial Services,  Inc. (since November 1989);
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds  plc
(since October 1997); an officer of other Oppenheimer funds.

|X|   Remuneration  of Trustees.  The officers of the Funds and two Trustees of the Fund (Ms.  Macaskill  and Mr.  Swain) are  affiliated  with the Manager and receive no salary or fee from the Funds.  The  remaining  Trustees of the Funds received the compensation  shown below.  The  compensation  from the Funds were paid during their fiscal year ended  December 31, 2000. The  compensation  from all of the Denver-based  Oppenheimer  funds includes the compensation  from the
Funds and represents  compensation  received as a director,  trustee,  managing general  partner or member of a  committee  of the Board  during  the  calendar year 2000.

----------------------------------------------------------------------------
                                      Aggregate            Total
Trustee's Name and Other Positions    Compensation         Compensation
                                      from Oppenheimer     From all
                                      Variable             Denver-Based
                                      Account Funds        Oppenheimer
                                                           Funds1

----------------------------------------------------------------------------
----------------------------------------------------------------------------
William L. Armstrong, Review                 $6,135            $49,270
Committee Member
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Robert G. Avis                               $8,960            $72,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------
George Bowen                                 $6,955            $55,948
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Edward L. Cameron, Audit Committee           $3,321            $26,709
Chairman
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Jon S. Fossel                                $9,683            $77,880
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Sam Freedman, Chairman, Review               $9,958            $80,100
Committee
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C. Howard Kast, Audit Committee and         $10,710            $86,150
Review Committee Member
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Robert M. Kirchner, Audit Committee          $9,567            $76,950
Member
----------------------------------------------------------------------------
----------------------------------------------------------------------------
F. William Marshall, Jr.                      $468              $3,768
----------------------------------------------------------------------------
1.    For the 2000 calendar year.

|X|   Deferred  Compensation Plan. The Board of Trustees has adopted a Deferred
Compensation  Plan for  disinterested  Trustees  that  enables them to elect to defer  receipt  of all or a portion  of the annual  fees they are  entitled  to receive  from the  Funds.  Under  the  plan,  the  compensation  deferred  by a
Trustee  is  periodically  adjusted  as though an  equivalent  amount  had been invested in shares of one or more  Oppenheimer  funds  selected by the Trustee.
The amount paid to the  Trustee  under the plan will be  determined  based upon the performance of the selected funds.

    Deferral of Trustee's  fees under the plan will not  materially  affect the
Funds'  assets,  liabilities  and net  income  per  share.  The  plan  will not obligate  the  fund  to  retain  the  services  of any  Trustee  or to pay  any particular  level of compensation  to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Funds may invest in the funds selected by the Trustee  under the plan  without  shareholder  approval for the limited  purpose  of  determining  the  value  of the  Trustee's  deferred  fee account.

    |X|     Major  Shareholders.  As of  March  31,  2001,  the  only  entities owning  of  record or known by the  management  of the  Trust to be  beneficial owners of 5% or more of the  outstanding  shares of any Fund were:  (i) Monarch
Life  Insurance  Company  ("Monarch"),  Springfield  MA; (ii) GE Life & Annuity
Assurance  Company  ("GE"),  Richmond,  VA;  (iii)  Nationwide  Life  Insurance
Company  ("Nationwide"),  Columbus,  OH; (iv) Aetna Life  Insurance and Annuity
Company  ("Aetna"),  Hartford,  CT; (v)  Massachusetts  Mutual  Life  Insurance
Company  ("MassMutual"),  Springfield,  MA; (vi) Jefferson-Pilot Life Insurance
Company,   and   Alexander   Hamilton   Life   Insurance   Company  of  America
(collectively,   "Jefferson-Pilot"),  Concord,  NH;  (vii)  CUNA  Mutual  Group
("CUNA"),  Madison,  WI; (viii)  American  General  Annuity  Insurance  Company
("American  General"),  Houston,  TX; (ix)  Protective  Life Insurance  Company
("Protective"),  Birmingham,  AL;  (x)  Allstate  Life  Insurance  Company  and
Glenbrook  Life and Annuity  Company  (collectively,  "Allstate"),  Northbrook,
IL; (xi) Columbus Life  Insurance  Company  ("Columbus"),  Cincinnati,  OH; and
(xii) Pruco Insurance Company  ("Pruco"),  Newark, NJ. Such shares were held as shown in Appendix C.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.
      |X| Code of Ethics.  The Fund,  the  Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to  detect  and  prevent  improper  personal
trading  by  certain  employees,   including  portfolio  managers,  that  would
compete with or take advantage of the Fund's  portfolio  transactions.  Covered persons  include  persons with  knowledge  of the  investments  and  investment intentions  of the Fund and other  funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject  to the Code to invest in  securities, including  securities  that may be purchased or held by the Fund,  subject to a number of  restrictions  and  controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an  exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed  and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can obtain information  about the  hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of Ethics  can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR  database at the
SEC's Internet web site at  http://www.sec.gov.  Copies may be obtained,  after paying a  duplicating  fee,  by  electronic  request  at the  following  E-mail address:  publicinfo@sec.gov  or by  writing  to  the  SEC's  Public  Reference
Section, Washington, D.C. 20549-0102.

    |X| The Investment  Advisory  Agreements.  The Manager provides  investment advisory  and  management  services to each Fund under an  investment  advisory agreement  between  the  Manager  and the  Trust  for each  Fund.  The  Manager selects securities for the Funds' portfolios and handles
their  day-to-day  business.  The portfolio  managers of the Funds are employed by the Manager and
are the persons who are principally  responsible for the day-to-day  management of the Funds'  portfolios.  Other  members of the  Manager's  Teams provide the
portfolio   managers   with   counsel  and  support  in  managing   the  Funds'
portfolios.  For Global  Securities  Fund/VA,  this  includes  George Evans and
Frank  Jennings.  Similarly,  other  members  of  the  Manager's  Fixed  Income
Portfolio  Department,  particularly  portfolio  analysts,  traders  and  other portfolio  managers  having broad  experience  with domestic and  international government and fixed-income  securities,  provide the portfolio managers of the
High Income  Fund/VA,  Bond Fund/VA and Strategic  Bond Fund/VA with support in managing the portfolios of those Funds.

    The agreements  require the Manager,  at its expense,  to provide the Funds with adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide and  supervise  the  activities  of all  administrative  and clerical  personnel  required  to  provide  effective  administration  for  the
Funds.  Those  responsibilities  include the  compilation  and  maintenance  of records with respect to  operations,  the  preparation  and filing of specified reports,  and  composition of proxy materials and  registration  statements for continuous public sale of shares of the Funds.

    The Funds pay  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement,  or by the  Distributor  under the  General  Distributor's
Agreements  for  Service  shares.  The  advisory  agreement  lists  examples of expenses paid by the Funds.  The major  categories  relate to interest,  taxes, brokerage  commissions,  fees to certain  Trustees,  legal and audit  expenses, custodian and transfer agent expenses,  share issuance costs,  certain printing
and  registration  costs  and  non-recurring  expenses,   including  litigation
costs.  The  management  fees paid by the Funds to the Manager  are  calculated at the rates  described in the  Prospectus,  which are applied to the assets of each  Fund as a  whole.  Prior  to May 1,  1999,  the  advisory  agreement  for
Aggressive  Growth  Fund/VA did not include a  breakpoint  above $800  million.
In the event  more than one class of shares is issued,  the fees are  allocated to each class of shares  based  upon the  relative  proportion  of a Fund's net assets represented by that class.

-----------------------------------------------------------------
     Management Fees for the Fiscal Year Ended December 31:
-----------------------------------------------------------------
-----------------------------------------------------------------
         Fund:              1998          1999         2000
-----------------------------------------------------------------
-----------------------------------------------------------------
Money Fund/VA           $   619,030   $   749,665  $920,606
$   445,899 $   601,698
$   619,030
-----------------------------------------------------------------
-----------------------------------------------------------------
High Income Fund/VA     $2,383,008    $2,511,521   $2,436,299
$1,177,754  $1,667,490
$2,383,008
-----------------------------------------------------------------
-----------------------------------------------------------------
Bond Fund/VA            $4,218,231    $4,539,138   $4,030,064
$2,188,350  $3,281,556
$4,218,231
-----------------------------------------------------------------
-----------------------------------------------------------------
Aggressive       Growth $6,564,650    $8,700,904   $18,407,015
Fund/VA
$3,382,840  $5,324,309
$6,564,650
-----------------------------------------------------------------
-----------------------------------------------------------------
Capital    Appreciation $4,369,487    $6,845,473   $12,361,613
Fund/VA     $1,139,2551
$2,859,202  $4,369,487
-----------------------------------------------------------------
-----------------------------------------------------------------
Multiple     Strategies $4,584,184    $4,271,996   $  4,090,208
Fund/VA
$3,132,569  $4,068,887
$4,584,184
-----------------------------------------------------------------
-----------------------------------------------------------------
Global       Securities $7,167,836    $8,336,850   $13,531,073
Fund/VA
$3,395,740  $5,615,606
$7,167,836
-----------------------------------------------------------------
-----------------------------------------------------------------
Strategic Bond Fund/VA  $1,860,227    $2,066,323   $2,147,021
$   618,338 $1,197,613
$1,860,227
-----------------------------------------------------------------
-----------------------------------------------------------------
Main Street Growth
& Income Fund/VA        $1,742,253    $2,864,220   $5,651,580
-----------------------------------------------------------------
-----------------------------------------------------------------
Main Street  Small Cap  $2,2191       $20,4142     $94,162
Fund/VA2
    N/A
$    N/A
$       2,219 2
-----------------------------------------------------------------
--------------------
(1) From  May 1, 1998 (commencement of operations) to December 31, 1998.
(2) The Manager voluntarily reimbursed certain expenses other than management fees during the periods shown.

    The  investment  advisory  agreements  state that in the absence of willful misfeasance,  bad faith,  gross  negligence in the performance of its duties or
reckless   disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting  from a good  faith  error or  omission  on its part with  respect to any of its duties under the agreement.

    The  agreements  permit the  Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and to use  the  name  "Oppenheimer"  in connection with other  investment  companies for which it may act as investment adviser  or  general  distributor.  If  the  Manager  shall  no  longer  act as investment  advisor to a Fund,  the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Funds

Brokerage  Provisions  of  the  Investment  Advisory  Agreements.  One  of  the
duties of the Manager under the  investment  advisory  agreements is to arrange the  portfolio  transactions  for the Funds.  The advisory  agreements  contain provisions  relating to the employment of  broker-dealers  to effect the Funds'
portfolio  transactions.  The Manager is authorized by the advisory  agreements to  employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the  Investment  Company Act. The Manager may employ  broker-dealers that the Manager  thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Funds to obtain,  at reasonable  expense,  the
"best execution" of the Funds' portfolio  transactions.  "Best execution" means prompt and  reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the  current  rates of  eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent  with the interests and policies of the Funds as established by its Board of Trustees.

      Under the investment advisory agreements,  the Manager may select brokers
(other than  affiliates) that provide  brokerage  and/or research  services for the Funds and/or the other  accounts  over which the Manager or its  affiliates have  investment  discretion.  The  commissions  paid  to such  brokers  may be higher than another  qualified  broker  would  charge,  if the Manager  makes a good  faith  determination  that  the  commission  is fair  and  reasonable  in relation to the services provided.
Subject  to those  considerations,  as a factor in  selecting  brokers  for the
Funds'  portfolio  transactions,  the Manager may also consider sales of shares of the Funds and  other  investment  companies  for  which  the  Manager  or an affiliate serves as investment adviser.

Brokerage  Practices Followed by the Manager.  The Manager allocates  brokerage for the Funds subject to the provisions of the investment  advisory  agreements and  the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based  upon  recommendations  from the
Manager's  portfolio  managers.  In certain  instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case,  the Manager's executive officers supervise the allocation of brokerage.

    Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or market  makers.  In transactions  on  foreign  exchanges,  the Funds may be  required  to pay fixed brokerage  commissions  and therefore  would not have the benefit of negotiated
commissions   available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions  in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise  brokerage  commissions are paid only if it appears  likely  that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Funds  ordinarily use the same broker for the purchase or sale of the option and any  transaction  in the securities to which the option relates.

    Other funds  advised by the Manager  have  investment  policies  similar to those  of  the  Funds.  Those  other  funds  may  purchase  or  sell  the  same securities  as the Funds at the same time as the Funds,  which could affect the supply  and  price  of the  securities.  If two or more  funds  advised  by the
Manager  purchase the same  security on the same day from the same dealer,  the transactions  under  those  combined  orders  are  averaged  as  to  price  and allocated in accordance  with the purchase or sale orders  actually  placed for each account.

    Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  This affects a substantial  portion of the portfolio  transactions  of
Money Fund/VA,  High Income  Fund/VA,  Bond Fund/VA and Strategic Bond Fund/VA.
Instead  of using a broker  for those  transactions,  the Funds  normally  deal directly  with the selling or  purchasing  principal or market maker unless the
Manager  determines  that a better price or execution  can be obtained by using
the   services  of  a  broker.   Purchases   of   portfolio   securities   from
underwriters  include a  commission  or  concession  paid by the  issuer to the underwriter.  Purchases  from  dealers  include  a spread  between  the bid and asked  prices.  The Funds seek to obtain  prompt  execution  of these orders at the most favorable net price.

    The  investment   advisory   agreements  permit  the  Manager  to  allocate
brokerage  for  research   services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the  advisory  accounts of the Manager and its  affiliates.  The investment  research  received for the commissions  of those  other  accounts  may be useful  both to one of the Funds and one or more of the Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third  party at the  instance of a broker  through which trades are placed.

    Investment   research   services   include   information  and  analysis  on
particular  companies and  industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research
service  also  assists  the  Manager  in  a  non-research   capacity  (such  as
bookkeeping  or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the   investment
decision-making process may be paid in commission dollars.

    The Board of  Trustees  permits the  Manager to use stated  commissions  on
secondary   fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the  stated  commission,  and (iii) the  trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use  concessions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

    The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities of the Manager.  That  research  provides additional  views and comparisons for  consideration,  and helps the Manager to obtain  market  information  for the  valuation of  securities  that are either held  in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about  the  commissions  paid to brokers  furnishing such services,  together with the Manager's  representation that the  amount of such  commissions  was  reasonably  related to the value or benefit of such services.

    The (i) total  brokerage  commissions  paid by the Funds  (other than Money
Fund/VA,  which  paid no  brokerage  commissions),  not  including  spreads  or concessions  on principal  transactions  on a net trade  basis,  for the Funds'
fiscal year ended  December  31, 1998,  1999 and 2000;  and (ii) for the Funds'
fiscal year ended  December 31, 2000,  the amount of  transactions  directed to brokers  for  research  services,  and the  amount of the  commissions  paid to broker-dealers for those services, is shown in the chart below:

----------------------------------------------------------------------
                                               TransactionCommissions
                 Total Brokerage Commissions   Directed   Paid
                      Paid by the Funds        for        For
                                               Research1  Research1
----------------------------------------------------------------------
----------------------------------------------------------------------
Fund             1998      1999        2000       2000       2000
----------------------------------------------------------------------
----------------------------------------------------------------------
High Income
Fund/VA        $ 62,251 $   12,736  $7,335      $0        $0
----------------------------------------------------------------------
----------------------------------------------------------------------
Bond Fund/VA   $ 91,170 $ 294,377   $248,630   $ 0        $0
----------------------------------------------------------------------
----------------------------------------------------------------------
Strategic
Bond           $219,537 $   37,459  $50,611    $1,938,311 $324
Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------
Aggressive
Growth         $1,264,44$1,260,968  $523,144   $89,394,779$114,581
Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------
Capital
Appreciation   $805,082 $1,229,872  $1,473,398 $613,501,23$744,759
Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------
Main    Street
Small           $       $    4,819  $16,832    $          $ 26
Cap Fund/VA    829                             29,763
----------------------------------------------------------------------
----------------------------------------------------------------------
Global
Securities     $2,900,16$3,026,315  $3,787,676 $481,691,35$969,300
Fund/VA
----------------------------------------------------------------------
----------------------------------------------------------------------
Multiple
Strategies     $        $           $666,958   $          $113,458
Fund/VA        430,211  269,657                47,308,762
----------------------------------------------------------------------
----------------------------------------------------------------------
Main    Street
Growth         $        $           $1,215,084 $333,745,14$   368,397
& Income       458,120  1,278,160
Fund/VA
----------------------------------------------------------------------
------------
1. The amount of  transactions  directed to brokers for  research  services and the amount of the  commissions  paid to brokers for those services are shown in these columns.

Distribution and Service Plans (Service Shares Only)

    Under   its   General    Distributor's    Agreements    with   the   Funds,
OppenheimerFunds  Distributor,  Inc. will only act as the principal underwriter of the Funds' Service shares.

      Each Fund has adopted a  Distribution  and Service  Plan (the "Plan") for its Service  shares under Rule 12b-1 of the  Investment  Company Act,  pursuant to which each Fund will make payments to the  Distributor  in  connection  with the distribution  and/or servicing of Service shares.  The Distributor will pay insurance  company  separate  account  sponsors and other  entities  that offer and/or  provide  services to Service  shares,  as described in the  Prospectus.
Each  Plan has been  approved  by a vote of (i) the  Board of  Trustees  of the
Trust,  including a majority of the Independent  Trustees,  cast in person at a meeting  called for the  purpose of voting on that Plan,  and (ii) the  Manager as the then-sole initial holder of such shares.

Under the Plans,  no payment  will be made to any  insurance  company  separate account  sponsor or affiliate  thereof under a Fund's Plan (each is referred to as a  "Recipient")  in any  quarter  if the  aggregate  net  assets of a Fund's
Service  shares  held by the  Recipient  for itself and its  customers  did not exceed a minimum  amount,  if any, that may be determined  from time to time by a  majority  of the  Trust's  Independent  Trustees.  Initially,  the  Board of
Trustees  has set the fee at 0.15% of  average  annual  net  assets  and set no minimum  amount.  For the fiscal year ended  December 31, 2000,  payments  made under the  Service  Class Plan by  Oppenheimer  Global  Securities  Fund and by
Main Street  Growth & Income Fund totaled $225 and $375,  respectively,  all of which was paid by the  Funds'  distributor,  to  Recipients.  No Plan  payments were made as of that date by the other Funds.

      Under the Plans,  the Manager and the  Distributor  may make  payments to affiliates and, in their sole  discretion,  from time to time may use their own resources  (which,  as to the  Manager,  may include  profits  derived from the advisory  fee it  receives  from  each  respective  Fund) to make  payments  to
Recipients  for  distribution  and  administrative  services they perform.  The
Distributor  and the  Manager  may,  in  their  sole  discretion,  increase  or
decrease  the  amount  of  distribution   assistance   payments  they  make  to
Recipients from their own assets.

      Unless  terminated as described below, each Plan continues in effect from year to year but only as long as such  continuance is specifically  approved at least  annually by the Trust's Board of Trustees and its  Independent  Trustees
by a vote  cast in  person at a meeting  called  for the  purpose  of voting on such  continuance.  Any  Plan  may be  terminated  at any time by the vote of a majority  of the  Independent  Trustees  or by the  vote  of the  holders  of a
"majority"  (as  defined  in the  Investment  Company  Act) of the  outstanding
Service  shares.  For  purposes  of voting with  respect to the Plans,  Account owners are considered to be  shareholders  of a Fund's  shares.  No Plan may be amended to  increase  materially  the amount of payments to be made unless such amendment  is  approved  by  Account  owners  of  the  class  affected  by  the amendment.  All  material  amendments  must  be  approved  by the  Board  and a majority of the Independent Trustees.

      While the plans are in effect and  Service  shares are  outstanding,  the
Treasurer of the Trust must  provide  separate  written  reports to the Trust's
Board of  Trustees at least  quarterly  describing  the amount of payments  and the  purpose of the  payment  made  pursuant  to each Plan.  These  reports are subject to the review and approval of the Independent Trustees.

Performance of the Funds

Explanation  of  Performance  Terminology.  The Funds use a variety of terms to illustrate  their  investment  performance.  Those  terms  include  "cumulative total return,"  "average annual total return,"  "average annual total return at net asset value" and "total return at net asset value." An  explanation  of how total  returns are  calculated  is set forth  below.  The charts below show the
Funds'
performance  as of the  Funds'  most  recent  fiscal  year end.  You can obtain
current   performance   information  by  following  the   instructions  in  the
prospectus  for your  insurance  product,  or by calling  the  Funds'  Transfer
Agent at 1.800.981.2871.

      The Funds'  illustrations  of their  performance  data in  advertisements must comply with rules of the Securities and Exchange  Commission.  Those rules describe  the  types of  performance  data that may be used and how it is to be calculated.  In general,  any  advertisement  by a Fund of its performance data must  include the average  annual  total  returns for the  advertised  class of shares of
that Fund.  Those  returns  must be shown for the 1, 5 and 10-year  periods (or the life of the class,  if less) ending as of the most recently  ended calendar quarter prior to the  publication of the  advertisement  (or its submission for publication).

      Performance  information  for Service shares is shown only for Funds that offered  Service shares prior to December 31, 2000.  Because Service shares are subject to an additional  fee, the  performance is expected to be lower for any given period.

      Use of  standardized  performance  calculations  enables an  investor  to compare the Funds'  performance to the  performance of other funds for the same periods.  However,  a number of factors  should be considered  before using the
Funds'   performance   information  as  a  basis  for  comparison   with  other
investments:

      |_| Total returns measure the performance of a hypothetical  account in a
Fund  over  various   periods  and  do  not  show  the   performance   of  each
shareholder's  account.  Your  account's  performance  will vary from the model performance  data if you buy or sell shares  during the  period,  or you bought your shares at a different time and price than the shares used in the model.
      |_| The Fund's  performance  does not reflect the charges  deducted  from an investor's  separate  account by the  insurance  company or other sponsor of that  separate  account,  which vary from product to product.  If these charges were  deducted,  performance  will be lower  than as  described  in the  Fund's
Prospectus  and  Statement  of  Additional   Information.   In  addition,   the
separate  accounts may have inception  dates different from those of the Funds.
The sponsor for your  insurance  product  can provide  performance  information that reflects those charges and inception dates.
      |_| An  investment  in the Fund is not  insured  by the FDIC or any other government agency.
      |_| The Funds' performance  returns do not reflect the effect of taxes on dividends and capital gains distributions.
      |_| The  principal  value of the Funds'  shares and total returns are not guaranteed and normally will fluctuate on a daily basis.1
      |_| When an  investor's  shares are  redeemed,  they may be worth more or less than their original cost.1
--------------
1. These  statements do not apply to Money  Fund/VA,  which seeks to maintain a stable net asset  value of $1.00 per  shares.  There can be no  assurance  that
Money Fund/VA will be able to do so.
      |_|  Total  returns  for  any  given  past  period  represent  historical
performance  information  and  are  not,  and  should  not  be  considered,   a
prediction  of  future  returns.   The  Funds'  total  returns  should  not  be
expected to be the same as the returns of other Oppenheimer  funds,  whether or not such other funds have the same portfolio managers and/or similar names.

      The Funds' total returns are affected by market  conditions,  the quality of that Funds'  investments,  the  maturity of debt  investments,  the types of investments that Fund holds, and its operating expenses.

      |X|  Total  Return  Information.  There  are  different  types of  "total returns"  to measure  the  Funds'  performance.  Total  return is the change in value of a  hypothetical  investment  in a Fund over a given  period,  assuming
that  all  dividends  and  capital  gains   distributions   are  reinvested  in
additional
shares  and that the  investment  is  redeemed  at the end of the  period.  The cumulative  total return  measures  the change in value over the entire  period
(for example, ten years).  An average annual total
return  shows the  average  rate of return for each year in a period that would produce the cumulative  total return over the entire period.  However,  average annual total returns do not show actual year-by-
year  performance.  The  Funds  use  standardized  calculations  for its  total returns as prescribed by the SEC.  The methodology is discussed below.

           |_| Average Annual Total Return.  The "average  annual total return"
of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of  $1,000  ("P" in the  formula below)  held for a number of years  ("n" in the  formula)  to achieve an Ending
Redeemable  Value ("ERV" in the formula) of that  investment,  according to the following formula:

-------------------------------------------------------------------------------
                               [OBJECT OMITTED]
-------------------------------------------------------------------------------

      |_| Cumulative Total Return.  The "cumulative  total return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses  some of the same  factors  as average  annual total return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

-------------------------------------------------------------------------------
                               [OBJECT OMITTED]
-------------------------------------------------------------------------------

The Funds' Total Returns for the Periods Ended 12/31/00

-----------------------------------------------------------------
                Average Annual Total Return For:
-----------------------------------------------------------------
-----------------------------------------------------------------
                              Five     Ten     InceptiCumulative
                    Fiscal    Year     Year    to     Total
                    Year      Period   Period  12/31/0Return
Fund/Inception Date Ended     Ended    Ended          From
                    12/31/00  12/31/00 12/31/00       Inception
                                                      to
                                                      12/31/001
-----------------------------------------------------------------
-----------------------------------------------------------------
High Income                      5.42%  11.72%           334.56%
Fund/VA (4/3/86)     -3.74%                    10.53%
-----------------------------------------------------------------
-----------------------------------------------------------------
Bond Fund/VA                     5.02%   7.58%  8.69%    271.09%
(4/3/85)              6.10%
-----------------------------------------------------------------
-----------------------------------------------------------------
Aggressive Growth     -11.24%   19.71%  21.21%          - 26.38%
Fund/VA (8/15/86)                              16.75%
-----------------------------------------------------------------
-----------------------------------------------------------------
Service Shares:                                          -27.60%
Aggressive Growth
Fund/VA (10/16/00)
-----------------------------------------------------------------
-----------------------------------------------------------------
Capital
Appreciation           -0.23%   22.69%  19.45% 16.39%    991.18%
Fund/VA (4/3/85)
-----------------------------------------------------------------
-----------------------------------------------------------------
Multiple                6.44%   11.43%  11.74%           337.71%
Strategies Fund/VA                             11.21%
(2/9/87)
-----------------------------------------------------------------
-----------------------------------------------------------------
Global Securities       5.09%   22.34%                   333.84%
Fund/VA (11/12/90)                     15.76%  15.58%
-----------------------------------------------------------------
-----------------------------------------------------------------
Service Shares:                                           -7.20%
Global Securities
Fund/VA (10/16/00)
-----------------------------------------------------------------
-----------------------------------------------------------------
Strategic Bond          2.63%    5.76%   5.71%            53.06%
Fund/VA (5/3/93)                                5.71%
-----------------------------------------------------------------
-----------------------------------------------------------------
Main Street Growth
&                      -8.78%                  18.65%    155.61%
Income Fund/VA                  15.33%  18.65%
(7/5/95)
-----------------------------------------------------------------
-----------------------------------------------------------------
Service Shares:                                          -11.61%
Main Street Growth
& Income Fund/VA
(7/13/00)
-----------------------------------------------------------------
-----------------------------------------------------------------
Main Street Small     -18.34%    5.35%     n/a
Cap Fund/VA                                     5.35%     14.90%
(5/1/98)
-----------------------------------------------------------------
---------------
(1)   For Service  shares,  cumulative  total  return for a period of less than one year is not  annualized.  For service shares of  Oppenheimer  Aggressive
   Growth  Fund/VA,  performance  would have been less if service fees had been charged during 2000.

      |_| Standardized  Yield. The  "standardized  yield"  (sometimes  referred to just as "yield")  is shown for a stated  30-day  period.  It is not based on actual  distributions  paid by the Fixed  Income Funds to  shareholders  in the
30-day  period,  but is a  hypothetical  yield  based  upon the net  investment
income  from  the  Fund's  portfolio   investments  for  that  period.  It  may
therefore  differ  from the  "dividend  yield"  for the same  class of  shares, described below.

     Standardized  yield is calculated  using the  following  formula set forth in rules  adopted  by the  Securities  and  Exchange  Commission,  designed  to assure uniformity in the way that all funds calculate their yields:

-------------------------------------------------------------------------------
                               [OBJECT OMITTED]
-------------------------------------------------------------------------------

      The symbols above represent the following factors:

      a =dividends and interest earned during the 30-day period.
      b =expenses accrued for the period (net of any expense assumptions).
      c =the average  daily number of shares of that class  outstanding  during the 30-day period that were entitled to receive dividends.
      d =the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The  standardized  yield for a particular  30-day  period may differ from the yield for other  periods.  The SEC formula  assumes  that the  standardized yield for a 30-day  period  occurs at a constant  rate for a  six-month  period and is  annualized at the end of the six-month  period.  Additionally,  because each class of shares is subject to  different  expenses,  it is likely that the standardized  yields of the  Fund's  classes  of  shares  will  differ  for any
30-day period.

           |_|  Dividend  Yield.  The Fixed  Income Funds may quote a "dividend yield"  for  each  class  of  its  shares.  Dividend  yield  is  based  on  the dividends  paid on a class of shares  during the  actual  dividend  period.  To calculate  dividend  yield,  the dividends of a class declared  during a stated
period are added  together,  and the sum is  multiplied by 12 (to annualize the yield) and divided by
the maximum  offering  price on the last day of the  dividend  period.  Because the Fixed  Income  Funds  pay  their  annual  dividend  in March of each  year, dividend  yield is shown for the 30 days ended March 31,  2001.  The formula is shown below:

Dividend Yield = Distribution Paid / No. of Days in the Period x No. of Days
                -------------------------------------------------------------
in the Calendar Year
--------------------
                     Maximum Offering Price (payment date)

----------------------------------------------------------------------
                          Standardized Yield     Dividend Yield for
         Fund           for the 30-Day Period    the 30-Day Period
                            Ended 12/31/00             Ended
                                                      3/31/01
----------------------------------------------------------------------
----------------------------------------------------------------------
High Income Fund/VA             12.92%                 11.32%
----------------------------------------------------------------------
----------------------------------------------------------------------
Bond Fund/VA                    7.06%                   8.64%
----------------------------------------------------------------------
----------------------------------------------------------------------
Strategic Bond Fund/VA          10.09%                 8.76%
----------------------------------------------------------------------

      |_|            Money  Fund/VA   Yields.   The  current  yield  for  Money
Fund/VA is  calculated  for a  seven-day  period of time as follows.  First,  a base period return is calculated for the seven-day  period by  determining  the net  change in the value of a  hypothetical  pre-existing  account  having  one
share  at  the  beginning  of  the  seven-day   period.   The  change  includes
dividends  declared on the original share and dividends  declared on any shares purchased  with  dividends on that share,  but such  dividends  are adjusted to exclude any  realized  or  unrealized  capital  gains or losses  affecting  the dividends  declared.  Next,  the base period  return is  multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The  yield  as   calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value  due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield  under  either procedure  described  above does not take into  consideration  any  realized or unrealized  gains or  losses  on the  Fund's  portfolio  securities  which  may affect  dividends.  Therefore,  the  return  on  dividends  declared  during  a period  may not be the  same on an  annualized  basis  as the  yield  for  that period.

Other  Performance  Comparisons.   The  Funds  may  compare  their  performance
annually to that of an  appropriate  broadly-based  market  index in its Annual
Report to  shareholders.  You can obtain that  information  by  contacting  the
Transfer  Agent at the  addresses  or telephone  numbers  shown on the cover of this  Statement of  Additional  Information.  The Funds may also compare  their performance  to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

      |X|  Lipper  Rankings.  From  time to time  the  Funds  may  publish  the rankings of their performance by Lipper Analytical  Services,  Inc. Lipper is a
widely-recognized   independent   mutual  fund   monitoring   service.   Lipper
monitors the  performance  of regulated  investment  companies,  including  the
Funds,  and ranks their  performance for various periods in categories based on
investment  styles.  The  Lipper  performance   rankings  are  based  on  total
returns  that  include  the  reinvestment  of capital  gain  distributions  and income  dividends  but do not take sales  charges or taxes into  consideration.
Lipper also  publishes  "peer-group"  indices of the  performance of all mutual funds in a category  that it monitors  and averages of the  performance  of the funds in particular categories.

      |X| Morningstar  Ratings and Rankings.  From time to time the star rating and  ranking of the  performance  of  separate  accounts  that hold Fund shares will be  determined  by  Morningstar,  an  independent  mutual fund  monitoring service.  Morningstar  rates  and ranks  separate  accounts  that  hold  mutual funds in broad  investment  categories.  The results may be published by or for the Funds or the separate account sponsors.

      Morningstar  proprietary  star ratings reflect  historical  risk-adjusted total investment  return.  Investment return measures one-,  three-,  five- and ten-year average annual total returns (depending
on the  inception  of the separate  account) in excess of 90-day U.S.  Treasury bill returns after  considering  the fund's sales  charges and  expenses.  Risk measures a  separate  account  performance  below  90-day  U.S.  Treasury  bill returns.  Risk and  investment  return are  combined  to produce  star  ratings reflecting  performance  relative  to the  average  fund in a fund's  category.
Five  stars  is  the  highest  rating  (top  10%  of  separate  accounts  in  a category),  four  stars  is  "above  average"  (next  22.5%),  three  stars  is
"average"  (next 35%),  two stars is "below  average" (next 22.5%) and one star is "lowest"  (bottom  10%).  The current  overall  star rating is the  separate account's  3-year  rating  or its  combined  3-  and  5-year  rating  (weighted
60%/40% respectively), or its combined 3-, 5-, and 10-
year  rating  (weighted  40%,  30% and  30%,  respectively),  depending  on the inception  date  of the  separate  accounts.  Ratings  are  subject  to  change monthly.

      The total return rating of a separate  account  holding  shares of a Fund may also be compared  to that of other  separate  accounts  in its  Morningstar category,  in addition to its star  ratings.  Those  total  return  ratings are percentages  from  one  percent  to  one  hundred  percent  and  are  not  risk adjusted.  For example,  if a separate account is in the 94th percentile,  that means that 94% of the separate  accounts in the same category  performed better than it did.

      |X|   Performance   Rankings  and   Comparisons  by  Other  Entities  and
Publications.  From time to time the Funds may  include in  advertisements  and sales literature  performance  information  about the Funds cited in newspapers and other  periodicals  such as The New York Times,  The Wall  Street  Journal,
Barron's,  or similar  publications.  That information may include  performance quotations from other sources,  including  Lipper and  Morningstar.  The Funds'
performance  may be  compared in  publications  to the  performance  of various market  indices or other  investments,  and averages,  performance  rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare the  returns on the Funds'  shares to the  return  on  fixed-income  investments  available  from  banks  and  thrift institutions.  Those include certificates of deposit,  ordinary interest-paying checking  and  savings  accounts,  and other  forms of fixed or  variable  time deposits,  and various other instruments such as Treasury bills.  However,  the
Funds'  returns  and share price are not  guaranteed  or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository  obligations may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment of principal  and payment of interest on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Funds may  publish  rankings  or  ratings  of the
Manager other than performance  rankings of the Oppenheimer  funds  themselves.
Those  ratings or rankings by third  parties may include  comparisons  of their services  to those  provided  by other  mutual  fund  families  selected by the rating  or  ranking  services.  They may be  based  upon  the  opinions  of the rating or ranking  service  itself,  using its research or  judgment,  or based upon  surveys  of  investors,  brokers,  insurance  sponsors,  shareholders  or others.

      From time to time the  Funds  may  include  in  advertisements  and sales literature the total return  performance of a hypothetical  investment  account that includes shares of one or more of the Funds.  The combined  account may be
part  of  an   illustration   of  an  asset   allocation   model   or   similar
presentation.  The account  information  may combine  total return  performance of the  Funds  included  in the  account.  Additionally,  from  time  to  time,
advertisements   and  sales   literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other  information about general or specific market and economic conditions.  That may include, for example,
o     information  about the  performance of certain  securities or commodities markets or segments of those markets,
o     information   about  the  performance  of  the  economies  of  particular countries or regions,
o     the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings  of securities,
o     information  relating to the gross national or gross domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market  sectors  or  indices  to  demonstrate
   performance, risk, or other characteristics of the Funds.

-------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

How to Buy and Sell Shares

      Shares of the Funds are sold to  provide  benefits  under  variable  life insurance  policies and variable  annuity and other insurance  company separate accounts,  as  explained in the Funds'  Prospectuses  for the Funds and for the
insurance product you have selected.  Therefore,  instructions from an investor to buy or  sell  shares  of the  Funds  should  be  directed  to the  insurance sponsor  for the  investor's  separate  account,  or that  insurance  sponsor's agent.

      |X| Allocation of Expenses.  The Funds pay expenses  related to its daily operations,  such as  custodian  bank fees,  Trustees'  fees,  transfer  agency fees,  legal  fees  and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not  paid  directly  by  shareholders.  However,  those expenses  reduce the net asset value of shares,  and therefore  are  indirectly borne by shareholders through their investment.

      For any Fund that has two classes of shares outstanding,  the methodology for  calculating  the net  asset  value,  dividends  and  distributions  of the
Fund's share classes  recognizes two types of expenses.  General  expenses that do not  pertain  specifically  to any one class are  allocated  pro rata to the shares  of all  classes.  The  allocation  is  based on the  percentage  of the
Fund's total assets that is represented  by the assets of each class,  and then
equally  to  each  outstanding   share  within  a  given  class.  Such  general
expenses include management fees, legal,  bookkeeping and audit fees,  printing
and  mailing  costs  of  shareholder  reports,   Prospectuses,   Statements  of
Additional  Information and other materials for current  shareholders,  fees to
unaffiliated   Trustees,   custodian  bank  expenses,   share  issuance  costs,
organization  and start-up costs,  interest,  taxes and brokerage  commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular  class are allocated  equally to each  outstanding  share  within that class.  Examples of such expenses  include 12b-1  distribution  and service fees of Service shares, transfer and  shareholder  servicing  agent fees and expenses,  and shareholder meeting  expenses (to the extent that such expenses  pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each  class  of  shares  of the  Funds  are  determined  as of the  close of business  of The New York  Stock  Exchange  on each day  that the  Exchange  is open.  The  calculation  is done by dividing the value of the Fund's net assets attributable  to a class  by the  number  of  shares  of that  class  that  are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  New York time,  but may  close  earlier  on some  other  days  (for  example,  in  case of  weather emergencies  or on days falling before a holiday).  The Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on
New Year's Day,  Presidents'  Day,  Martin  Luther King,  Jr. Day, Good Friday,
Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day.  It may also close on other days.

      Dealers  other  than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends  and
U.S.  holidays)  or after 4:00 P.M. on a regular  business  day. The Funds' net asset values will not be  calculated  on those days,  and the values of some of the Fund's  portfolio  securities may change  significantly on those days, when shareholders
may not  purchase  or redeem  shares.  Additionally,  trading on  European  and
Asian stock  exchanges  and  over-the-counter  markets  normally  is  completed before the close of The New York Stock Exchange.

      Changes  in the  values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur  after the prices of those  securities are determined,  but before the close of The New York Stock Exchange,  will not be  reflected  in the Funds'  calculation  of their net asset  values  that day unless the Board of  Trustees  determines  that the event is likely to effect a material  change  in the  value of the  security.  The  Manager  may make  that determination, under procedures established by the Board.

      |X| Securities  Valuation.1  The Funds' Board of Trustees has established procedures  for the  valuation  of the  Funds'  securities.  In  general  those procedures are as follows:

      |_| Equity securities traded on a U.S.  securities  exchange or on NASDAQ are valued as follows:
(1)   if last sale  information is regularly  reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)   if last sale  information is not available on a valuation  date, they are valued at the last  reported  sale price  preceding  the valuation date if it is within the spread of the  closing  "bid" and "asked"
             prices on the  valuation  date or, if not,  at the  closing  "bid"
             price on the valuation date.

      |_| Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing  service  approved by the
             Board of Trustees, or
(2)   at the mean  between  the  "bid" and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded  or, on the basis  of  reasonable  inquiry,  from  two  market  makers  in the security.

|_|   Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved  by the Funds'  Board of
Trustees  or  obtained  by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.

      |_| The  following  securities  are valued at the mean  between the "bid"
and  "asked"  prices  determined  by a pricing  service  approved by the Funds'
Board of Trustees or obtained by the Manager from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt  instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity  of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.

------------
1. These  statements do not apply to Money  Fund/VA,  which seeks to maintain a stable net asset  value of $1.00 per  shares.  There can be no  assurance  that
Money Fund/VA will be able to do so.
      |_|  The  following   securities   are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
(1)   money market debt securities  held by a non-money  market fund that had a maturity  of less  than 397 days  when  issued  that  have a  remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund  that  have a  remaining maturity of 397 days or less.
      |_|   Securities   (including    restricted    securities)   not   having
readily-available  market  quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market  makers willing  to give  quotes,  a  security  may be priced at the mean  between  the
"bid"
and "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government  securities,  mortgage-backed  securities, corporate bonds and foreign government  securities,  when last sale information is not generally  available,  the Manager may use pricing services  approved by the Board of  Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for  comparable  instruments  on the basis of  quality,  yield,  and maturity.  Other  special  factors  may be  involved  (such  as the  tax-exempt status  of the  interest  paid  by  municipal  securities).  The  Manager  will monitor the  accuracy  of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to  actual  sales  prices of selected securities.

      The closing prices in the London foreign  exchange market on a particular business  day that are  provided  to the  Manager by a bank,  dealer or pricing service  that the  Manager  has  determined  to be  reliable  are used to value foreign currency,  including forward contracts,  and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued  at the last  sale  price on the principal  exchange on which they are traded or on NASDAQ,  as  applicable,  as determined  by a pricing  service  approved  by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they  shall be valued at the last sale  price on the  preceding  trading  day if it is within  the  spread of the closing  "bid" and  "asked"  prices on the  principal  exchange or on NASDAQ on the  valuation  date.  If not,  the value shall be the closing bid price on the principal  exchange or on NASDAQ on the  valuation  date.  If the put,  call or future is not traded on an  exchange  or on  NASDAQ,  it shall be valued by the mean between "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases that may be at the "bid" price if no "asked"
price is available.

      When a Fund writes an option,  an amount equal to the premium received is included in that Fund's  Statement of Assets and  Liabilities  as an asset.  An equivalent  credit  is  included  in  the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to  reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain  on  investments,  if a call or put written by a Fund is  exercised,  the  proceeds  are  increased  by the premium received.  If a call or put  written  by a Fund  expires,  that Fund has a gain in the  amount of the  premium.  If that Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the  premium received  was  more or less  than  the cost of the  closing  transaction.  If a
Fund  exercises a put it holds,  the amount  that Fund  receives on its sale of the  underlying  investment  is reduced  by the  amount of premium  paid by the
Fund.

Money  Fund/VA  Net Asset  Valuation  Per  Share.  Money  Fund/VA  will seek to maintain a net asset value of $1.00 per share for  purchases  and  redemptions.
There can be no  assurance  it will do so. Money  Fund/VA  operates  under Rule
2a-7  under  which  it may use the  amortized  cost  method  of  valuing  their
shares.   The  Funds'  Board  of  Trustees  has  adopted  procedures  for  that purpose.  The  amortized  cost method  values a security  initially at its cost and thereafter  assumes a constant  amortization of any premium or accretion of any discount,  regardless of the impact of  fluctuating  interest  rates on the market  value  of  the  security.  This  method  does  not  take  into  account unrealized capital gains or losses.

      The Funds'  Board of  Trustees  has  established  procedures  intended to stabilize  Money  Fund/VA's  net  asset  value at  $1.00  per  share.  If Money
Fund/VA's  net asset  value per share were to  deviate  from $1.00 by more than
0.5%,  Rule 2a-7 requires the Board  promptly to consider what action,  if any, should be taken.  If the  Trustees  find that the extent of any such  deviation may result in material  dilution or other unfair effects on  shareholders,  the
Board  will take  whatever  steps it  considers  appropriate  to  eliminate  or
reduce  such  dilution  or  unfair  effects,  including,   without  limitation,
selling  portfolio  securities  prior  to  maturity,   shortening  the  average
portfolio   maturity,   withholding   or  reducing   dividends,   reducing  the
outstanding  number of shares of that Fund without monetary  consideration,  or calculating net asset value per share by using available market quotations.

      As long as Money  Fund/VA  uses  Rule  2a-7,  it must  abide  by  certain conditions  described in the Prospectus  which limit the maturity of securities that Fund buys.  Under Rule 2a-7,  the maturity of an  instrument  is generally considered to be its stated  maturity (or in the case of an  instrument  called for redemption,  the date on which the redemption  payment must be made),  with
special   exceptions  for  certain  variable  rate  demand  and  floating  rate instruments.  Repurchase  agreements and  securities  loan  agreements  are, in general,  treated  as  having  maturity  equal to the  period  scheduled  until repurchase or return, or if subject to demand, equal to the notice period.

      While  amortized cost method provides  certainty in valuation,  there may be  periods  during  which  the  value  of  an  instrument,  as  determined  by amortized  cost,  is higher or lower than the price Money Fund/VA would receive if it sold the  instrument.  During periods of declining  interest  rates,  the daily  yield on shares of that  Fund may tend to be lower  (and net  investment income and daily  dividends  higher) than market  prices or estimates of market prices  for its  portfolio.  Thus,  if the use of  amortized  cost by the funds resulted  in  a  lower  aggregate  portfolio  value  on  a  particular  day,  a prospective  investor  in  Money  Fund/VA  would be able to  obtain a  somewhat higher  yield than would  result from  investment  in a fund  utilizing  solely market  values,  and  existing  investors  in  that  Fund  would  receive  less
investment   income  than  if  Money  Fund/VA  were  priced  at  market  value.
Conversely,  during  periods  of rising  interest  rates,  the  daily  yield on shares of that Fund will tend to be higher and its  aggregate  value lower than that of a portfolio priced at market value.  A
prospective  investor  would receive a lower yield than from an investment in a portfolio  priced at market value,  while  existing  investors in Money Fund/VA would  receive more  investment  income than if that Fund were priced at market value.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The dividends and distributions  paid by a class of  shares  will vary from time to time  depending  on market  conditions,  the composition  of the  Funds'  portfolios,  and  expenses  borne by the  Funds or
borne   separately   by  a  class  (if  more  than  one  class  of  shares  are outstanding).  Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares.  Dividends on Service  shares are expected to be lower.  That is because of the effect of the  additional  fee on
Service  shares.  Those  dividends  will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Tax  Status  of  the  Fund's  Dividends  and  Distributions.  The  federal  tax treatment of the Funds'  dividends and capital gains  distributions  is briefly highlighted  in the  Prospectus,  and may also be explained  in the  prospectus for the insurance product you have selected.

      The Funds intend to qualify as a  "regulated  investment  company"  under the Internal  Revenue Code (although it reserves the right not to qualify).  If the Funds  qualify  as  "regulated  investment  companies"  under the  Internal
Revenue  Code,  they will not be liable  for  federal  income  taxes on amounts paid by it as dividends  and  distributions.  The Funds  qualified as regulated investment  companies  in its last  fiscal  year.  The  Internal  Revenue  Code contains a number of complex tests  relating to  qualification  which the Funds might not meet in any  particular  year.  If it did not so  qualify,  the Funds would be treated for tax  purposes as an  ordinary  corporation  and receive no tax deduction for payments made to shareholders.

Additional Information About the Funds

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager.  It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.  It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian  Bank.  The  Bank of New  York  is the  custodian  bank  for the
Funds'  assets.  The custodian  bank's  responsibilities  include  safeguarding and  controlling the Fund's  portfolio  securities and handling the delivery of such  securities  to and from the Funds.  It will be the  practice of the Funds to deal  with  the  custodian  bank in a  manner  uninfluenced  by any  banking
relationship   the   custodian   bank  may  have  with  the   Manager  and  its
affiliates.  The Funds'  cash  balances  with the  custodian  bank in excess of
$100,000  are not  protected  by Federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

Independent  Auditors.  Deloitte & Touche LLP are the  independent  auditors of the  Funds.  They audit the  Funds'  financial  statements  and  perform  other related  audit  services.  They also act as auditors  for  certain  other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Principal       Market Value

Amount          See Note 1

==========================================================================================================================
Asset-Backed Securities--1.7%
--------------------------------------------------------------------------------------------------------------------------
American Money Management Corp., Commercial Debt Obligations Sub. Bonds,
Series I, Cl. D1, 13.602%,
1/15/12(1)                                                         $
200,000      $   204,000
--------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
Pass-Through Certificates, Series 2000-LB1, Cl. M2F, 8.70%,
3/21/29                             1,000,000        1,020,937
--------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust Bonds, Series 2000-A,
Cl. B, 7.72%,
8/15/25(1)(2)
1,952,240        1,954,681
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-RR, Cl. F, 7.771%,
4/30/39(1)
600,032          362,832
--------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%,
12/25/28
318,152          289,121
--------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations,
Series 1999-1A, 10.06%,
3/26/29(1)
215,192          208,131
--------------------------------------------------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources Trust,
Collateralized Mtg. Obligations, Real Estate Mtg. Investment Conduit,
--------------------------------------------------------------------------------------------------------------------------
Series 2000-1, Cl. A, 8.27%,
6/20/05(1)(2)
1,000,000        1,000,000
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Commercial Mtg.
Pass-Through Certificates, Series 1998-1A, 5%,
11/25/27(1)                                        157,498          155,924

-----------
Total Asset-Backed Securities (Cost
$5,336,520)
5,195,626
==========================================================================================================================
Mortgage-Backed Obligations--25.3%
--------------------------------------------------------------------------------------------------------------------------
Government Agency--19.6%
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--11.0%
Federal Home Loan Mortgage Corp.:
8%,
10/15/30(3)
3,100,000        3,178,461
11%,
11/1/14
401,845          438,976
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 151, Cl. F, 9%,
5/15/21                   635,770          671,730
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 194, Cl. IO, 8.54%,
4/1/28(4)
39,817,695       10,309,050
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%,
5/1/29
1,439,809        1,420,012
7%,
1/25/29(3)
8,800,000        8,813,728
7.50%,
1/25/28(3)
3,200,000        3,247,008
7.50%,
8/1/25
355,380          361,489
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1993-202, Cl. PH, 6.50%,
2/25/22
4,500,000        4,570,290
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 294, Cl. 2, 7.50%,
2/1/28(4)
2,026,862          494,048

-----------

33,504,792
--------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--8.6%
Government National Mortgage Assn.:
7%,
3/15/28-7/15/28
13,438,514       13,497,243
7.125%,
11/20/25
131,283          132,392
7.50%,
2/15/27
2,107,970        2,146,188
8%,
11/15/25-5/15/26
1,919,733        1,972,175
--------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Multiclass Mtg
Participation Certificates, Series 1999-27, Cl. PQ, 7.50%,
8/16/28                              8,220,125        8,533,476

-----------

26,281,474

                    Oppenheimer Strategic Bond
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal      Market Value

Amount         See Note 1

--------------------------------------------------------------------------------------------------------------------------
Private--5.7%
--------------------------------------------------------------------------------------------------------------------------
Commercial--5.6%
Ameriquest Finance Trust II, Collateralized Mtg. Obligations,
Series 2000-1, Cl. D, 8.50%,
5/15/30(1)                                                        $
626,603       $  602,323
--------------------------------------------------------------------------------------------------------------------------
Ameriquest Finance Trust III, Collateralized Mtg. Obligations,
Series 2000-IA, Cl. D, 8.50%,
7/15/30(1)
3,956,838        3,825,768
--------------------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. G, 7%,
6/17/29(1)                                  100,000           84,312
--------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%,
4/14/29(2)
375,000          301,846
Series 1997-D5, Cl. B1, 6.93%,
2/14/41
300,000          195,609
Series 1997-D5, Cl. B2, 6.93%,
2/14/41
1,250,000          571,973
--------------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates,
Series 1994-C1, Cl. 2G, 8.70%,
9/25/25
153,594          148,314
--------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.001%,
5/25/08(1)(2)
350,000          297,172
Series 1997-CHL1, Cl. E, 8.124%,
2/25/11(1)(2)
600,000          448,312
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%,
9/18/15                             225,000          183,516
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.09%,
3/15/11(2)
800,000          777,250
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1, Cl. X, 7.87%,
7/15/27(4)           3,840,017          289,201
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. G, 7.414%,
11/15/11
440,000          347,462
Series 1997-C2, Cl. F, 6.75%,
4/16/29
250,000          152,734
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.598%,
6/15/21(2)
191,297          194,092
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. F, 7.398%,
2/15/28(2)(5)
162,744          120,342
Series 1997-HF1, Cl. F, 6.86%,
2/15/10(1)
150,000          127,688
Series 1997-RR, Cl. D, 7.771%,
4/30/39(1)
450,024          361,918
Series 1997-RR, Cl. E, 7.772%,
4/30/39(1)(2)
300,016          212,918
Series 1997-XL1, Cl. G, 7.695%,
10/3/30(1)
390,000          345,150
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%,
5/20/07(1)
63,720           55,237
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates,
Series 1996-MC1, Cl. G, 7.15%,
6/15/06(5)
1,800,000        1,592,438
--------------------------------------------------------------------------------------------------------------------------
Prudential Heritage, Commercial Mtg. Obligations,
Series 2000-C1, Cl. A2, 7.306%,
10/6/15
4,000,000        4,065,000
--------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1994-C2, Cl. E, 8%,
4/25/25
949,026          940,130
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. F1, 8.876%,
1/20/06(2)                                        1,000,000          791,875
--------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1995-C4, Cl. E, 8.877%,
6/25/26(1)(2)
46,290           46,840

-----------

17,079,420

                   Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal      Market Value

Amount         See Note 1

--------------------------------------------------------------------------------------------------------------------------
Residential--0.1%
Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through
Certificates, Series 1996-B, Cl. 1, 7.136%,
4/25/26(1)                                         $  369,834      $   257,497

-----------
Total Mortgage-Backed Obligations (Cost
$80,318,906)
77,123,183
==========================================================================================================================
U.S. Government Obligations--8.9%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6.25%,
5/15/30
2,600,000        2,903,469
6.50%,
11/15/26(6)
5,200,000        5,842,112
8.125%,
8/15/21(7)
1,415,000        1,850,175
8.875%,
2/15/19
735,000        1,010,204
11.875%,
11/15/03
500,000          587,559
STRIPS, 5.33%,
5/15/17(8)
6,000,000        2,395,164
STRIPS, 6.24%,
5/15/05(8)
5,704,000        4,560,291
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6%,
8/15/09
1,373,000        1,449,612
6.50%,
10/15/06
6,000,000        6,405,474

-----------
Total U.S. Government Obligations (Cost
$26,231,874)
27,004,060
==========================================================================================================================
Foreign Government Obligations--18.7%
--------------------------------------------------------------------------------------------------------------------------
Argentina--2.3%
Argentina (Republic of) Bonds:
11.375%,
3/15/10
940,000          853,050
11.75%,
6/15/15
1,760,000        1,597,200
--------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas:
Series PRO1, 2.774%,
4/1/07(2)ARP
2,859,300        2,000,915
Series PRO2, 6.616%,
4/1/07(2)(9)
255,375          208,479
--------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Global Unsec. Unsub. Bonds, Series BGL5, 11.375%,
1/30/17(7)            1,820,000        1,626,170
--------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Nts., 11.75%,
4/7/09                                        467,000          435,477
--------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 2.774%,
4/1/07(2)ARP
165,883          105,928
--------------------------------------------------------------------------------------------------------------------------
City of Buenos Aires Bonds, Series 3, 10.50%,
5/28/04(1)ARP                                        55,000           45,723

-----------

6,872,942
--------------------------------------------------------------------------------------------------------------------------
Belgium--0.9%
Belgium (Kingdom of) Bonds, Series 35, 5.75%,
9/28/10EUR                                        2,870,000        2,788,147
--------------------------------------------------------------------------------------------------------------------------
Brazil--2.7%
Brazil (Federal Republic of) Bonds:
12.25%,
3/6/30
1,015,000          941,412
12.75%,
1/15/20
1,435,000        1,399,125
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr., 8%,
4/15/14                547,977          425,025
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 7.625%,
4/15/06(2)                           74,800           69,844
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Gtd. Disc. Bonds, 7.625%,
4/15/24(2)                                 911,000          695,776
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Par Bonds, 6%,
4/15/24(2)                                            855,000          592,087
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%,
8/17/40                                  3,450,600        2,817,415
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsub. Bonds, 14.50%,
10/15/09                                     1,130,000        1,250,345

-----------

8,191,029

                    Oppenheimer Strategic Bond
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal        Market Value

Amount           See Note 1

--------------------------------------------------------------------------------------------------------------------------
Bulgaria--0.1%
Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds,
Tranche A, 3%,
7/28/12(2)
$     94,000       $   69,795
--------------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears Debs., Series PDI, 7.75%,
7/28/11(2)                      335,000          252,087

----------

321,882
--------------------------------------------------------------------------------------------------------------------------
Canada--0.1%
Canada (Government of) Bonds:
7%,
12/1/06CAD
425,000          306,888
Series J24, 10.25%,
2/1/04CAD
130,000           98,553

----------

405,441
--------------------------------------------------------------------------------------------------------------------------
Colombia--0.1%
Colombia (Republic of) Unsec. Unsub. Bonds:
7.625%,
2/15/07
10,000            7,925
11.75%,
2/25/20
255,000          218,662
--------------------------------------------------------------------------------------------------------------------------
Financiera Energetica Nacional SA Nts., 9.375%,
6/15/06(1)                                        150,000          120,375

----------

346,962
--------------------------------------------------------------------------------------------------------------------------
Finland--0.9%
Finland (Republic of) Bonds, 5.75%,
2/23/11EUR                                                  2,740,000
2,710,091
--------------------------------------------------------------------------------------------------------------------------
France--1.3%
France (Government of) Bonds, Obligations Assimilables du Tresor, 5.50%,
4/25/07EUR             4,100,000        4,003,470
--------------------------------------------------------------------------------------------------------------------------
Germany--0.4%
Germany (Republic of) Bonds, 5.375%,
1/4/10EUR                                                  1,295,000
1,260,498
--------------------------------------------------------------------------------------------------------------------------
Great Britain--0.6%
United Kingdom Treasury Bonds, 8%,
6/10/03GBP                                                   1,070,000
1,697,465
--------------------------------------------------------------------------------------------------------------------------
Greece--0.2%
Hellenic (Republic of) Bonds, 8.60%,
3/26/08GRD                                               207,200,000
679,098
--------------------------------------------------------------------------------------------------------------------------
Italy--1.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
5.25%,
12/15/05EUR
330,000          315,910
5.50%,
11/1/10EUR
2,840,000        2,733,138

----------

3,049,048
--------------------------------------------------------------------------------------------------------------------------
Ivory Coast--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, Series F,
3/29/18(10)FRF                   2,892,750           51,757
--------------------------------------------------------------------------------------------------------------------------
Japan--1.4%
Japan (Government of) 10 yr. Bonds, Series 188, 3.20%,
9/20/06JPY                             447,200,000        4,374,650
--------------------------------------------------------------------------------------------------------------------------
Mexico--1.1%
United Mexican States Bonds:
11.50%,
5/15/26(7)
1,845,000        2,246,288
Series A, 7.532%,
12/31/19(2)
405,000          403,988
--------------------------------------------------------------------------------------------------------------------------
United Mexican States Disc. Bonds, Series D, 7.425%,
12/31/19(2)                                  130,000          129,675
--------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 9.875%,
2/1/10
570,000          613,035

----------

3,392,986

                   Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal      Market Value

Amount         See Note 1

--------------------------------------------------------------------------------------------------------------------------
Norway--0.4%
Norway (Government of) Bonds, 5.50%,
5/15/09NOK                                                12,285,000      $
1,347,958
--------------------------------------------------------------------------------------------------------------------------
Panama--0.2%
Panama (Republic of) Interest Reduction Bonds, 4.50%,
7/17/14(2)                                  561,000          443,891
--------------------------------------------------------------------------------------------------------------------------
Peru--0.7%
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 4.50%,
3/7/17(2)                     1,145,000          741,388
--------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%,
2/28/16(8)                                     2,965,323        1,338,844

-----------

2,080,232
--------------------------------------------------------------------------------------------------------------------------
Portugal--0.1%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsub. Nts., 5.85%,
5/20/10EUR                    350,000          343,370
--------------------------------------------------------------------------------------------------------------------------
Russia--2.8%
Russian Federation Sr. Unsec. Unsub. Nts., 11.75%,
6/10/03                                        320,000          299,000
--------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Nts.:
8.25%,
3/31/10
417,366          261,375
8.75%,
7/24/05
2,252,000        1,717,150
12.75%,
6/24/28
1,282,000        1,068,868
--------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Bonds, 8.25%,
3/31/10                                                 1,595,000
997,673
--------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 2.50%,
3/31/30(2)                                              11,141,875
4,181,685

-----------

8,525,751
--------------------------------------------------------------------------------------------------------------------------
South Africa--0.4%
South Africa (Republic of) Bonds, Series 153, 13%,
8/31/10ZAR                                   8,700,000        1,166,794
--------------------------------------------------------------------------------------------------------------------------
Spain--0.3%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado, 5.15%,
7/30/09EUR                   930,000          874,709
--------------------------------------------------------------------------------------------------------------------------
Turkey--0.6%
Turkey (Republic of) Bonds, 11.75%,
6/15/10                                                     1,420,000
1,295,750
--------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%,
6/15/09                                           530,000          494,225

-----------

1,789,975
--------------------------------------------------------------------------------------------------------------------------
Venezuela--0.1%
Venezuela (Republic of) Collateralized Par Bonds:
Series W-A, 6.75%,
3/31/20
100,000           74,750
Series W-B, 6.75%,
3/31/20
105,000           78,488
--------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Debs., Series DL, 7.875%,
12/18/07(2)                                       2,868            2,316

-----------

155,554

-----------
Total Foreign Government Obligations (Cost
$55,632,911)
56,873,700
==========================================================================================================================
Loan Participations--0.5%
--------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Trust III Nts., Tranche 3, 2.387%,
3/4/10(1)(2)JPY                       80,052,000          470,533
--------------------------------------------------------------------------------------------------------------------------
ING Barings LLC, Bank Mandiri Linked Nts., Series 5C, 7.937%,
6/1/05(1)(2)                        250,000          197,500
--------------------------------------------------------------------------------------------------------------------------
PT Bank Ekspor Impor Indonesia Nts., Series 4 yr., 10.344%,
8/25/02(1)(2)                         300,000          276,375
--------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 8.507%, 4/28/02
(representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the
Trust)(1)(2)
750,000          573,015

-----------
Total Loan Participations (Cost
$1,717,736)
1,517,423

                    Oppenheimer Strategic Bond
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal      Market Value

Amount         See Note 1

==========================================================================================================================
Corporate Bonds and Notes--34.1%
--------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts.,
11/1/08                                        $  250,000       $  249,375
--------------------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, Cl. 1,
1/1/01(1)
175,000          171,937
--------------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts.,
4/15/09(1)                                          550,000          409,750
--------------------------------------------------------------------------------------------------------------------------
Greater Toronto Airports Authority, 5.40% Debs.,
12/3/02CAD                                       240,000          159,821
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts.,
1/15/06                                        300,000          202,500
--------------------------------------------------------------------------------------------------------------------------
Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B,
4/1/09                                          550,000          299,750
--------------------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B,
9/1/07                            200,000          193,000

----------

1,686,133
--------------------------------------------------------------------------------------------------------------------------
Chemicals--1.1%
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts.,
11/1/07                                         200,000          188,000
--------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts.,
7/1/09
600,000          586,500
10.125% Sr. Unsec. Sub. Nts.,
7/1/09EUR
300,000          285,191
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%,
12/31/09(8)                                            750,000
210,000
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A,
5/1/07
400,000          389,000
10.875% Sr. Sub. Nts.,
5/1/09(11)
400,000          377,000
--------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts.,
10/15/03                                               140,000
142,100
--------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts.,
10/15/07(1)                                          175,000           41,125
--------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts.,
6/15/07(10)                                   250,000           46,250
--------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B,
7/1/07                                    500,000          332,500
--------------------------------------------------------------------------------------------------------------------------
Polytama International Finance BV, 11.25% Sec. Nts.,
6/15/07(1)(10)(12)                           145,104           14,873
--------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd., 10.25% Unsec. Nts., Series B,
1/15/97                                   300,000          249,156
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts.,
8/15/06
290,000          140,650
12.375% Sr. Sec. Nts., Series B,
7/15/06
400,000          370,000

----------

3,372,345
--------------------------------------------------------------------------------------------------------------------------
Consumer Durables--0.0%
Icon Health & Fitness, Inc., 12% Unsec. Nts.,
7/15/05(1)                                           55,000           30,250
--------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.7%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs.,
7/1/09(1)(13)                                      150,000           57,000
--------------------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts.,
7/1/08
100,000           77,625
--------------------------------------------------------------------------------------------------------------------------
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B,
5/15/08                           236,000          224,495
--------------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts.,
3/1/08                                           400,000          218,000
--------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B,
8/1/08(1)(10)                      315,000               31
--------------------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B,
11/15/07                            200,000           89,000
--------------------------------------------------------------------------------------------------------------------------
Indorayon International Finance Co. BV, 10% Nts.,
3/29/01(1)(10)(12)                              100,000           25,000
--------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts.,
5/1/08(1)                                  200,000          187,000
--------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts.,
11/1/06                                            1,000,000          740,000
--------------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts.,
12/15/05                                               425,000
414,906
--------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts.,
7/1/08(10)                                 70,000            2,450
--------------------------------------------------------------------------------------------------------------------------
Williams (J. B.) Holdings, Inc., 12% Sr. Nts.,
3/1/04                                             100,000           96,000

----------

2,131,507

                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1

--------------------------------------------------------------------------------------------------------------------------
Energy--2.2%
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts.,
4/15/06                                                            $
100,000       $  101,250
9.625% Sr. Unsec. Nts., Series B,
5/1/05
600,000          620,250
--------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts.,
11/15/07                               400,000          222,000
--------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts.,
3/1/08                                                400,000          349,000
--------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts.,
11/15/09                                                     400,000
398,500
--------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B,
5/1/05                                  550,000          591,250
--------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B,
2/15/08                                 560,000          312,200
--------------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B,
6/1/09                                                    400,000
422,000
--------------------------------------------------------------------------------------------------------------------------
Nuevo Energy Co., 9.375% Sr. Sub. Nts.,
10/1/10(5)                                                400,000
403,000
--------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts.,
6/1/08                                                 400,000
342,000
--------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D,
11/15/06                                    400,000          404,000
--------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B,
5/15/07                                        370,000          366,300
--------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Unsec. Nts.,
3/15/06                                                 300,000
355,500
--------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts.,
2/15/08                                                 630,000
488,250
--------------------------------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sr. Sec. Nts.,
3/15/06
375,000          435,937
--------------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B,
11/15/03
175,000          181,125
--------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts.,
9/15/07                                                  270,000
274,050
--------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts.,
2/15/08(13)                       500,000          412,500

--------------

6,679,112
--------------------------------------------------------------------------------------------------------------------------
Financial--1.7%
Alpha Wind 2000-A Ltd.:
11.311% Nts.,
5/23/01(1)(2)
250,000          250,000
13.751% Nts.,
5/23/01(1)(2)
400,000          400,000
--------------------------------------------------------------------------------------------------------------------------
Americredit Corp., 9.875% Gtd. Sr. Nts.,
4/15/06                                                  600,000
573,000
--------------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A,
3/15/05
300,000          169,500
10% Sr. Sub. Nts., Series 97-A,
3/15/04
100,000           56,500
--------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, 12.50% Sr. Unsec. Nts.,
11/1/06                                                 162,500
153,562
--------------------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts.,
7/10/1998(1)(10)(12)IDR                     1,000,000,000           15,504
--------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts.,
7/18/07
7,000            5,845
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.625% Unsec. Unsub. Nts.,
6/10/03GBP                                     115,000          171,835
--------------------------------------------------------------------------------------------------------------------------
Finova Capital Corp., 7.25% Nts.,
11/8/04
200,000          120,212
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Nts., Series EC,
9/9/04GBP                                540,000          819,720
--------------------------------------------------------------------------------------------------------------------------
Hanvit Bank:
0%/12.75% Unsec. Sub. Nts.,
3/1/10(5)(13)
795,000          787,794
0%/12.75% Unsec. Sub. Nts.,
3/1/10(13)
415,000          411,238
--------------------------------------------------------------------------------------------------------------------------
IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds,
12/29/49(2)(5)                                  400,000          364,523
--------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts.,
3/1/07                                           200,000          211,000
--------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts.,
9/8/04(5)                                                    150,000
150,750
--------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts.,
8/1/27(1)                                            150,000           89,250

                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal        Market Value

Amount           See Note 1

--------------------------------------------------------------------------------------------------------------------------
Financial  (continued)
Ocwen Financial Corp., 11.875% Nts.,
10/1/03                                                 $    150,000       $
129,750
--------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/04(1)(10)(12)                           90,000            3,150
--------------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa:
11% Nts.,
6/18/03(1)(10)(12)
100,000           13,000
24% Nts.,
6/19/03(10)(12)IDR
164,300,000            2,208
--------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B,
4/1/08                   245,000          208,250
--------------------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds,
7/21/01(1)(10)(12)
339,000           14,407
--------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts.,
11/1/04(10)(12)                                   80,000           24,400

----------

5,145,398
--------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.3%
Family Restaurants, Inc., 9.75% Sr. Nts.,
2/1/02                                                  500,000
137,500
--------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B,
7/31/07                                      500,000          345,000
--------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts.,
10/15/07                                                200,000
189,000
Shoppers Food Warehouse Corp., 9.75% Sr. Nts.,
6/15/04                                            155,000          162,527

----------

834,027
--------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.3%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B,
7/1/08                                         300,000          209,250
--------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B,
12/15/07(13)                              71,000           54,315
--------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B,
2/1/05                                       200,000          159,000
--------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts.,
2/15/08                                      400,000          375,500
--------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts.,
11/15/07                            200,000          133,000

----------

931,065
--------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--1.2%
Ball Corp.:
7.75% Sr. Unsec. Nts.,
8/1/06
125,000          122,187
8.25% Sr. Unsec. Sub. Nts.,
8/1/08
125,000          120,937
--------------------------------------------------------------------------------------------------------------------------
Consumers International, Inc., 10.25% Sr. Sec. Nts.,
4/1/05(1)                                    250,000           26,250
--------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts.,
3/15/04                                                    700,000
297,500
--------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B,
6/15/07                                 200,000          127,000
--------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts.,
4/1/09                                   750,000          778,125
--------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec. Nts.,
4/15/05                         650,000          673,562
--------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts.,
8/1/07
750,000          753,750
10.875% Sr. Sub. Nts.,
4/1/08
250,000          226,250
--------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts.,
12/15/06(9)
417,149          454,692
--------------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts.,
11/15/07                                                150,000
120,750

----------

3,701,003

                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal     Market Value

Amount        See Note 1

--------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--2.2%
Capstar Hotel Co., 8.75% Sr. Sub. Nts.,
8/15/07                                                  $275,000       $
256,437
--------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts.,
4/15/09                                    450,000          416,250
--------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C,
12/1/08                                           500,000          487,500
--------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts.,
5/1/07                                              250,000          259,375
--------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B,
2/15/07                               325,000          329,875
--------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts.,
6/15/07                                               425,000          428,187
--------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts.,
8/15/08
350,000          353,500
--------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts.,
3/1/06                                                      400,000
386,000
--------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                              750,000          744,375
--------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts.,
8/15/07                                   325,000          299,000
--------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts.,
1/1/06
300,000          302,250
8.75% Sr. Unsec. Sub. Nts.,
1/1/09
700,000          702,625
--------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts.,
3/15/08(1)(10)(12)
250,000               --
--------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts.,
4/1/08(13)
200,000          139,000
9.25% Sr. Nts.,
4/1/06
100,000           96,500
9.75% Sr. Nts.,
6/15/07
100,000           97,500
--------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts.,
4/1/06                                            200,000          189,250
--------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts.,
7/1/10                                        800,000          825,000
--------------------------------------------------------------------------------------------------------------------------
Trump Atlantic City Associates/Trump Atlantic City Funding, Inc.,
11.25% First Mtg. Nts.,
5/1/06
25,000           16,500
--------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts.,
11/15/04                      250,000          246,250

----------

6,575,374
--------------------------------------------------------------------------------------------------------------------------
Healthcare--1.1%
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series
B, 10/1/09           227,500          240,012
--------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts.,
2/1/08                                      900,000          821,250
--------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts.,
2/1/08DEM                                   25,000           12,061
--------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts.,
11/15/08(1)
200,000          201,000
9.75% Sr. Nts.,
11/15/08(5)
350,000          351,750
--------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B,
11/1/07(1)                         250,000          212,500
--------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts.,
2/15/08                                         700,000          493,500
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts.,
1/15/07                                             650,000          668,687
--------------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts.,
10/1/09                                               300,000          327,000

----------

3,327,760

                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal      Market Value

Amount         See Note 1

--------------------------------------------------------------------------------------------------------------------------
Housing--0.7%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B,
12/15/06                       $  300,000       $   76,500
--------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts.,
2/1/09
400,000          362,000
9.75% Sr. Sub. Nts.,
9/15/10
400,000          378,000
--------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts.,
2/15/10                                              300,000          259,500
--------------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B,
3/1/09                                     200,000           76,000
--------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts.,
10/15/04(1)                                           300,000          282,000
--------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B,
9/1/07
650,000          589,875
9.25% Sr. Nts., Series B,
3/15/07
150,000          137,625

----------

2,161,500
--------------------------------------------------------------------------------------------------------------------------
Information Technology--1.4%
Amkor Technologies, Inc., 9.25% Sr. Unsec. Nts.,
5/1/06                                           700,000          663,250
--------------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B,
8/1/05                      250,000          175,000
--------------------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B,
11/15/05                                              200,000          185,000
--------------------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Nts.,
10/1/07(5)                                            900,000          888,750
--------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts.,
10/1/07                     500,000          472,500
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts.,
2/1/08
400,000          373,000
9% Sr. Unsec. Sub. Nts.,
2/1/08
105,000           97,913
--------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Sub. Nts.,
7/1/10(5)                                   500,000          490,000
--------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts.,
9/30/05                                               1,000,000
830,000
--------------------------------------------------------------------------------------------------------------------------
Seagate Technology International, 12.50% Sr. Unsec. Sub. Nts.,
11/15/07(5)                        150,000          142,500

----------

4,317,913
--------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.0%
Actuant Corp., 13% Sr. Sub. Nts.,
5/1/09
300,000          274,500
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts.,
2/1/11                                       500,000          291,250
--------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts.,
8/1/09
400,000          310,000
--------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts.,
8/15/07                                                150,000
38,250
--------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts.,
3/1/08                                300,000          196,500
--------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts.,
5/1/08                                                  500,000
47,500
--------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
8/1/07                                150,000          113,250
--------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts.,
8/15/07
400,000          398,000
--------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B,
6/1/05                            125,000          122,500
--------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D,
8/1/07                                300,000          253,500
--------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts.,
7/1/08                                        200,000           57,000
--------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B,
6/15/07                      540,000          477,900
--------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts.,
4/1/08(1)
250,000          216,563
8.875% Sr. Unsec. Sub. Nts., Series C,
4/1/08                                                     100,000
86,625
--------------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts.,
11/1/03                                                 50,000
45,250

----------

2,928,588

                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal        Market Value

Amount           See Note 1

--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.1%
Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B,
12/15/07                                                       $
200,000       $  202,000
8.75% Sr. Unsec. Sub. Nts., Series B,
6/15/07                                                     400,000
412,000
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Co., 9.25% Sr. Unsec. Sub. Nts.,
11/15/08                                    250,000          243,750
--------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts.,
7/1/08                                         450,000          363,375
--------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B,
3/15/09                        600,000          558,000
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.625% Sr. Sub. Nts.,
10/1/02                                        50,000           50,750
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 12% Sr. Sub. Nts., Series B,
5/15/04                                             100,000          102,500
--------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts.,
12/15/07
100,000           90,000
9% Sr. Unsec. Sub. Nts.,
7/15/07
210,000          193,200
--------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts.,
11/1/09                                  800,000          708,000
--------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs.,
6/15/07
275,000          250,594
9% Sr. Sub. Nts., Series B,
1/15/06
100,000           93,000

----------

3,267,169
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--2.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts.,
5/1/09
350,000          287,000
8.375% Sr. Nts., Series B,
2/1/08
100,000           86,500
9.25% Sr. Nts.,
10/1/02
385,000          377,300
9.375% Sr. Nts.,
11/15/09
500,000          442,500
10.50% Sr. Unsec. Nts., Series B,
7/15/04
70,000           69,475
10.875% Sr. Unsec. Nts.,
10/1/10
250,000          242,500
--------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp.:
0%/9.92% Sr. Unsec. Disc. Nts.,
4/1/11(13)
1,750,000        1,019,375
8.25% Sr. Unsec. Nts.,
4/1/07
400,000          364,000
10% Sr. Nts.,
4/1/09
50,000           48,750
--------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts.,
3/1/10                                                 200,000
91,000
--------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Disc. Debs.,
11/15/07                                   250,000          213,750
--------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts.,
12/15/05                                 825,000          742,500
--------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts.,
2/1/08(1)                                                   50,000
41,000
--------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts.,
2/1/09                                              1,045,000        1,018,875
--------------------------------------------------------------------------------------------------------------------------
EchoStar I Bonds, 8.25%,
2/26/01(1)
9,344            9,345
--------------------------------------------------------------------------------------------------------------------------
EchoStar II Sinking Fund Bonds, 8.25%,
11/9/01(1)                                                  38,922
38,922
--------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts.,
10/1/09                                 400,000          399,000
--------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/12.375% Sr. Unsec. Nts., Series B,
10/1/08(13)                                                  85,000
46,325
9.875% Sr. Unsec. Nts., Series B,
11/15/09EUR
200,000          158,205
--------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B,
4/1/08(13)                                           300,000          165,750
0%/9.75% Sr. Nts., Series B,
4/15/09(13)GBP
775,000          509,386
0%/10.75% Sr. Unsec. Unsub. Nts., Series B,
4/1/08(13)GBP                                         115,000           92,765
10% Sr. Nts., Series B,
2/15/07
100,000           86,750

                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

Principal    Market Value

Amount       See Note 1

--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video  (continued)
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs.,
12/1/07                            $200,000       $  211,000
--------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts.,
7/15/07CAD                                           400,000          261,651
--------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.875% Sr. Disc. Nts.,
4/15/09(13)GBP
425,000          299,974
11% Sr. Disc. Debs.,
10/1/07
200,000          179,000
--------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B,
2/15/08(13)              770,000          319,550
--------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B,
8/1/09                    250,000          161,250

----------

7,983,398
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.7%
IPC Magazines Group plc:
0%/10.75% Bonds,
3/15/08(13)GBP
200,000          176,268
9.625% Bonds,
3/15/08GBP
300,000          376,438
--------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts.,
9/15/07                                              150,000          151,125
--------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts.,
12/1/06                                            50,000           51,750
--------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B,
12/15/08                                 200,000          141,000
--------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Debs.,
3/15/23                                       300,000          325,066
--------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts.,
11/15/09
800,000          645,000
--------------------------------------------------------------------------------------------------------------------------
Ziff Davis Media, Inc., 12% Sr. Sub. Nts.,
7/15/10(5)                                             200,000
158,000

----------

2,024,647
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--6.0%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts.,
8/1/09
100,000           75,000
13% Sr. Unsec. Nts.,
5/1/08EUR
250,000          183,086
--------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts.,
11/1/07                                     400,000          154,000
--------------------------------------------------------------------------------------------------------------------------
Colo.com, Units (each unit consists of $1,000 principal
amount of 13.875% sr. nts., 3/15/10 and one warrant to purchase
19.9718 shares of common stock at $.01 per
share)(5)(14)                                          400,000
254,000
--------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts.,
12/15/06(13)
400,000          364,000
7.625% Bonds,
7/31/08DEM
600,000          263,549
10.125% Sr. Nts.,
11/30/07GBP
100,000          152,368
--------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts.,
12/15/07                                         80,000           68,400
--------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts.,
3/15/08(13)                           800,000          100,000
--------------------------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Unsec. Nts.,
12/1/07(1)
200,000          141,000
--------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Unsec. Sub. Nts.,
12/15/09
850,000          735,250
11.25% Sr. Nts.,
7/1/08
665,000          595,175
11.625% Sr. Nts.,
7/15/10(5)
875,000          783,125
--------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts.,
4/15/08(13)                               250,000           28,750
--------------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts.,
3/30/10(1)EUR
150,000          109,851
11.625% Sr. Unsec. Nts.,
3/30/10
150,000          117,750
--------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts.,
2/15/08(13)
250,000          106,250
11.875% Sr. Unsec. Nts., Series B,
1/15/10
375,000          256,875

                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investment  (Continued)
--------------------------------------------------------------------------------

Principal      Market Value

Amount         See Note 1

--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
Global Crossing Holdings Ltd.:
9.125% Sr. Unsec. Nts.,
11/15/06                                                               $
500,000         $481,250
9.625% Sr. Unsec. Nts.,
5/15/08
500,000          472,500
--------------------------------------------------------------------------------------------------------------------------
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds,
12/1/06EUR                                     250,000           95,064
--------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B,
3/1/09(13)
500,000          202,500
8.50% Sr. Nts., Series B,
1/15/08
250,000          176,250
8.875% Sr. Nts.,
11/1/07
365,000          257,325
--------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B,
2/1/06(13)            500,000          437,500
--------------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Unsec. Nts.,
12/15/09EUR                                                  900,000
545,031
--------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts.,
2/15/08(13)                          800,000           56,000
--------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts.,
12/1/08(13)
1,000,000          545,000
9.125% Sr. Unsec. Nts.,
5/1/08
850,000          690,625
11% Sr. Unsec. Nts.,
3/15/08
750,000          663,750
11.25% Sr. Unsec. Nts.,
3/15/10
250,000          218,750
--------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc.:
8.125% Sr. Unsec. Nts.,
2/15/09
600,000          517,500
8.375% Sr. Nts.,
3/15/08
513,000          459,135
9.25% Sr. Nts.,
7/15/07
75,000           69,000
--------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts.,
12/15/09
550,000          459,250
10% Sr. Unsec. Nts., Series B,
11/15/08
400,000          334,000
--------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts.,
9/30/07(13)                436,950          205,367
--------------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Holding Corp., 13% Sr. Unsec. Nts.,
4/1/10                        500,000          225,000
--------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10                                      350,000           26,250
--------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., 13% Sr. Nts.,
8/15/10(5)
450,000          317,250
--------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., 13% Sr. Nts., Series B,
2/15/05(10)
100,000           62,500
--------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B,
2/15/05(11)
500,000          132,500
10.50% Sr. Unsec. Nts.,
12/1/06EUR
100,000           28,636
11% Sr. Nts.,
8/1/09
300,000           79,500
--------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts.,
10/15/07(13)                   495,000          454,045
--------------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts.,
1/15/10
500,000          257,500
--------------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B,
2/15/10                              500,000          117,500
--------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
0%/10% Bonds,
3/15/08(1)(13)DEM
100,000            3,720
10.50% Sr. Unsec. Nts.,
11/5/08
250,000           17,500
12.875% Sr. Unsec. Nts.,
3/1/10
600,000           39,000
--------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs.,
9/30/27CAD                                                340,000
218,256
--------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts.,
12/1/09EUR
500,000          417,811
--------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07
500,000           67,500
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts.,
7/15/08                                                  100,000
92,500

                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal      Market Value

Amount         See Note 1

--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B,
11/1/09(13)                                        $  500,000      $   155,000
0%/13.75% Sr. Unsec. Disc. Nts., Series B,
2/1/10(13)                                             200,000
58,000
10.875% Sr. Nts.,
8/1/09EUR
750,000          454,193
11.25% Sr. Nts., Series B,
11/1/09EUR
250,000          151,398
--------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International NV, 11.25% Sr. Nts.,
3/30/10EUR                                    600,000          360,538
--------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts.,
4/15/08
500,000          152,500
--------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B,
3/1/05(13)                              750,000          176,250
--------------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts.,
10/1/09
1,400,000        1,050,000
11.875% Sr. Unsec. Nts.,
8/1/10(5)
800,000          620,000
--------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts.,
4/15/10                                            350,000          232,750
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
9% Sr. Unsec. Nts.,
3/15/08
250,000          193,750
9.625% Sr. Nts.,
10/1/07
350,000          281,750
10.75% Sr. Unsec. Nts.,
11/15/08
300,000          249,000
10.75% Sr. Unsec. Nts.,
6/1/09
310,000          255,750

-----------

18,322,073
--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--4.2%
Arch Communications, Inc., 12.75% Sr. Nts.,
7/1/07                                                100,000           34,500
--------------------------------------------------------------------------------------------------------------------------
Celcaribe SA, 14.50% Sr. Sec. Nts.,
3/15/04(1)
90,000           49,950
--------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts.,
10/1/07(1)(10)(12)(13)                  400,000            3,000
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts.,
5/15/11(13)
500,000          338,750
0%/10.625% Sr. Unsec. Disc. Nts.,
11/15/07(13)
500,000          402,500
10.75% Sr. Nts.,
8/1/11
200,000          209,000
--------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts.,
2/15/01(10)(12)                               210,000               --
--------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts.,
2/1/10                                                      600,000
225,000
--------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 10/1/10 and one warrant to purchase
12.9 shares of Cl. A common stock at $5.88 per
share)(5)(13)(14)                                1,000,000          415,000
--------------------------------------------------------------------------------------------------------------------------
IPCS, Inc., Units (each unit consists of $1,000 principal
amount of 0%/14% sr. disc. nts., 7/15/10 and one warrant to
purchase 2,971,830 shares of common
stock)(5)(13)(14)
300,000          121,500
--------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 12.50% Sr. Nts.,
4/15/10                                       275,000          160,875
--------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B,
10/15/07(13)CAD                                              300,000
141,312
0%/14% Sr. Disc. Nts., Series B,
6/1/06(13)
300,000          288,000
--------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts.,
6/1/06(13)                          410,000          323,900
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts.,
2/15/08(13)
245,000          179,463
0%/10.65% Sr. Disc. Nts.,
9/15/07(13)
1,200,000          951,000
9.375% Sr. Unsec. Nts.,
11/15/09
600,000          561,000
--------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 11% Sr. Nts.,
3/15/10(5)                                                   250,000
240,000
--------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts.,
9/15/09(5)
735,000          826,875
--------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts.,
8/15/04(1)(10)                             200,000           21,000

                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal      Market Value

Amount         See Note 1

--------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications  (continued)
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts.,
1/15/07(1)(13)                          $  675,000      $   178,875
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
3/15/08(13)                                900,000          481,500
--------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B,
12/15/06
250,000          254,375
11.75% Sr. Sub. Nts.,
7/15/07
275,000          292,875
--------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts.,
5/31/09(5)(9)
134,254          138,400
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B,
5/15/08                                     300,000          277,500
--------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts.,
3/1/08(13)                              1,200,000          936,000
--------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/12% Sr. Disc. Nts.,
7/15/08(13)
500,000          310,000
10.75% Sr. Unsec. Nts., Series B,
3/15/10
600,000          559,500
--------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
0%/12.50% Sr. Disc. Nts.,
8/15/06(13)
65,000           64,775
--------------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts.,
4/15/09(13)                                                300,000
206,625
10.625% Sr. Unsec. Sub. Nts.,
7/15/10
600,000          612,000
--------------------------------------------------------------------------------------------------------------------------
Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts.,
5/15/09(13)                               350,000          241,500
--------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts.,
5/1/08(13)                                   400,000          318,000
--------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B,
11/1/09(13)                    900,000          414,000
--------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts.,
11/15/09                                   1,906,827        2,052,223

-----------

12,830,773
--------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.9%
AEI Resources, Inc., 11.50% Sr. Sub. Nts.,
12/15/06(1)                                            250,000
3,750
--------------------------------------------------------------------------------------------------------------------------
AK Steel Corp.:
7.875% Sr. Unsec. Nts.,
2/15/09
500,000          446,250
9.125% Sr. Nts.,
12/15/06
300,000          287,250
--------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B,
4/1/09                        200,000          169,000
--------------------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts.,
12/1/07                                          100,000            8,500
--------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B,
5/15/08(1)                              500,000          261,250
--------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts.,
2/1/08(1)                            50,000           34,250
--------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts.,
2/1/03                                    500,000          342,500
--------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts.,
7/15/08(13)                                   300,000           82,500
--------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts.,
12/1/07
500,000          402,500
--------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D,
3/1/09                                   500,000          202,500
--------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B,
5/15/08                                  500,000          500,625
--------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC/RTI Capital Corp., 13.75% Sr. Sec.
Nts., 7/15/09          200,000           21,000

-----------

2,761,875
--------------------------------------------------------------------------------------------------------------------------
Retail--0.2%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
5/1/08(13)                                        550,000          280,500
--------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts.,
5/1/08(1)                         200,000           71,000
--------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs.,
5/1/08
100,000           87,500
--------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts.,
5/1/08                                                100,000           89,500

-----------

528,500

                      Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal        Market Value

Amount           See Note 1

--------------------------------------------------------------------------------------------------------------------------
Service--1.4%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B,
1/1/09                                                       $  435,000
$  405,638
10% Sr. Unsec. Sub. Nts., Series B,
8/1/09
1,000,000          947,500
--------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B,
10/15/08                   425,000          411,188
--------------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts.,
3/15/08(1)(13)                                        50,000            3,688
--------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts.,
3/15/08(1)                                               100,000
33,500
--------------------------------------------------------------------------------------------------------------------------
Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts.,
2/15/08                                     300,000          271,125
--------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
3/1/07(1)
350,000          288,750
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.75% Sr. Sub. Nts.,
9/30/09                                                 150,000
148,125
--------------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B,
4/1/09                                     200,000          157,000
--------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts.,
2/15/09                                   500,000          452,500
--------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., 7.375% Sr. Unsec. Nts.,
8/15/05(1)                                          400,000          258,000
--------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts.,
5/15/09(1)(10)(12)                                     400,000
6,000
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B,
1/15/09                               550,000          420,750
--------------------------------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., Series B,
5/1/09                                                 500,000
504,375

----------

4,308,139
--------------------------------------------------------------------------------------------------------------------------
Transportation--1.8%
America West Airlines, Inc., 10.75% Sr. Nts.,
9/1/05                                              450,000          393,750
--------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts.,
12/15/05(1)
100,000           83,500
10.50% Sr. Nts.,
8/1/04(1)
700,000          623,875
--------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts.,
4/15/08(1)
300,000          295,500
9.375% Sr. Unsec. Nts.,
11/15/06
300,000          295,500
10.75% Sr. Nts.,
8/1/05
125,000          129,375
--------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts.,
4/1/06                                                500,000          137,500
--------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B,
7/15/07(10)                            75,000           19,125
--------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts.,
4/15/06                               250,000          196,250
--------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., Series B,
5/1/09EUR                                       400,000          311,715
--------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts.,
8/15/08                             500,000          497,500
--------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc.:
9.125% Sr. Unsec. Sub. Nts., Series B,
7/15/07                                                    250,000
166,250
11% Sr. Sub. Nts.,
7/15/06
225,000          169,875
--------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts.,
8/1/05(1)                                              150,000
45,000
--------------------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts.,
7/15/06
200,000          195,000
--------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.675% first priority ship mtg. sr. sec. nts.,
7/15/05 and one warrant to purchase five shares of common
stock)(2)(14)                           250,000          131,250
--------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07(5)                     175,000           86,625
--------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D,
6/15/07                        1,300,000          890,500
--------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B,
10/15/09                                   800,000          392,000
--------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts.,
12/15/04                                        430,000          234,350
--------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp.,
13.375% Sr. Disc. Nts., Series B,
12/15/03
300,000          303,000

----------

5,597,440

                        Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal   Market Value

Amount      See Note 1

--------------------------------------------------------------------------------------------------------------------------
Utility--0.8%
AES Drax Energy Ltd., 11.25% Sr. Sec. Bonds,
8/30/10(5)GBP                                        400,000     $    628,890
--------------------------------------------------------------------------------------------------------------------------
Azurix Corp., 10.75% Sr. Unsec. Nts., Series B,
2/15/10                                           200,000          197,000
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75% Sr. Nts.,
7/15/07
230,000          221,581
--------------------------------------------------------------------------------------------------------------------------
Central Termica Guemes SA, 2% Unsec. Unsub. Bonds,
9/26/10(1)(2)                                   90,000            8,100
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts.,
10/15/07                                                800,000
834,412
--------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E,
5/1/11                                250,000          274,461
--------------------------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp.,
9% Second Lease Obligation Bonds,
6/1/17(1)
199,000          214,920

------------

2,379,364

------------
Total Corporate Bonds and Notes (Cost
$128,231,163)
103,825,353

Shares
==========================================================================================================================
Preferred Stocks--1.7%
--------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
Non-Vtg.(9)                                             3,403            4,254
--------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities,
Non-Vtg.(1)                                  100,000           76,250
--------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series
A(1)(9)
25,043          626,075
--------------------------------------------------------------------------------------------------------------------------
Contour Energy Co., $2.625 Cum.
Cv.(12)
1,800           11,700
--------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B,
Non-Vtg.(12)                                         46,000          821,100
--------------------------------------------------------------------------------------------------------------------------
Crown American Realty Trust, 11% Cum., Series A,
Non-Vtg.                                           2,000           75,500
--------------------------------------------------------------------------------------------------------------------------
Doane Products Co., 14.25% Jr. Sub. Debs.,
Non-Vtg.(1)                                              5,000
151,250
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable,
Non-Vtg.(9)
278          238,037
13% Sr. Exchangeable,
Non-Vtg.(9)
363          327,607
--------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg.(1)(9)                                   215           15,587
--------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg.(1)(12)                    5,000           81,875
--------------------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv. Sr., Series C,
Non-Vtg.(1)                                                4,990
9,980
--------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A,
Non-Vtg.(1)                                20              302
--------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable,
Non-Vtg.(9)
151               15
--------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 7% Cv., Series E,
Non-Vtg.                                         2,100           20,212
--------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc.:
13%,
Non-Vtg.(5)(9)
16            8,840
Units (each unit consists of $1,000 principal amount of 13% sr. exchangeable preferred stock and one warrant to purchase 30 shares of common
stock)(1)(9)(14)                       50           27,625
--------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
Non-Vtg.(9)(12)                     6,061              758
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E,
Non-Vtg.(9)                              133          113,383
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
Non-Vtg.(1)(9)                              27          246,375
--------------------------------------------------------------------------------------------------------------------------
Premcor USA, Inc., 11.50% Cum. Sr.,
Non-Vtg.(1)(9)
67           11,893
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H,
Non-Vtg.
8,000          601,000
9.20% Exchangeable, Series F,
Non-Vtg.
1,000           78,250
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B,
Non-Vtg.(9)                                         535          429,338
--------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75%
Exchangeable(5)
2            6,050
13.75% Exchangeable, Series B,
Non-Vtg.(9)
10           30,250

                          Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares     See Note 1

==========================================================================================================================
Preferred Stocks  (continued)
--------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series
A(5)                                   4,600       $  370,300
XO Communications, Inc.:
13.50% Sr., Series
E(9)
277          128,113
14% Cum. Sr. Exchangeable
Redeemable(9)
21,835          660,509

----------
Total Preferred Stocks (Cost
$8,788,900)
5,172,428
==========================================================================================================================
Common Stocks--0.2%
--------------------------------------------------------------------------------------------------------------------------
Aurora Foods,
Inc.(1)(12)
5,313            6,475
--------------------------------------------------------------------------------------------------------------------------
Celcaribe
SA(5)(12)
24,390           39,634
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy
Corp.(1)
20,099          193,327
--------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc,
ADR(12)
1,560          136,890
--------------------------------------------------------------------------------------------------------------------------
Forest Oil
Corp.(12)
2,068           76,257
--------------------------------------------------------------------------------------------------------------------------
Geotek Communications,
Inc.(1)(12)
90                1
--------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings
Ltd.(12)
6,016           21,056
--------------------------------------------------------------------------------------------------------------------------
Intermedia Communications,
Inc.(12)
34              244
--------------------------------------------------------------------------------------------------------------------------
OpTel, Inc.,
Non-Vtg.(1)(12)
210                2
--------------------------------------------------------------------------------------------------------------------------
Pathmark Stores,
Inc.(12)
7,625          125,813
--------------------------------------------------------------------------------------------------------------------------
Premier Holdings
Ltd.(1)(12)
18,514              185
--------------------------------------------------------------------------------------------------------------------------
Purina Mills,
Inc.(12)
4,188           40,048
--------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl.
C(1)(12)
370            1,850
--------------------------------------------------------------------------------------------------------------------------
Star Gas Partners
LP
187            3,273
--------------------------------------------------------------------------------------------------------------------------
Wilshire Financial Services Group,
Inc.(12)
6,273            7,841
--------------------------------------------------------------------------------------------------------------------------
WRC Media
Corp.(1)(12)
1,082               11

----------
Total Common Stocks (Cost
$479,622)
652,907

Units
==========================================================================================================================
Rights, Warrants and Certificates--0.1%
--------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. Wts., Exp.
4/15/01                                                   60            1,507
--------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp.
11/1/06
250            7,625
--------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp.
6/16/07(1)
16,000            4,800
--------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. Wts., Exp.
10/1/09(1)                                  350            4,200
--------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp.
9/15/05                                                      165
5,484
--------------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp.
11/15/03(1)
200            3,025
--------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp.
12/15/07(1)
100           43,038
--------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp.
4/1/08(1)                                                   400
4,200
--------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp.
12/1/07(1)
200           22,025
--------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp.
4/15/08(5)                                                 175
809
--------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp.
7/15/05(1)
7,500               75
--------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp.
1/1/01
2,404            2,855
--------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp.
1/23/03
1,668               --
Exp.
1/23/03(1)
953               10
Exp.
5/1/05(1)
2,181               --
Exp.
9/1/04
2,800               --

                        Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Units          See Note 1

==========================================================================================================================
Rights, Warrants and Certificates  (continued)
--------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp.
9/27/09(1)
530         $     53
--------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp.
9/15/05
825              105
--------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp.
5/16/06(1)
1,509              377
Exp.
5/16/06
2                2
--------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp.
8/31/02
200               --
--------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp.
8/15/07(1)
270              270
--------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp.
4/15/08(1)
725            1,496
--------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp.
4/15/10(1)                                               275            1,134
--------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp.
4/13/08(1)                                               200               20
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp.
1/15/07(1)                                               150              778
--------------------------------------------------------------------------------------------------------------------------
Mexico Value Rts., Exp.
6/30/03
744,750               --
--------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp.
6/1/06(1)                                               600           24,861
--------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp.
7/15/05(1)
250                3
--------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp.
8/15/10
450            1,406
--------------------------------------------------------------------------------------------------------------------------
Occidente y Caribe Celular SA Wts., Exp.
3/15/04(1)                                                   800
12,100
--------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp.
9/19/10
5,710           27,479
--------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts.:
Exp.
3/31/03(1)
300               15
Exp.
6/1/06(1)
300               15
--------------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp.
5/31/04(1)
36,431              364
--------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp.
7/15/09(1)                                         200                2
--------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp.
3/1/05(1)
1,500           13,688

--------
Total Rights, Warrants and Certificates (Cost
$42,321)                                                             183,821

Principal

Amount
==========================================================================================================================
Structured Instruments--2.0%
--------------------------------------------------------------------------------------------------------------------------
Citibank NA (Nassau Branch), Mexican Nuevo Peso Linked Nts.:
19.75%,
6/27/02MXN
3,900,000          405,241
20.90%,
6/23/03MXN
3,845,000          401,167
21.20%,
6/16/03MXN
7,625,000          798,330
21.30%,
6/23/03MXN
1,920,000          201,522
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch),
Russian Obligatzii Federal'nogo Zaima Linked Nts.:
Series 25030, Zero Coupon, 79.21%,
12/15/01(1)(8)RUR
950,000           23,775
Series 27001, 20.055%,
2/6/02(1)(2)RUR
956,950           28,073
Series 27001, 20.055%,
2/6/02(1)(2)RUR
277,180            8,131
Series 27002, 20.055%,
5/22/02(1)(2)RUR
1,201,670           34,569
Series 27002, 20.055%,
5/22/02(1)(2)RUR
277,180            7,974
Series 27003, 20.055%,
6/5/02(1)(2)RUR
4,138,220          118,670
Series 27003, 20.055%,
6/5/02(1)(2)RUR
277,180            7,949
Series 27003, 20.055%,
6/5/02(1)(2)RUR
3,150,400           90,343
Series 27004, 20.055%,
9/1/02(1)(2)RUR
277,180            7,778
Series 27004, 20.055%,
9/18/02(1)(2)RUR
3,297,310           92,530
Series 27005, 20.055%,
10/9/02(1)(2)RUR
12,522,980          343,864
Series 27005, 20.055%,
10/9/02(1)(2)RUR
277,180            7,611

                          Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal     Market Value

Amount        See Note 1

==========================================================================================================================
Structured Instruments  (continued)
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch),
Russian Obligatzii Federal'nogo Zaima Linked Nts.: (continued)
Series 27006, 20.055%,
1/22/03(1)(2)RUR
5,458,430       $  145,881
Series 27006, 20.055%,
2/6/02(1)(2)RUR
277,180            7,408
Series 27007, 20.055%,
2/5/03(1)(2)RUR
277,180            7,412
Series 27007, 20.11%,
2/5/03(1)(2)RUR
7,104,450          189,971
Series 27008, 20.055%,
5/21/03(1)(2)RUR
3,315,240           86,392
Series 27008, 20.055%,
5/21/03(1)(2)RUR
277,180            7,223
Series 27009, 20.055%,
6/4/03(1)(2)RUR
3,783,430           98,897
Series 27009, 20.055%,
6/4/03(1)(2)RUR
277,180            7,245
Series 27009, 20.055%,
6/4/03(1)(2)RUR
2,561,555           66,958
Series 27010, 20.055%,
9/17/03(1)(2)RUR
2,047,150           52,511
Series 27010, 20.055%,
9/17/03(1)(2)RUR
277,180            7,110
Series 27011, 20.055%,
10/8/03(1)(2)RUR
3,646,190           91,250
Series 27011, 20.055%,
10/8/03(1)(2)RUR
277,180            6,937
Series 28001, 20.055%,
1/21/04(1)(2)RUR
277,180            6,779
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Mexican Nuevo Peso Linked Nts.,
Zero Coupon, 16.38%,
6/20/03(8)MXN
9,079,070          631,080
--------------------------------------------------------------------------------------------------------------------------
ING Barings LLC, Zero Coupon USD Russian Equity Linked Nts.,
4/19/01                                3,600          189,684
--------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Federal Loan Obligatzii Federal'nogo Zaima Bonds,
Series 27010, 20.055%,
9/17/03(1)(2)RUR
3,590,420           92,097
--------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc. Brazilian Real Linked Nts., 18.60%,
12/6/02BRR                       1,261,440          647,539
--------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc. Turkish Lira Linked Nts., 11%,
3/13/01                                 850,000          864,323
--------------------------------------------------------------------------------------------------------------------------
Salomon, Inc. Brazilian Linked Nts., 21.30%,
12/2/03BRR                                           830,000          429,216

----------
Total Structured Instruments (Cost
$6,309,947)
6,213,440

Date            Strike        Contracts

==========================================================================================================================
Options Purchased--0.0%
--------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso Put
1/11/01          9.70MXN(1)   2,500,000           10,969
--------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, 11.50%, 5/15/26 Call
2/13/01         $124                565            4,803
--------------------------------------------------------------------------------------------------------------------------
Euro-Bundesobligation Futures, 3/8/01 Put
2/21/01          106EUR              16            1,652

----------
Total Options Purchased (Cost
$23,824)
17,424

Principal

Amount

==========================================================================================================================
Repurchase Agreements--9.8%
--------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 5.75%, dated 12/29/00, to be repurchased at $29,906,094 on 1/2/01,
collateralized by U.S. Treasury Bonds, 6.625%-11.25%, 2/15/15-2/15/27,
with a value of $5,544,034 and U.S. Treasury Nts., 5%-7.875%, 1/31/01-8/15/07,
with a value of $24,983,264 (Cost
$29,887,000)                                                $29,887,000
29,887,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$343,000,724)                                                     103.0%
313,666,365
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets
(3.0)      (9,104,739)

-------------   --------------
Net
Assets
100.0%    $304,561,626

=============   ==============

                        Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

   ARP -- Argentine Peso                        GRD -- Greek Drachma
   BRR -- Brazilian Real                        IDR -- Indonesian Rupiah
   CAD -- Canadian Dollar                       JPY -- Japanese Yen
   DEM -- German Mark                           MXN -- Mexican Nuevo Peso
   EUR -- Euro                                  NOK -- Norwegian Krone
   FRF -- French Franc                          RUR -- Russian Ruble
   GBP -- British Pound Sterling                ZAR -- South African Rand

1. Identifies issues considered to be illiquid or restricted--See Note 8 of
Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. When-issued security to be delivered and settled after December 31, 2000.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes
in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have
been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $10,307,145 or 3.38% of the Fund's net assets as of December 31, 2000.
6. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
7. A sufficient amount of liquid assets has been designated to cover outstanding
written options, as follows:

                                        Contracts/Principal
Expiration         Exercise         Premium    Market Value
                                        Subject to Call/Put
Date               Price            Received   See Note 1

------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Global Unsec.
Unsub. Bonds, Series BGL5, 11.375%
1/30/17 Call                                    275
2/12/01             84.50%          $ 8,524         $14,162
------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Global Unsec.
Unsub. Bonds, Series BGL5, 11.375%
1/30/17 Put                                     275
2/12/01             84.50            12,100           2,475
------------------------------------------------------------------------------------------------------------------------------
Euro-Bundesobligation Futures, 3/8/01 Put        16
2/21/01            105.00             1,187           1,052
------------------------------------------------------------------------------------------------------------------------------
Euro-Bundesobligation Futures, 3/8/01 Put        16
2/21/01            105.50             2,025           1,052
------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds,
11.50%, 5/15/26 Put                             565
2/13/01            122.00            25,706          12,995

-------         -------

$49,542         $31,736

=======         =======

8. Zero-coupon bond reflects the effective yield on the date of purchase.
9. Interest or dividend is paid in kind.
10. Issuer is in default.
11. Securities with an aggregate market value of $283,300 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. Non-income-producing security.
13. Denotes a step bond: a zero-coupon bond that converts to a fixed or variable
interest rate at a designated future date.
14. Units may be comprised of several components, such as debt and equity and/or
warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.

                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

=================================================================================================
Assets
Investments, at value (cost $343,000,724)--see accompanying
statement                $313,666,365
-------------------------------------------------------------------------------------------------
Cash
59,913
-------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost
$16,961)                                                    16,559
-------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency
contracts                                     451,635
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and principal
paydowns                                                         5,615,389
Shares of beneficial interest
sold                                                        233,685
Daily variation on futures
contracts                                                       31,739
Closed foreign currency
contracts                                                          27,617
Other
4,846

------------
Total
assets
320,107,748
=================================================================================================
Liabilities
Unrealized depreciation on foreign currency
contracts                                     169,188
-------------------------------------------------------------------------------------------------
Options written, at value (premiums received $49,542)--see accompanying
statement          31,736
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued
basis                                           15,185,500
Shares of beneficial interest
redeemed                                                    134,866
Trustees'
compensation
435
Transfer and shareholder servicing agent
fees                                                  88
Other
24,309

------------
Total
liabilities
15,546,122
=================================================================================================
Net
Assets
$304,561,626

============
=================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest                                           $     64,908
-------------------------------------------------------------------------------------------------
Additional paid-in
capital                                                            324,493,031
-------------------------------------------------------------------------------------------------
Overdistributed net investment
income                                                    (692,961)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions          8,963,227
-------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
currencies                              (28,266,579)

------------
Net assets--applicable to 64,908,276 shares of beneficial interest
outstanding       $304,561,626

============
=================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per
Share                    $4.69

See accompanying Notes to Financial Statements

                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31,2000
--------------------------------------------------------------------------------

=================================================================================================
Investment Income
Interest
$ 28,433,014
-------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of
$74)                                       617,017

------------
Total
income
29,050,031
=================================================================================================
Expenses
Management
fees
2,147,021
-------------------------------------------------------------------------------------------------
Custodian fees and
expenses                                                                51,517
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees                                               2,004
-------------------------------------------------------------------------------------------------
Trustees'
compensation
1,897
-------------------------------------------------------------------------------------------------
Other
93,075

------------
Total
expenses
2,295,514
Less expenses paid
indirectly
(12,602)

------------
Net
expenses
2,282,912
=================================================================================================
Net Investment
Income
26,767,119
=================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options
exercised)                                   2,036,973
Closing of futures
contracts                                                              446,186
Closing and expiration of option contracts
written                                        115,770
Foreign currency
transactions
(7,125,773)

------------
Net realized
loss
(8,600,790)
-------------------------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
Investments
(14,443,563)
Translation of assets and liabilities denominated in foreign
currencies                 3,882,872

------------
Net
change
(10,560,691)

------------
Net realized and unrealized
loss                                                      (19,161,481)
=================================================================================================
Net Increase in Net Assets Resulting from
Operations                                 $  7,605,638

============

See accompanying Notes to Financial Statements.

                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000             1999

===========================================================================================================
Operations
Net investment income
$ 26,767,119     $ 25,290,430
-----------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
(8,600,790)      (8,363,827)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)                           (10,560,691)      (8,793,283)

------------     ------------
Net increase in net assets resulting from
operations                             7,605,638        8,133,320
===========================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment
income                                           (23,001,014)     (15,617,496)
===========================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest
transactions      37,871,384       10,369,398
===========================================================================================================
Net Assets
Total
increase
22,476,008        2,885,222
-----------------------------------------------------------------------------------------------------------
Beginning of
period
282,085,618      279,200,396

------------     ------------
End of period [including undistributed (overdistributed) net investment income of $(692,961) and $22,685,394, respectively]
$304,561,626     $282,085,618

============     ============

See accompanying Notes to Financial Statements.

                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     Year Ended December 31,
                                                     2000
1999            1998               1997             1996

================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $4.97
$5.12           $5.12              $5.09              $4.91
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41
 .45             .39                .39                .38
Net realized and unrealized gain (loss)               (.28)
(.31)           (.24)               .04                .19
--------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                .13
 .14             .15                .43                .57
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.41)
(.29)           (.09)              (.39)              (.39)
Distributions from net realized gain                    --
--            (.06)              (.01)                --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.41)
(.29)           (.15)              (.40)              (.39)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.69
$4.97           $5.12              $5.12              $5.09
                                                     =====
=====           =====              =====              =====
================================================================================================================================
Total Return, at Net Asset Value(1)                   2.63%
2.83%           2.90%              8.71%             12.07%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $304,562
$282,086        $279,200           $207,839           $118,716
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $289,923
$278,668        $250,227           $159,934           $ 82,604
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 9.23%
9.08%           8.17%              8.23%              8.48%
Expenses                                              0.79%
0.78%           0.80%(3)           0.83%(3)           0.85%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                104%
81%            134%               150%               144%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total
returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of
Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities and seeks to enhance
that income by writing covered call options on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange
rates. The structured notes are leveraged, which increases the notes'
volatility
relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 2000, the market value of these securities comprised 2.0% of the Fund's net assets and resulted in unrealized losses in the current period of $96,507. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note
5.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities
that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly
as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its
purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 2000, the Fund had entered into net outstanding when-issued or forward commitments of $15,185,500.
     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity)
but
not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk
of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities
whose issuers subsequently default. As of December 31, 2000, securities with an
aggregate market value of $324,655, representing 0.11% of the Fund's net assets,
were in default.

                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
(loss)
for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its
ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed
may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $1,421,939, a decrease in undistributed net investment income of $27,144,460, and a decrease in accumulated net realized loss on investments of $25,722,521. This reclassification includes $1,421,939 distributed in connection with Fund share redemptions which increased paid-in capital and increased accumulated net realized loss. Net assets of the Fund were
unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of
custodian fees for earnings on cash balances maintained by
the Fund.

                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is
accreted over the life of the respective securities, in accordance with federal
income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at
the current market value of the underlying security. Interest on payment-in-kind
debt instruments is accrued as income at the coupon rate and a market adjustment
is made periodically.
     The Fund will adopt the provisions of the AICPA Audit and Accounting
Guide
for Investment Companies, as revised, effective for fiscal years beginning after
December 15, 2000. As required, the Fund will begin amortizing premiums on debt
securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result
in a $613,110 decrease to cost of securities and a corresponding $613,110 decrease in net unrealized depreciation, based on securities held as of
December
31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial
interest. Transactions in shares of beneficial interest were as follows:

                                             Year Ended December 31,
2000      Year Ended December 31, 1999

----------------------------      -----------------------------
                                             Shares
Amount             Shares           Amount

------------------------------------------------------------------------------------------------------------
Sold                                          20,188,925    $
95,290,874        13,301,419      $ 65,503,594
Dividends and/or distributions reinvested      4,957,115
23,001,014         3,226,755        15,617,496
Redeemed                                     (16,965,820)
(80,420,504)      (14,369,937)      (70,751,692)
                                             -----------
------------       -----------      ------------
Net increase                                   8,180,220    $
37,871,384         2,158,237      $ 10,369,398
                                             ===========
============       ===========      ============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$296,339,703 and $289,241,680, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $343,842,588 was:

        Gross unrealized appreciation                     $  6,036,892
        Gross unrealized depreciation                      (36,213,114)
                                                          ------------
        Net unrealized depreciation                       $(30,176,222)
                                                          ============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million,
0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The
Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.74%, before any waiver by the Manager if applicable.

                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign
currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by
a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
Investments
where applicable.

As of December 31, 2000, the Fund had outstanding foreign currency contracts as
follows:

                                  Expiration          Contract
Valuation as of      Unrealized        Unrealized
Contract Description              Date                Amount (000s)
December 31, 2000    Appreciation      Depreciation
------------------------------------------------------------------------------------------------------------------------------

Contracts to Purchase
---------------------
Euro (EUR)                         1/22/01-2/7/01        5,340  EUR
$5,020,921            $375,782            $      --

--------            ---------
Contracts to Sell
-----------------
British Pound Sterling (GBP)      1/16/01-1/29/01       2,135   GBP
3,190,538                  --             (140,448)
Canadian Dollar (CAD)                     1/31/01       1,800   CAD
1,199,244                  --              (28,740)
Japanese Yen (JPY)                1/24/01-9/10/01     139,065   JPY
1,240,427              75,853                   --

--------            ---------

75,853             (169,188)

--------            ---------
Total Unrealized Appreciation and
Depreciation
$451,635            $(169,188)

========            =========

================================================================================
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities
"interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed-income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains
and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
6. Futures Contracts  (continued)
Securities held in collateralized accounts to cover initial margin requirements
on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the
daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the
possibility that there may be an illiquid market and that a change in the value
of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Fund had outstanding futures contracts as follows:

                                   Expiration        Number of      Valuation
as of       Unrealized
Contract Description               Date              Contracts      December
31, 2000     Appreciation

------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
U.S. Long Bond                     3/21/01            25            $
2,615,625               $  5,469
U.S. Treasury Nts., 5 yr.          3/21/01            54
5,592,375                113,906
U.S. Treasury Nts., 10 yr.         3/21/01           185
19,398,984                607,030

--------

726,405

--------
Contracts to Sell
-----------------
United Kingdom Long Gilt           3/28/01             3
517,378                    134

--------

$726,539

========

================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
     The Fund generally purchases put options or writes covered call options to
hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell
or
purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written
put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
     Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in
the Statement of Assets and Liabilities. Realized gains and losses are reported
in the Statement of Operations.
     The risk in writing a call option is that the Fund gives up the opportunity
for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if
the market price of the security decreases and the option is exercised. The risk
in buying an option is that the Fund pays a premium whether or not the option is
exercised. The Fund also has the additional risk of not being able to enter into
a closing transaction if a liquid secondary market does not exist.

                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
Written option activity for the year ended December 31, 2000, was as follows:

                                    Call
Options                                 Put Options

----------------------------------           ---------------------------------
                                    Number of                Amount
of           Number of               Amount of
                                    Contracts/Principal
Premiums            Contracts/Principal     Premiums
------------------------------------------------------------------------------------------------------------------

Options outstanding as of
December 31, 1999                    144,000,000             $
14,910            3,347,205              $ 55,420
Options written                            4,550
149,723            5,989,502               131,326
Options closed or expired           (144,001,930)
(32,760)          (6,804,690)              (87,429)
Options exercised                         (2,345)
(123,349)          (2,531,145)              (58,299)
                                    ------------
---------           ----------              --------
Options outstanding as of
December 31, 2000                            275             $
8,524                  872              $ 41,018
                                    ============
=========           ==========              ========

================================================================================
8. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may
have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or its valuation has
not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was
$20,964,479,
which represents 6.88% of the Fund's net assets, of which $824,567 is considered
restricted. Information concerning restricted securities is as follows:

Valuation Per
                                              Acquisition     Cost
Unit as of              Unrealized
Contract Description                          Date            Per Unit
December 31, 2000     Appreciation
----------------------------------------------------------------------------------------------------------------

Stocks and Warrants
-------------------
CGA Group Ltd., Preferred Stock, Series A     6/17/97-
                                              10/4/00         $25.00
$25.00                     $    --
CGA Group Ltd. Wts., Exp. 6/16/07             6/17/97
0.00            0.30                       4,800
Chesapeake Energy Corp.                       6/27/00
7.45            9.62                      43,604
Geotek Communications, Inc.                    4/6/00
0.00            0.01                           1
Real Time Data Co. Wts., Exp. 5/31/04         6/30/99
0.01            0.01                          --

Currency
--------
Russian Ruble                                 12/6/00-
                                             12/22/00
0.04            0.04                          --

                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of
Oppenheimer Strategic Bond Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Strategic Bond Fund/VA (which is a series of Oppenheimer Variable
Account Funds), including the statement of investments, as of December 31,
2000,
and the related statement of operations for the year then ended, the statements
of changes in net assets for each of the two years in the period then ended,
and
the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
           We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that
we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with
the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well
as evaluating the overall financial statement presentation. We believe that our
audits provide a reasonable basis for our opinion.
           In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Bond Fund/VA as of December 31, 2000, the
results of its operations for the year then ended, the changes in its net assets
for each of the two years in the period then ended, and the financial highlights
for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Market Value

Shares         See Note 1
================================================================================================================================

Common Stocks--77.9%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.1%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
ArQule,
Inc.(1)
2,900             $ 92,800
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.5%
AK Steel Holding
Corp.
3,800               33,250
--------------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum
Co.
1,700               42,075

--------

75,325
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--4.6%
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--3.3%
Corporate Executive Board
Co.(1)
6,200              246,547
--------------------------------------------------------------------------------------------------------------------------------
Iron Mountain,
Inc.
2,400               89,100
--------------------------------------------------------------------------------------------------------------------------------
Tetra Tech,
Inc.
4,300              137,062

--------

472,709
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.3%
ATMI,
Inc.(1)
2,600               50,700
--------------------------------------------------------------------------------------------------------------------------------
Photronics,
Inc.(1)
500               11,719
--------------------------------------------------------------------------------------------------------------------------------
Rudolph Technologies,
Inc.(1)
1,700               51,319
--------------------------------------------------------------------------------------------------------------------------------
Veeco Instruments,
Inc.(1)
1,800               72,225

--------

185,963
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.2%
Avici Systems,
Inc.(1)
300                7,387
--------------------------------------------------------------------------------------------------------------------------------
OmniSky
Corp.(1)
2,600               21,612

--------

28,999
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--7.5%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.2%
Lennar
Corp.
800               29,000
--------------------------------------------------------------------------------------------------------------------------------
Consumer Services--1.5%
Getty Images,
Inc.(1)
3,300              105,600
--------------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International,
Inc.(1)
1,500               63,094
--------------------------------------------------------------------------------------------------------------------------------
Macrovision
Corp.(1)
700               51,811

--------

220,505
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--1.2%
Anchor
Gaming(1)
2,100               81,900
--------------------------------------------------------------------------------------------------------------------------------
Handleman
Co.(1)
6,500               48,750
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos,
Inc.(1)
2,600               38,837

--------

169,487
--------------------------------------------------------------------------------------------------------------------------------
Media--0.2%
Penton Media,
Inc.
1,200               32,250

                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares         See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--2.2%
Footstar,
Inc.(1)
2,400             $118,800
--------------------------------------------------------------------------------------------------------------------------------
Hot Topic,
Inc.(1)
4,600               75,612
--------------------------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl.
A(1)
3,000               46,500
--------------------------------------------------------------------------------------------------------------------------------
Venator Group,
Inc.(1)
5,400               83,700

--------

324,612
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--2.2%
Abercrombie & Fitch Co., Cl.
A(1)
4,600               92,000
--------------------------------------------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl.
A(1)
900               36,225
--------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things,
Inc.
2,600               71,825
--------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne,
Inc.
1,800               74,925
--------------------------------------------------------------------------------------------------------------------------------
Too,
Inc.(1)
4,000               50,000

--------

324,975
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--4.9%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.3%
Sirius Satellite Radio,
Inc.(1)
1,000               29,937
--------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings,
Inc.(1)
1,200               19,275

--------

49,212
--------------------------------------------------------------------------------------------------------------------------------
Education--1.8%
Corinthian Colleges,
Inc.(1)
6,200              235,212
--------------------------------------------------------------------------------------------------------------------------------
SmartForce plc, Sponsored
ADR(1)
800               30,050

--------

265,262
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--1.6%
P.F. Chang's China Bistro,
Inc.(1)
3,900              122,606
--------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl.
A(1)
2,800               63,875
--------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software,
Inc.(1)
4,400               50,600

--------

237,081
--------------------------------------------------------------------------------------------------------------------------------
Food--0.7%
Performance Food Group
Co.(1)
1,900               97,405
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.5%
Pathmark Stores,
Inc.(1)
4,000               66,000
--------------------------------------------------------------------------------------------------------------------------------
Energy--8.3%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--3.7%
Cross Timbers Oil
Co.
6,600              183,150
--------------------------------------------------------------------------------------------------------------------------------
Marine Drilling Cos.,
Inc.(1)
3,700               98,975
--------------------------------------------------------------------------------------------------------------------------------
Parker Drilling
Co.(1)
8,100               41,006
--------------------------------------------------------------------------------------------------------------------------------
Pride International,
Inc.(1)
4,100              100,962
--------------------------------------------------------------------------------------------------------------------------------
Tidewater,
Inc.
2,700              119,812

--------

543,905

                     Oppenheimer Small Cap Growth
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares         See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--3.1%
Barrett Resources
Corp.(1)
1,700             $ 96,581
--------------------------------------------------------------------------------------------------------------------------------
Key Energy Services,
Inc.(1)
9,100               94,981
--------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration
Co.(1)
1,200               56,925
--------------------------------------------------------------------------------------------------------------------------------
Noble Affiliates,
Inc.
2,300              105,800
--------------------------------------------------------------------------------------------------------------------------------
Swift Energy
Co.(1)
1,200               45,150
--------------------------------------------------------------------------------------------------------------------------------
Unit
Corp.(1)
3,000               56,812

--------

456,249
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--1.5%
Pioneer Natural Resources
Co.(1)
3,200               63,000
--------------------------------------------------------------------------------------------------------------------------------
Precision Drilling
Corp.(1)
900               33,806
--------------------------------------------------------------------------------------------------------------------------------
Rio Alto Exploration
Ltd.(1)
2,500               54,261
--------------------------------------------------------------------------------------------------------------------------------
Talisman Energy,
Inc.(1)
1,600               59,281

--------

210,348
--------------------------------------------------------------------------------------------------------------------------------
Financial--6.1%
--------------------------------------------------------------------------------------------------------------------------------
Banks--4.7%
Commerce Bancorp,
Inc.
2,000              136,750
--------------------------------------------------------------------------------------------------------------------------------
East West Bancorp,
Inc.
3,900               97,256
--------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services
Corp.
3,600              309,600
--------------------------------------------------------------------------------------------------------------------------------
KeyCorp
2,200               61,600
--------------------------------------------------------------------------------------------------------------------------------
UCBH Holdings,
Inc.
1,700               79,262

--------

684,468
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.4%
ChoicePoint,
Inc.(1)
1,800              118,012
--------------------------------------------------------------------------------------------------------------------------------
eSPEED, Inc., Cl.
A(1)
3,300               51,769
--------------------------------------------------------------------------------------------------------------------------------
LaBranche & Co.,
Inc.(1)
1,100               33,619

--------

203,400
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--20.6%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--11.4%
Alexion Pharmaceuticals,
Inc.(1)
500               32,469
--------------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl.
A
1,000               43,875
--------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals,
Inc.(1)
1,900               29,450
--------------------------------------------------------------------------------------------------------------------------------
Aviron(1)
2,200              146,987
--------------------------------------------------------------------------------------------------------------------------------
Cell Genesys,
Inc.(1)
3,400               77,562
--------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics,
Inc.(1)
1,700               76,606
--------------------------------------------------------------------------------------------------------------------------------
Ciphergen Biosystems,
Inc.(1)
700                9,275
--------------------------------------------------------------------------------------------------------------------------------
Corvas International,
Inc.(1)
2,100               30,187
--------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals,
Inc.(1)
3,800              110,200
--------------------------------------------------------------------------------------------------------------------------------
CuraGen
Corp.(1)
3,200               87,400
--------------------------------------------------------------------------------------------------------------------------------
CV Therapeutics,
Inc.(1)
1,050               74,287
--------------------------------------------------------------------------------------------------------------------------------
Dusa Pharmaceuticals,
Inc.(1)
3,000               50,438
--------------------------------------------------------------------------------------------------------------------------------
Enzon,
Inc.(1)
1,600               99,300
--------------------------------------------------------------------------------------------------------------------------------
Harvard Bioscience,
Inc.(1)
2,400               23,700
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals,
Inc.
2,400               73,650
--------------------------------------------------------------------------------------------------------------------------------
ImmunoGen,
Inc.(1)
800               17,150

                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares         See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs  (continued)
Inhale Therapeutic Systems,
Inc.(1)
2,500           $  126,250
--------------------------------------------------------------------------------------------------------------------------------
Matrix Pharmaceutical,
Inc.(1)
3,000               51,375
--------------------------------------------------------------------------------------------------------------------------------
Neose Technologies,
Inc.(1)
1,000               33,000
--------------------------------------------------------------------------------------------------------------------------------
NPS Pharmaceuticals,
Inc.(1)
4,100              196,800
--------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs,
Inc.(1)
1,200              104,250
--------------------------------------------------------------------------------------------------------------------------------
Tanox,
Inc.(1)
300               11,756
--------------------------------------------------------------------------------------------------------------------------------
XOMA
Ltd.(1)
16,600              161,850

----------

1,667,817
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--9.2%
Accredo Health,
Inc.(1)
2,200              110,413
--------------------------------------------------------------------------------------------------------------------------------
Aksys
Ltd.(1)
1,000               16,500
--------------------------------------------------------------------------------------------------------------------------------
AmeriSource Health Corp., Cl.
A(1)
1,100               55,550
--------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group,
Inc.(1)
3,500              104,125
--------------------------------------------------------------------------------------------------------------------------------
Caremark Rx,
Inc.(1)
12,900              174,956
--------------------------------------------------------------------------------------------------------------------------------
Cytyc
Corp.(1)
1,600              100,100
--------------------------------------------------------------------------------------------------------------------------------
Eclipsys
Corp.(1)
3,800               93,100
--------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Technology,
Inc.(1)
1,300               50,619
--------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings,
Inc.(1)
800              140,800
--------------------------------------------------------------------------------------------------------------------------------
Province Healthcare
Co.(1)
3,200              126,000
--------------------------------------------------------------------------------------------------------------------------------
RehabCare Group,
Inc.(1)
2,600              133,575
--------------------------------------------------------------------------------------------------------------------------------
SurModics,
Inc.(1)
2,400               88,350
--------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals,
Inc.(1)
1,600               52,100
--------------------------------------------------------------------------------------------------------------------------------
Trigon Healthcare,
Inc.(1)
1,300              101,156

----------

1,347,344
--------------------------------------------------------------------------------------------------------------------------------
Technology--22.0%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--5.9%
Advanced Digital Information
Corp.(1)
9,900              227,700
--------------------------------------------------------------------------------------------------------------------------------
Avid Technology,
Inc.(1)
8,900              162,564
--------------------------------------------------------------------------------------------------------------------------------
Bell Microproducts,
Inc.(1)
1,900               30,163
--------------------------------------------------------------------------------------------------------------------------------
Computer Network Technology
Corp.(1)
4,700              135,419
--------------------------------------------------------------------------------------------------------------------------------
Legato Systems,
Inc.(1)
12,300               91,481
--------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics
Corp.(1)
3,000               82,313
--------------------------------------------------------------------------------------------------------------------------------
Quantum Corp./DLT & Storage Systems
Group(1)
8,300              110,494
--------------------------------------------------------------------------------------------------------------------------------
Three-Five Systems,
Inc.(1)
800               14,400

----------

854,534
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--2.6%
Art Technology Group,
Inc.(1)
1,500               45,844
--------------------------------------------------------------------------------------------------------------------------------
Critical Path,
Inc.(1)
3,100               95,325
--------------------------------------------------------------------------------------------------------------------------------
HNC Software,
Inc.
6,100              181,094
--------------------------------------------------------------------------------------------------------------------------------
WebEx Communications,
Inc.(1)
2,900               60,538

----------

382,801

                     Oppenheimer Small Cap Growth
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares        See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Computer Software--9.9%
Aspen Technology,
Inc.(1)
1,000           $   33,250
--------------------------------------------------------------------------------------------------------------------------------
Caminus
Corp.(1)
4,100               95,325
--------------------------------------------------------------------------------------------------------------------------------
Cognos,
Inc.(1)
400                7,525
--------------------------------------------------------------------------------------------------------------------------------
Documentum,
Inc.(1)
6,300              313,031
--------------------------------------------------------------------------------------------------------------------------------
E.piphany,
Inc.(1)
900               48,544
--------------------------------------------------------------------------------------------------------------------------------
FileNet
Corp.(1)
1,200               32,700
--------------------------------------------------------------------------------------------------------------------------------
Informatica
Corp.(1)
1,400               55,388
--------------------------------------------------------------------------------------------------------------------------------
Internet Security Systems,
Inc.(1)
500               39,219
--------------------------------------------------------------------------------------------------------------------------------
Manugistics Group,
Inc.(1)
6,000              342,000
--------------------------------------------------------------------------------------------------------------------------------
NetIQ
Corp.(1)
900               78,638
--------------------------------------------------------------------------------------------------------------------------------
Peregrine Systems,
Inc.(1)
2,800               55,300
--------------------------------------------------------------------------------------------------------------------------------
Retek,
Inc.(1)
2,983               72,711
--------------------------------------------------------------------------------------------------------------------------------
RSA Security,
Inc.(1)
600               31,725
--------------------------------------------------------------------------------------------------------------------------------
SilverStream Software,
Inc.(1)
4,100               84,563
--------------------------------------------------------------------------------------------------------------------------------
SonicWALL,
Inc.(1)
2,700               43,875
--------------------------------------------------------------------------------------------------------------------------------
Sybase,
Inc.(1)
3,000               59,438
--------------------------------------------------------------------------------------------------------------------------------
Verity,
Inc.(1)
2,200               52,938

----------

1,446,170
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--1.2%
Cosine Communications,
Inc.(1)
1,000               13,875
--------------------------------------------------------------------------------------------------------------------------------
Digital Island,
Inc.(1)
5,900               23,969
--------------------------------------------------------------------------------------------------------------------------------
Inet Technologies,
Inc.(1)
800               32,400
--------------------------------------------------------------------------------------------------------------------------------
Plantronics,
Inc.(1)
1,200               56,400
--------------------------------------------------------------------------------------------------------------------------------
Polycom,
Inc.(1)
1,600               51,500

----------

178,144
--------------------------------------------------------------------------------------------------------------------------------
Electronics--2.4%
Cirrus Logic,
Inc.(1)
6,800              127,500
--------------------------------------------------------------------------------------------------------------------------------
Intersil Holding
Corp.(1)
700               16,056
--------------------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor
Corp.(1)
4,500               82,688
--------------------------------------------------------------------------------------------------------------------------------
Oak Technology,
Inc.(1)
6,500               56,469
--------------------------------------------------------------------------------------------------------------------------------
Proxim,
Inc.(1)
1,400               60,200

----------

342,913
--------------------------------------------------------------------------------------------------------------------------------
Transportation--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Atlantic Coast Airlines Holdings,
Inc.(1)
700               28,613

                    Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Utilities--2.4%
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--2.4%
Equitable Resources,
Inc.
1,400          $    93,450
--------------------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas
Co.
1,400               37,100
--------------------------------------------------------------------------------------------------------------------------------
Questar
Corp.
1,500               45,094
--------------------------------------------------------------------------------------------------------------------------------
Southern Union
Co.
1,500               39,750
--------------------------------------------------------------------------------------------------------------------------------
Western Gas Resources,
Inc.
4,000              134,750

-----------

350,144

-----------
Total Common Stocks (Cost
$10,218,230)
11,368,435

Principal

Amount

================================================================================================================================
Convertible Corporate Bonds and Notes--0.5%
--------------------------------------------------------------------------------------------------------------------------------
AKamai Technologies, Inc., 5.50% Cv. Unsec. Nts.,
7/1/07                                          $   82,000              34,337
--------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc., 5.25% Cv. Unsec. Sub. Nts.,
11/15/06                                46,000              36,283
--------------------------------------------------------------------------------------------------------------------------------
Total Convertible Corporate Bonds and Notes (Cost
$72,945)                                                                70,620

================================================================================================================================
Repurchase Agreements--22.8%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Deutsche Bank Securities Inc., 5.85%, dated 12/29/00, to be repurchased at $1,667,083 on 1/2/01,
collateralized by U.S. Treasury Bonds, 7.25%-7.50%, 5/15/16-11/15/16,
with a value of
$1,701,390
1,666,000           1,666,000
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $1,666,127 on 1/2/01, collateralized by
Government National Mortgage Assn., 6.50%-8.50%, 2/15/27-12/20/30,
with a value of
$1,957,613
1,665,000           1,665,000

-----------
Total Repurchase Agreements (Cost
$3,331,000)
3,331,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$13,622,175)
101.2%         14,770,055
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets
(1.2)           (170,783)

----------         -----------
Net
Assets
100.0%        $14,599,272

==========         ===========

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

                     Oppenheimer Small Cap Growth
Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Assets
Investments, at value (including repurchase agreements of $3,331,000)
(cost $13,622,175)--see accompanying
statement
$14,770,055
--------------------------------------------------------------------------------------------------------------------------------
Cash
31,934
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments
sold
48,957
Shares of beneficial interest
sold
6,713
Interest and
dividends
2,415
Other
1,329

-----------
Total
assets
14,861,403
================================================================================================================================
Liabilities
Payables and other liabilities:
Investments
purchased
218,442
Shares of beneficial interest
redeemed
21,597
Shareholder
reports
8,504
Trustees'
compensation
1,333
Transfer and shareholder servicing agent
fees
20
Other
12,235

-----------
Total
liabilities
262,131
================================================================================================================================
Net
Assets
$14,599,272

===========
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest
$  1,316
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in
capital
16,259,782
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                        (2,809,706)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies
1,147,880

-----------
Net assets--applicable to 1,316,286 shares of beneficial interest
outstanding                                        $14,599,272

===========
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per
Share                                                  $11.09

See accompanying Notes to Financial Statements.

                   Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Investment Income
Interest
$   128,599
--------------------------------------------------------------------------------------------------------------------------------
Dividends
4,772

-----------
Total
income
133,371
================================================================================================================================
Expenses
Management
fees
94,162
--------------------------------------------------------------------------------------------------------------------------------
Shareholder
reports
38,193
--------------------------------------------------------------------------------------------------------------------------------
Proxy
expense
19,359
--------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional
fees
10,494
--------------------------------------------------------------------------------------------------------------------------------
Trustees'
compensation
2,748
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and
expenses
2,105
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees
894
--------------------------------------------------------------------------------------------------------------------------------
Other
4,087

-----------
Total
expenses
172,042
Less expenses paid
indirectly
(2,105)

-----------
Net
expenses
169,937
================================================================================================================================
Net Investment
Loss
(36,566)
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments
(2,790,942)
Foreign currency
transactions
(4,884)

-----------
Net realized
loss
(2,795,826)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments
(549,769)
Translation of assets and liabilities denominated in foreign
currencies                                                    1,090

-----------
Net
change
(548,679)

-----------
Net realized and unrealized
loss
(3,344,505)
================================================================================================================================
Net Decrease in Net Assets Resulting from
Operations
$(3,381,071)

===========

See accompanying Notes to Financial Statements.

                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000                  1999
================================================================================================================================

Operations
Net investment
loss
$   (36,566)          $  (10,159)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
(2,795,826)             493,584
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)
(548,679)           1,591,588

----------           ----------
Net increase (decrease) in net assets resulting from
operations                                  (3,381,071)           2,075,013
================================================================================================================================
Dividends and/or Distributions to Shareholders
Distributions from net realized
gain
(478,809)                  --
================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest
transactions
11,532,556            3,857,279
================================================================================================================================
Net Assets
Total
increase
7,672,676            5,932,292
--------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
6,926,596              994,304

-----------           ----------
End of
period
$14,599,272           $6,926,596

===========           ==========

See accompanying Notes to Financial Statements.

                   Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Year Ended December 31,

2000           1999         1998(1)
================================================================================================================================

Per Share Operating Data
Net asset value, beginning of
period                                                          $14.07
$ 9.60        $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment
loss
(.03)         (.02)         (.02)
Net realized and unrealized gain
(loss)                                                        (2.35)
4.49          (.38)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                                 (2.38)
4.47          (.40)

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized
gain
(.60)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period
$11.09        $14.07        $ 9.60

======        ======        ======
================================================================================================================================
Total Return, at Net Asset
Value(2)
(18.34)%       46.56%        (4.00)%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in
thousands)                                                     $14,599
$6,927          $994
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)
$12,576        $2,738          $441
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment
loss
(0.29)%       (0.37)%       (0.79)%
Expenses
1.37%         1.83%         0.87%(4)
Expenses, net of indirect and voluntary assumption of
expenses                                  1.35%         1.34%          N/A
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
rate
162%          176%           61%

1. For the period from May 1, 1998 (inception of offering) to December 31,
1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment
date, and redemption at the net asset value calculated on the last business day
of the fiscal period. Total returns are not annualized for periods of less than
one full year. Total return information does not reflect expenses that apply at
the separate account level or to related insurance products. Inclusion of these
charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Small Cap Growth Fund/VA (the Fund) is a separate series of
Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The
Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed
by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Fund had available for federal income tax purposes
an unused capital loss carryover as follows:

                    Expiring
                    ---------------------------------------------

                        2008                           $1,795,693

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                   Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its
ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed
may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $63,371, a decrease in undistributed net investment loss of $36,566, and a decrease in accumulated net realized loss on investments of $26,805. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains
and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal
income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                        Year Ended December
31, 2000               Year Ended December 31, 1999

-------------------------------            -----------------------------
                                                        Shares
Amount                  Shares           Amount
--------------------------------------------------------------------------------------------------------------------------------

Sold                                                    1,168,713
$15,913,312             504,223          $ 5,008,676
Dividends and/or distributions reinvested
28,757               478,809                  --                   --
Redeemed                                                 (373,385)
(4,859,565)           (115,553)          (1,151,397)
                                                        ---------
-----------            --------          -----------
Net increase                                              824,085
$11,532,556             388,670          $ 3,857,279
                                                        =========
===========            ========          ===========

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$25,936,646 and $16,988,252, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $13,622,175 was:

              Gross unrealized appreciation             $ 2,270,232
              Gross unrealized depreciation              (1,122,352)
                                                        -----------
              Net unrealized appreciation               $ 1,147,880
                                                        ===========

                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust which provides for a fee of 0.75%
of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and
0.60% of average annual net assets over $800 million. The Fund's management fee
for the year ended December 31, 2000, was an annualized rate of 0.75%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.

                   Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Small Cap Growth
Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Small Cap Growth Fund/VA (which is a series of Oppenheimer
Variable
Account Funds), including the statement of investments, as of December 31,
2000,
and the related statement of operations for the year then ended, the statements
of changes in net assets for each of the two years in the period then ended,
and
the financial highlights for each of the two years in the period then ended
and
the period May 1, 1998 (inception of offering) to December 31, 1998. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles
used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Small Cap Growth Fund/VA as of December 31, 2000, the
results of its operations for the year then ended, the changes in its net assets
for each of the two years in the period then ended, and the financial highlights
for each of the two years in the period then ended and the period May 1, 1998
(inception of offering) to December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

                     Oppenheimer Small Cap Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Market Value

Shares               See Note 1

===========================================================================================================
Common Stocks--93.2%
-----------------------------------------------------------------------------------------------------------
Basic Materials--1.0%
-----------------------------------------------------------------------------------------------------------
Chemicals--1.0%
International Flavors & Fragrances, Inc.
1,025,900         $20,838,594
-----------------------------------------------------------------------------------------------------------
Capital Goods--7.7%
-----------------------------------------------------------------------------------------------------------
Electrical Equipment--1.5%
Toshiba Corp.
4,726,000          31,617,023
-----------------------------------------------------------------------------------------------------------
Industrial Services--3.8%
Manpower,
Inc.
628,100          23,867,800
-----------------------------------------------------------------------------------------------------------
Rentokil Initial plc
10,499,500          36,230,394
-----------------------------------------------------------------------------------------------------------
WPP Group plc
1,631,100          21,246,604

-----------

81,344,798
-----------------------------------------------------------------------------------------------------------
Manufacturing--2.4%
Sanmina
Corp.(1)
95,700           7,333,012
-----------------------------------------------------------------------------------------------------------
Sidel
SA
268,919          12,220,422
-----------------------------------------------------------------------------------------------------------
Societe BIC
SA
598,537          23,540,772
-----------------------------------------------------------------------------------------------------------
Solectron
Corp.(1)
229,400           7,776,660

-----------

50,870,866
-----------------------------------------------------------------------------------------------------------
Communication Services--3.0%
-----------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.5%
Elisa Communications,
Oyj                                                       247,700
5,332,728
-----------------------------------------------------------------------------------------------------------
WorldCom,
Inc.(1)
410,600           5,774,062

-----------

11,106,790
-----------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.2%
NTT Docomo,
Inc.
636          10,971,278
-----------------------------------------------------------------------------------------------------------
Telecom Italia Mobile
SpA                                                       221,000
1,763,724
-----------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes SA,
ADR                                            487,200          13,154,400

-----------

25,889,402
-----------------------------------------------------------------------------------------------------------
Telephone Utilities--1.3%
Tele Norte Leste Participacoes SA (Telemar), Preference
1,322,603,809          28,486,851
-----------------------------------------------------------------------------------------------------------
Consumer Cyclicals--13.9%
-----------------------------------------------------------------------------------------------------------
Autos & Housing--4.0%
Essilor International
SA                                                          2,700
880,923
-----------------------------------------------------------------------------------------------------------
Hanson plc
3,377,700          23,159,342
-----------------------------------------------------------------------------------------------------------
Porsche AG,
Preference
18,670          60,914,189

-----------

84,954,454
-----------------------------------------------------------------------------------------------------------
Consumer Services--0.5%
Vivendi Universal
SA
154,896          10,194,773
-----------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.7%
Hasbro,
Inc.
971,200          10,319,000
-----------------------------------------------------------------------------------------------------------
Hilton Group plc
3,139,900           9,802,900
-----------------------------------------------------------------------------------------------------------
International Game
Technology(1)                                                487,600
23,404,800
-----------------------------------------------------------------------------------------------------------
P&O Princess Cruises plc(1)
1,614,900           6,826,916
-----------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.
1,614,900           7,647,110

-----------

58,000,726

                     Oppenheimer Global Securities
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares           See Note 1

----------------------------------------------------------------------------------------------------------
Media--5.4%
ProSieben Sat.1 Media
AG                                                       297,792        $
8,972,265
----------------------------------------------------------------------------------------------------------
Reed International plc
5,530,900          57,834,410
----------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.
1,456,000          21,495,732
----------------------------------------------------------------------------------------------------------
Wolters Kluwer
NV
991,600          27,036,625

------------

115,339,032
----------------------------------------------------------------------------------------------------------
Retail: Specialty--1.3%
Best Buy Co.,
Inc.(1)
206,500           6,104,656
----------------------------------------------------------------------------------------------------------
Boots Co.
plc
296,200           2,694,603
----------------------------------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group
1,651,000          18,986,500

------------

27,785,759
----------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.0%
Adidas-Salomon
AG
6,400             396,591
----------------------------------------------------------------------------------------------------------
Consumer Staples--9.7%
----------------------------------------------------------------------------------------------------------
Beverages--2.9%
Bass plc
3,414,600          37,184,318
----------------------------------------------------------------------------------------------------------
Cadbury Schweppes plc
3,636,300          25,149,720

------------

62,334,038
----------------------------------------------------------------------------------------------------------
Broadcasting--1.7%
Grupo Televisa SA, Sponsored
GDR(1)                                            388,600          17,462,712
----------------------------------------------------------------------------------------------------------
Societe Television Francaise
1                                                 155,050           8,370,646
----------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.
1,758,000           9,240,888

------------

35,074,246
----------------------------------------------------------------------------------------------------------
Household Goods--5.1%
Hindustan Lever Ltd.
1,979,400           8,749,983
----------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc
4,434,118          61,070,381
----------------------------------------------------------------------------------------------------------
Wella AG, Preference,
Non-Vtg                                                  949,200
39,925,934

------------

109,746,298
----------------------------------------------------------------------------------------------------------
Energy--3.0%
----------------------------------------------------------------------------------------------------------
Oil: International--3.0%
Anderson Exploration
Ltd.(1)                                                   293,900
6,662,646
----------------------------------------------------------------------------------------------------------
BP Amoco plc,
ADR
455,688          21,816,063
----------------------------------------------------------------------------------------------------------
Husky Energy, Inc.(1)
1,365,515          13,546,054
----------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY
Shares                                           374,200          22,662,487

------------

64,687,250
----------------------------------------------------------------------------------------------------------
Financial--16.6%
----------------------------------------------------------------------------------------------------------
Banks--5.2%
Australia & New Zealand Banking Group Ltd.
3,347,200          26,747,361
----------------------------------------------------------------------------------------------------------
Bank One
Corp.
879,400          32,208,025
----------------------------------------------------------------------------------------------------------
DePfa Deutsche Pfandbriefbank AG
(DePfa-Bank)                                  114,700           8,507,655
----------------------------------------------------------------------------------------------------------
First Union
Corp.
142,400           3,960,500
----------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)
1,662,842          39,296,143

------------

110,719,684

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares          See Note 1

----------------------------------------------------------------------------------------------------------
Diversified Financial--8.1%
American Express
Co.                                                           297,000
$  16,316,437
----------------------------------------------------------------------------------------------------------
Citigroup,
Inc.
394,266          20,132,208
----------------------------------------------------------------------------------------------------------
Credit Saison Co.
Ltd.                                                         663,000
14,194,702
----------------------------------------------------------------------------------------------------------
Fannie
Mae
517,700          44,910,475
----------------------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR
1,324,600          13,908,300
----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc.                                                 316,600
21,410,075
----------------------------------------------------------------------------------------------------------
Manulife Financial
Corp.                                                       280,200
8,758,582
----------------------------------------------------------------------------------------------------------
MBNA
Corp.
914,700          33,786,731

------------

173,417,510
----------------------------------------------------------------------------------------------------------
Insurance--3.3%
American International Group,
Inc.                                             298,855          29,455,896
----------------------------------------------------------------------------------------------------------
AXA
SA
87,300          12,622,759
----------------------------------------------------------------------------------------------------------
Zurich Financial Services
AG(1)                                                 49,347
29,043,533

------------

71,122,188
----------------------------------------------------------------------------------------------------------
Healthcare--19.3%
----------------------------------------------------------------------------------------------------------
Healthcare/Drugs--14.2%
ALZA Corp., Cl.
A(1)
585,200          24,871,000
----------------------------------------------------------------------------------------------------------
American Home Products
Corp.                                                   434,800
27,631,540
----------------------------------------------------------------------------------------------------------
Amgen,
Inc.(1)
299,400          19,142,887
----------------------------------------------------------------------------------------------------------
Eisai Co.
Ltd.
704,000          24,658,494
----------------------------------------------------------------------------------------------------------
Elan Corp. plc,
ADR(1)
455,100          21,304,369
----------------------------------------------------------------------------------------------------------
Genset, Sponsored
ADR(1)
366,600           4,628,325
----------------------------------------------------------------------------------------------------------
Gilead Sciences,
Inc.(1)
362,770          30,087,237
----------------------------------------------------------------------------------------------------------
Human Genome Sciences,
Inc.(1)                                                 236,000
16,357,750
----------------------------------------------------------------------------------------------------------
Merck & Co.,
Inc.
250,200          23,424,975
----------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals,
Inc.(1)                                            173,800          10,753,875
----------------------------------------------------------------------------------------------------------
Novartis
AG
12,500          22,099,661
----------------------------------------------------------------------------------------------------------
Oxford GlycoSciences
plc(1)                                                    412,112
9,295,755
----------------------------------------------------------------------------------------------------------
Pfizer,
Inc.
317,200          14,591,200
----------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo
SA                                                           728,300
48,549,862
----------------------------------------------------------------------------------------------------------
Serono SA, Cl.
B
7,200           6,931,194

------------

304,328,124
----------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--5.1%
Affymetrix,
Inc.(1)
151,000          11,240,062
----------------------------------------------------------------------------------------------------------
Bard (C.R.),
Inc.
509,450          23,721,266
----------------------------------------------------------------------------------------------------------
Fresenius AG,
Preference
199,499          53,195,930
----------------------------------------------------------------------------------------------------------
Quintiles Transnational
Corp.(1)                                               996,100
20,855,844

------------

109,013,102

               Oppenheimer Global Securities
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares         See Note 1

----------------------------------------------------------------------------------------------------------
Technology--17.1%
----------------------------------------------------------------------------------------------------------
Computer Hardware--1.5%
Cabletron Systems,
Inc.(1)                                                     662,300      $
9,975,894
----------------------------------------------------------------------------------------------------------
International Business Machines
Corp.                                          197,100          16,753,500
----------------------------------------------------------------------------------------------------------
Sun Microsystems,
Inc.(1)
201,200           5,608,450

--------------

32,337,844
----------------------------------------------------------------------------------------------------------
Computer Services--1.0%
Cap Gemini
SA
130,600          21,066,174
----------------------------------------------------------------------------------------------------------
Computer Software--7.1%
America Online,
Inc.(1)
216,400           7,530,720
----------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)
3,818,900         105,019,750
----------------------------------------------------------------------------------------------------------
Intuit,
Inc.(1)
164,300           6,479,581
----------------------------------------------------------------------------------------------------------
Oracle
Corp.(1)
367,600          10,683,375
----------------------------------------------------------------------------------------------------------
Sybase, Inc.(1)
1,121,200          22,213,775

--------------

151,927,201
----------------------------------------------------------------------------------------------------------
Communications Equipment--4.5%
Alcatel
SA
668,100          37,950,385
----------------------------------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B(1)
1,065,304          11,918,089
----------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A
Shares                                           276,300          12,019,050
----------------------------------------------------------------------------------------------------------
QUALCOMM,
Inc.(1)
320,200          26,316,438
----------------------------------------------------------------------------------------------------------
Scientific-Atlanta,
Inc.                                                       231,400
7,534,963

--------------

95,738,925
----------------------------------------------------------------------------------------------------------
Electronics--3.0%
Hirose Electric
Co.
126,420          12,177,058
----------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
NV                                     264,236           9,680,518
----------------------------------------------------------------------------------------------------------
Kyocera
Corp.
125,000          13,649,299
----------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)
1,199,300          24,135,913
----------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered
Shares                                     97,800           4,187,063

--------------

63,829,851
----------------------------------------------------------------------------------------------------------
Transportation--1.9%
----------------------------------------------------------------------------------------------------------
Air Transportation--1.9%
Bombardier, Inc., Cl. B
2,031,000          31,303,362
----------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA (Embraer),
ADR                            224,100           8,907,975

--------------

40,211,337

--------------
Total Common Stocks (Cost
$1,678,995,659)
1,992,379,431

               Oppenheimer Global Securities
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount              See Note 1

----------------------------------------------------------------------------------------------------------
Repurchase Agreements--7.7%
----------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $164,453,205 on 1/2/01, collateralized by
Government National Mortgage Assn., 6.50%-8.50%, 2/15/27-12/20/30,
with a value of $193,224,061 (Cost $164,342,000)                        $
164,342,000      $  164,342,000

----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$1,843,337,659)                                100.9%      2,156,721,431
----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets                                             (0.9)        (19,318,539)

--------------      --------------
Net
Assets
100.0%     $2,137,402,892

==============      ==============

1. Non-income-producing security.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification
Market Value               Percent

----------------------------------------------------------------------------------------------------------
United States                                                           $
955,857,423                44.2%
----------------------------------------------------------------------------------------------------------
Great Britain
359,254,660                16.7
----------------------------------------------------------------------------------------------------------
France
184,212,104                 8.5
----------------------------------------------------------------------------------------------------------
Germany
171,912,564                 8.0
----------------------------------------------------------------------------------------------------------
Japan
107,267,855                 5.0
----------------------------------------------------------------------------------------------------------
Canada
60,270,645                 2.8
----------------------------------------------------------------------------------------------------------
The Netherlands
59,379,630                 2.8
----------------------------------------------------------------------------------------------------------
Switzerland
58,074,387                 2.7
----------------------------------------------------------------------------------------------------------
Brazil
50,549,226                 2.3
----------------------------------------------------------------------------------------------------------
Australia
26,747,361                 1.2
----------------------------------------------------------------------------------------------------------
India
22,658,283                 1.1
----------------------------------------------------------------------------------------------------------
Singapore
21,495,732                 1.0
----------------------------------------------------------------------------------------------------------
Ireland
21,304,369                 1.0
----------------------------------------------------------------------------------------------------------
Mexico
17,462,713                 0.8
----------------------------------------------------------------------------------------------------------
Finland
17,351,778                 0.8
----------------------------------------------------------------------------------------------------------
Sweden
11,918,089                 0.6
----------------------------------------------------------------------------------------------------------
Hong Kong
9,240,888                 0.4
----------------------------------------------------------------------------------------------------------
Italy
1,763,724                 0.1

--------------              ------
Total
$2,156,721,431               100.0%

==============              ======

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities
Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

============================================================================================================
Assets
Investments, at value (cost $1,843,337,659)--see accompanying
statement                       $2,156,721,431
------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency
contracts                                                  7,042
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and
dividends
2,644,490
Investments
sold
1,848,613
Shares of beneficial interest
sold                                                                   564,320
Other
11,374

--------------
Total
assets
2,161,797,270
============================================================================================================
Liabilities
Bank
overdraft
2,037,797
------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency
contracts                                                  2,800
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest
redeemed                                                            17,669,170
Investments
purchased
4,372,535
Trustees'
compensation
14,181
Distribution and service plan
fees                                                                       210
Transfer and shareholder servicing agent
fees                                                             11
Other
297,674

--------------
Total
liabilities
24,394,378
============================================================================================================
Net
Assets
$2,137,402,892

==============
============================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest                                                    $       70,480
------------------------------------------------------------------------------------------------------------
Additional paid-in
capital
1,570,538,559
------------------------------------------------------------------------------------------------------------
Undistributed net investment
income
10,634,620
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions                   242,779,883
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                         313,379,350
------------------------------------------------------------------------------------------------------------
Net
assets
$2,137,402,892

==============
============================================================================================================
Net Asset Value Per Share
Net asset value, redemption price per share and offering price per share
(based on
net assets of $2,136,420,259 and 70,447,626 shares of beneficial interest
outstanding)                $30.33
------------------------------------------------------------------------------------------------------------
Service shares
Net asset value, redemption price per share and offering price per share
(based on
net assets of $982,633 and 32,426 shares of beneficial interest
outstanding)                          $30.30

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

============================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of
$1,471,815)                                     $  22,775,332
------------------------------------------------------------------------------------------------------------
Interest
9,174,828

-------------
Total
income
31,950,160
============================================================================================================
Expenses
Management
fees
13,531,073
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service
shares
225
------------------------------------------------------------------------------------------------------------
Custodian fees and
expenses
428,700
------------------------------------------------------------------------------------------------------------
Trustees'
compensation
25,978
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees                                                          1,927
------------------------------------------------------------------------------------------------------------
Other
380,863

-------------
Total
expenses
14,368,766
Less expenses paid
indirectly
(24,453)

-------------
Net
expenses
14,344,313
============================================================================================================
Net Investment
Income
17,605,847
============================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments
322,382,682
Foreign currency
transactions
(28,832,618)

-------------
Net realized
gain
293,550,064
------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments
(202,213,210)
Translation of assets and liabilities denominated in foreign
currencies                          (27,852,524)

-------------
Net
change
(230,065,734)

-------------
Net realized and unrealized
gain
63,484,330
============================================================================================================
Net Increase in Net Assets Resulting from
Operations                                           $  81,090,177

=============

See accompanying Notes to Financial Statements.

                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000               1999

================================================================================================================
Operations
Net investment
income                                                          $
17,605,847     $    7,159,677
----------------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
293,550,064        290,878,081
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)                             (230,065,734)       340,374,071

--------------     --------------
Net increase in net assets resulting from
operations                               81,090,177        638,411,829
================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment
income                                               (5,277,960)
(7,159,677)
----------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment
income                                               --         (6,137,505)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized
gain                                             (295,007,742)
(37,262,160)
================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Non-Service
shares
593,246,617         39,484,831
Service
shares
985,348                 --
================================================================================================================
Net Assets
Total
increase
375,036,440        627,337,318
----------------------------------------------------------------------------------------------------------------
Beginning of
period
1,762,366,452      1,135,029,134

--------------     --------------
End of period [including undistributed (overdistributed) net investment income of $10,634,620 and $(567,744),
respectively]                            $2,137,402,892     $1,762,366,452

==============     ==============

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                  Year Ended December 31,
Non-Service shares                                2000
1999           1998              1997            1996

==========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                  $33.41
$22.07         $21.37          $17.67          $15.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .27
 .14            .24             .25             .15
Net realized and unrealized gain                        1.82
12.21           2.64            3.68            2.52
--------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                 2.09
12.35           2.88            3.93            2.67
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.09)
(.14)          (.46)           (.23)             --
Dividends in excess of net investment income              --
(.13)            --              --              --
Distributions from net realized gain                   (5.08)
(.74)         (1.72)             --              --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (5.17)
(1.01)         (2.18)           (.23)             --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $30.33
$33.41         $22.07          $21.37          $17.67
                                                      ======
======         ======          ======          ======
==========================================================================================================================
Total Return, at Net Asset Value(1)                     5.09%
58.48%         14.11%          22.42%          17.80%
==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $2,136,420
$1,762,366     $1,135,029        $959,110        $582,080
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,116,100
$1,251,190     $1,055,123        $802,389        $466,750
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                   0.83%
0.57%          1.22%           1.51%           1.09%
Expenses                                                0.68%
0.69%          0.74%(3)        0.76%(3)        0.81%(3)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   50%
64%            81%             67%             90%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account
level or to related insurance products. Inclusion of these charges would reduce
the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

               Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

Period Ended

December 31,
Service
shares
2000(1)

=================================================================================================
Per Share Operating Data
Net asset value, beginning of
period                                                      $32.65
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment
income
 .03
Net realized and unrealized
loss                                                           (2.38)
------------------------------------------------------------------------------------------------
Total loss from investment
operations                                                      (2.35)
------------------------------------------------------------------------------------------------
Net asset value, end of
period                                                            $30.30

======
================================================================================================
Total Return, at Net Asset
Value(2)                                                        (7.20)%
================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in
thousands)                                                    $983
------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                                                           $325
------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment
income
0.60%
Expenses
0.83%
------------------------------------------------------------------------------------------------
Portfolio turnover
rate                                                                       50%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment
date, and redemption at the net asset value calculated on the last business day
of the fiscal period. Total returns are not annualized for periods less than one
full year. Total return information does not reflect expenses that apply at the
separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of
Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment
products. The class of shares designated as Service shares is subject to a distribution and service plan.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
     Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange.
Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to
each class of shares based upon the relative porportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $51,641,429, a decrease in undistributed net investment income of $1,125,523, and a decrease in accumulated net realized gain
on investments of $50,515,906. This reclassification includes $51,641,429 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains
and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal
income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                Year Ended December 31,
2000(1)   Year Ended December 31, 1999

-------------------------------   ----------------------------
                                                Shares
Amount             Shares         Amount

-------------------------------------------------------------------------------------------------------------
Sold                                             31,916,672
$1,031,681,412      14,212,563    $ 365,308,523
Dividends and/or distributions reinvested         9,160,638
300,285,702       2,349,412       50,559,342
Redeemed                                        (23,375,044)
(738,720,497)    (15,245,808)    (376,383,034)
                                                -----------
--------------     -----------    -------------
Net increase                                     17,702,266    $
593,246,617       1,316,167    $  39,484,831
                                                ===========
==============     ===========    =============
Service shares
Sold                                                 32,826    $
997,223              --              $--
Dividends and/or distributions reinvested                --
--              --               --
Redeemed                                               (400)
(11,875)             --               --
                                                -----------
--------------     -----------    -------------
Net increase                                         32,426    $
985,348              --              $--
                                                ===========
==============     ===========    =============

1. Service shares are for the period from July 13, 2000 (inception of offering)
to December 31, 2000.

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$1,336,068,716 and $969,924,894, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $1,846,499,609 was:

        Gross unrealized appreciation                    $ 437,507,549
        Gross unrealized depreciation                     (127,285,727)
                                                         -------------
        Net unrealized appreciation                      $ 310,221,822
                                                         =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million,
0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.64%, before any waiver
by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds
Distributor, Inc., the Distributor, for distribution-related services for the
Fund's Service shares. Although the plan allows for payment to be made quarterly
at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of
Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign
currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by
a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
Investments
where applicable.

As of December 31, 2000, the Fund had outstanding foreign currency contracts as
follows:

                                         Expiration      Contract
Valuation as of       Unrealized      Unrealized
Contract Description                     Date            Amount (000s)
December 31, 2000     Appreciation    Depreciation

-----------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
British Pound Sterling (GBP)             1/2/01             284 GBP        $
424,254            $4,629                $   --
Canadian Dollar (CAD)                    1/2/01           1,115 CAD
742,060             2,413                    --
Canadian Dollar (CAD)             1/2/01-1/3/01           1,513 CAD
1,007,331                --                 1,792
Indian Rupee (INR)                       1/2/01          73,162 INR
1,567,299                --                 1,008

------                ------
Total Unrealized Appreciation and
Depreciation
$7,042                $2,800

======                ======

                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders
of Oppenheimer Global Securities Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Global Securities Fund/VA (which is a series of Oppenheimer
Variable
Account Funds), including the statement of investments, as of December 31,
2000,
and the related statement of operations for the year then ended, the statements
of changes in net assets for each of the two years in the period then ended,
and
the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles
used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred
to above present fairly, in all material respects, the financial position of
Oppenheimer Global Securities Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each
of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Market Value

Shares          See Note 1

================================================================================================================
Common Stocks--82.0%
----------------------------------------------------------------------------------------------------------------
Basic Materials--0.5%
----------------------------------------------------------------------------------------------------------------
Chemicals--0.4%
PPG Industries,
Inc.
100,000         $  4,631,250
----------------------------------------------------------------------------------------------------------------
Union Carbide
Corp.
50,000            2,690,625

------------

7,321,875
----------------------------------------------------------------------------------------------------------------
Metals--0.1%
Alcoa,
Inc.
70,000            2,345,000
----------------------------------------------------------------------------------------------------------------
Capital Goods--8.4%
----------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.2%
Boeing
Co.
55,000            3,630,000
----------------------------------------------------------------------------------------------------------------
Electrical Equipment--1.5%
Emerson Electric
Co.
300,000           23,643,750
----------------------------------------------------------------------------------------------------------------
Vishay Intertechnology,
Inc.(1)
500,000            7,562,500

------------

31,206,250
----------------------------------------------------------------------------------------------------------------
Industrial Services--0.7%
Waste Management,
Inc.
550,000           15,262,500
----------------------------------------------------------------------------------------------------------------
Manufacturing--6.0%
Flextronics International
Ltd.                                                      590,000
16,815,000
----------------------------------------------------------------------------------------------------------------
Honeywell International,
Inc.                                                       170,000
8,043,125
----------------------------------------------------------------------------------------------------------------
Millipore
Corp.
90,000            5,670,000
----------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing
Co.                                                270,000
32,535,000
----------------------------------------------------------------------------------------------------------------
Sanmina
Corp.(1)
516,000           39,538,500
----------------------------------------------------------------------------------------------------------------
United Technologies
Corp.
300,000           23,587,500

------------

126,189,125
----------------------------------------------------------------------------------------------------------------
Communication Services--2.1%
----------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.2%
WorldCom,
Inc.(1)
350,000            4,921,875
----------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.1%
SBC Communications,
Inc.
60,000            2,865,000
----------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--1.8%
Amdocs
Ltd.(1)
99,400            6,585,250
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl.
A(1)                                               220,000
5,445,000
----------------------------------------------------------------------------------------------------------------
Vodafone Group plc, Sponsored
ADR                                                   730,000
26,143,125

------------

38,173,375
----------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--10.3%
----------------------------------------------------------------------------------------------------------------
Autos & Housing--1.5%
Centex
Corp.
175,000            6,573,437
----------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors,
Inc.
126,050            4,222,675
----------------------------------------------------------------------------------------------------------------
Ford Motor
Co.
559,416           13,111,312
----------------------------------------------------------------------------------------------------------------
Gentex
Corp.(1)
250,000            4,656,250
----------------------------------------------------------------------------------------------------------------
Lafarge
Corp.
120,000            2,835,000

------------

31,398,674

                   Oppenheimer Capital Appreciation
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares          See Note 1

----------------------------------------------------------------------------------------------------------------
Consumer Services--1.6%
Omnicom Group,
Inc.
310,000         $ 25,691,250
----------------------------------------------------------------------------------------------------------------
Vivendi Universal SA, Sponsored
ADR(1)                                              130,000
8,490,625

------------

34,181,875
----------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--1.5%
Carnival
Corp.
690,000           21,260,625
----------------------------------------------------------------------------------------------------------------
Harley-Davidson,
Inc.
200,000            7,950,000
----------------------------------------------------------------------------------------------------------------
Host Marriott
Corp.
165,000            2,134,687

------------

31,345,312
----------------------------------------------------------------------------------------------------------------
Media--3.0%
News Corp. Ltd. (The), Sponsored
ADR                                                715,000
23,058,750
----------------------------------------------------------------------------------------------------------------
Time Warner,
Inc.
670,000           35,000,800
----------------------------------------------------------------------------------------------------------------
WPP Group plc, Sponsored
ADR                                                         79,325
4,982,602

------------

63,042,152
----------------------------------------------------------------------------------------------------------------
Retail: Specialty--2.5%
Gap,
Inc.
715,000           18,232,500
----------------------------------------------------------------------------------------------------------------
Home Depot,
Inc.
115,000            5,254,062
----------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl.
B
330,000           18,418,125
----------------------------------------------------------------------------------------------------------------
Tiffany &
Co.
330,000           10,436,250

------------

52,340,937
----------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.2%
Abercrombie & Fitch Co., Cl.
A(1)                                                   150,000
3,000,000
----------------------------------------------------------------------------------------------------------------
Too,
Inc.(1)
130,000            1,625,000

------------

4,625,000
----------------------------------------------------------------------------------------------------------------
Consumer Staples--13.3%
----------------------------------------------------------------------------------------------------------------
Beverages--1.9%
Adolph Coors Co., Cl.
B
80,000            6,425,000
----------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos.,
Inc.
340,000           15,470,000
----------------------------------------------------------------------------------------------------------------
PepsiCo,
Inc.
370,000           18,338,125

------------

40,233,125
----------------------------------------------------------------------------------------------------------------
Broadcasting--6.0%
Cablevision Systems Corp., Cl.
A(1)                                                 185,000
15,713,437
----------------------------------------------------------------------------------------------------------------
Clear Channel Communications,
Inc.(1)                                               575,000
27,851,562
----------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A
Special(1)
1,050,000           43,837,500
----------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A
Shares(1)                                          200,000
3,575,000
----------------------------------------------------------------------------------------------------------------
Hispanic Broadcasting
Corp.(1)
348,000            8,874,000
----------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl.
A(1)                                               600,000
16,762,500
----------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., Cl.
B                                                  276,300
4,654,055
----------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl.
A(1)                                            115,000            4,707,812

------------

125,975,866
----------------------------------------------------------------------------------------------------------------
Entertainment--1.9%
Royal Caribbean Cruises
Ltd.                                                        870,000
23,011,500
----------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl.
B(1)
360,000           16,830,000

------------

39,841,500

                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares          See Note 1

----------------------------------------------------------------------------------------------------------------
Food--0.3%
Keebler Foods
Co.
150,000         $  6,215,625
----------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--2.3%
CVS
Corp.
340,000           20,378,750
----------------------------------------------------------------------------------------------------------------
Safeway,
Inc.(1)
435,000           27,187,500

------------

47,566,250
----------------------------------------------------------------------------------------------------------------
Household Goods--0.9%
Avon Products,
Inc.
390,000           18,671,250
----------------------------------------------------------------------------------------------------------------
Energy--6.1%
----------------------------------------------------------------------------------------------------------------
Energy Services--2.5%
Coastal
Corp.
260,000           22,961,250
----------------------------------------------------------------------------------------------------------------
Coflexip SA, Sponsored
ADR
66,000            4,149,750
----------------------------------------------------------------------------------------------------------------
Halliburton
Co.
230,000            8,337,500
----------------------------------------------------------------------------------------------------------------
Nabors Industries,
Inc.(1)
55,000            3,253,250
----------------------------------------------------------------------------------------------------------------
Schlumberger
Ltd.
120,000            9,592,500
----------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex,
Inc.
95,000            4,370,000

------------

52,664,250
----------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.5%
Amerada Hess
Corp.
250,000           18,265,625
----------------------------------------------------------------------------------------------------------------
Exxon Mobil
Corp.
355,000           30,862,812
----------------------------------------------------------------------------------------------------------------
Forest Oil
Corp.(1)
65,000            2,396,875

------------

51,525,312
----------------------------------------------------------------------------------------------------------------
Oil: International--1.1%
TotalFinaElf SA, Sponsored
ADR                                                      280,000
20,352,500
----------------------------------------------------------------------------------------------------------------
Varco International,
Inc.(1)
150,000            3,262,500

------------

23,615,000
----------------------------------------------------------------------------------------------------------------
Financial--9.5%
----------------------------------------------------------------------------------------------------------------
Banks--1.5%
Bank of America
Corp.
230,000           10,551,250
----------------------------------------------------------------------------------------------------------------
Chase Manhattan
Corp.
470,000           21,355,625

------------

31,906,875
----------------------------------------------------------------------------------------------------------------
Diversified Financial--5.4%
C.I.T. Group, Inc., Cl.
A
230,000            4,628,750
----------------------------------------------------------------------------------------------------------------
Citigroup,
Inc.
913,360           46,638,445
----------------------------------------------------------------------------------------------------------------
Freddie
Mac
380,000           26,172,500
----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc.
250,000           17,046,875
----------------------------------------------------------------------------------------------------------------
Schwab (Charles)
Corp.
232,500            6,597,187
----------------------------------------------------------------------------------------------------------------
Stilwell Financial,
Inc.
220,000            8,676,250
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Group,
Inc.
70,000            2,958,594

------------

112,718,601

                   Oppenheimer Capital Appreciation
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

Market Value

Shares          See Note 1

----------------------------------------------------------------------------------------------------------------
Insurance--1.4%
American International Group,
Inc.                                                  106,250         $
10,472,266
----------------------------------------------------------------------------------------------------------------
Axa, Sponsored
ADR
129,800            9,321,262
----------------------------------------------------------------------------------------------------------------
Everest Re Group
Ltd.
80,000            5,730,000
----------------------------------------------------------------------------------------------------------------
Torchmark
Corp.
70,000            2,690,625

------------

28,214,153
----------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.7%
Boston Properties,
Inc.
260,000           11,310,000
----------------------------------------------------------------------------------------------------------------
Equity Office Properties
Trust                                                       90,000
2,936,250

------------

14,246,250
----------------------------------------------------------------------------------------------------------------
Savings & Loans--0.5%
Golden State Bancorp,
Inc.
100,000            3,143,750
----------------------------------------------------------------------------------------------------------------
Golden West Financial
Corp.
100,000            6,750,000

------------

9,893,750
----------------------------------------------------------------------------------------------------------------
Healthcare--8.4%
----------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--5.2%
ALZA Corp., Cl.
A(1)
480,000           20,400,000
----------------------------------------------------------------------------------------------------------------
Elan Corp. plc,
ADR(1)
230,000           10,766,875
----------------------------------------------------------------------------------------------------------------
Forest Laboratories,
Inc.(1)
20,000            2,657,500
----------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc,
ADR
160,000            8,960,000
----------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals
Corp.(1)
21,300            4,037,681
----------------------------------------------------------------------------------------------------------------
Mylan Laboratories,
Inc.
240,000            6,045,000
----------------------------------------------------------------------------------------------------------------
Pfizer,
Inc.
745,000           34,270,000
----------------------------------------------------------------------------------------------------------------
Pharmacia
Corp.
360,000           21,960,000

------------

109,097,056
----------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--3.2%
Applera Corp./Applied Biosystems
Group                                               61,400
5,775,438
----------------------------------------------------------------------------------------------------------------
Baxter International,
Inc.
65,000            5,740,313
----------------------------------------------------------------------------------------------------------------
Becton, Dickinson &
Co.
300,000           10,387,500
----------------------------------------------------------------------------------------------------------------
Cardinal Health,
Inc.
165,000           16,438,125
----------------------------------------------------------------------------------------------------------------
McKesson HBOC,
Inc.
210,000            7,536,900
----------------------------------------------------------------------------------------------------------------
Medtronic,
Inc.
270,000           16,301,250
----------------------------------------------------------------------------------------------------------------
PerkinElmer,
Inc.
50,000            5,250,000

------------

67,429,526
----------------------------------------------------------------------------------------------------------------
Technology--19.9%
----------------------------------------------------------------------------------------------------------------
Computer Hardware--1.0%
Compaq Computer
Corp.
250,000            3,762,500
----------------------------------------------------------------------------------------------------------------
EMC
Corp.(1)
150,000            9,975,000
----------------------------------------------------------------------------------------------------------------
Hewlett-Packard
Co.
80,000            2,525,000
----------------------------------------------------------------------------------------------------------------
Read-Rite
Corp.(1)
170,000              685,313
----------------------------------------------------------------------------------------------------------------
SanDisk
Corp.(1)
145,000            4,023,750

------------

20,971,563

                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1

----------------------------------------------------------------------------------------------------------------
Computer Software--5.5%
America Online,
Inc.(1)
520,000         $ 18,096,000
----------------------------------------------------------------------------------------------------------------
BMC Software,
Inc.(1)
480,000            6,720,000
----------------------------------------------------------------------------------------------------------------
Microsoft
Corp.(1)
850,000           36,868,750
----------------------------------------------------------------------------------------------------------------
Novell,
Inc.(1)
540,000            2,818,125
----------------------------------------------------------------------------------------------------------------
Oracle
Corp.(1)
634,000           18,425,625
----------------------------------------------------------------------------------------------------------------
Sybase,
Inc.(1)
230,000            4,556,875
----------------------------------------------------------------------------------------------------------------
Veritas Software
Corp.(1)
265,123           23,198,263
----------------------------------------------------------------------------------------------------------------
Yahoo!,
Inc.(1)
155,000            4,659,688

------------

115,343,326
----------------------------------------------------------------------------------------------------------------
Communications Equipment--6.5%
ADC Telecommunications,
Inc.(1)
70,000            1,268,750
----------------------------------------------------------------------------------------------------------------
Cisco Systems,
Inc.(1)
1,030,000           39,397,500
----------------------------------------------------------------------------------------------------------------
Extreme Networks,
Inc.(1)
199,500            7,805,438
----------------------------------------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl.
B(1)                                          375,000            4,195,313
----------------------------------------------------------------------------------------------------------------
Lucent Technologies,
Inc.
480,000            6,480,000
----------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A
Shares                                              1,325,000
57,637,500
----------------------------------------------------------------------------------------------------------------
Nortel Networks
Corp.
380,000           12,183,750
----------------------------------------------------------------------------------------------------------------
Tellabs,
Inc.(1)
122,000            6,893,000

------------

135,861,251
----------------------------------------------------------------------------------------------------------------
Electronics--6.9%
Analog Devices,
Inc.(1)
150,000            7,678,125
----------------------------------------------------------------------------------------------------------------
Applied Materials,
Inc.(1)
99,708            3,807,599
----------------------------------------------------------------------------------------------------------------
Atmel
Corp.(1)
1,060,000           12,322,500
----------------------------------------------------------------------------------------------------------------
Cypress Semiconductor
Corp.(1)
230,000            4,528,125
----------------------------------------------------------------------------------------------------------------
DuPont Photomasks,
Inc.(1)
123,000            6,499,781
----------------------------------------------------------------------------------------------------------------
International Rectifier
Corp.(1)
261,000            7,830,000
----------------------------------------------------------------------------------------------------------------
Micron Technology,
Inc.(1)
350,000           12,425,000
----------------------------------------------------------------------------------------------------------------
National Semiconductor
Corp.(1)
320,000            6,440,000
----------------------------------------------------------------------------------------------------------------
Novellus Systems,
Inc.(1)
102,500            3,683,594
----------------------------------------------------------------------------------------------------------------
RF Micro Devices,
Inc.(1)
480,000           13,170,000
----------------------------------------------------------------------------------------------------------------
Texas Instruments,
Inc.
300,000           14,212,500
----------------------------------------------------------------------------------------------------------------
Thermo Electron
Corp.(1)
80,000            2,380,000
----------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor
Corp.(1)
332,500           18,391,406
----------------------------------------------------------------------------------------------------------------
Waters
Corp.(1)
370,000           30,895,000

------------

144,263,630
----------------------------------------------------------------------------------------------------------------
Transportation--1.2%
----------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.8%
Canadian Pacific
Ltd.
510,000           14,566,875
----------------------------------------------------------------------------------------------------------------
CSX
Corp.
60,000            1,556,250

------------

16,123,125

                   Oppenheimer Capital Appreciation
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares             See Note 1

----------------------------------------------------------------------------------------------------------------
Shipping--0.4%
FedEx
Corp.(1)
200,000       $    7,992,000
----------------------------------------------------------------------------------------------------------------
Utilities--2.3%
----------------------------------------------------------------------------------------------------------------
Electric Utilities--1.5%
Calpine
Corp.(1)
458,800           20,674,675
----------------------------------------------------------------------------------------------------------------
Constellation Energy Group,
Inc.                                                     75,000
3,379,688
----------------------------------------------------------------------------------------------------------------
Potomac Electric Power
Co.
180,000            4,447,800
----------------------------------------------------------------------------------------------------------------
Southern
Co.
105,000            3,491,250

--------------

31,993,413
----------------------------------------------------------------------------------------------------------------
Gas Utilities--0.8%
Kinder Morgan,
Inc.
110,000            5,740,625
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.
(The)
280,000           11,182,500

--------------

16,923,125

--------------
Total Common Stocks (Cost
$1,512,542,923)
1,718,134,772

================================================================================================================
Other Securities--0.4%
----------------------------------------------------------------------------------------------------------------
Nasdaq-100 Unit Investment Trust(1) (Cost
$14,060,239)                              145,000            8,464,375

Principal

Amount

================================================================================================================
U.S. Government Obligations--0.5%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 6.375%, 4/30/02 (Cost
$9,947,974)                          $ 10,000,000           10,128,960

================================================================================================================
Repurchase Agreements--17.0%
----------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $356,628,155 on 1/2/01, collateralized by
Government National Mortgage Assn., 6.50%-8.50%, 2/15/27-12/20/30,
with a value of $419,019,749 (Cost
$356,387,000)                                356,387,000          356,387,000

----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$1,892,938,136)                                      99.9%       2,093,115,107
----------------------------------------------------------------------------------------------------------------
Other Assets Net of
Liabilities
0.1            2,688,055

--------------       --------------
Net
Assets
100.0%      $2,095,803,162

==============       ==============

1. Non-income-producing security.

See accompanying Notes to Financial Statements.

                 Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================
Assets
Investments, at value (including repurchase agreements of $356,387,000)
(cost $1,892,938,136)--see accompanying
statement                                 $2,093,115,107
------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest
sold                                                     3,684,982
Interest and
dividends
1,135,218
Other
11,152

--------------
Total
assets
2,097,946,459
------------------------------------------------------------------------------------------------
Liabilities
Bank
overdraft
41,514
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest
redeemed                                                 1,856,182
Shareholder
reports
163,837
Trustees'
compensation
3,652
Transfer and shareholder servicing agent
fees                                                250
Other
77,862

--------------
Total
liabilities
2,143,297

================================================================================================
Net
Assets
$2,095,803,162

==============

================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest                                        $       44,945
------------------------------------------------------------------------------------------------
Additional paid-in
capital                                                         1,695,770,427
------------------------------------------------------------------------------------------------
Undistributed net investment
income                                                   12,613,518
------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions       187,197,301
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies                             200,176,971

--------------
Net assets--applicable to 44,944,843 shares of beneficial interest
outstanding    $2,095,803,162

==============

------------------------------------------------------------------------------------------------
Net Asset Value, Redemption Price Per Share and Offering Price Per
Share                  $46.63

See accompanying Notes to Financial Statements.

                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================
Investment Income
Interest
$  15,459,693
------------------------------------------------------------------------------------------------
Dividends
10,005,077

-------------
Total
income
25,464,770

================================================================================================
Expenses
Management
fees
12,361,613
------------------------------------------------------------------------------------------------
Custodian fees and
expenses                                                               34,659
------------------------------------------------------------------------------------------------
Trustees'
compensation
7,620
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees                                              2,164
------------------------------------------------------------------------------------------------
Other
406,481

-------------
Total
expenses
12,812,537
Less expenses paid
indirectly                                                             (9,805)

-------------
Net
expenses
12,802,732

================================================================================================
Net Investment
Income
12,662,038

================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments
204,374,757
Foreign currency
transactions
(18,672)

-------------
Net realized
gain
204,356,085

------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments
(266,379,641)
Translation of assets and liabilities denominated in foreign
currencies                 (253,959)

-------------
Net
change
(266,633,600)

-------------
Net realized and unrealized
loss                                                     (62,277,515)

------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from
Operations                               $ (49,615,477)

=============

See accompanying Notes to Financial Statements.

                 Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000               1999

===============================================================================================================
Operations
Net investment income
$   12,662,038     $    2,061,298
---------------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
204,356,085        108,725,542
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)                            (266,633,600)       275,627,173

--------------     --------------
Net increase (decrease) in net assets resulting from
operations                  (49,615,477)       386,414,013

===============================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment
income                                              (2,077,067)
(2,974,252)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized
gain                                            (110,842,476)
(32,671,363)
===============================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest
transactions       833,140,766        305,879,322

===============================================================================================================
Net Assets
Total
increase
670,605,746        656,647,720
---------------------------------------------------------------------------------------------------------------
Beginning of
period
1,425,197,416        768,549,696

--------------     --------------
End of period (including undistributed net investment
income of $12,613,518 and $2,056,707, respectively)
$2,095,803,162     $1,425,197,416

==============     ==============

See accompanying Notes to Financial Statements.

                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     Year Ended December 31,
                                                     2000         1999
1998           1997           1996

------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                 $49.84       $36.67
$32.44         $27.24         $23.55
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                   .27
 .06         .13            .25            .15
Net realized and unrealized gain                        .02
14.68        7.28           6.62           5.46
------------------------------------------------------------------------------------------------------------------
Total income from investment operations                 .29
14.74        7.41           6.87           5.61
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.06)
(.13)       (.24)          (.15)          (.25)
Distributions from net realized gain                  (3.44)
(1.44)      (2.94)         (1.52)         (1.67)
------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (3.50)
(1.57)      (3.18)         (1.67)         (1.92)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $46.63       $49.84
$36.67         $32.44         $27.24
                                                     ======       ======
======         ======         ======

------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(1)                   (0.23)%
41.66%      24.00%         26.68%         25.20%

------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in millions)              $2,096       $1,425
$  769         $  494         $  286
------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $1,922       $1,003
$  609         $  390         $  152
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  0.66%
0.21%       0.50%          1.02%          1.08%
Expenses                                               0.67%
0.70%       0.75%(3)       0.75%(3)       0.81%(3)(4)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  38%
56%         56%            66%            65%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account
level or to related insurance products. Inclusion of these charges would reduce
the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.
4. The expense ratio was 0.79% net of the voluntary reimbursement by the
Manager.

See accompanying Notes to Financial Statements.

                 Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of
Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                 Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $14,679,790, a decrease in undistributed net investment income of $28,160, and a decrease in accumulated net realized gain on
investments of $14,651,630. This reclassification includes $14,679,790 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains
and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal
income tax purposes.
     The Fund will adopt the provisions of the AICPA Audit and Accounting
Guide
for Investment Companies, as revised, effective for fiscal years beginning after
December 15, 2000. As required, the Fund will begin amortizing premiums on debt
securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result
in a $6,171 decrease to cost of securities and a corresponding $6,171 increase in net unrealized appreciation, based on securities held as of December 31,
2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                 Year Ended December 31,
2000          Year Ended December 31, 1999

-----------------------------          -----------------------------
                                                 Shares
Amount                 Shares          Amount

--------------------------------------------------------------------------------------------------------------------
Sold                                             20,683,300
$1,046,431,848         13,631,886      $ 546,735,927
Dividends and/or distributions reinvested         2,140,655
112,919,543            958,989         35,645,615
Redeemed                                         (6,472,107)
(326,210,625)        (6,954,081)      (276,502,220)
                                                 ----------
--------------         ----------      -------------
Net increase                                     16,351,848     $
833,140,766          7,636,794      $ 305,879,322
                                                 ==========
==============         ==========      =============

                 Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$1,145,998,809 and $637,787,598, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $1,895,339,268 was:

     Gross unrealized appreciation                 $ 404,735,473
     Gross unrealized depreciation                  (206,959,634)
                                                   -------------
     Net unrealized appreciation                   $ 197,775,839
                                                   =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust which provides for a fee of 0.75%
of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and
0.60% of average annual net assets over $800 million. The Fund's management fee
for the year ended December 31, 2000, was an annualized rate of 0.64%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign
currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by
a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
Investments
where applicable.

                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Capital Appreciation
Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Capital Appreciation Fund/VA (which is a series of Oppenheimer
Variable Account Funds), including the statement of investments, as of
December
31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then
ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles
used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred
to above present fairly, in all material respects, the financial position of
Oppenheimer Capital Appreciation Fund/VA as of December 31, 2000, the results of
its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each
of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
================================================================================================================================

Common Stocks--66.7%
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--3.9%
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--3.9%
C-MAC Industries,
Inc.(1)
1,000,000         $ 44,375,000
--------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit,
Inc.(1)
264,000            6,699,000
--------------------------------------------------------------------------------------------------------------------------------
Tyco International
Ltd.
895,000           49,672,500

------------

100,746,500
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--3.2%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.3%
Broadcom Corp., Cl.
A(1)
95,000            7,980,000
--------------------------------------------------------------------------------------------------------------------------------
Comverse Technology,
Inc.(1)
200,000           21,725,000
--------------------------------------------------------------------------------------------------------------------------------
Copper Mountain Networks,
Inc.(1)
317,400            1,874,644
--------------------------------------------------------------------------------------------------------------------------------
Corvis
Corp.(1)
287,900            6,855,619
--------------------------------------------------------------------------------------------------------------------------------
Efficient Networks,
Inc.(1)
225,100            3,207,675
--------------------------------------------------------------------------------------------------------------------------------
Exfo Electro-Optical Engineering,
Inc.(1)
73,900            1,930,637
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications,
Inc.(1)
785,000           15,700,000

------------

59,273,575
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
Aether Systems,
Inc.(1)
212,600            8,317,975
--------------------------------------------------------------------------------------------------------------------------------
GoAmerica,
Inc.(1)
181,800              977,175
---------------------------------------------------------------------------------------------------------------------------
TyCom
Ltd.(1)
656,200           14,682,475

------------

23,977,625
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--6.0%
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--1.9%
Kohl's
Corp.(1)
820,000           50,020,000
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--4.1%
Best Buy Co.,
Inc.(1)
543,100           16,055,394
--------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club,
Inc.(1)
270,000           10,361,250
--------------------------------------------------------------------------------------------------------------------------------
RadioShack
Corp.
1,047,000           44,824,687
--------------------------------------------------------------------------------------------------------------------------------
Tiffany &
Co.
1,083,600           34,268,850

------------

105,510,181
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--0.6%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.6%
Gemstar-TV Guide International,
Inc.(1)
315,730           14,563,046
--------------------------------------------------------------------------------------------------------------------------------
Financial--1.0%
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.0%
Schwab (Charles)
Corp.
902,100           25,597,087

                  Oppenheimer Aggressive Growth
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Healthcare--4.5%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.1%
Abgenix,
Inc.(1)
293,800         $ 17,352,562
--------------------------------------------------------------------------------------------------------------------------------
Genentech,
Inc.(1)
144,400           11,768,600
--------------------------------------------------------------------------------------------------------------------------------
ImClone Systems,
Inc.(1)
400,000           17,600,000
--------------------------------------------------------------------------------------------------------------------------------
Immunex
Corp.(1)
900,000           36,562,500
--------------------------------------------------------------------------------------------------------------------------------
Medarex,
Inc.(1)
589,800           24,034,350

------------

107,318,012
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
Lincare Holdings,
Inc.(1)
200,000           11,412,500
--------------------------------------------------------------------------------------------------------------------------------
Technology--44.1%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--4.6%
EMC
Corp.(1)
606,000           40,299,000
--------------------------------------------------------------------------------------------------------------------------------
Handspring,
Inc.(1)
200,000            7,787,500
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks,
Inc.(1)
463,000           58,366,937
--------------------------------------------------------------------------------------------------------------------------------
Redback Networks,
Inc.(1)
310,000           12,710,000

------------

119,163,437
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--3.5%
Applied Micro Circuits
Corp.(1)
743,200           55,774,837
--------------------------------------------------------------------------------------------------------------------------------
Blue Martini Software,
Inc.(1)
24,300              321,975
--------------------------------------------------------------------------------------------------------------------------------
Finisar
Corp.(1)
800,000           23,200,000
--------------------------------------------------------------------------------------------------------------------------------
Foundry Networks,
Inc.(1)
238,400            3,576,000
--------------------------------------------------------------------------------------------------------------------------------
Palm,
Inc.(1)
203,700            5,767,256
--------------------------------------------------------------------------------------------------------------------------------
Sonus Networks,
Inc.(1)
36,900              931,725

------------

89,571,793
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--9.8%
BEA Systems,
Inc.(1)
425,000           28,607,812
--------------------------------------------------------------------------------------------------------------------------------
Interwoven,
Inc.(1)
214,800           14,163,375
--------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive
Corp.(1)
370,000           33,392,500
--------------------------------------------------------------------------------------------------------------------------------
Micromuse,
Inc.(1)
615,000           37,121,016
--------------------------------------------------------------------------------------------------------------------------------
Portal Software,
Inc.(1)
475,000            3,725,781
--------------------------------------------------------------------------------------------------------------------------------
Rational Software
Corp.(1)
75,000            2,920,313
--------------------------------------------------------------------------------------------------------------------------------
Research in Motion
Ltd.(1)
230,000           18,400,000
--------------------------------------------------------------------------------------------------------------------------------
StorageNetworks,
Inc.(1)
22,100              548,356
--------------------------------------------------------------------------------------------------------------------------------
Tricord Systems,
Inc.(1)(2)
1,875,000           14,806,641
--------------------------------------------------------------------------------------------------------------------------------
VeriSign,
Inc.
297,700           22,085,619
--------------------------------------------------------------------------------------------------------------------------------
Veritas Software
Corp.(1)
910,000           79,625,000

------------

255,396,413

                 Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares          See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--11.0%
Audiocodes
Ltd.(1)
494,200       $    6,702,588
--------------------------------------------------------------------------------------------------------------------------------
Bookham Technology plc,
ADR(1)
1,046,900           13,740,563
--------------------------------------------------------------------------------------------------------------------------------
CIENA
Corp.(1)
1,000,000           81,250,000
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems,
Inc.(1)
900,000           34,425,000
--------------------------------------------------------------------------------------------------------------------------------
Cosine Communications,
Inc.(1)
120,000            1,665,000
--------------------------------------------------------------------------------------------------------------------------------
New Focus,
Inc.(1)
465,000           16,158,750
--------------------------------------------------------------------------------------------------------------------------------
Newport
Corp.
1,181,800           92,900,559
--------------------------------------------------------------------------------------------------------------------------------
ONI Systems
Corp.(1)
179,900            7,117,294
--------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta,
Inc.
935,000           30,445,938
--------------------------------------------------------------------------------------------------------------------------------
UTStarcom,
Inc.(1)
35,600              551,800

--------------

284,957,492
--------------------------------------------------------------------------------------------------------------------------------
Electronics--15.2%
JDS Uniphase
Corp.(1)
3,690,264          153,837,881
--------------------------------------------------------------------------------------------------------------------------------
SDL,
Inc.(1)
630,000           93,358,125
--------------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor
Corp.(1)
720,000           39,825,000
--------------------------------------------------------------------------------------------------------------------------------
Waters
Corp.(1)
1,298,600          108,433,100

--------------

395,454,106
--------------------------------------------------------------------------------------------------------------------------------
Utilities--3.4%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--3.4%
Calpine
Corp.(1)
1,977,800           89,124,613

--------------
Total Common Stocks (Cost
$1,493,661,441)
1,732,086,380
================================================================================================================================
Preferred Stocks--4.4%
--------------------------------------------------------------------------------------------------------------------------------
ApplianceWare Holding Corp., Cv., Series
B(1)(2)                                                  1,807,580
6,199,999
--------------------------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series
C(1)(2)
3,170,523           37,000,003
--------------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series
D(1)(2)                                              1,147,862
7,346,317
--------------------------------------------------------------------------------------------------------------------------------
Broadband Office, Inc., Cv., Series
C(1)(2)
211,641            4,000,015
--------------------------------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc., Cv., Series
D(1)(2)                                     1,298,701           13,999,997
--------------------------------------------------------------------------------------------------------------------------------
fusionOne, Inc. 8% Non-Cum. Cv., Series
D(2)                                                      2,663,972
14,465,368
--------------------------------------------------------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv., Series
C(2)                                                   633,383
4,000,004
--------------------------------------------------------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series
B(1)(2)
2,329,735            8,999,999
--------------------------------------------------------------------------------------------------------------------------------
Tellium, Inc., Cv., Series
E(1)(2)
333,333            9,999,990
--------------------------------------------------------------------------------------------------------------------------------
Zaffire, Inc., Cv., Series
C(1)(2)
484,764            6,999,992

--------------
Total Preferred Stocks (Cost
$113,011,684)
113,011,684

                   Oppenheimer Aggressive Growth
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
================================================================================================================================

Convertible Corporate Bonds and Notes--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Cyras Systems, Inc., 4.50% Cv. Unsec. Sub. Nts., 8/15/05(3) (Cost
$5,400,000)                  $  5,400,000       $    6,345,000
================================================================================================================================
Short-Term Notes--6.9%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
6.46%,
1/3/01
100,000,000           99,965,445
6.22%,
1/5/01
79,786,000           79,730,859

--------------
Total Short-Term Notes (Cost
$179,696,304)
179,696,304
================================================================================================================================
Repurchase Agreements--22.5%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $291,979,439 on 1/2/01, collateralized by
Government National Mortgage Assn., 6.50%-8.50%, 2/15/27-12/20/30,
with a value of
$343,060,831
291,782,000          291,782,000
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 5.75%, dated 12/29/00, to be repurchased at $291,382,042 on 1/2/01, collateralized by U.S. Treasury Bonds, 6.625%-11.25%, 2/15/15-2/15/27,
with a value of $54,016,812 and U.S. Treasury Nts., 5%-7.875%,
1/31/01-8/15/07, with a value of
$243,417,756
291,196,000          291,196,000

--------------
Total Repurchase Agreements (Cost
$582,978,000)
582,978,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$2,374,747,429)
100.7%       2,614,117,368
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets
(0.7)         (19,015,996)

-----------       --------------
Net
Assets
100.0%      $2,595,101,372

===========       ==============

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of
Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have
been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $6,345,000 or 0.24% of the Fund's net assets as of December 31, 2000.

See accompanying Notes to Financial Statements.

                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Assets
Investments, at value (including repurchase agreement of $582,978,000)
(cost $2,374,747,429)--see accompanying
statement
$2,614,117,368
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest
sold
658,363
Interest and
dividends
501,316
Other
13,161

--------------
Total
assets
2,615,290,208
================================================================================================================================
Liabilities
Bank
overdraft
76,529
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest
redeemed
19,744,665
Trustees'
compensation
10,104
Transfer and shareholder servicing agent
fees
12
Other
357,526

--------------
Total
liabilities
20,188,836
================================================================================================================================
Net
Assets
$2,595,101,372

==============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest
$       36,668
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in
capital
2,041,328,069
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
income
19,455,203
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment
transactions
294,911,493
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on
investments
239,369,939

--------------
Net
assets
$2,595,101,372

==============
================================================================================================================================
Net Asset Value Per Share
Net asset value, redemption price per share and offering price per share
(based on
net assets of $2,595,100,633 and 36,667,746 shares of beneficial interest
outstanding)                                    $70.77
--------------------------------------------------------------------------------------------------------------------------------
Service shares
Net asset value, redemption price per share and offering price per share
(based on
net assets of $739 and 10.443 shares of beneficial interest
outstanding)                                                  $70.77

See accompanying Notes to Financial Statements.

                   Oppenheimer Aggressive Growth
Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Investment Income
Interest
$  37,817,875
--------------------------------------------------------------------------------------------------------------------------------
Dividends
668,831

-------------
Total
income
38,486,706
================================================================================================================================
Expenses
Management
fees
18,407,015
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and
expenses
103,949
--------------------------------------------------------------------------------------------------------------------------------
Trustees'
compensation
20,012
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees
1,911
--------------------------------------------------------------------------------------------------------------------------------
Other
557,589

-------------
Total
expenses
19,090,476
Less expenses paid
indirectly
(58,973)

-------------
Net
expenses
19,031,503
================================================================================================================================
Net Investment
Income
19,455,203
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on
investments
351,770,827
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on
investments
(860,635,882)

-------------
Net realized and unrealized
loss
(508,865,055)
================================================================================================================================
Net Decrease in Net Assets Resulting from
Operations
$(489,409,852)

=============

See accompanying Notes to Financial Statements.

                 Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000                 1999
================================================================================================================================

Operations
Net investment income
(loss)                                                                 $
19,455,203       $   (2,232,087)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
351,770,827          170,288,752
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)
(860,635,882)         749,780,916

--------------       --------------
Net increase (decrease) in net assets resulting from
operations                                (489,409,852)         917,837,581
================================================================================================================================
Dividends and/or Distributions to Shareholders
Distributions from net realized
gain
(100,416,498)                  --
================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Non-Service
shares
1,080,798,962          108,330,019
Service
shares
1,000                   --
================================================================================================================================
Net Assets
Total
increase
490,973,612        1,026,167,600
--------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
2,104,127,760        1,077,960,160

--------------       --------------
End of period (including undistributed net investment
income of $19,455,203 for the year ended December 31,
2000)                                  $2,595,101,372       $2,104,127,760

==============       ==============

See accompanying Notes to Financial Statements.

                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                             Year Ended
December 31,
Non-Service shares                                           2000
1999          1998            1997          1996
================================================================================================================================

Per Share Operating Data
Net asset value, beginning of period
$82.31         $44.83        $40.96        $38.71        $34.21
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)
 .53           (.09)         (.05)          .10           .09
Net realized and unrealized gain (loss)
(8.59)         37.57          5.09          4.01          6.59
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations
(8.06)         37.48          5.04          4.11          6.68
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
--             --          (.10)         (.09)         (.11)
Distributions from net realized gain
(3.48)            --         (1.07)        (1.77)        (2.07)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders
(3.48)            --         (1.17)        (1.86)        (2.18)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$70.77         $82.31        $44.83        $40.96        $38.71

======         ======        ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)
(11.24)%        83.60%        12.36%        11.67%        20.22%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $2,595,101
$2,104,128    $1,077,960      $877,807      $617,392
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $2,978,465
$1,314,349    $  954,848      $753,852      $467,080
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)
0.65%         (0.17)%       (0.12)%        0.31%         0.32%
Expenses
0.64%          0.67%         0.71%(3)      0.73%(3)      0.75%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
39%            66%           80%           88%          100%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total
returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

                  Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

Period Ended

December 31,
Service
shares
2000(1)
==========================================================================================================================

Per Share Operating Data
Net asset value, beginning of
period
$97.75
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment
income
 .20
Net realized and unrealized
loss
(27.18)
--------------------------------------------------------------------------------------------------------------------------
Total loss from investment
operations
(26.98)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period
$70.77

======
==========================================================================================================================
Total Return, at Net Asset
Value(2)
(27.60)%
==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in
thousands)
$1
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)
$1
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment
income
1.14%
Expenses
0.64%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
rate
39%

1. For the period from October 16, 2000 (inception of offering) to December
31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment
date, and redemption at the net asset value calculated on the last business day
of the fiscal period. Total returns are not annualized for periods less than one
full year. Total return information does not reflect expenses that apply at the
separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Aggressive Growth Fund/VA (the Fund) is a separate series of
Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Trust's investment advisor is
OppenheimerFunds, Inc. (the Manager). The following is a summary of significant
accounting policies consistently followed by the Fund.
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment
products. The class of shares designated as Service shares is subject to a distribution and service plan.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Loses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to
each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

               Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $56,493,080. Accumulated net realized gain on investments was decreased by the same amount. This reclassification includes
$56,493,080 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets
of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are
determined on an identified cost basis, which is the same basis used for federal
income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31,
2000(1)            Year Ended December 31, 1999

---------------------------------          -------------------------------
                                                      Shares
Amount                  Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------

Sold                                                   20,557,132
$1,927,433,814           9,866,210        $ 549,485,112
Dividends and/or distributions reinvested                 932,459
100,416,498                  --                   --
Redeemed                                              (10,386,670)
(947,051,350)         (8,345,187)        (441,155,093)
                                                      -----------
--------------          ----------        -------------
Net increase                                           11,102,921
$1,080,798,962           1,521,023        $ 108,330,019
                                                      ===========
==============          ==========        =============
Service shares
Sold                                                       10.443
$        1,000                  --        $          --
Dividends and/or distributions reinvested
--                    --                  --                   --
Redeemed
--                    --                  --                   --
                                                      -----------
--------------          ----------        -------------
Net increase                                               10.443
$        1,000                  --        $          --
                                                      ===========
==============          ==========        =============

1. Service shares are for the period from October 16, 2000 (inception of offering) to December 31, 2000.

                  Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$1,390,102,672 and $900,969,435, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $2,375,088,034 was:

           Gross unrealized appreciation           $ 656,733,844
           Gross unrealized depreciation            (417,704,510)
                                                   -------------
           Net unrealized appreciation             $ 239,029,334
                                                   =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million,
0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion.
The
Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.62%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds
Distributor, Inc., the Distributor, for distribution-related services for the
Fund's Service shares. Although the plan allows for payment to be made quarterly
at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of
Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

                Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may
have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more
than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was
$127,818,325,
which represents 4.93% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

Valuation
                                                           Acquisition
Cost             Per Unit as of           Unrealized
Security                                                   Date
Per Unit         December 31, 2000        Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Stocks and Warrants
-------------------

ApplianceWare Holding Corp.,
Cv., Series B                                               7/11/00
$ 3.43           $ 3.43                   $      --
Axsun Technologies, Inc., Cv., Series C
12/13/00            11.67            11.67                          --
Blaze Network Products, Inc., 8% Cv., Series D
10/17/00             6.40             6.40                          --
Broadband Office, Inc., Cv., Series C
8/28/00            18.90            18.90                          --
Centerpoint Broadband Technologies, Inc.,
Cv., Series D
10/23/00            10.78            10.78                          --
fusionOne, Inc. 8% Non-Cum. Cv., Series D
9/6/00             5.43             5.43                          --
MicroPhotonix Integration Corp., Cv., Series C
7/6/00             6.32             6.32                          --
Questia Media, Inc., Cv., Series B
8/18/00             3.86             3.86                          --
Tellium, Inc., Cv., Series E
9/20/00            30.00            30.00                          --
Tricord Systems, Inc.
4/17/00             8.00             7.90                     193,359
Zaffire, Inc., Cv., Series C
5/26/00            14.44            14.44                          --

                  Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Aggressive Growth
Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Aggressive Growth Fund/VA (which is a series of Oppenheimer
Variable
Account Funds), including the statement of investments, as of December 31,
2000,
and the related statement of operations for the year then ended, the statements
of changes in net assets for each of the two years in the period then ended,
and
the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles
used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred
to above present fairly, in all material respects, the financial position of
Oppenheimer Aggressive Growth Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each
of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

                  Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Principal            Market Value

Amount               See Note 1
================================================================================================================================

Asset-Backed Securities--4.3%
--------------------------------------------------------------------------------------------------------------------------------
Delta Funding Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates,
Series 2000-2, Cl. B, 8.36%,
8/15/30                                                           $
5,444,000         $  4,737,981
--------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 12/25/28      12,357,993           11,230,326
--------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations:
Series 1999-1A, 10.06%,
3/26/29(1)
4,371,090            4,227,664
Series 1999-3, Cl. BB, 10.80%,
12/15/29
3,977,236            3,931,250

------------
Total Asset-Backed Securities (Cost
$25,021,608)
24,127,221
================================================================================================================================
Mortgage-Backed Obligations--38.9%
--------------------------------------------------------------------------------------------------------------------------------
Government Agency--25.2%
--------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--25.2%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates:
Series 151, Cl. F, 9%,
5/15/21
423,847              447,820
Series 1541, Cl. H, 7%,
10/15/22
4,750,000            4,893,972
Series 1714, Cl. M, 7%,
8/15/23
2,000,000            2,008,740
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 197, Cl. IO, 9.36%,
4/1/28(2)
12,550,941            3,374,046
Series 202, Cl. IO, 9.34%,
4/1/29(2)
117,990,059           31,027,698
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%,
1/25/15(3)
19,500,000           19,250,205
6.50%,
3/1/11
420,451              421,414
7%,
4/1/04-11/1/25
565,831              567,878
7.50%,
1/1/08-1/1/26
1,896,648            1,930,443
7.50%,
1/25/28(3)
72,800,000           73,869,432
8%,
5/1/17
101,627              104,972
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg.
Investment Conduit Pass-Through Certificates, Trust 131, Cl. G, 8.75%,
11/25/05                     906,190              934,509
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 1989-17, Cl. E, 10.40%,
4/25/19                                    467,463              506,464
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 294, Cl. 2, 7.88%,
2/1/28(2)
10,134,311            2,470,239

------------

141,807,832
--------------------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--0.0%
Government National Mortgage Assn., 7%,
1/15/09-5/15/09
330,730              337,332
--------------------------------------------------------------------------------------------------------------------------------
Private--13.7%
--------------------------------------------------------------------------------------------------------------------------------
Commercial--12.7%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1997-D5, Cl. B2, 6.93%,
2/14/41
5,400,000            2,470,922
--------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D5, Cl. PS1, 9.01%,
2/14/41(2)
17,999,144            1,461,024
--------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 10.27%,
6/22/24(1)(2)                               29,735,937            1,087,220
--------------------------------------------------------------------------------------------------------------------------------
COMM Bonds, Series 2000-FL2A, Cl. J-NS, 8.92%,
7/15/02(4)                                         2,600,000
2,595,125
--------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Collateralized Mtg. Obligations,
Series 1996-C1, Cl. D, 7.395%,
12/25/20(1)(4)
2,500,000            2,523,047

                       Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal            Market Value

Amount               See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Commercial  (continued)
Commercial Mortgage Asset Trust, Commercial Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. C, 7.35%,
8/17/13                                                          $
673,400          $   688,341
--------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust I, Collateralized Mtg. Obligations:
Series 1998-C1, Cl. A1, 7%,
11/2/06(5)
3,300,000            3,143,508
Series 1998-C1, Cl. A2, 7%,
3/2/11(5)
9,750,000            9,081,211
--------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Interest-Only Stripped Mtg.-Backed
Security,
Series 1998-C1, Cl. AX, 8.08%,
4/11/30(2)
24,404,570            1,464,274
--------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates,
Series 1999-C1, Cl. C, 7.683%,
9/15/09(4)
6,500,000            6,835,156
--------------------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Series 1994-C1, Cl. 2D, 8.70%,
9/25/25
1,500,000            1,500,469
Series 1994-C1, Cl. 2E, 8.70%,
9/25/25
1,500,000            1,467,656
--------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. C, 8.124%,
7/25/06(1)(4)
4,024,000            3,929,688
--------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C2, 9.27%,
5/18/28(2)                                 29,041,190            1,009,068
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.09%,
3/15/11(4)
3,500,000            3,400,469
--------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.17%,
7/15/27(2)            26,076,397            1,963,879
--------------------------------------------------------------------------------------------------------------------------------
LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates,
Series 2000-C3, Cl. C, 7.95%,
2/15/10
5,826,600            6,304,563
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, 8.46%,
2/18/28(1)(2)                               43,255,616            2,162,781
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-RR, Cl. D, 7.771%,
4/30/39(1)
4,300,231            3,458,327
--------------------------------------------------------------------------------------------------------------------------------
NationsBank Trust, Lease Pass-Through Certificates, Series 1997A-1, 7.442%,
1/10/11(4)            2,396,734            2,359,285
--------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A3, 6.992%,
3/17/28(4)
4,875,000            4,949,648
--------------------------------------------------------------------------------------------------------------------------------
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through Certificates,
Series 1, Cl. C, 7.217%,
12/21/26(1)
250,000              244,063
--------------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1995-C1, Cl. D, 6.90%,
2/25/27
3,000,000            2,958,984
--------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg.Pass-Through Certificates,
Series 2000-C2, Cl. K, 8.436%,
3/20/03(1)(4)
2,433,471            2,429,669
--------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1996-CFL, Cl. D, 7.034%,
2/25/28
1,800,000            1,793,250

-----------

71,281,627
--------------------------------------------------------------------------------------------------------------------------------
Other--0.0%
Salomon Brothers Mortgage Securities VI, Interest-Only Stripped Mtg.-Backed
Security,
Series 1987-3, Cl. B, 12.72%,
10/23/17(1)(2)
44,334               12,289
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Principal-Only Stripped Mtg.-Backed
Security,
Series 1987-3, Cl. A, 21.10%,
10/23/17(6)
65,607               55,745

-----------

68,034

                        Oppenheimer Bond
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal              Market Value

Amount                 See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Residential--1.0%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1993-12, Cl. B1, 6.625%,
2/25/24                                                      $
906,365         $    837,822
--------------------------------------------------------------------------------------------------------------------------------
Ryland Mortgage Securities Corp. III, Sub. Bonds,
Series 1992-A, Cl. 1A, 8.256%,
3/29/30(4)
136,516              131,056
--------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Collateralized Mtg. Obligations,
Series 2000-1, Cl. B1, 10.618%,
1/25/40
4,550,000            4,459,000

------------

5,427,878

------------
Total Mortgage-Backed Obligations (Cost
$227,621,020)
218,922,703
================================================================================================================================
U.S. Government Obligations--8.7%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.125%,
8/15/29
22,625,000           24,647,132
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.75%,
8/15/10(7)
19,060,000           19,981,742
5.75%,
11/15/05
1,800,000            1,859,134
6.625%,
5/15/07
2,250,000            2,427,610

------------
Total U.S. Government Obligations (Cost
$46,747,458)
48,915,618
================================================================================================================================
Foreign Government Obligations--1.4%
--------------------------------------------------------------------------------------------------------------------------------
Ontario, Canada (Province of) Bonds, 8%,
10/17/01
750,000              761,959
--------------------------------------------------------------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts., Zero Coupon,
3/17/1999(1)(8)(9)IDR                          1,000,000,000
28,424
--------------------------------------------------------------------------------------------------------------------------------
Quebec (Province of) Debs., 7.50%,
9/15/29
6,300,000            6,761,160
--------------------------------------------------------------------------------------------------------------------------------
Total Foreign Government Obligations (Cost
$7,365,631)
7,551,543
================================================================================================================================
Loan Participations--0.6%
--------------------------------------------------------------------------------------------------------------------------------
Ferrell Cos., Inc., 10.64% Sr. Sec. Loan Participation Nts.,
Series B, 6/17/06(1)(4) (Cost
$3,168,874)
3,193,103            3,137,224
================================================================================================================================
Corporate Bonds and Notes--55.5%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
Atlas Air, Inc. Pass-Through Certificates, Series 1998-1, 8.01%,
1/2/10                           2,610,019            2,664,595
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts.,
1/15/06                                          200,000              135,000

------------

2,799,595
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--2.0%
Avecia Group plc, 11% Sr. Unsec. Nts.,
7/1/09
800,000              794,000
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts.,
7/1/09                           800,000              782,000
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 12.375% Sr. Sec. Nts., Series B,
7/15/06                                  600,000              555,000
--------------------------------------------------------------------------------------------------------------------------------
Union Carbide Corp., 6.70% Nts.,
4/1/09
9,400,000            9,340,216

------------

11,471,216
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.1%
AKI, Inc., 10.50% Sr. Unsec. Nts.,
7/1/08
300,000              232,875
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts.,
11/1/06                                                500,000
370,000
--------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts.,
7/1/08(8)                                   360,000               12,600

------------

615,475
--------------------------------------------------------------------------------------------------------------------------------
Energy--1.1%
Colorado Interstate Gas Corp., 10% Sr. Debs.,
6/15/05                                               500,000
569,229
--------------------------------------------------------------------------------------------------------------------------------
Enron Corp., 9.875% Debs.,
6/15/03
375,000              403,731
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B,
5/1/05                                    450,000              483,750
--------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.375% Sr. Nts.,
11/15/05(1)                                            500,000
507,500
--------------------------------------------------------------------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625% Debs.,
3/15/06
500,000              563,167

                       Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal           Market Value

Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Energy  (continued)
McDermott, Inc., 9.375% Nts.,
3/15/02                                                           $
400,000         $    353,485
--------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Development Corp., 9.25% Sr. Nts.,
1/15/02                                         55,000               55,990
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts.,
6/1/08                                                   400,000
342,000
--------------------------------------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sr. Sec. Nts.,
3/15/06
455,000              528,937
--------------------------------------------------------------------------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd. Debs.,
9/1/21(10)
500,000              615,595
--------------------------------------------------------------------------------------------------------------------------------
TXU Australia Holdings Corp., 6.75% Sr. Unsec. Nts.,
12/1/06(5)                                   2,000,000            1,931,678

------------

6,355,062
--------------------------------------------------------------------------------------------------------------------------------
Financial--28.1%
Aeltus CBO II Ltd./Aeltus CBO II Corp., 7.982% Sr. Sec. Sub. Bonds,
8/6/09(5)                     5,000,000            5,023,050
--------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 8.55% Bonds,
9/29/49(5)
8,850,000            9,297,421
--------------------------------------------------------------------------------------------------------------------------------
BCI U.S. Funding Trust I, 8.01% Bonds,
12/29/49(5)
6,500,000            6,159,972
--------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc. (The):
7.375% Unsec. Unsub. Nts.,
3/15/03
975,000              986,544
7.50% Nts.,
11/14/03
6,500,000            6,590,707
7.625% Sr. Unsec. Nts.,
8/16/05
5,200,000            5,295,337
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25% Sub. Nts.,
10/1/10
8,500,000            8,773,411
--------------------------------------------------------------------------------------------------------------------------------
ForeningsSparbanken AB (Swedbank), 7.50% Unsec. Sub. Nts.,
11/29/49(4)                            8,450,000            8,308,978
--------------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc., 8% Sr. Unsec. Nts.,
6/15/05                                              11,700,000
12,164,923
--------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 8% Nts.,
5/9/05
11,000,000           11,555,775
--------------------------------------------------------------------------------------------------------------------------------
HVB Fund Trust III, 9% Bonds,
10/22/31(5)
13,000,000           12,637,560
--------------------------------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, 8.439% Bonds,
12/29/49                                             2,600,000
2,650,461
--------------------------------------------------------------------------------------------------------------------------------
KBC Bank Fund Trust III, 9.86% Bonds,
11/29/49(4)(5)
10,700,000           11,547,900
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25% Unsec. Nts.,
6/15/07                                       10,750,000           11,292,251
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.80% Medium-Term Nts., Series B,
11/3/03                              9,750,000            9,836,960
--------------------------------------------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625% Sr. Unsec. Nts.,
11/15/05(5)                                      11,500,000
11,965,083
--------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.80% Medium-Term Nts., Series C,
12/21/05                           5,720,000            5,629,481
--------------------------------------------------------------------------------------------------------------------------------
Rothmans Nederland Holdings BV, 6.875% Sr. Unsec. Unsub. Nts.,
5/6/08                            18,899,000           17,571,345
--------------------------------------------------------------------------------------------------------------------------------
U.S. Leasing International, Inc., 6.625% Sr. Nts.,
5/15/03                                          750,000              751,480

------------

158,038,639
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.2%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B,
7/1/08                                           300,000              209,250
--------------------------------------------------------------------------------------------------------------------------------
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts.,
8/1/06                                          1,000,000            1,022,500

------------

1,231,750
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.2%
Potlatch Corp., 9.46% Medium-Term Nts.,
4/2/02
500,000              516,596
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Unsec. Nts.,
8/1/07                                      450,000              452,250

------------

968,846
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--0.6%
HMH Properties, Inc., 8.45% Sr. Nts., Series C,
12/1/08                                             300,000
292,500
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts.,
8/15/08
950,000              959,500
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts.,
8/15/07                                     700,000              644,000
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts.,
1/1/06
400,000              403,000
8.75% Sr. Unsec. Sub. Nts.,
1/1/09
300,000              301,125

                        Oppenheimer Bond
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Gaming/Leisure  (continued)
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts.,
4/1/08(11)                                                                $
300,000           $  208,500
9.75% Sr. Nts.,
6/15/07
200,000              195,000
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts.,
4/15/07                                                 550,000
559,625

----------

3,563,250
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.3%
Fresenius Medical Care Capital Trust II, 7.875% Nts.,
2/1/08                                        600,000              547,500
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts.,
11/15/08(1)
275,000              276,375
9.75% Sr. Nts.,
11/15/08(5)
125,000              125,625
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts.,
1/15/07                                               800,000
823,000

----------

1,772,500
--------------------------------------------------------------------------------------------------------------------------------
Housing--0.3%
Building Materials Corp. of America, 8% Sr. Unsec. Nts.,
12/1/08                                    800,000              204,000
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts.,
2/1/09
400,000              362,000
9.75% Sr. Sub. Nts.,
9/15/10
400,000              378,000
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B,
9/1/07
200,000              181,500
9.25% Sr. Nts., Series B,
3/15/07
800,000              734,000

----------

1,859,500
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--1.4%
EchoStar Broadband Corp., 10.375% Sr. Nts.,
10/1/07(5)                                              900,000
888,750
--------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc., 7.65% Sr. Unsec. Nts.,
8/15/09                                            6,500,000
6,787,332

----------

7,676,082
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.1%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts.,
2/1/11                                         300,000              174,750
--------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts.,
7/1/08                                          250,000               71,250
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B,
6/15/07                        500,000              442,500
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C,
4/1/08                                          100,000               86,625

----------

775,125
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.7%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts.,
7/15/09                                6,500,000            6,159,173
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B,
6/15/07                             2,500,000            2,575,000
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B,
3/15/09                          600,000              558,000

----------

9,292,173
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.1%
Adelphia Communications Corp., 8.375% Sr. Nts., Series B,
2/1/08                                  1,300,000            1,124,500
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp., 8.25% Sr. Unsec. Nts.,
4/1/07
3,000,000            2,730,000
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts.,
2/1/09                                                1,200,000
1,170,000
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts.,
10/1/09                                   500,000              498,750
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 11.50% Sr. Unsec. Nts., Series B,
10/1/08                               1,000,000              887,500

----------

6,410,750

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Media/Entertainment: Diversified Media--0.4%
GSP I Corp., 10.15% First Mtg. Bonds,
6/24/10(5)                                                 $
994,866          $   965,567
--------------------------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts.,
12/1/05(1)
900,000              495,000
--------------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B,
12/15/08                                   535,000              377,175
--------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier, Inc., 6.625% Nts.,
10/15/23(5)
600,000              510,504

-----------

2,348,246
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--7.3%
AT&T Corp., 5.625% Nts.,
3/15/04
9,750,000            9,319,362
--------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.625% Bonds,
12/15/30                                            6,500,000
6,525,779
--------------------------------------------------------------------------------------------------------------------------------
Cable & Wire Optus Ltd., 8.125% Nts.,
6/15/09(5)
8,950,000            9,762,723
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.625% Sr. Nts.,
7/15/10(5)                                           600,000
537,000
--------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B,
2/1/06(11)            1,250,000            1,093,750
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 11% Sr. Unsec. Nts.,
3/15/08                                          500,000              442,500
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B,
11/15/08                             650,000              542,750
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts.,
11/1/08
450,000              123,750
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/8.29% Sr. Unsec. Disc. Nts.,
Series B, 2/1/08(11)    1,350,000            1,179,718
--------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs.,
9/30/27CAD
3,000,000            1,925,792
--------------------------------------------------------------------------------------------------------------------------------
Teleglobe, Inc., 7.70% Unsec. Debs.,
7/20/29
8,045,000            7,969,803
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 9.625% Sr. Nts.,
10/1/07                                                 1,900,000
1,529,500

-----------

40,952,427
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.8%
Arch Communications, Inc., 12.75% Sr. Nts.,
7/1/07                                                  200,000
69,000
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts.,
8/1/11                                           300,000              313,500
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375% Sr. Unsec. Nts.,
11/15/09                                       300,000              280,500
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts.,
9/15/09(5)
650,000              731,250
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B,
12/15/06                     1,000,000            1,017,500
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts.,
3/1/08(11)                                  700,000              546,000
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts.,
7/15/08(11)                                      600,000              372,000
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts.,
11/15/09                                       937,295            1,008,764

-----------

4,338,514
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.7%
AK Steel Corp.:
7.875% Sr. Unsec. Nts.,
2/15/09
500,000              446,250
9.125% Sr. Nts.,
12/15/06
2,000,000            1,915,000
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B,
5/15/08(1)                                750,000              391,875
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D,
3/1/09                                     500,000              202,500
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B,
5/15/08                                    900,000              901,125

-----------

3,856,750
--------------------------------------------------------------------------------------------------------------------------------
Service--2.7%
Allied Waste North America, Inc., 7.875% Sr. Unsec. Nts., Series B,
1/1/09                          700,000              652,750
--------------------------------------------------------------------------------------------------------------------------------
Arvin Industries, Inc., 6.75% Nts.,
3/15/08
1,400,000            1,145,215
--------------------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc., 7.30% Sr. Debs.,
8/1/97                                                   7,750,000
6,066,971
--------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., 7.375% Sr. Unsec. Nts.,
8/15/05(1)                                            800,000
516,000
--------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts.,
5/15/09(1)(8)(9)
800,000               12,000
--------------------------------------------------------------------------------------------------------------------------------
UST, Inc., 8.80% Sr. Unsec. Nts.,
3/15/05
6,500,000            6,601,017

-----------

14,993,953

                        Oppenheimer Bond
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal           Market Value

Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Transportation--0.4%
Amtran, Inc., 9.625% Nts.,
12/15/05(1)                                                          $
800,000         $    668,000
--------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc., 9.375% Sr. Unsec. Nts.,
11/15/06
500,000              492,500
--------------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.375% Nts.,
1/15/06
625,000              100,000
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts.,
8/15/08                               300,000              298,500
--------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 7.70% Debs.,
3/1/15
500,000              520,277
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B,
10/15/09                                     200,000               98,000

------------

2,177,277
--------------------------------------------------------------------------------------------------------------------------------
Utility--5.5%
AES Corp. (The), 9.375% Sr. Unsec. Nts.,
9/15/10
300,000              308,250
--------------------------------------------------------------------------------------------------------------------------------
AES Drax Energy Ltd., 11.50% Sr. Sec. Bonds,
8/30/10(5)                                             300,000
321,000
--------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 7.625% Nts.,
12/15/05                                             8,800,000
8,914,154
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 7.75% Sr. Nts.,
4/15/09
650,000              606,533
--------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts.,
10/15/07
800,000              834,412
--------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.875% Medium-Term Nts.,
4/1/05                                 8,500,000            8,922,102
--------------------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds,
7/15/06                                           500,000              551,609
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc., 7% Sr. Unsec. Sub. Nts.,
12/1/10                                              10,400,000
10,330,883

------------

30,788,943

------------
Total Corporate Bonds and Notes (Cost
$315,972,029)
312,286,073

Shares
================================================================================================================================

Preferred Stocks--2.0%
--------------------------------------------------------------------------------------------------------------------------------
California Federal Preferred Capital Corp., 9.125% Non-Cum.
Exchangeable, Series A,
Non-Vtg.
260,000            6,028,750
--------------------------------------------------------------------------------------------------------------------------------
Northern Rock plc, 8%
Sub.(1)
260,000            5,362,500

------------
Total Preferred Stocks (Cost
$11,440,000)
11,391,250
================================================================================================================================
Common Stocks--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Aurora Foods,
Inc.(1)(9)
5,313                6,475
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores,
Inc.(9)
7,645              126,143

------------
Total Common Stocks (Cost
$91,262)
132,618

Units
================================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 (Cost
$14,872)                                               5,408
26,026

Date          Strike     Contracts
================================================================================================================================

Options Purchased--0.1%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond Futures, 3/21/01 Call
2/17/01       104.00%           260              438,750
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 5 yr., 3/21/01 Call
2/16/01       103.50            195              137,109

------------
Total Options Purchased (Cost
$431,791)
575,859

                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
================================================================================================================================

Repurchase Agreements--3.3%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $18,636,602 on 1/2/01, collateralized by Government
National Mortgage Assn., 6.50%--8.50%, 2/15/27--12/20/30, with a value of $21,897,050 (Cost
$18,624,000)
$18,624,000         $ 18,624,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$656,498,545)
114.8%         645,690,135
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets
(14.8)         (83,345,528)

-----------         ------------
Net
Assets
100.0%        $562,344,607

===========         ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   CAD--Canadian Dollar
   IDR--Indonesian Rupiah
1. Identifies issues considered to be illiquid or restricted--See Note 8 of
Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes
in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. When-issued security to be delivered and settled after December 31, 2000.
4. Represents the current interest rate for a variable or increasing rate security.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have
been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $84,629,802 or 15.05% of the Fund's net assets as of December 31, 2000.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities
generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing
bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
8. Issuer is in default.
9. Non-income-producing security.
10. Securities with an aggregate market value of $615,595 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. Denotes a step bond: a zero-coupon bond that converts to a fixed or variable
interest rate at a designated future date.

See accompanying Notes to Financial Statements.

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Assets
Investments, at value (cost $656,498,545)--see accompanying
statement                                               $645,690,135
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal
paydowns
9,578,496
Shares of beneficial interest
sold
458,326
Other
27,459

------------
Total
assets
655,754,416
================================================================================================================================
Liabilities
Bank
overdraft
141,391
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency
contracts
27,106
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued
basis
92,880,938
Shares of beneficial interest
redeemed
292,575
Daily variation on futures
contracts
47,797
Trustees'
compensation
2,193
Transfer and shareholder servicing agent
fees
197
Other
17,612

------------
Total
liabilities
93,409,809
================================================================================================================================
Net
Assets
$562,344,607

============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest
$     49,974
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in
capital
578,664,349
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
income
44,283,440
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                       (50,213,490)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
currencies
(10,439,666)

------------
Net assets--applicable to 49,974,474 shares of beneficial interest
outstanding                                      $562,344,607

============
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per
Share                                                  $11.25

See accompanying Notes to Financial Statements.

                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Investment Income
Interest
$ 47,195,560
--------------------------------------------------------------------------------------------------------------------------------
Dividends
1,249,001

------------
Total
income
48,444,561
================================================================================================================================
Expenses
Management
fees
4,030,064
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and
expenses
90,444
--------------------------------------------------------------------------------------------------------------------------------
Trustees'
compensation
9,016
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees
2,113
--------------------------------------------------------------------------------------------------------------------------------
Other
81,916

------------
Total
expenses
4,213,553
Less expenses paid
indirectly
(39,086)

------------
Net
expenses
4,174,467
================================================================================================================================
Net Investment
Income
44,270,094
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments
(28,823,164)
Closing of futures
contracts
(3,255,156)
Closing and expiration of option contracts
written
(731,265)
Foreign currency
transactions
84,005

------------
Net realized
loss
(32,725,580)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments
21,234,703

------------
Translation of assets and liabilities denominated in foreign
currencies                                                 (105,770)

------------
Net
change
21,128,933

------------
Net realized and unrealized
loss
(11,596,647)
================================================================================================================================
Net Increase in Net Assets Resulting from
Operations                                                                $
32,673,447

============

See accompanying Notes to Financial Statements.

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000                 1999
================================================================================================================================

Operations
Net investment
income
$ 44,270,094         $ 45,686,066
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
(32,725,580)         (17,567,585)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)
21,128,933          (37,907,094)

------------         ------------
Net increase (decrease) in net assets resulting from
operations                                  32,673,447           (9,788,613)
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment
income
(45,437,709)         (30,081,522)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
gain
--           (2,888,886)
================================================================================================================================
Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest
transactions                      (25,954,730)         (11,720,079)
================================================================================================================================
Net Assets
Total
decrease
(38,718,992)         (54,479,100)
--------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
601,063,599          655,542,699

------------         ------------
End of period (including undistributed net investment
income of $44,283,440 and $45,409,363,
respectively)                                           $562,344,607
$601,063,599

============         ============

See accompanying Notes to Financial Statements.

                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                           Year Ended
December 31,
                                                           2000
1999          1998            1997           1996
================================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                         $11.52
$12.32        $11.91          $11.63         $11.84
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .94             .88           .72             .76            .69
Net realized and unrealized gain (loss)                        (.29)
(1.06)          .07             .28           (.15)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations
 .65            (.18)          .79            1.04            .54
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
(.92)           (.57)         (.20)           (.72)          (.74)
Distributions from net realized gain
--            (.05)         (.18)           (.04)          (.01)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders
(.92)           (.62)         (.38)           (.76)          (.75)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $11.25
$11.52        $12.32          $11.91         $11.63
                                                             ======
======        ======          ======         ======
================================================================================================================================
Total Return, at Net Asset Value(1)                            6.10%
(1.52)%        6.80%           9.25%          4.80%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $562,345
$601,064      $655,543        $520,078       $426,439
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $557,873
$633,059      $586,242        $449,760       $296,253
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income
7.94%           7.22%         6.31%           6.72%          6.72%
Expenses
0.76%           0.73%         0.74%(3)        0.78%(3)       0.78%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
260%            256%           76%            117%            82%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account
level or to related insurance products. Inclusion of these charges would reduce
the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer
Variable
Account Funds (the Trust), an open-end management investment company registered
under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of
significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities
that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly
as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its
purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes purchases while remaining substantially fully invested.
     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity)
but
not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk
of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities
whose issuers subsequently default. As of December 31, 2000, securities with an
aggregate market value of $53,024, representing less than 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Fund had available for federal income tax purposes
unused capital loss carryovers as follows:

                Expiring
                --------------------------------------------

                    2007                         $14,340,228
                    2008                          31,659,635

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
(loss)
for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its
ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed
may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in undistributed net investment income of $41,692. Accumulated net realized loss on investments was increased by the same amount. Net assets of the
Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is
accreted over the life of the respective securities, in accordance with federal
income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at
the current market value of the underlying security. Interest on payment-in-kind
debt instruments is accrued as income at the coupon rate and a market adjustment
is made periodically.
     The Fund will adopt the provisions of the AICPA Audit and Accounting
Guide
for Investment Companies, as revised, effective for fiscal years beginning after
December 15, 2000. As required, the Fund will begin amortizing premiums on debt
securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result
in a $547,392 decrease to cost of securities and a corresponding $547,392 decrease in net unrealized depreciation, based on securities held as of
December
31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31,
2000              Year Ended December 31, 1999

---------------------------------         --------------------------------
                                                      Shares
Amount                Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------

Sold                                                    8,778,109         $
96,959,552          10,494,053        $ 123,504,590
Dividends and/or distributions reinvested               4,250,487
45,437,709           2,820,394           32,970,408
Redeemed                                              (15,220,765)
(168,351,991)        (14,357,807)        (168,195,077)
                                                      -----------
-------------         -----------        -------------
Net decrease                                           (2,192,169)        $
(25,954,730)         (1,043,360)       $ (11,720,079)
                                                      ===========
=============         ===========        =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$1,443,319,580 and $1,487,137,347, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $657,011,797 was:

                 Gross unrealized appreciation            $ 13,277,372
                 Gross unrealized depreciation             (24,599,034)
                                                          ------------
                 Net unrealized depreciation              $(11,321,662)
                                                          ============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million,
0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The
Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.72%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign
currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by
a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.

                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts  (continued)
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
Investments
where applicable.

As of December 31, 2000, the Fund had outstanding foreign currency contracts as
follows:

                                                     Expiration
Contract          Valuation as of          Unrealized
Contract Description                                 Date
Amount (000s)     December 31, 2000        Depreciation
-------------------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------

Canadian Dollar (CAD)                                4/2/01             3,000
CAD         $2,000,790                    $27,106

=======

================================================================================
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities
"interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains
and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the
possibility that there may be an illiquid market and that a change in the value
of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Fund had outstanding futures contracts as follows:

Unrealized
                                                     Expiration
Number of         Valuation as of          Appreciation
Contract Description                                 Date
Contracts         December 31, 2000        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------

U.S. Long Bond                                       3/21/01
298               $31,178,250                   $287,594
U.S. Treasury Nts., 10 yr.                           3/21/01
65                 6,815,859                    192,461

--------

480,055

--------
Contracts to Sell
-----------------
U.S. Treasury Nts., 5 yr.                            3/21/01
81                 8,388,563                    (84,796)

--------

$395,259

========

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
     The Fund generally purchases put options or writes covered call options to
hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell
or
purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written
put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
     Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in
the Statement of Assets and Liabilities. Realized gains and losses are reported
in the Statement of Operations.
     The risk in writing a call option is that the Fund gives up the opportunity
for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if
the market price of the security decreases and the option is exercised. The risk
in buying an option is that the Fund pays a premium whether or not the option is
exercised. The Fund also has the additional risk of not being able to enter into
a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2000, was as follows:

                                                                   Put Options

-------------------------------
                                                                   Number
of             Amount of

Contracts             Premiums
--------------------------------------------------------------------------------------------------

Options outstanding as of December 31, 1999
325                $ 328,453
Options written
750                  457,109
Options closed or expired
(1,075)                (785,562)

------                ---------
Options outstanding as of December 31, 2000
--                $      --

======                =========

================================================================================
8. Illiquid Securities
As of December 31, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available
market or if its valuation has not changed for a certain period of time. The
Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of
December
31, 2000, was $31,476,121, which represents 5.60% of the Fund's net assets.

                      Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Bond Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Bond Fund/VA (which is a series of Oppenheimer Variable Account
Funds), including the statement of investments, as of December 31, 2000, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles
used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred
to above present fairly, in all material respects, the financial position of
Oppenheimer Bond Fund/VA as of December 31, 2000, the results of its operations
for the year then ended, the changes in its net assets for each of the two years
in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

                        Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
================================================================================================================================

Corporate Loans--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 12.81%,
12/22/01(1)(2) (Cost
$989,737)
$1,005,410           $1,005,411
================================================================================================================================
Mortgage-Backed Obligations--1.9%
--------------------------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. H, 7%,
6/17/29(1)
200,000              158,625
--------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%,
4/14/29(2)
167,000              134,422
Series 1997-D4, Cl. B2, 7.525%,
4/14/29(2)
167,000              129,777
Series 1997-D4, Cl. B3, 7.525%,
4/14/29(2)
166,000              118,573
--------------------------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. E, 6.72%,
12/25/03(1)(2)
250,000              231,328
Series 1993-C1, Cl. F, 6.72%,
12/25/03(1)(2)
700,000              613,594
--------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.001%,
5/25/08(1)(2)
300,000              254,719
Series 1997-CHL1, Cl. E, 8.124%,
2/25/11(1)(2)
1,500,000            1,120,781
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.398%,
3/15/06(1)(2)
835,342              744,107
Series 1997-MC1, Cl. F, 7.452%,
5/20/07(1)
254,890              220,958
--------------------------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%,
6/25/26
599,868              588,902
Series 1994-C2, Cl. G, 8%,
4/25/25
637,944              618,906
Series 1995-C1, Cl. F, 6.90%,
2/25/27
350,652              329,778
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through
Certificates,
Series 1996-B, Cl. 1, 7.136%,
4/25/26(1)
1,386,878              965,614

----------
Total Mortgage-Backed Obligations (Cost
$6,203,379)
6,230,084
================================================================================================================================
Loan Participations--1.2%
--------------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 8.507%, 4/28/02 (representing a basket of
reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(1)(2) (Cost
$5,451,623)                                       5,360,000
4,095,144

                     Oppenheimer High Income
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
================================================================================================================================

Corporate Bonds and Notes--73.1%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.3%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts.,
11/1/08                                          $  900,000           $
897,750
--------------------------------------------------------------------------------------------------------------------------------
Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, Cl. 1,
1/1/01(1)
800,000              786,000
--------------------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B,
9/30/08(1)                   1,750,000            1,601,250
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts.,
4/15/09(1)                                          1,000,000
745,000
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts.,
1/15/06                                          700,000              472,500

----------

4,502,500
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--2.1%
Avecia Group plc, 11% Sr. Unsec. Nts.,
7/1/09
800,000              794,000
--------------------------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B,
12/1/07(1)                                       250,000               76,875
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts.,
11/1/07                                           500,000              470,000
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts.,
7/1/09
600,000              586,500
10.125% Sr. Unsec. Sub. Nts.,
7/1/09EUR
500,000              475,318
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec. Disc. Nts.,
13.09%, 12/31/09(3)         800,000              224,000
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A,
5/1/07
750,000              729,375
9.875% Sec. Nts., Series B,
5/1/07
600,000              583,500
10.875% Sr. Sub. Nts.,
5/1/09
300,000              282,750
--------------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts.,
10/15/07(1)                                            500,000
117,500
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts.,
6/15/07(4)                                      700,000              129,500
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc.:
8.75% Sr. Sub. Nts.,
3/1/08(1)
1,500,000              967,500
9% Sr. Unsec. Sub. Nts., Series B,
7/1/07
1,000,000              665,000
--------------------------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts.,
4/1/09(1)                                              500,000
352,500
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts.,
8/15/06
200,000               97,000
12.375% Sr. Sec. Nts., Series B,
7/15/06
600,000              555,000

----------

7,106,318

                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Consumer Non-Durables--1.4%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs.,
7/1/09(1)(5)                                      $1,080,000          $
410,400
--------------------------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts.,
7/1/08
1,000,000              776,250
--------------------------------------------------------------------------------------------------------------------------------
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B,
5/15/08                             752,000              715,340
--------------------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts.,
3/1/08                                             500,000
272,500
--------------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B,
8/1/08(1)(4)                         900,000                   90
--------------------------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B,
11/15/07                              425,000              189,125
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts.,
11/1/06                                              1,600,000
1,184,000
--------------------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts.,
12/15/05                                               1,000,000
976,250
--------------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts.,
7/1/08(4)                                   600,000               21,000

-----------

4,544,955
--------------------------------------------------------------------------------------------------------------------------------
Energy--5.1%
Belden & Blake Corp., 9.875% Sr. Sub. Nts.,
6/15/07                                                 500,000
435,000
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts.,
4/15/06
1,000,000            1,012,500
9.625% Sr. Unsec. Nts., Series B,
5/1/05
1,000,000            1,033,750
--------------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts.,
11/15/07                                 700,000              388,500
--------------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts.,
3/1/08                                                  800,000
698,000
--------------------------------------------------------------------------------------------------------------------------------
Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs.,
6/15/05(1)                               1,000,000              272,500
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts.,
11/15/09
800,000              797,000
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B,
5/1/05                                  2,400,000            2,580,000
--------------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B,
2/15/08                                 1,025,000              571,437
--------------------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B,
6/1/09
500,000              527,500
--------------------------------------------------------------------------------------------------------------------------------
Nuevo Energy Co., 9.375% Sr. Sub. Nts.,
10/1/10(6)
700,000              705,250
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts.,
6/1/08                                                 1,000,000
855,000
--------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B,
5/15/07                                          800,000              792,000
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Unsec. Nts.,
3/15/06                                                 1,000,000
1,185,000
--------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts.,
2/15/08                                                 1,600,000
1,240,000
--------------------------------------------------------------------------------------------------------------------------------
RBF Finance Co.:
11% Sr. Sec. Nts.,
3/15/06
1,000,000            1,162,500
11.375% Sr. Sec. Nts.,
3/15/09
500,000              580,000
--------------------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B,
11/15/03
225,000              232,875
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts.,
9/15/07
735,000              746,025
--------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts.,
2/15/08(5)                        1,325,000            1,093,125

-----------

16,907,962

                       Oppenheimer High Income
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal              Market Value

Amount                 See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Financial--1.7%
Americredit Corp., 9.875% Gtd. Sr. Nts.,
4/15/06                                             $      800,000
$  764,000
--------------------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A,
3/15/05                                           900,000              508,500
--------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, 12.50% Sr. Unsec. Nts.,
11/1/06
325,000              307,125
--------------------------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts.,
3/26/1998(1)(4)(7)IDR                         1,000,000,000
15,504
--------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts.,
7/18/07
517,000              431,695
--------------------------------------------------------------------------------------------------------------------------------
Finova Capital Corp., 7.25% Nts.,
11/8/04
1,000,000              601,060
--------------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts.,
3/1/07                                             600,000
633,000
--------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts.,
9/8/04(6)
800,000              804,000
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts.,
8/1/27(1)                                              450,000
267,750
--------------------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa, 24% Nts.,
6/19/03(4)(7)IDR
657,200,000                8,831
--------------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B,
4/1/08                   1,500,000            1,275,000
--------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts.,
11/1/04(4)(7)                                      240,000
73,200

----------

5,689,665
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.5%
Family Restaurants, Inc.:
9.75% Sr. Nts.,
2/1/02
1,300,000              357,500
10.875% Sr. Sub. Disc. Nts.,
2/1/04
100,000               20,500
--------------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B,
7/31/07                                      1,000,000              690,000
--------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts.,
10/15/07
325,000              307,125
--------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 10.50% Sr. Sec. Nts.,
9/15/02(6)
300,000              196,500

----------

1,571,625
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--1.1%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B,
7/1/08                                           700,000              488,250
--------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B,
12/15/07(5)                                501,000              383,265
--------------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B,
2/1/05                                       1,300,000            1,033,500
--------------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts.,
2/15/08                                        925,000              868,344
--------------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts.,
11/15/07                            1,175,000              781,375

----------

3,554,734

                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Forest Products/Containers--2.4%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05(1)(4)(7)                         $  200,000          $     9,000
--------------------------------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts.,
8/1/06
700,000              684,250
8.25% Sr. Unsec. Sub. Nts.,
8/1/08
800,000              774,000
--------------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts.,
3/15/04
1,700,000              722,500
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B,
6/15/07                                   300,000              190,500
--------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts.,
4/1/09                                     750,000              778,125
--------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts.,
6/1/04
450,000              465,750
10.625% Second Priority Sr. Sec. Nts.,
4/15/05
1,000,000            1,036,250
11.50% Sr. Sec. Nts.,
6/1/04
500,000              560,000
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts.,
8/1/07
1,000,000            1,005,000
10.875% Sr. Sub. Nts.,
4/1/08
500,000              452,500
--------------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts.,
12/15/06(8)
1,158,749            1,263,036

-----------

7,940,911
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--4.4%
Capital Gaming International, Inc., 11.50% Promissory Nts.,
8/1/1995(1)(4)(7)                         9,500                   --
--------------------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts.,
8/15/07
840,000              783,300
--------------------------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts.,
4/1/09                                     500,000              486,875
--------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts.,
4/15/09                                      800,000              740,000
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts.,
5/1/07                                                500,000
518,750
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B,
2/15/07                               1,000,000            1,015,000
--------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts.,
6/15/07                                               1,000,000
1,007,500
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts.,
8/15/08
1,500,000            1,515,000
--------------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts.,
3/1/06
1,000,000              965,000
--------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                              1,250,000            1,240,625
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts.,
1/1/09                               1,500,000            1,505,625
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts.,
4/1/08(5)
1,200,000              834,000
9.25% Sr. Nts.,
4/1/06
600,000              579,000
9.75% Sr. Nts.,
6/15/07
300,000              292,500
--------------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts.,
4/1/06                                            1,000,000
946,250
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
9.75% Sr. Sub. Nts.,
4/15/07
800,000              814,000
10.125% Sr. Sub. Nts.,
3/15/06
800,000              832,000
--------------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts.,
11/15/04                        500,000              492,500

-----------

14,567,925

                        Oppenheimer High Income
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Healthcare--2.3%
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series
B, 10/1/09          $  715,000          $   754,325
--------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts.,
2/1/08                                      2,525,000            2,304,062
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts.,
11/15/08(1)
300,000              301,500
9.75% Sr. Nts.,
11/15/08(6)
1,065,000            1,070,325
--------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts.,
2/15/09                                    919,000              974,140
--------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts.,
2/15/08                                         1,200,000              846,000
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.625% Sr. Sub. Nts.,
1/15/07
300,000              308,625
9.25% Sr. Nts.,
9/1/10
850,000              927,562
--------------------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts.,
10/1/09                                                 250,000
272,500

-----------

7,759,039
--------------------------------------------------------------------------------------------------------------------------------
Housing--1.1%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B,
12/15/06                            500,000              127,500
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts.,
2/1/09
500,000              452,500
9.75% Sr. Sub. Nts.,
9/15/10
900,000              850,500
--------------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts.,
2/15/10                                                600,000
519,000
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B,
9/1/07
1,400,000            1,270,500
9.25% Sr. Nts., Series B,
3/15/07
625,000              573,437

-----------

3,793,437
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--3.3%
Amkor Technologies, Inc.:
9.25% Sr. Unsec. Nts.,
5/1/06
800,000              758,000
10.50% Sr. Unsec. Sub. Nts.,
5/1/09
500,000              471,250
--------------------------------------------------------------------------------------------------------------------------------
Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B,
5/1/09                         1,000,000              872,500
--------------------------------------------------------------------------------------------------------------------------------
Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B,
8/1/09                           250,000              211,250
--------------------------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B,
11/15/05                                                500,000
462,500
--------------------------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Nts.,
10/1/07(6)                                            5,600,000
5,530,000
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts.,
10/1/07                       850,000              803,250
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts.,
2/1/08
750,000              699,375
9% Sr. Unsec. Sub. Nts.,
2/1/08
365,000              340,362
--------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Sub. Nts.,
7/1/10(6)                                     700,000              686,000
--------------------------------------------------------------------------------------------------------------------------------
Seagate Technology International, 12.50% Sr. Unsec. Sub. Nts.,
11/15/07(6)                          350,000              332,500

-----------

11,166,987

                     Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Manufacturing--1.9%
Actuant Corp., 13% Sr. Sub. Nts.,
5/1/09                                                         $
600,000           $  549,000
--------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts.,
2/1/11                                       1,200,000              699,000
--------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts.,
8/1/09
800,000              620,000
--------------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts.,
8/15/07                                                  400,000
102,000
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts.,
3/1/08                                  850,000              556,750
--------------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts.,
5/1/08
1,600,000              152,000
--------------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
8/1/07                                  250,000              188,750
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts.,
8/15/07
1,200,000            1,194,000
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B,
6/1/05                              500,000              490,000
--------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D,
8/1/07                                  700,000              591,500
--------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts.,
7/1/08                                          560,000              159,600
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B,
6/15/07                        560,000              495,600
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts.,
4/1/08(1)
400,000              346,500
8.875% Sr. Unsec. Sub. Nts., Series C,
4/1/08
400,000              346,500

----------

6,491,200
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.4%
AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E,
10/31/06(8)                                 148,500              165,206
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B,
6/15/07                               975,000            1,004,250
--------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Co., 9.25% Sr. Unsec. Sub. Nts.,
11/15/08                                      500,000              487,500
--------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts.,
7/1/08                                           900,000              726,750
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B,
3/15/09                        1,000,000              930,000
--------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 12% Sr. Sub. Nts., Series B,
5/15/04                                               400,000
410,000
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts.,
11/1/09                                    800,000              708,000
--------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs.,
6/15/07                                             200,000
182,250

----------

4,613,956

                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Media/Entertainment: Cable/Wireless Video--6.9%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts.,
5/1/09                                                                   $
360,000          $   295,200
8.125% Sr. Nts., Series B,
7/15/03
1,000,000              935,000
8.375% Sr. Nts., Series B,
2/1/08
1,000,000              865,000
9.25% Sr. Nts.,
10/1/02
390,000              382,200
9.875% Sr. Nts., Series B,
3/1/07
140,000              131,250
10.50% Sr. Unsec. Nts., Series B,
7/15/04
340,000              337,450
10.875% Sr. Unsec. Nts.,
10/1/10
250,000              242,500
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp.:
0%/9.92% Sr. Unsec. Disc. Nts.,
4/1/11(5)
3,150,000            1,834,875
8.25% Sr. Unsec. Nts.,
4/1/07
350,000              318,500
--------------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts.,
3/1/10                                                   750,000
341,250
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.875% Sr. Unsec. Debs.,
2/15/18
1,000,000              936,532
10.50% Sr. Sub. Debs.,
5/15/16(1)
250,000              272,500
--------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts.,
12/15/05                                 2,350,000            2,115,000
--------------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts.,
2/1/08(1)
400,000              328,000
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B,
3/1/08(5)                                  500,000              207,500
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts.,
2/1/09                                                1,000,000
975,000
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts.,
10/1/09                                   700,000              698,250
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.78% Sr. Nts.,
11/15/09(5)EUR
500,000              242,940
0%/12.375% Sr. Unsec. Nts., Series B,
10/1/08(5)
1,000,000              545,000
9.875% Sr. Unsec. Nts., Series B,
11/15/09EUR
600,000              474,614
11.50% Sr. Unsec. Nts., Series B,
10/1/08
1,600,000            1,420,000
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Nts., Series B,
4/15/09(5)GBP
3,225,000            2,119,702
10% Sr. Nts., Series B,
2/15/07
1,055,000              915,213
--------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts.,
7/15/07CAD                                             500,000
327,064
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts.,
4/15/09(5)
1,500,000              708,750
0%/9.875% Sr. Disc. Nts.,
4/15/09(5)GBP
1,300,000              917,567
11% Sr. Disc. Debs.,
10/1/07
990,000              886,050
11.25% Sr. Nts.,
11/1/08
1,990,000            1,786,025
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B,
2/15/08(5)               1,040,000              431,600
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B,
8/1/09                    1,400,000              903,000

-----------

22,893,532
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--1.6%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B,
1/15/09                                  1,250,000            1,100,000
--------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 9.375% Gtd. Sr. Sub. Nts., Series B,
2/1/09(4)(7)                          1,250,000              331,250
--------------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds,
6/24/10(6)
414,526              402,319
--------------------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc, 0%/10.75% Bonds,
3/15/08(5)GBP                                           1,200,000
1,057,610
--------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts.,
12/1/06                                             815,000
843,525
--------------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B,
12/15/08                                   500,000              352,500
--------------------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts.,
3/1/09                                                 250,000
243,438
--------------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts.,
11/15/09
1,000,000              806,250

                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Media/Entertainment: Diversified Media  (continued)
Ziff Davis Media, Inc., 12% Sr. Sub. Nts.,
7/15/10(6)                                            $  200,000           $
158,000

----------

5,294,892
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--11.7%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts.,
8/1/09
200,000              150,000
13% Sr. Unsec. Nts.,
5/1/08EUR
1,200,000              878,810
--------------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts.,
11/1/07                                     1,000,000              385,000
--------------------------------------------------------------------------------------------------------------------------------
Colo.com, Units (each unit consists of $1,000 principal amount of 13.875% sr.
nts.,
3/15/10 and one warrant to purchase 19.9718 shares of common stock at $.01
per share)(6)(9)         600,000              381,000
--------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts.,
12/15/06(5)
1,775,000            1,615,250
7.625% Bonds,
7/31/08DEM
1,675,000              735,740
10.125% Sr. Nts.,
11/30/07GBP
200,000              304,735
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts.,
12/15/07                                          800,000              684,000
--------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts.,
3/15/08(5)                            1,000,000              125,000
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Unsec. Nts.,
12/1/07(1)
1,000,000              705,000
--------------------------------------------------------------------------------------------------------------------------------
ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts.,
11/1/09EUR                                  500,000              576,320
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Nts.,
12/15/09EUR
1,000,000              805,107
10.75% Sr. Unsec. Sub. Nts.,
12/15/09
250,000              216,250
11.25% Sr. Nts.,
7/1/08
1,900,000            1,700,500
11.625% Sr. Nts.,
7/15/10(6)
1,300,000            1,163,500
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts.,
4/15/08(5)                                  500,000               57,500
--------------------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts.,
3/30/10(1)EUR
250,000              183,086
11.625% Sr. Unsec. Nts.,
3/30/10
250,000              196,250
--------------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts.,
2/15/08(5)
200,000               85,000
11.875% Sr. Unsec. Nts., Series B,
1/15/10
1,000,000              685,000
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd.:
9.125% Sr. Unsec. Nts.,
11/15/06
1,000,000              962,500
9.625% Sr. Unsec. Nts.,
5/15/08
2,000,000            1,890,000
--------------------------------------------------------------------------------------------------------------------------------
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds,
12/1/06EUR                                       350,000              133,089
--------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/12.75% Sr. Sub. Nts.,
11/15/07(1)(4)(5)(7)                       1,250,000               13,750
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B,
3/1/09(5)
1,200,000              486,000
8.875% Sr. Nts.,
11/1/07
460,000              324,300
--------------------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Unsec. Nts.,
12/15/09EUR
2,000,000            1,211,181
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts.,
2/15/08(5)                           1,900,000              133,000
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts.,
12/1/08(5)
1,100,000              599,500
9.125% Sr. Unsec. Nts.,
5/1/08
1,500,000            1,218,750
11% Sr. Unsec. Nts.,
3/15/08
1,750,000            1,548,750
11.25% Sr. Unsec. Nts.,
3/15/10
500,000              437,500
--------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 8.125% Sr. Unsec. Nts.,
2/15/09                                                  1,300,000
1,121,250

                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Media/Entertainment: Telecommunications  (continued)
Metromedia Fiber Network, Inc.:
10% Sr. Nts.,
12/15/09
$1,250,000          $ 1,043,750
10% Sr. Nts.,
12/15/09EUR
500,000              399,056
10% Sr. Unsec. Nts., Series B,
11/15/08
1,600,000            1,336,000
--------------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts.,
9/30/07(5)                   214,074              100,615
--------------------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Holding Corp., 13% Sr. Unsec. Nts.,
4/1/10                        1,200,000              540,000
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 0%/11% Sr. Disc. Nts.,
11/1/07(5)DEM
500,000              150,016
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.125% Sr. Nts., Series B,
6/15/09                                         1,350,000            1,086,750
--------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10                                        800,000               60,000
--------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., 13% Sr. Nts.,
8/15/10(6)
1,000,000              705,000
--------------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., 13% Sr. Nts., Series B,
2/15/05(4)
750,000              468,750
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts.,
12/1/06EUR
1,000,000              286,365
11% Sr. Nts.,
8/1/09
1,000,000              265,000
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts.,
10/15/07(5)                      500,000              458,631
--------------------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts.,
1/15/10
500,000              257,500
--------------------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B,
2/15/10                                800,000              188,000
--------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
10.50% Sr. Unsec. Nts.,
11/5/08
1,000,000               70,000
12.875% Sr. Unsec. Nts.,
3/1/10
1,000,000               65,000
--------------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts.,
12/1/09EUR
1,200,000            1,002,745
--------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07
400,000               54,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts.,
7/15/08
700,000              647,500
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B,
11/1/09(5)                                            1,000,000
310,000
10.875% Sr. Nts.,
8/1/09EUR
250,000              151,398
11.25% Sr. Nts., Series B,
11/1/09EUR
500,000              302,795
--------------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International BV, 11.875% Sr. Nts.,
7/15/09                                        800,000              484,000
--------------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International NV, 11.25% Sr. Nts.,
3/30/10EUR                                      600,000              360,538
--------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts.,
4/15/08
600,000              183,000
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B,
3/1/05(5)                               2,100,000              493,500
--------------------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts.,
10/1/09
3,000,000            2,250,000
11.70% Sr. Unsec. Nts.,
8/1/08(6)
2,000,000            1,610,000
--------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts.,
4/15/10                                              700,000
465,500
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
9% Sr. Unsec. Nts.,
3/15/08
800,000              620,000
9.625% Sr. Nts.,
10/1/07
500,000              402,500
10.75% Sr. Unsec. Nts.,
11/15/08
400,000              332,000

-----------

38,862,527

                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Media/Entertainment: Wireless Communications--10.1%
AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts.,
10/1/09(5)                                     $  800,000           $  460,000
--------------------------------------------------------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc., 0%/12.875% Sr. Unsec. Disc. Nts.,
2/15/10(5)                            200,000               94,000
--------------------------------------------------------------------------------------------------------------------------------
Arch Communications, Inc., 12.75% Sr. Nts.,
7/1/07                                                  200,000
69,000
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts.,
10/1/07(1)(4)(5)(7)                     1,834,000               13,755
--------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts.,
12/15/08                                           800,000
756,000
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts.,
5/15/11(5)
700,000              474,250
0%/10.625% Sr. Unsec. Disc. Nts.,
11/15/07(5)
940,000              756,700
9% Sr. Nts.,
5/15/11
750,000              729,375
10.75% Sr. Nts.,
8/1/11
1,200,000            1,254,000
--------------------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts.,
4/15/08(5)                                   1,000,000              387,500
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts.,
2/1/10
1,200,000              450,000
--------------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of
0%/14%
sr. disc. nts., 10/1/10 and one warrant to purchase 12.9 shares of Cl. A common stock
at $5.88 per
share)(5)(6)(9)
1,300,000              539,500
--------------------------------------------------------------------------------------------------------------------------------
IPCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14%
sr. disc. nts.,
7/15/10 and one warrant to purchase 2,971,830 shares of common
stock)(5)(6)(9)                      750,000              303,750
--------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 12.50% Sr. Nts.,
4/15/10                                         550,000              321,750
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/12% Sr. Unsec. Disc. Nts.,
6/1/09(5)
1,000,000              670,000
0%/14% Sr. Disc. Nts., Series B,
6/1/06(5)
700,000              672,000
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts.,
6/1/06(5)                             300,000              237,000
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts.,
10/31/07(5)
250,000              185,625
0%/10.65% Sr. Disc. Nts.,
9/15/07(5)
2,000,000            1,585,000
9.375% Sr. Unsec. Nts.,
11/15/09
2,100,000            1,963,500
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts.,
9/15/09(6)
2,200,000            2,475,000
--------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts.,
8/15/04(1)(4)                                600,000               63,000
--------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts.,
1/15/07(1)(5)                              1,150,000              304,750
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
3/15/08(5)                                 2,400,000            1,284,000
--------------------------------------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA, 11.25% Sr. Sub. Nts.,
12/1/09EUR            400,000              356,782
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B,
12/15/06
800,000              814,000
11.75% Sr. Sub. Nts.,
7/15/07
425,000              452,625
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts.,
5/31/09(6)(8)
447,513              461,332
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B,
5/15/08                                     1,900,000            1,757,500
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts.,
3/1/08(5)                                 2,820,000            2,199,600
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts.,
4/15/09(5)
675,000              371,250
0%/12% Sr. Disc. Nts.,
7/15/08(5)
1,640,000            1,016,800
10.75% Sr. Unsec. Nts., Series B,
3/15/10
500,000              466,250
--------------------------------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts.,
4/15/09(5)
800,000              551,000
10.625% Sr. Unsec. Sub. Nts.,
7/15/10
1,600,000            1,632,000

                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Media/Entertainment: Wireless Communications  (continued)
Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts.,
5/15/09(5)                               $  800,000          $   552,000
--------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts.,
5/1/08(5)                                      600,000              477,000
--------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B,
11/1/09(5)                     2,500,000            1,150,000
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts.,
11/15/09                                     5,016,311            5,398,805

-----------

33,706,399
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--1.6%
AEI Resources, Inc., 11.50% Sr. Sub. Nts.,
12/15/06(1)
750,000               11,250
--------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp.:
7.875% Sr. Unsec. Nts.,
2/15/09
500,000              446,250
9.125% Sr. Nts.,
12/15/06
1,200,000            1,149,000
--------------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B,
4/1/09                          500,000              422,500
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B,
5/15/08(1)                              1,500,000              783,750
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts.,
2/1/08(1)                             400,000              274,000
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts.,
2/1/03                                      600,000              411,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts.,
7/15/08(5)                                    1,000,000              275,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts.,
12/1/07
740,000              595,700
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D,
3/1/09                                     600,000              243,000
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B,
5/15/08                                    800,000              801,000
--------------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC/RTI Capital Corp., 13.75% Sr. Sec.
Nts., 7/15/09            500,000               52,500

-----------

5,464,950
--------------------------------------------------------------------------------------------------------------------------------
Retail--0.7%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
5/1/08(5)                                         2,000,000
1,020,000
--------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs.,
5/1/08
900,000              787,500
--------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts.,
5/1/08                                                  600,000
537,000

-----------

2,344,500
--------------------------------------------------------------------------------------------------------------------------------
Service--3.6%
Allied Waste North America, Inc.:
7.625% Sr. Nts., Series B,
1/1/06
800,000              762,000
7.875% Sr. Unsec. Nts., Series B,
1/1/09
500,000              466,250
10% Sr. Unsec. Sub. Nts., Series B,
8/1/09
2,500,000            2,368,750
--------------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B,
10/15/08                     500,000              483,750
--------------------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts.,
3/15/08(1)(5)                                          450,000
33,188
--------------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts.,
3/15/08(1)
940,000              314,900
--------------------------------------------------------------------------------------------------------------------------------
Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts.,
2/15/08                                     1,000,000              903,750
--------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B,
12/1/07(1)                                        350,000              159,250
--------------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
3/1/07(1)
625,000              515,625
--------------------------------------------------------------------------------------------------------------------------------
Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B,
2/1/09                          600,000              537,000

                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Service  (continued)
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B,
4/1/09                                    $  650,000          $   510,250
--------------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts.,
2/15/09                                     750,000              678,750
--------------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2,
8/13/10(1)                                  1,500,000            1,132,969
--------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., 7.375% Sr. Unsec. Nts.,
8/15/05(1)                                          1,200,000
774,000
--------------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B,
11/15/09                                  700,000              731,500
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B,
4/1/09
350,000              264,250
9.25% Sr. Unsec. Sub. Nts., Series B,
1/15/09
1,700,000            1,300,500

-----------

11,936,682
--------------------------------------------------------------------------------------------------------------------------------
Transportation--4.9%
America West Airlines, Inc., 10.75% Sr. Nts.,
9/1/05                                              1,000,000
875,000
--------------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts.,
12/15/05(1)
800,000              668,000
10.50% Sr. Nts.,
8/1/04(1)
1,200,000            1,069,500
--------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts.,
4/15/08(1)
1,325,000            1,305,125
9.375% Sr. Unsec. Nts.,
11/15/06
1,000,000              985,000
10.75% Sr. Nts.,
8/1/05
700,000              724,500
--------------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts.,
4/1/06                                                1,200,000
330,000
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B,
5/1/09
1,300,000            1,085,500
9% Sr. Sub. Nts., Series B,
5/1/09EUR
300,000              233,786
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts.,
8/15/08                               915,000              910,425
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts.,
7/15/06                                        600,000              453,000
--------------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts.,
8/1/05(1)                                                500,000
150,000
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of
11.675% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase
five shares of common
stock)(2)(9)
700,000              367,500
--------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07(6)                     1,000,000              495,000
--------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D,
6/15/07                          2,125,000            1,455,625
--------------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts.,
12/31/07(1)                                    285,079              129,711
--------------------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts.,
2/15/08
1,500,000              990,000
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B,
10/15/09                                     800,000              392,000
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc.:
11.50% Sr. Sec. Nts.,
12/15/04(10)
950,000              517,750
14% Lease Equipment Trust,
7/2/08(1)
775,535              643,694
--------------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts., Series
B, 12/15/03           2,600,000            2,626,000

-----------

16,407,116

                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Market Value

Amount             See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Utility--2.0%
AES Corp. (The), 9.375% Sr. Unsec. Nts.,
9/15/10                                                 $1,100,000         $
1,130,250
--------------------------------------------------------------------------------------------------------------------------------
AES Drax Energy Ltd., 11.50% Sr. Sec. Bonds,
8/30/10(6)                                           1,000,000
1,070,000
--------------------------------------------------------------------------------------------------------------------------------
Azurix Corp., 10.75% Sr. Unsec. Nts., Series B,
2/15/10                                             300,000
295,500
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75% Sr. Nts.,
7/15/07
545,000              525,051
--------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts.,
10/15/07                                                2,000,000
2,086,030
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E,
5/1/11(11)                              555,000              609,304
--------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B,
12/30/11                             1,000,000              942,370

------------

6,658,505

------------
Total Corporate Bonds and Notes (Cost
$297,118,382)
243,780,317

Shares
================================================================================================================================

Preferred Stocks--4.6%
--------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
Non-Vtg.(8)                                              11,006
13,757
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series
A(1)(8)
97,034            2,425,850
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7% Cv.,
Non-Vtg.
27,000            2,067,187
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable,
Non-Vtg.(8)
1,395            1,194,469
13% Sr. Exchangeable,
Non-Vtg.(8)
1,213            1,094,732
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg.(1)(8)                                     496               35,960
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg.(1)(7)                       8,000              131,000
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A,
Non-Vtg.(1)                                  20                  302
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50% Sr.
Exchangeable(8)
7,500              661,875
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable,
Non-Vtg.(8)
342                   34
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable, Series
B(8)                                     1,033              519,083
--------------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
Non-Vtg.(7)(8)                        7,274                  909
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E,
Non-Vtg.(8)                              1,431            1,219,928
--------------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series
A(1)(7)(8)                                 16,406               82,030
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
Non-Vtg.(1)(8)                                54              492,750
--------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H,
Non-Vtg.
10,000              751,250
9.20% Exchangeable, Series F,
Non-Vtg.
2,500              195,625
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B,
Non-Vtg.(8)                                         1,740            1,396,350
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75%
Exchangeable(6)
55              166,375
13.75% Exchangeable, Series B,
Non-Vtg.(8)
196              592,900
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series
A(6)                                    10,000              805,000
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
13.50% Sr., Series
E(8)
693              320,513
14% Cum. Sr. Exchangeable
Redeemable(8)
36,874            1,115,439

-----------
Total Preferred Stocks (Cost
$21,335,470)
15,283,318

                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares          See Note 1

================================================================================================================================
Common Stocks--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Aurora Foods,
Inc.(1)(7)
12,397             $ 15,109
--------------------------------------------------------------------------------------------------------------------------------
Celcaribe
SA(6)(7)
121,950              198,169
--------------------------------------------------------------------------------------------------------------------------------
ECM Fund, Limited Partnership
Interest(1)
150              131,437
--------------------------------------------------------------------------------------------------------------------------------
Equitable Bag,
Inc.(1)(7)
3,723                3,723
--------------------------------------------------------------------------------------------------------------------------------
Forest Oil
Corp.(7)
5,000              184,375
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications,
Inc.(1)(7)
226                    2
--------------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding,
Inc.(7)
56                   --
--------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings
Ltd.(7)
42,107              147,375
--------------------------------------------------------------------------------------------------------------------------------
OpTel, Inc.,
Non-Vtg.(1)(7)
945                    9
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl.
C(1)(7)
7,250               36,250
--------------------------------------------------------------------------------------------------------------------------------
WRC Media
Corp.(1)(7)
1,353                   14

--------
Total Common Stocks (Cost
$747,513)
716,463

Units
================================================================================================================================

Rights, Warrants and Certificates--0.4%
--------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp.
11/1/06
500               15,250
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp.
10/1/07(6)
1,434                  896
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp.
6/16/07(1)
62,000               18,600
--------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. Wts., Exp.
10/1/09(1)                                  1,100               13,200
--------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp.
9/15/05
660               21,935
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp.
12/15/07(1)
750              322,781
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp.
4/1/08(1)
2,000               21,000
--------------------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp.
9/30/08
1,750                   --
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp.
3/1/08(1)
1,500               12,188
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp.
11/1/05(1)
475                1,711
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp.
12/1/07(1)
1,000              110,125
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp.
7/15/05(1)
52,500                  525
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp.
1/1/01
15,626               18,556
--------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp.
1/23/03
8,351                   --
Exp.
1/23/03(1)
4,766                   48
Exp.
9/1/04
14,000                   --
--------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp.
9/15/05
5,940                  757
--------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp.
5/16/06(1)
10,561                2,640
Exp.
5/16/06
16                   18
--------------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp.
8/31/02
950                   --
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp.
8/15/07(1)
765                  765
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp.
4/15/08(1)
2,455                5,065
--------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp.
4/15/10(1)                                                 550
2,269
--------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp.
4/13/08(1)
800                   80
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp.
1/15/07(1)                                                 800
4,150

                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Units               See Note 1
================================================================================================================================

Rights, Warrants and Certificates  (continued)
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp.
6/1/06(1)                                               3,200         $
132,592
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp.
7/15/05(1)
1,500                   15
--------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp.
8/15/10
1,000                3,125
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp.
9/19/10
20,000               96,250
--------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp.
3/31/03(1)
170                    9
--------------------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc. Wts.:
Exp.
11/1/03(1)
28,000               49,000
Exp.
6/30/05(1)
1,600                  160
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp. Wts., Exp.
5/1/09(6)
1,000              488,750
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp.
5/31/04(1)
121,440                1,214
--------------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp.
7/15/09(1)                                           500                    5
--------------------------------------------------------------------------------------------------------------------------------
Telergy, Inc. Wts., Exp.
9/25/10(1)
2,019                   20
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp.
3/1/05(1)
5,250               47,906

------------
Total Rights, Warrants and Certificates (Cost
$249,248)
1,391,605

Principal

Amount
================================================================================================================================

Structured Instruments--1.2%
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., High Yield Bond Index Linked Nts.:
10%,
2/16/01
$ 3,000,000            2,713,500
10%,
3/14/01
1,500,000            1,344,000

------------
Total Structured Instruments (Cost
$4,500,000)
4,057,500

================================================================================================================================
Repurchase Agreements--15.1%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $50,271,994 on 1/2/01, collateralized by Government National
Mortgage Assn.,
6.50%--8.50%, 2/15/27--12/20/30, with a value of $59,067,009 (Cost
$50,238,000)                  50,238,000           50,238,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$386,833,352)
98.0%         326,797,842
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of
Liabilities
2.0            6,734,699

------------         ------------
Net
Assets
100.0%        $333,532,541

============         ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   CAD--Canadian Dollar   DEM--German Mark
   EUR--Euro              GBP--British Pound Sterling     IDR--Indonesian
Rupiah
1. Identifies issues considered to be illiquid or restricted--See Note 7 of
Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Zero-coupon bond reflects the effective yield on the date of purchase.
4. Issuer is in default.
5. Denotes a step bond: a zero-coupon bond that converts to a fixed or variable
interest rate at a designated future date.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have
been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $20,748,166 or 6.22% of the Fund's net assets as of December 31, 2000.
7. Non-income-producing security.
8. Interest or dividend is paid in kind.
9. Units may be comprised of several components, such as debt and equity and/or
warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
10. Securities with an aggregate market value of $517,750 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Assets
Investments, at value (including repurchase agreement of $50,238,000)
(cost $386,833,352)--see accompanying
statement
$326,797,842
--------------------------------------------------------------------------------------------------------------------------------
Cash
22,848
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal
paydowns
7,186,708
Shares of beneficial interest
sold
459,147
Other
4,964

-----------
Total
assets
334,471,509
================================================================================================================================
Liabilities
Unrealized depreciation on foreign currency
contracts
231,826
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest
redeemed
466,274
Daily variation on futures
contracts
192,431
Closed foreign currency
contracts
14,538
Transfer and shareholder servicing agent
fees
1,112
Trustees'
compensation
1,033
Other
31,754

------------
Total
liabilities
938,968
================================================================================================================================
Net
Assets
$333,532,541

============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest
$     35,997
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in
capital
382,737,169
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
income
34,837,377
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                       (24,044,477)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
currencies
(60,033,525)

------------
Net assets--applicable to 35,996,926 shares of beneficial interest
outstanding                                      $333,532,541

============
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per
Share                                                   $9.27

See accompanying Notes to Financial Statements.

                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Investment Income
Interest (net of foreign withholding taxes of
$7,257)                                                               $
34,666,883
--------------------------------------------------------------------------------------------------------------------------------
Dividends
2,367,815

------------
Total
income
37,034,698
================================================================================================================================
Expenses
Management
fees
2,436,299
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and
expenses
21,638
--------------------------------------------------------------------------------------------------------------------------------
Trustees'
compensation
5,275
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees
3,029
--------------------------------------------------------------------------------------------------------------------------------
Other
119,452

------------
Total
expenses
2,585,693
Less expenses paid
indirectly
(9,325)

------------
Net
expenses
2,576,368
================================================================================================================================
Net Investment
Income
34,458,330
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments
(12,865,761)
Closing of futures
contracts
(311,826)
Foreign currency
transactions
568,453

------------
Net realized
loss
(12,609,134)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments
(33,314,922)
Translation of assets and liabilities denominated in foreign
currencies                                               (1,145,911)

------------
Net
change
(34,460,833)

------------
Net realized and unrealized
loss
(47,069,967)
================================================================================================================================
Net Decrease in Net Assets Resulting from
Operations
$(12,611,637)

============

See accompanying Notes to Financial Statements.

                     Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000                  1999
================================================================================================================================

Operations
Net investment
income
$ 34,458,330         $ 32,738,738
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
(12,609,134)          (5,996,441)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)
(34,460,833)         (12,106,097)

------------         ------------
Net increase (decrease) in net assets resulting from
operations                                 (12,611,637)          14,636,200
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment
income
(33,307,606)         (23,246,834)
================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest
transactions                       38,623,186           20,876,575
================================================================================================================================
Net Assets
Total increase
(decrease)
(7,296,057)          12,265,941
--------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
340,828,598          328,562,657

------------         ------------
End of period (including undistributed net investment
income of $34,837,377 and $32,932,864,
respectively)                                           $333,532,541
$340,828,598

============         ============

See accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                               Year Ended
December 31,
                                                               2000
1999          1998          1997          1996
================================================================================================================================

Per Share Operating Data
Net asset value, beginning of period
$10.72         $11.02        $11.52        $11.13        $10.63
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
1.00           1.01           .95           .94           .97
Net realized and unrealized gain (loss)
(1.36)          (.55)         (.90)          .37           .58
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations
(.36)           .46           .05          1.31          1.55
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
(1.09)          (.76)         (.25)         (.91)        (1.05)
Distributions from net realized gain
--             --          (.30)         (.01)           --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders
(1.09)          (.76)         (.55)         (.92)        (1.05)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $
9.27         $10.72        $11.02        $11.52        $11.13

======         ======        ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)
(3.74)%         4.29%         0.31%        12.21%        15.26
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                       $333,533
$340,829      $328,563      $291,323      $191,293
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $329,260
$340,519      $322,748      $223,617      $157,203
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income
10.47%          9.61%         8.65%         8.88%         9.18%
Expenses
0.79%          0.75%         0.78%(3)      0.82%(3)      0.81%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
31%            33%          161%          168%          125%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total
returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer
Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high yield, fixed income securities. The Trust's investment advisor is
OppenheimerFunds, Inc. (the Manager). The following is a summary of significant
accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange
rates. The structured notes are leveraged, which increases the notes'
volatility
relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 2000, the market value of these securities comprised 1.2% of the Fund's net assets and resulted in unrealized losses in the current period of $442,500. The Fund also hedges a portion of the
foreign currency exposure generated by these securities, as discussed in Note
5.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk
of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities
whose issuers subsequently default. As of December 31, 2000, securities with an
aggregate market value of $1,147,630, representing 0.34% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Fund had available for federal income tax purposes
unused capital loss carryovers as follows:

                Expiring
                --------------------------------------------

                    2006                         $ 3,401,577
                    2007                           4,933,260
                    2008                          11,572,833

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
(loss)
for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its
ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed
may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in undistributed net investment income of $753,789. Accumulated net realized loss on investments was increased by the same amount. Net assets of the
Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is
accreted over the life of the respective securities, in accordance with federal
income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at
the current market value of the underlying security. Interest on payment-in-kind
debt instruments is accrued as income at the coupon rate and a market adjustment
is made periodically.
     The Fund will adopt the provisions of the AICPA Audit and Accounting
Guide
for Investment Companies, as revised, effective for fiscal years beginning after
December 15, 2000. As required, the Fund will begin amortizing premiums on debt
securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result
in a $409,614 decrease to cost of securities and a corresponding $409,614 decrease in net unrealized depreciation, based on securities held as of
December
31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

                    Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31,
2000              Year Ended December 31, 1999

-----------------------------------       ---------------------------------
                                                      Shares
Amount                Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------

Sold                                                   14,844,051         $
144,443,891          13,810,332        $ 149,141,858
Dividends and/or distributions reinvested               3,447,992
33,307,606           2,201,405           23,246,834
Redeemed                                              (14,076,683)
(139,128,311)        (14,037,090)        (151,512,117)
                                                      -----------
-------------         -----------        -------------
Net increase                                            4,215,360         $
38,623,186           1,974,647        $  20,876,575
                                                      ===========
=============         ===========        =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$104,563,318 and $93,055,987, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $389,350,679 was:

            Gross unrealized appreciation           $  6,216,418
            Gross unrealized depreciation            (68,769,255)
                                                    -------------
            Net unrealized depreciation             $(62,552,837)
                                                    =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million,
0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The
Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.74%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign
currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by
a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
Investments
where applicable.

                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts  (continued)
As of December 31, 2000, the Fund had outstanding foreign currency contracts as
follows:

                                                         Expiration
Contract             Valuation as of     Unrealized
Contract Description                                     Date
Amount (000s)        December 31, 2000   Depreciation
---------------------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------

British Pound Sterling (GBP)                              6/5/01
2,785 GBP            $4,168,035              $169,608
Canadian Dollar (CAD)                                     4/2/01
540 CAD               360,142                 4,879
Euro (EUR)                                               2/12/01
1,165 EUR             1,095,936                57,339

--------
Total Unrealized
Depreciation
$231,826

========

================================================================================
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities
"interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains
and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
     Risks of entering into futures contracts (and related options) include the
possibility that there may be an illiquid market and that a change in the value
of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Fund had outstanding futures contracts as follows:

Unrealized
                                                     Expiration
Number of          Valuation as of        Appreciation
Contract Description                                 Date
Contracts          December 31, 2000      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------

Nasdaq 100 Index                                     3/15/01
12                 $2,849,400                  $161,400
Standard & Poor's 500 Index                          3/15/01
10                  3,337,500                   (52,500)
U.S. Treasury Nts., 10 yr.                           3/21/01
35                  3,670,078                   114,844

--------

$223,744

========

                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
7. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may
have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more
than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was
$29,629,457,
which represents 8.88% of the Fund's net assets, of which $3,220,797 is considered restricted. Information concerning restricted securities is as follows:

Valuation Per         Unrealized
                                                  Acquisition
Cost Per           Unit as of            Appreciation
Security                                          Date
Unit               December 31, 2000     (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Bonds
-----

Trans World Airlines, Inc., 14% Lease
Equipment Trust, 7/2/08                           3/19/98
101.00%               83.00%             $(139,596)

Stocks and Warrants
-------------------
CGA Group Ltd., Preferred Stock, Series A         6/17/98-12/29/98
$   24.97-25.03        $ 25.00                   (110)
CGA Group Ltd. Wts., Exp. 6/16/07
6/17/97                       0.00                 0.30                 18,600
ECM Fund, Limited Partnership Interest            4/14/92
1,000.00               876.00                (18,563)
Geotek Communications, Inc.
4/6/00                       0.00                 0.01                      2
Real Time Data Co. Wts., Exp. 5/31/04
6/30/99                       0.01                 0.01                     --

                        Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer High Income Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer High Income Fund/VA (which is a series of Oppenheimer Variable
Account Funds), including the statement of investments, as of December 31,
2000,
and the related statement of operations for the year then ended, the statements
of changes in net assets for each of the two years in the period then ended,
and
the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with auditing standards generally
accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles
used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Income Fund/VA as of December 31, 2000, the
results
of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for
each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
================================================================================================================================

Common Stocks--95.0%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.4%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
Air Products & Chemicals,
Inc.
12,000          $   492,000
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical
Co.
15,200              556,700
--------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours &
Co.
71,500            3,454,344
--------------------------------------------------------------------------------------------------------------------------------
Ecolab,
Inc.
6,900              297,994
--------------------------------------------------------------------------------------------------------------------------------
Engelhard
Corp.
6,300              128,362
--------------------------------------------------------------------------------------------------------------------------------
Union Carbide
Corp.
20,500            1,103,156
--------------------------------------------------------------------------------------------------------------------------------
Universal
Corp.
3,500              122,500

-----------

6,155,056
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.5%
AK Steel Holding
Corp.
16,700              146,125
--------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminium
Ltd.
8,800              300,850
--------------------------------------------------------------------------------------------------------------------------------
Alcoa,
Inc.
107,800            3,611,300
--------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology
Corp.
4,300              150,500
--------------------------------------------------------------------------------------------------------------------------------
Inco
Ltd.(1)
37,900              635,204
--------------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum
Co.
7,500              185,625

-----------

5,029,604
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Pactiv
Corp.(1)
22,800              282,150
--------------------------------------------------------------------------------------------------------------------------------
Rayonier,
Inc.
8,000              318,500
--------------------------------------------------------------------------------------------------------------------------------
Westvaco
Corp.
7,000              204,312
--------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser
Co.
36,300            1,842,225

-----------

2,647,187
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--8.9%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.0%
Boeing
Co.
125,800            8,302,800
--------------------------------------------------------------------------------------------------------------------------------
General Dynamics
Corp.
12,000              936,000
--------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin
Corp.
15,000              509,250

-----------

9,748,050
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--4.3%
Amphenol Corp., Cl.
A(1)
4,800              188,100
--------------------------------------------------------------------------------------------------------------------------------
AVX
Corp.
68,900            1,128,237
--------------------------------------------------------------------------------------------------------------------------------
Emerson Electric
Co.
40,400            3,184,025
--------------------------------------------------------------------------------------------------------------------------------
General Electric
Co.
681,300           32,659,819
--------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology,
Inc.(1)
34,100            1,129,562
--------------------------------------------------------------------------------------------------------------------------------
Kemet
Corp.(1)
11,600              175,450
--------------------------------------------------------------------------------------------------------------------------------
Molex, Inc., Cl.
A
38,150              970,441
--------------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies,
Inc.(1)
9,400              549,900
--------------------------------------------------------------------------------------------------------------------------------
Rockwell International
Corp.
25,600            1,219,200
--------------------------------------------------------------------------------------------------------------------------------
SPX
Corp.(1)
9,200              995,325
--------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies,
Inc.
7,925              285,300
--------------------------------------------------------------------------------------------------------------------------------
Technitrol,
Inc.
2,900              119,262
--------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology,
Inc.(1)
53,600              810,700

-----------

43,415,321

              Oppenheimer Main Street Growth & Income
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Industrial Services--0.2%
Forrester Research,
Inc.(1)
7,400          $   370,462
--------------------------------------------------------------------------------------------------------------------------------
Miller (Herman),
Inc.
18,300              526,125
--------------------------------------------------------------------------------------------------------------------------------
Quanta Services,
Inc.(1)
8,500              273,594
--------------------------------------------------------------------------------------------------------------------------------
Robert Half International,
Inc.(1)
15,400              408,100
--------------------------------------------------------------------------------------------------------------------------------
Waste Connections,
Inc.(1)
6,000              198,375

-----------

1,776,656
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--3.4%
American Standard Cos.,
Inc.(1)
75,000            3,698,437
--------------------------------------------------------------------------------------------------------------------------------
Avery-Dennison
Corp.
36,400            1,997,450
--------------------------------------------------------------------------------------------------------------------------------
Ball
Corp.
2,300              105,944
--------------------------------------------------------------------------------------------------------------------------------
Bemis Co.,
Inc.
9,000              302,062
--------------------------------------------------------------------------------------------------------------------------------
Cooper Industries,
Inc.
13,900              638,531
--------------------------------------------------------------------------------------------------------------------------------
Corning,
Inc.
40,300            2,128,344
--------------------------------------------------------------------------------------------------------------------------------
Deere &
Co.
13,200              604,725
--------------------------------------------------------------------------------------------------------------------------------
Dover
Corp.
53,400            2,166,037
--------------------------------------------------------------------------------------------------------------------------------
Honeywell International,
Inc.
40,475            1,914,973
--------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works,
Inc.
17,800            1,060,212
--------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit,
Inc.(1)
20,000              507,500
--------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International,
Inc.(1)
6,000              326,250
--------------------------------------------------------------------------------------------------------------------------------
Microchip Technology,
Inc.(1)
12,050              264,347
--------------------------------------------------------------------------------------------------------------------------------
Millipore
Corp.
2,600              163,800
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing
Co.
31,900            3,843,950
--------------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin
Corp.
7,600              335,350
--------------------------------------------------------------------------------------------------------------------------------
Plexus
Corp.(1)
9,000              273,516
--------------------------------------------------------------------------------------------------------------------------------
Sanmina
Corp.(1)
11,300              865,862
--------------------------------------------------------------------------------------------------------------------------------
Solectron
Corp.(1)
11,000              372,900
--------------------------------------------------------------------------------------------------------------------------------
Tektronix,
Inc.
35,200            1,185,800
--------------------------------------------------------------------------------------------------------------------------------
Tyco International
Ltd.
191,966           10,654,113
--------------------------------------------------------------------------------------------------------------------------------
United Technologies
Corp.
14,500            1,140,062

-----------

34,550,165
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--4.2%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.5%
AT&T
Corp.
397,800            6,886,912
--------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl.
A(1)
14,900            1,251,600
--------------------------------------------------------------------------------------------------------------------------------
BroadWing,
Inc.
13,600              310,250
--------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems,
Inc.(1)
17,600            1,615,900
--------------------------------------------------------------------------------------------------------------------------------
Comverse Technology,
Inc.(1)
6,200              673,475
--------------------------------------------------------------------------------------------------------------------------------
Efficient Networks,
Inc.(1)
6,500               92,625
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications,
Inc.(1)
18,900              378,000
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications,
Inc.(1)(2)
1,230                8,399
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International,
Inc.(1)
143,600            5,887,600
--------------------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon
Group)
47,000              954,687
--------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems,
Inc.
900               81,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl.
A(1)
4,000              253,750

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Telecommunications: Long Distance  (continued)
Tollgrade Communications,
Inc.(1)
4,900          $   178,850
--------------------------------------------------------------------------------------------------------------------------------
Verizon
Communications
105,056            5,265,932
--------------------------------------------------------------------------------------------------------------------------------
WorldCom,
Inc.(1)
135,000            1,898,437

-----------

25,737,417
--------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--1.5%
BellSouth
Corp.
183,800            7,524,312
--------------------------------------------------------------------------------------------------------------------------------
SBC Communications,
Inc.
160,500            7,663,875

-----------

15,188,187
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.2%
Amdocs
Ltd.(1)
27,000            1,788,750
--------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless
Group
37,800              654,412

-----------

2,443,162
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--6.9%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.8%
Bandag,
Inc.
2,000               81,125
--------------------------------------------------------------------------------------------------------------------------------
Centex Construction Products,
Inc.
3,000               81,937
--------------------------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems
Corp.
46,131              518,974
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor
Co.
123,815            2,901,914
--------------------------------------------------------------------------------------------------------------------------------
Fortune Brands,
Inc.
6,700              201,000
--------------------------------------------------------------------------------------------------------------------------------
General Motors
Corp.
27,600            1,405,875
--------------------------------------------------------------------------------------------------------------------------------
Johnson Controls,
Inc.
6,700              348,400
--------------------------------------------------------------------------------------------------------------------------------
Lafarge
Corp.
8,100              191,362
--------------------------------------------------------------------------------------------------------------------------------
Lear
Corp.(1)
20,700              513,619
--------------------------------------------------------------------------------------------------------------------------------
NVR,
Inc.(1)
7,000              865,200
--------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc.
(The)
10,500              427,875
--------------------------------------------------------------------------------------------------------------------------------
Toll Brothers,
Inc.(1)
10,000              408,750
--------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials
Co.
5,000              239,375
--------------------------------------------------------------------------------------------------------------------------------
Webb (Del E.)
Corp.(1)
4,300              125,775

-----------

8,311,181
--------------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.2%
Avis Group Holdings, Inc., Cl.
A(1)
18,000              586,125
--------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet
Corp.(1)
6,000              155,250
--------------------------------------------------------------------------------------------------------------------------------
Moody's
Corp.
12,000              308,250
--------------------------------------------------------------------------------------------------------------------------------
Omnicom Group,
Inc.
9,900              820,462
--------------------------------------------------------------------------------------------------------------------------------
TMP Worldwide,
Inc.(1)
2,800              154,000
--------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal SA, Sponsored
ADR(1)
3,280              214,225

-----------

2,238,312
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.5%
Brunswick
Corp.
49,800              818,587
--------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson,
Inc.
18,200              723,450
--------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl.
A
13,500              570,375
--------------------------------------------------------------------------------------------------------------------------------
MGM Mirage,
Inc.
30,648              863,890
--------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment
Corp.(1)
105,000            1,253,437
--------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide,
Inc.
16,700              588,675

-----------

4,818,414

                Oppenheimer Main Street Growth & Income
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Media--1.7%
Deluxe
Corp.
2,200          $    55,594
--------------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co.,
Inc.
15,400              872,025
--------------------------------------------------------------------------------------------------------------------------------
Gannett Co.,
Inc.
46,200            2,913,487
--------------------------------------------------------------------------------------------------------------------------------
Harland (John H.)
Co.
10,000              141,250
--------------------------------------------------------------------------------------------------------------------------------
Harte-Hanks,
Inc.
11,000              260,562
--------------------------------------------------------------------------------------------------------------------------------
Havas Advertising SA,
ADR(1)
6,855               96,827
--------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos.,
Inc.
23,700            1,008,731
--------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder,
Inc.
14,800              841,750
--------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill,
Inc.
15,400              902,825
--------------------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl.
A
44,000            1,762,750
--------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley
Corp.(1)
11,200              272,300
--------------------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl.
A
52,700            2,061,887
--------------------------------------------------------------------------------------------------------------------------------
Time Warner,
Inc.
73,320            3,830,237
--------------------------------------------------------------------------------------------------------------------------------
Tribune
Co.
12,000              507,000
--------------------------------------------------------------------------------------------------------------------------------
USA Networks,
Inc.(1)
70,000            1,360,625

-----------

16,887,850
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--2.0%
Kohl's
Corp.(1)
22,300            1,360,300
--------------------------------------------------------------------------------------------------------------------------------
May Department Stores
Co.
32,300            1,057,825
--------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck &
Co.
54,300            1,886,925
--------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores,
Inc.
303,300           16,112,812

-----------

20,417,862
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.3%
Ann Taylor Stores
Corp.(1)
13,900              346,631
--------------------------------------------------------------------------------------------------------------------------------
Best Buy Co.,
Inc.(1)
46,700            1,380,569
--------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club,
Inc.(1)
10,800              414,450
--------------------------------------------------------------------------------------------------------------------------------
CDW Computer Centers,
Inc.(1)
4,500              125,437
--------------------------------------------------------------------------------------------------------------------------------
Home Depot,
Inc.
134,000            6,122,125
--------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises,
Inc.(1)
10,425              186,998
--------------------------------------------------------------------------------------------------------------------------------
Intimate Brands, Inc., Cl.
A
6,400               96,000
--------------------------------------------------------------------------------------------------------------------------------
Limited, Inc.
(The)
114,800            1,958,775
--------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource,
Inc.(1)
650               45,987
--------------------------------------------------------------------------------------------------------------------------------
RadioShack
Corp.
5,600              239,750
--------------------------------------------------------------------------------------------------------------------------------
Ross Stores,
Inc.
34,700              585,562
--------------------------------------------------------------------------------------------------------------------------------
Tiffany &
Co.
33,800            1,068,925
--------------------------------------------------------------------------------------------------------------------------------
Zale
Corp.(1)
31,900              927,094

-----------

13,498,303

               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Textile/Apparel & Home Furnishings--0.4%
Jones Apparel Group,
Inc.(1)
106,299          $ 3,421,499
--------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things,
Inc.
5,000              138,125
--------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne,
Inc.
16,700              695,137
--------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries,
Inc.(1)
6,300              172,462
--------------------------------------------------------------------------------------------------------------------------------
Shaw Industries,
Inc.
3,200               60,600
--------------------------------------------------------------------------------------------------------------------------------
Too,
Inc.(1)
8,157              101,962

-----------

4,589,785
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--6.3%
--------------------------------------------------------------------------------------------------------------------------------
Beverages--1.6%
Anheuser-Busch Cos.,
Inc.
123,000            5,596,500
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.
(The)
85,900            5,234,531
--------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., Cl.
A(1)
2,700              158,625
--------------------------------------------------------------------------------------------------------------------------------
PepsiCo,
Inc.
107,800            5,342,837

-----------

16,332,493
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.4%
AT&T Corp./Liberty Media Corp., Cl.
A(1)
181,400            2,460,237
--------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A
Special(1)
18,700              780,725
--------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International,
Inc.(1)
22,000            1,014,750
--------------------------------------------------------------------------------------------------------------------------------
ValueVision International, Inc., Cl.
A(1)
2,900               36,612

-----------

4,292,324
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--1.3%
Brinker International,
Inc.(1)
18,000              760,500
--------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants,
Inc.
28,800              658,800
--------------------------------------------------------------------------------------------------------------------------------
Disney (Walt)
Co.
164,600            4,763,112
--------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro,
Inc.(1)
7,100              223,206
--------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday,
Inc.
38,400              585,600
--------------------------------------------------------------------------------------------------------------------------------
Ryan's Family Steak Houses,
Inc.(1)
5,900               55,681
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl.
B(1)
130,030            6,078,902
--------------------------------------------------------------------------------------------------------------------------------
Wendy's International,
Inc.
14,000              367,500

-----------

13,493,301
--------------------------------------------------------------------------------------------------------------------------------
Food--0.6%
Agribrands International,
Inc.(1)
7,900              422,650
--------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods,
Inc.
54,200            1,409,200
--------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.)
Co.
28,800            1,366,200
--------------------------------------------------------------------------------------------------------------------------------
Keebler Foods
Co.
1,400               58,012
--------------------------------------------------------------------------------------------------------------------------------
Ralston Purina
Co.
12,000              313,500
--------------------------------------------------------------------------------------------------------------------------------
Sysco
Corp.
92,000            2,760,000

-----------

6,329,562

               Oppenheimer Main Street Growth & Income
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Food & Drug Retailers--0.6%
Kroger
Co.(1)
58,000          $ 1,569,625
--------------------------------------------------------------------------------------------------------------------------------
Safeway,
Inc.(1)
28,800            1,800,000
--------------------------------------------------------------------------------------------------------------------------------
Walgreen
Co.
61,000            2,550,562

-----------

5,920,187
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.6%
Avon Products,
Inc.
21,000            1,005,375
--------------------------------------------------------------------------------------------------------------------------------
Clorox Co.
(The)
10,000              355,000
--------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive
Co.
24,600            1,587,930
--------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings,
Inc.(1)
5,400              115,425
--------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark
Corp.
49,400            3,492,086

-----------

6,555,816
--------------------------------------------------------------------------------------------------------------------------------
Tobacco--1.2%
Philip Morris Cos.,
Inc.
180,300            7,933,200
--------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings,
Inc.
89,300            4,353,375

-----------

12,286,575
--------------------------------------------------------------------------------------------------------------------------------
Energy--16.7%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--4.6%
Baker Hughes,
Inc.
23,300              968,406
--------------------------------------------------------------------------------------------------------------------------------
BJ Services
Co.(1)
16,400            1,129,550
--------------------------------------------------------------------------------------------------------------------------------
Coastal
Corp.
13,700            1,209,881
--------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron
Corp.(1)
60,000            3,963,750
--------------------------------------------------------------------------------------------------------------------------------
ENSCO International,
Inc.
246,200            8,386,187
--------------------------------------------------------------------------------------------------------------------------------
Exelon
Corp.
77,324            5,428,918
--------------------------------------------------------------------------------------------------------------------------------
Global Marine,
Inc.(1)
206,700            5,865,112
--------------------------------------------------------------------------------------------------------------------------------
Halliburton
Co.
18,500              670,625
--------------------------------------------------------------------------------------------------------------------------------
Nabors Industries,
Inc.(1)
60,000            3,549,000
--------------------------------------------------------------------------------------------------------------------------------
Noble Drilling
Corp.(1)
91,900            3,991,906
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon
Corp.(1)
43,700            1,002,369
--------------------------------------------------------------------------------------------------------------------------------
Santa Fe International
Corp.
84,000            2,693,250
--------------------------------------------------------------------------------------------------------------------------------
Schlumberger
Ltd.
57,400            4,588,412
--------------------------------------------------------------------------------------------------------------------------------
Smith International,
Inc.(1)
16,600            1,237,737
--------------------------------------------------------------------------------------------------------------------------------
Stolt Offshore SA,
ADR(1)
177,300            1,905,975

-----------

46,591,078
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--8.2%
Amerada Hess
Corp.
29,300            2,140,731
--------------------------------------------------------------------------------------------------------------------------------
Apache
Corp.
50,300            3,524,144
--------------------------------------------------------------------------------------------------------------------------------
Brown (Tom),
Inc.(1)
113,100            3,718,162
--------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl.
A
21,000              654,937
--------------------------------------------------------------------------------------------------------------------------------
Chevron
Corp.
108,200            9,136,137

               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Oil: Domestic  (continued)
Chieftain International,
Inc.(1)
86,100          $ 2,378,512
--------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl.
A
19,200              549,600
--------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl.
B
24,500              708,969
--------------------------------------------------------------------------------------------------------------------------------
Devon Energy
Corp.
66,200            4,036,214
--------------------------------------------------------------------------------------------------------------------------------
EOG Resources,
Inc.
102,900            5,627,344
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil
Corp.
292,108           25,395,139
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil
Corp.(1)
105,200              723,250
--------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee
Corp.
44,100            2,951,944
--------------------------------------------------------------------------------------------------------------------------------
Murphy Oil
Corp.
66,500            4,019,094
--------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration
Co.(1)
39,700            1,883,269
--------------------------------------------------------------------------------------------------------------------------------
Noble Affiliates,
Inc.
24,000            1,104,000
--------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum
Corp.
52,000            1,261,000
--------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum
Co.
42,300            2,405,813
--------------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration
Co.
25,400              846,138
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy
Corp.(1)
33,800            2,181,790
--------------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum
Corp.(1)
29,000              337,125
--------------------------------------------------------------------------------------------------------------------------------
Texaco,
Inc.
82,700            5,137,738
--------------------------------------------------------------------------------------------------------------------------------
Tosco
Corp.
40,800            1,384,650
--------------------------------------------------------------------------------------------------------------------------------
USX-Marathon
Group
4,000              111,000
--------------------------------------------------------------------------------------------------------------------------------
Valero Energy
Corp.
12,900              479,719

-----------

82,696,419
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--3.9%
Anderson Exploration
Ltd.(1)
202,679            4,594,687
--------------------------------------------------------------------------------------------------------------------------------
Berkley Petroleum
Corp.(1)
255,200            1,919,947
--------------------------------------------------------------------------------------------------------------------------------
Canadian 88 Energy
Corp.
580,000            1,552,330
--------------------------------------------------------------------------------------------------------------------------------
Canadian Hunter Exploration
Ltd.
24,400              667,670
--------------------------------------------------------------------------------------------------------------------------------
Canadian Hunter Exploration
Ltd.
78,500            2,148,036
--------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources
Ltd.(1)
158,384            4,376,123
--------------------------------------------------------------------------------------------------------------------------------
Encal Energy
Ltd.(1)
121,900              864,338
--------------------------------------------------------------------------------------------------------------------------------
Genesis Exploration
Ltd.
334,000            2,757,390
--------------------------------------------------------------------------------------------------------------------------------
Genoil,
Inc.(1)
205,733                   --
--------------------------------------------------------------------------------------------------------------------------------
Husky Energy,
Inc.(1)
59,429              589,542
--------------------------------------------------------------------------------------------------------------------------------
Paramount Resources
Ltd.
94,900            1,080,419
--------------------------------------------------------------------------------------------------------------------------------
Precision Drilling
Corp.(1)
7,000              262,938
--------------------------------------------------------------------------------------------------------------------------------
Rio Alto Exploration
Ltd.(1)
88,350            1,917,583
--------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY
Shares
185,100           11,210,119
--------------------------------------------------------------------------------------------------------------------------------
Talisman Energy,
Inc.(1)
128,000            4,742,477
--------------------------------------------------------------------------------------------------------------------------------
Varco International,
Inc.(1)
26,000              565,500

-----------

39,249,099

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Financial--14.9%
--------------------------------------------------------------------------------------------------------------------------------
Banks--3.7%
Bank of America
Corp.
132,100          $ 6,060,088
--------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.
(The)
20,200            1,114,788
--------------------------------------------------------------------------------------------------------------------------------
BB&T
Corp.
14,700              548,494
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan
Corp.
89,900            4,084,831
--------------------------------------------------------------------------------------------------------------------------------
Comerica,
Inc.
4,000              237,500
--------------------------------------------------------------------------------------------------------------------------------
First Union
Corp.
47,100            1,309,969
--------------------------------------------------------------------------------------------------------------------------------
Firstar
Corp.
64,700            1,504,275
--------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial
Corp.
117,000            4,394,813
--------------------------------------------------------------------------------------------------------------------------------
KeyCorp
7,000              196,000
--------------------------------------------------------------------------------------------------------------------------------
Mellon Financial
Corp.
47,000            2,311,813
--------------------------------------------------------------------------------------------------------------------------------
National City
Corp.
6,900              198,375
--------------------------------------------------------------------------------------------------------------------------------
Northern Trust
Corp.
7,700              628,031
--------------------------------------------------------------------------------------------------------------------------------
Old Kent Financial
Corp.
14,385              629,344
--------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services
Group
4,200              306,863
--------------------------------------------------------------------------------------------------------------------------------
Prosperity Bancshares,
Inc.
67,500            1,333,125
--------------------------------------------------------------------------------------------------------------------------------
Silicon Valley
Bancshares(1)
2,100               72,581
--------------------------------------------------------------------------------------------------------------------------------
State Street
Corp.
16,200            2,012,202
--------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks,
Inc.
21,800            1,373,400
--------------------------------------------------------------------------------------------------------------------------------
U.S.
Bancorp
24,300              709,256
--------------------------------------------------------------------------------------------------------------------------------
Wachovia
Corp.
7,000              406,875
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo
Co.
142,400            7,929,900

-----------

37,362,523
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--7.0%
American Express
Co.
15,900              873,506
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc.
14,400              729,900
--------------------------------------------------------------------------------------------------------------------------------
Capital One Financial
Corp.
13,900              914,794
--------------------------------------------------------------------------------------------------------------------------------
Citigroup,
Inc.
516,566           26,377,151
--------------------------------------------------------------------------------------------------------------------------------
Convergys
Corp.(1)
17,600              797,500
--------------------------------------------------------------------------------------------------------------------------------
Franklin Resources,
Inc.
9,300              354,330
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The)
56,600            6,052,663
--------------------------------------------------------------------------------------------------------------------------------
Household International,
Inc.
35,700            1,963,500
--------------------------------------------------------------------------------------------------------------------------------
John Hancock Financial Services,
Inc.
10,400              391,300
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc.
52,600            3,557,075
--------------------------------------------------------------------------------------------------------------------------------
MBNA
Corp.
68,500            2,530,219
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc.
95,900            6,539,181
--------------------------------------------------------------------------------------------------------------------------------
MGIC Investment
Corp.
18,700            1,261,081
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter &
Co.
124,600            9,874,550
--------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc.
(The)
54,100            3,661,894
--------------------------------------------------------------------------------------------------------------------------------
Providian Financial
Corp.
18,700            1,075,250
--------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles)
Corp.
78,400            2,224,600
--------------------------------------------------------------------------------------------------------------------------------
SEI Investments
Co.
6,700              750,400
--------------------------------------------------------------------------------------------------------------------------------
Stilwell Financial,
Inc.
18,800              741,425
--------------------------------------------------------------------------------------------------------------------------------
USA Education,
Inc.
4,500              306,000

-----------

70,976,319

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Insurance--3.5%
AFLAC,
Inc.
20,700          $ 1,494,281
--------------------------------------------------------------------------------------------------------------------------------
Allmerica Financial
Corp.
16,000            1,160,000
--------------------------------------------------------------------------------------------------------------------------------
Allstate
Corp.
48,600            2,117,138
--------------------------------------------------------------------------------------------------------------------------------
American International Group,
Inc.
136,066           13,411,005
--------------------------------------------------------------------------------------------------------------------------------
Axa, Sponsored
ADR
25,252            1,813,409
--------------------------------------------------------------------------------------------------------------------------------
Chubb
Corp.
23,100            1,998,150
--------------------------------------------------------------------------------------------------------------------------------
Cigna
Corp.
32,600            4,312,980
--------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial
Corp.
13,300              526,181
--------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group,
Inc.
25,300            1,786,813
--------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot
Corp.
18,500            1,382,875
--------------------------------------------------------------------------------------------------------------------------------
Lincoln National
Corp.
24,400            1,154,425
--------------------------------------------------------------------------------------------------------------------------------
MetLife,
Inc.
62,600            2,191,000
--------------------------------------------------------------------------------------------------------------------------------
Radian Group,
Inc.
2,800              210,175
--------------------------------------------------------------------------------------------------------------------------------
St. Paul Cos.,
Inc.
25,850            1,403,978

-----------

34,962,410
--------------------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.7%
Dime Bancorp,
Inc.
31,900              943,044
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp,
Inc.
67,000            2,106,313
--------------------------------------------------------------------------------------------------------------------------------
Golden West Financial
Corp.
11,000              742,500
--------------------------------------------------------------------------------------------------------------------------------
Washington Mutual,
Inc.
55,000            2,918,438

-----------

6,710,295
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--9.6%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--8.4%
Alpharma, Inc., Cl.
A
5,000              219,375
--------------------------------------------------------------------------------------------------------------------------------
American Home Products
Corp.
44,000            2,796,200
--------------------------------------------------------------------------------------------------------------------------------
Amgen,
Inc.(1)
84,000            5,370,750
--------------------------------------------------------------------------------------------------------------------------------
Andrx
Group(1)
29,600            1,713,100
--------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb
Co.
31,500            2,329,031
--------------------------------------------------------------------------------------------------------------------------------
Chiron
Corp.(1)
36,400            1,619,800
--------------------------------------------------------------------------------------------------------------------------------
COR Therapeutics,
Inc.(1)
6,100              214,644
--------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories,
Inc.(1)
12,000            1,594,500
--------------------------------------------------------------------------------------------------------------------------------
Genentech,
Inc.(1)
51,800            4,221,700
--------------------------------------------------------------------------------------------------------------------------------
HCA-Healthcare Co.
(The)(1)
74,500            3,278,745
--------------------------------------------------------------------------------------------------------------------------------
Immunex
Corp.(1)
54,100            2,197,813
--------------------------------------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals,
Inc.(1)
4,200              104,475
--------------------------------------------------------------------------------------------------------------------------------
Invitrogen
Corp.(1)
8,550              738,506
--------------------------------------------------------------------------------------------------------------------------------
IVAX
Corp.(1)
53,200            2,037,560
--------------------------------------------------------------------------------------------------------------------------------
Johnson &
Johnson
66,400            6,976,150
--------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) &
Co.
45,200            4,206,425
--------------------------------------------------------------------------------------------------------------------------------
Medimmune,
Inc.(1)
7,900              376,731
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co.,
Inc.
161,800           15,148,525
--------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals,
Inc.(1)
8,800              544,500
--------------------------------------------------------------------------------------------------------------------------------
Pfizer,
Inc.
458,800           21,104,800

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Healthcare/Drugs  (continued)
Pharmacia
Corp.
70,900          $ 4,324,900
--------------------------------------------------------------------------------------------------------------------------------
Schering-Plough
Corp.
32,000            1,816,000
--------------------------------------------------------------------------------------------------------------------------------
Sepracor,
Inc.(1)
4,900              392,613
--------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group,
Inc.
21,800            1,337,975

-----------

84,664,818
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.2%
Alberto-Culver Co., Cl.
B
2,000               85,625
--------------------------------------------------------------------------------------------------------------------------------
Allergan,
Inc.
6,100              590,556
--------------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems
Group
11,600            1,091,125
--------------------------------------------------------------------------------------------------------------------------------
Baxter International,
Inc.
3,500              309,094
--------------------------------------------------------------------------------------------------------------------------------
Biomet,
Inc.
3,400              134,938
--------------------------------------------------------------------------------------------------------------------------------
Cardinal Health,
Inc.
17,600            1,753,400
--------------------------------------------------------------------------------------------------------------------------------
Guidant
Corp.(1)
7,100              382,956
--------------------------------------------------------------------------------------------------------------------------------
Medtronic,
Inc.
63,300            3,821,738
--------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans,
Inc.(1)
19,200              758,400
--------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics,
Inc.(1)
2,600              369,200
--------------------------------------------------------------------------------------------------------------------------------
Techne
Corp.(1)
6,600              238,013
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare
Corp.
12,100              537,694
--------------------------------------------------------------------------------------------------------------------------------
Trigon Healthcare,
Inc.(1)
19,500            1,517,344
--------------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl.
B(1)
4,800              536,400

-----------

12,126,483
--------------------------------------------------------------------------------------------------------------------------------
Technology--22.8%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--5.9%
3Com
Corp.(1)
121,800            1,035,300
--------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies,
Inc.(1)
36,728            2,010,858
--------------------------------------------------------------------------------------------------------------------------------
Cabletron Systems,
Inc.(1)
29,200              439,825
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer
Corp.
168,300            2,532,915
--------------------------------------------------------------------------------------------------------------------------------
Dell Computer
Corp.(1)
277,600            4,840,650
--------------------------------------------------------------------------------------------------------------------------------
Digital Lightwave,
Inc.(1)
4,900              155,269
--------------------------------------------------------------------------------------------------------------------------------
EMC
Corp.(1)
165,700           11,019,050
--------------------------------------------------------------------------------------------------------------------------------
Gateway,
Inc.(1)
35,100              631,449
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard
Co.
238,600            7,530,813
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines
Corp.
160,200           13,617,000
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks,
Inc.(1)
36,500            4,601,281
--------------------------------------------------------------------------------------------------------------------------------
NCR
Corp.(1)
7,100              348,788
--------------------------------------------------------------------------------------------------------------------------------
Network Appliance,
Inc.(1)
14,200              911,463
--------------------------------------------------------------------------------------------------------------------------------
Redback Networks,
Inc.(1)
18,500              758,500
--------------------------------------------------------------------------------------------------------------------------------
SanDisk
Corp.(1)
6,400              177,600
--------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems,
Inc.(1)
345,500            9,630,813

-----------

60,241,574

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Computer Services--1.1%
Automatic Data Processing,
Inc.
56,400          $ 3,570,825
--------------------------------------------------------------------------------------------------------------------------------
CheckFree
Corp.(1)
2,000               85,000
--------------------------------------------------------------------------------------------------------------------------------
DST Systems,
Inc.(1)
14,600              978,200
--------------------------------------------------------------------------------------------------------------------------------
First Data
Corp.
58,100            3,061,144
--------------------------------------------------------------------------------------------------------------------------------
Palm,
Inc.(1)
51,700            1,463,756
--------------------------------------------------------------------------------------------------------------------------------
Paychex,
Inc.
28,550            1,388,244
--------------------------------------------------------------------------------------------------------------------------------
WebTrends
Corp.(1)
4,800              138,900

-----------

10,686,069
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--5.9%
Actuate
Corp.(1)
18,400              351,900
--------------------------------------------------------------------------------------------------------------------------------
Adobe Systems,
Inc.(1)
48,100            2,798,819
--------------------------------------------------------------------------------------------------------------------------------
Advent Software,
Inc.(1)
7,700              308,481
--------------------------------------------------------------------------------------------------------------------------------
America Online,
Inc.(1)
42,000            1,461,600
--------------------------------------------------------------------------------------------------------------------------------
Ariba,
Inc.(1)
20,000            1,072,500
--------------------------------------------------------------------------------------------------------------------------------
BEA Systems,
Inc.(1)
11,000              740,438
--------------------------------------------------------------------------------------------------------------------------------
BroadVision,
Inc.(1)
52,500              620,156
--------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems,
Inc.(1)
41,500            1,141,250
--------------------------------------------------------------------------------------------------------------------------------
Computer Associates International,
Inc.
34,800              678,600
--------------------------------------------------------------------------------------------------------------------------------
Computer Sciences
Corp.
9,700              583,213
--------------------------------------------------------------------------------------------------------------------------------
E.piphany,
Inc.(1)
8,100              436,894
--------------------------------------------------------------------------------------------------------------------------------
i2 Technologies,
Inc.(1)
45,400            2,468,625
--------------------------------------------------------------------------------------------------------------------------------
InfoSpace,
Inc.(1)
20,000              176,875
--------------------------------------------------------------------------------------------------------------------------------
Internet Security Systems,
Inc.(1)
7,300              572,594
--------------------------------------------------------------------------------------------------------------------------------
Interwoven,
Inc.(1)
2,400              158,250
--------------------------------------------------------------------------------------------------------------------------------
Macromedia,
Inc.(1)
13,300              807,975
--------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive
Corp.(1)
4,400              397,100
--------------------------------------------------------------------------------------------------------------------------------
Micromuse,
Inc.(1)
14,000              845,031
--------------------------------------------------------------------------------------------------------------------------------
Microsoft
Corp.(1)
293,300           12,721,888
--------------------------------------------------------------------------------------------------------------------------------
Network Associates,
Inc.(1)
6,000               25,125
--------------------------------------------------------------------------------------------------------------------------------
Nuance Communications,
Inc.(1)
1,200               51,750
--------------------------------------------------------------------------------------------------------------------------------
Oracle
Corp.(1)
601,200           17,472,375
--------------------------------------------------------------------------------------------------------------------------------
Peoplesoft,
Inc.(1)
12,000              446,250
--------------------------------------------------------------------------------------------------------------------------------
Portal Software,
Inc.(1)
19,500              152,953
--------------------------------------------------------------------------------------------------------------------------------
Rational Software
Corp.(1)
26,300            1,024,056
--------------------------------------------------------------------------------------------------------------------------------
Siebel Systems,
Inc.
40,600            2,745,575
--------------------------------------------------------------------------------------------------------------------------------
Symantec
Corp.(1)
15,500              517,313
--------------------------------------------------------------------------------------------------------------------------------
TIBCO Software,
Inc.(1)
25,100            1,203,231
--------------------------------------------------------------------------------------------------------------------------------
VeriSign,
Inc.
22,800            1,691,475
--------------------------------------------------------------------------------------------------------------------------------
Veritas Software
Corp.(1)
59,142            5,174,925
--------------------------------------------------------------------------------------------------------------------------------
Vitria Technology,
Inc.(1)
8,500               65,875
--------------------------------------------------------------------------------------------------------------------------------
Wind River Systems,
Inc.(1)
2,700               92,138
--------------------------------------------------------------------------------------------------------------------------------
Yahoo!,
Inc.(1)
12,000              360,750

-----------

59,365,980

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Communications Equipment--3.6%
ADC Telecommunications,
Inc.(1)
84,700          $ 1,535,188
--------------------------------------------------------------------------------------------------------------------------------
Advanced Fibre Communications,
Inc.(1)
15,500              279,969
--------------------------------------------------------------------------------------------------------------------------------
CIENA
Corp.(1)
25,300            2,055,625
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems,
Inc.(1)
515,000           19,698,750
--------------------------------------------------------------------------------------------------------------------------------
Extreme Networks,
Inc.(1)
8,000              313,000
--------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies,
Inc.
298,300            4,027,050
--------------------------------------------------------------------------------------------------------------------------------
New Focus,
Inc.(1)
6,300              218,925
--------------------------------------------------------------------------------------------------------------------------------
Newport
Corp.
14,600            1,147,697
--------------------------------------------------------------------------------------------------------------------------------
Nortel Networks
Corp.
145,000            4,649,063
--------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta,
Inc.
21,100              687,069
--------------------------------------------------------------------------------------------------------------------------------
Tellabs,
Inc.(1)
25,800            1,457,700

-----------

36,070,036
--------------------------------------------------------------------------------------------------------------------------------
Electronics--6.1%
Altera
Corp.(1)
54,300            1,428,769
--------------------------------------------------------------------------------------------------------------------------------
Analog Devices,
Inc.(1)
70,200            3,593,363
--------------------------------------------------------------------------------------------------------------------------------
Applied Materials,
Inc.(1)
128,500            4,907,094
--------------------------------------------------------------------------------------------------------------------------------
Atmel
Corp.(1)
195,200            2,269,200
--------------------------------------------------------------------------------------------------------------------------------
Avnet,
Inc.
6,000              129,000
--------------------------------------------------------------------------------------------------------------------------------
Cymer,
Inc.(1)
5,200              133,819
--------------------------------------------------------------------------------------------------------------------------------
Intel
Corp.
616,500           18,533,531
--------------------------------------------------------------------------------------------------------------------------------
International Rectifier
Corp.(1)
28,200              846,000
--------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase
Corp.(1)
57,000            2,376,188
--------------------------------------------------------------------------------------------------------------------------------
Lam Research
Corp.(1)
30,000              435,000
--------------------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor
Corp.(1)
53,700              986,738
--------------------------------------------------------------------------------------------------------------------------------
Linear Technology
Corp.
52,900            2,446,625
--------------------------------------------------------------------------------------------------------------------------------
LSI Logic
Corp.(1)
46,100              787,849
--------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products,
Inc.(1)
43,600            2,084,625
--------------------------------------------------------------------------------------------------------------------------------
Micrel,
Inc.(1)
11,800              397,513
--------------------------------------------------------------------------------------------------------------------------------
Micron Technology,
Inc.(1)
60,200            2,137,100
--------------------------------------------------------------------------------------------------------------------------------
Motorola,
Inc.
85,400            1,729,350
--------------------------------------------------------------------------------------------------------------------------------
NVIDIA
Corp.(1)
14,200              465,272
--------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra,
Inc.(1)
17,000            1,336,625
--------------------------------------------------------------------------------------------------------------------------------
Power-One,
Inc.(1)
15,400              605,413
--------------------------------------------------------------------------------------------------------------------------------
QLogic
Corp.(1)
9,000              693,000
--------------------------------------------------------------------------------------------------------------------------------
SDL,
Inc.(1)
15,600            2,311,725
--------------------------------------------------------------------------------------------------------------------------------
Semtech
Corp.(1)
7,500              165,469
--------------------------------------------------------------------------------------------------------------------------------
Texas Instruments,
Inc.
91,400            4,330,075
--------------------------------------------------------------------------------------------------------------------------------
Thermo Electron
Corp.(1)
3,900              116,025
--------------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor,
Inc.(1)
30,900            1,349,944
--------------------------------------------------------------------------------------------------------------------------------
Virata
Corp.(1)
11,500              125,063
--------------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor
Corp.(1)
11,700              647,156
--------------------------------------------------------------------------------------------------------------------------------
Waters
Corp.(1)
14,400            1,202,400
--------------------------------------------------------------------------------------------------------------------------------
Xilinx,
Inc.(1)
63,800            2,942,775

-----------

61,512,706

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Photography--0.2%
Eastman Kodak
Co.
40,300          $ 1,586,813
--------------------------------------------------------------------------------------------------------------------------------
Transportation--1.0%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.7%
AMR
Corp.(1)
16,800              658,350
--------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl.
B(1)
86,658            4,473,719
--------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines,
Inc.
9,000              451,688
--------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines
Co.
32,500            1,089,725

-----------

6,673,482
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
Union Pacific
Corp.
36,700            1,862,525
--------------------------------------------------------------------------------------------------------------------------------
XTRA
Corp.(1)
18,600              892,800

-----------

2,755,325
--------------------------------------------------------------------------------------------------------------------------------
Utilities--2.3%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--1.5%
AES Corp.
(The)(1)
29,000            1,605,875
--------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy,
Inc.
4,000              192,750
--------------------------------------------------------------------------------------------------------------------------------
Ameren
Corp.
13,300              615,956
--------------------------------------------------------------------------------------------------------------------------------
Calpine
Corp.(1)
34,400            1,550,150
--------------------------------------------------------------------------------------------------------------------------------
Conectiv,
Inc.
11,900              238,744
--------------------------------------------------------------------------------------------------------------------------------
Dominion Resources,
Inc.
9,700              649,900
--------------------------------------------------------------------------------------------------------------------------------
DTE Energy
Co.
7,000              272,563
--------------------------------------------------------------------------------------------------------------------------------
Duke Energy
Corp.
8,748              745,767
--------------------------------------------------------------------------------------------------------------------------------
Energy East
Corp.
17,100              336,656
--------------------------------------------------------------------------------------------------------------------------------
Entergy
Corp.
13,900              588,144
--------------------------------------------------------------------------------------------------------------------------------
FirstEnergy
Corp.
7,400              233,563
--------------------------------------------------------------------------------------------------------------------------------
Florida Progress
Corp.(1)
32,000               12,800
--------------------------------------------------------------------------------------------------------------------------------
FPL Group,
Inc.
4,100              294,175
--------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises,
Inc.
10,000              241,875
--------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities
Co.
10,400              252,200
--------------------------------------------------------------------------------------------------------------------------------
PG&E
Corp.
48,900              978,000
--------------------------------------------------------------------------------------------------------------------------------
PPL
Corp.
38,300            1,730,681
--------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group,
Inc.
55,300            2,688,963
--------------------------------------------------------------------------------------------------------------------------------
Reliant Energy,
Inc.
28,900            1,251,731
--------------------------------------------------------------------------------------------------------------------------------
Southern
Co.
18,900              628,425
--------------------------------------------------------------------------------------------------------------------------------
TXU
Corp.
5,000              221,563
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy,
Inc.
11,400              331,313

-----------

15,661,794

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Gas Utilities--0.8%
Dynegy,
Inc.
22,300       $    1,250,194
--------------------------------------------------------------------------------------------------------------------------------
Enron
Corp.
52,100            4,330,813
--------------------------------------------------------------------------------------------------------------------------------
NICOR,
Inc.
5,900              254,806
--------------------------------------------------------------------------------------------------------------------------------
Questar
Corp.
10,800              324,675
--------------------------------------------------------------------------------------------------------------------------------
Sempra
Energy
15,929              370,349
--------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.
(The)
42,900            1,713,319

--------------

8,244,156

--------------
Total Common Stocks (Cost
$957,836,283)
960,800,149

Principal

Amount
================================================================================================================================
Repurchase Agreements--5.7%
--------------------------------------------------------------------------------------------------------------------------------

Repurchase agreement with Banc One Capital Markets, Inc., 5.75%, dated 12/29/00, to be repurchased at $57,711,848 on 1/2/01,
collateralized by U.S. Treasury Bonds, 6.625%-11.25%, 2/15/15-2/15/27,
with a value of $10,698,703 and U.S. Treasury Nts., 5%-7.875%,
1/31/01-8/15/07,
with a value of $48,211,923 (Cost
$57,675,000)
$57,675,000            57,675,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$1,015,511,283)
100.7%        1,018,475,149
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
Assets
(0.7)           (6,953,845)

-----------        --------------
Net
Assets
100.0%       $1,011,521,304

===========        ==============

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of
Notes to Financial Statements.

See accompanying Notes to Financial Statements.

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Assets
Investments, at value (cost $1,015,511,283)--see accompanying
statement                                           $1,018,475,149
--------------------------------------------------------------------------------------------------------------------------------
Cash
2,041
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments
sold
5,198,198
Shares of beneficial interest
sold
1,601,853
Interest and
dividends
688,695
Other
6,809

--------------
Total
assets
1,025,972,745
================================================================================================================================
Liabilities
Payables and other liabilities:
Investments
purchased
14,214,593
Shares of beneficial interest
redeemed
100,117
Trustees'
compensation
713
Distribution and service plan
fees
336
Transfer and shareholder servicing agent
fees
16
Other
135,666

--------------
Total
liabilities
14,451,441
================================================================================================================================
Net
Assets
$1,011,521,304

==============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest
$ 47,580
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in
capital
1,038,092,435
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
income
5,513,216
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                       (35,094,830)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies
2,962,903

--------------
Net
assets
$1,011,521,304

==============
================================================================================================================================
Net Asset Value Per Share
Net asset value, redemption price per share and offering price per share
(based
on net assets of $1,009,823,321 and 47,500,016 shares of
beneficial interest
outstanding)
$21.26
--------------------------------------------------------------------------------------------------------------------------------
Service shares
Net asset value, redemption price per share and offering price per share
(based
on net assets of $1,697,983 and 79,944 shares of beneficial
interest
outstanding)
$21.24

See accompanying Notes to Financial Statements.

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Investment Income
Dividends (net of foreign withholding taxes of
$77,260)                                                             $
7,312,656
--------------------------------------------------------------------------------------------------------------------------------
Interest
4,145,819

------------
Total
income
11,458,475
================================================================================================================================
Expenses
Management
fees
5,651,580
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service
shares
375
--------------------------------------------------------------------------------------------------------------------------------
Trustees'
compensation
3,552
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees
1,930
--------------------------------------------------------------------------------------------------------------------------------
Other
213,057

------------
Total
expenses
5,870,494
================================================================================================================================
Net Investment
Income
5,587,981
================================================================================================================================
Realized and Unrealized Loss
Net realized loss on:
Investments
(33,503,117)
Foreign currency
transactions
(60,961)

------------
Net realized
loss
(33,564,078)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments
(63,172,697)
Translation of assets and liabilities denominated in foreign
currencies                                                 (332,091)

------------
Net
change
(63,504,788)

------------
Net realized and unrealized
loss
(97,068,866)
================================================================================================================================
Net Decrease in Net Assets Resulting from
Operations
$(91,480,885)

============

See accompanying Notes to Financial Statements.

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000                    1999
================================================================================================================================

Operations
Net investment
income
$    5,587,981          $  2,473,903
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
(33,564,078)           35,804,975
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)
(63,504,788)           41,879,594

--------------          ------------
Net increase (decrease) in net assets resulting from
operations                                (91,480,885)           80,158,472
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment
income
(2,497,726)           (1,427,635)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
gain
(32,976,915)           (2,405,256)
================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Non-Service
shares
581,387,859           170,632,137
Service
shares
1,777,939                    --
================================================================================================================================
Net Assets
Total
increase
456,210,272           246,957,718
--------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
555,311,032           308,353,314

--------------          ------------
End of period (including undistributed net investment
income of $5,513,216 and $2,471,016,
respectively)
$1,011,521,304          $555,311,032

==============          ============

See accompanying Notes to Financial Statements.

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                               Year Ended
December 31,
Non-Service shares                                             2000
1999          1998          1997           1996
================================================================================================================================

Per Share Operating Data
Net asset value, beginning of period
$24.63       $20.48        $20.58        $16.37        $12.51
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .10          .11           .13           .19           .14
Net realized and unrealized gain (loss)
(2.14)        4.29           .92          4.91          3.91
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations
(2.04)        4.40          1.05          5.10          4.05
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
(.09)        (.09)         (.05)         (.17)         (.14)
Distributions from net realized gain
(1.24)        (.16)        (1.10)         (.72)         (.05)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders
(1.33)        (.25)        (1.15)         (.89)         (.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$21.26       $24.63        $20.48        $20.58        $16.37

======       ======        ======        ======        ======
================================================================================================================================
Total Return, at Net Asset Value(1)
(8.78)%      21.71%         4.70%        32.48%        32.51%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                       $1,009,823
$555,311      $308,353      $155,368       $47,009
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $  809,662
$391,063      $234,306      $ 94,906       $21,562
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income
0.69%        0.63%         0.74%         1.15%         1.41%
Expenses
0.73%        0.78%         0.79%(3)      0.83%(3)      1.00%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
63%         118%           86%           79%          113%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account
level or to related insurance products. Inclusion of these charges would reduce
the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

Period Ended

December 31,
Service
shares
2000(1)
=============================================================================================================================

Per Share Operating Data
Net asset value, beginning of
period
$24.04
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment
income
 .02
Net realized and unrealized
loss
(2.82)
-----------------------------------------------------------------------------------------------------------------------------
Total loss from investment
operations
(2.80)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period
$21.24

======
=============================================================================================================================
Total Return, at Net Asset
Value(2)
(11.61)%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in
thousands)
$1,698
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)
$  543
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment
income
0.50%
Expenses
0.88%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
rate
63%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment
date, and redemption at the net asset value calculated on the last business day
of the fiscal period. Total returns are not annualized for periods less than one
full year. Total return information does not reflect expenses that apply at the
separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Main Street Growth & Income Fund/VA (the Fund) is a separate series
of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the
Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment
products. The class of shares designated as Service shares is subject to a distribution and service plan.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to
each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Fund had available for federal income tax purposes
an unused capital loss carryover as follows:

          Expiring
          ------------------------------------

              2008                 $28,801,633

              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $25,494, a decrease in undistributed net investment income of $48,055, and a decrease in accumulated net realized loss on
investments of $73,549. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are
determined on an identified cost basis, which is the same basis used for federal
income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Year Ended December
31, 2000(1)          Year Ended December 31, 1999

--------------------------------         -------------------------------
                                                       Shares
Amount               Shares             Amount
-------------------------------------------------------------------------------------------------------------------------------

Sold                                                   27,605,948
$641,709,139          9,936,050         $224,240,741
Dividends and/or distributions reinvested               1,515,363
35,474,641            186,334            3,832,892
Redeemed                                               (4,166,298)
(95,795,921)        (2,632,085)         (57,441,496)
                                                       ----------
------------         ----------         ------------
Net increase                                           24,955,013
$581,387,859          7,490,299         $170,632,137
                                                       ==========
============         ===========        ============

Service shares
Sold                                                       79,978          $
1,778,724                 --         $         --
Dividends and/or distributions reinvested
--                    --                 --                   --
Redeemed
(34)                 (785)                --                   --
                                                       ----------
------------         ----------         ------------
Net increase                                               79,944          $
1,777,939                 --         $         --
                                                       ==========
============         ==========         ============

1. Service shares are for the period from July 13, 2000 (inception of offering)
to December 31, 2000.

                Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$1,019,340,537 and $471,434,331, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $1,018,131,697 was:

                 Gross unrealized appreciation           $ 114,161,929
                 Gross unrealized depreciation            (113,818,477)
                                                         -------------
                 Net unrealized appreciation             $     343,452
                                                         =============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million,
0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2000, was an annualized rate of 0.70%, before any waiver
by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds
Distributor, Inc., the Distributor, for distribution-related services for the
Fund's Service shares. Although the plan allows for payment to be made quarterly
at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of
Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

================================================================================
5. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may
have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more
than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $8,399, which
represents less than 0.01% of the Fund's net assets, all of which is considered
restricted. Information concerning restricted securities is as follows:

Valuation Per
                                                     Acquisition
Cost              Unit as of            Unrealized
Security                                             Date               Per
Unit          December 31, 2000     Depreciation
----------------------------------------------------------------------------------------------------------------------------
Stocks and Warrants
-------------------

Intermedia Communications, Inc.                       9/29/98-
$12.51-
                                                     12/29/98
21.54            $6.83                      $9,635

             Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Main Street Growth &
Income Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Main Street Growth & Income Fund/VA (which is a series of
Oppenheimer Variable Account Funds), including the statement of investments, as
of December 31, 2000, and the related statement of operations for the year then
ended, the statements of changes in net assets for each of the two years in the
period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an
opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles
used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Growth & Income Fund/VA as of December 31,
2000, the results of its operations for the year then ended, the changes in its
net assets for each of the two years in the period then ended, and the financial
highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Principal           Value

Amount              See Note 1
================================================================================================================================

Letters of Credit--17.9%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National plc, guaranteeing commercial paper of Abbey National North
America:
6.52%,
1/25/01
$2,000,000          $ 1,991,307
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO North America Finance, Inc., guaranteeing commercial paper of ABN AMRO Bank NV:
6.61%,
2/13/01
2,000,000            2,000,012
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC California LLC:
6.55%,
1/22/01
2,000,000            1,992,358
--------------------------------------------------------------------------------------------------------------------------------
Credit Local de France, guaranteeing commercial paper of Dexia CLF Finance
Co.:
6.53%,
1/30/01(1)
1,000,000              994,740
6.545%,
1/22/01(1)
4,000,000            3,984,728
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, guaranteeing commercial paper of Credit Suisse First
Boston, Inc.:
6.50%,
3/14/01(1)
4,500,000            4,441,500
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, guaranteeing commercial paper of Deutsche Bank Financial,
Inc.:
6.47%,
3/30/01
5,000,000            4,920,922
--------------------------------------------------------------------------------------------------------------------------------
First Union Corp., guaranteeing commercial paper of First Union National Bank:
6.71%,
5/17/01(2)
5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Keycorp, guaranteeing commercial paper of Key Bank NA:
6.71%,
5/11/01(2)
5,000,000            4,999,644
--------------------------------------------------------------------------------------------------------------------------------
National Commerce Bancorporation, guaranteeing commercial paper of
National Bank of Commerce, Tennessee:
6.676%,
8/28/01(2)
4,000,000            4,000,000
--------------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, guaranteeing commercial paper of
Radobank USA Financial Corp.:
6%,
1/2/01
1,290,000            1,289,785
--------------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, guaranteeing commercial paper of Scotiabanc, Inc.:
6.50%,
2/28/01
3,000,000            2,968,583

-----------
Total Letters of
Credit
38,583,579
================================================================================================================================
Short-Term Notes--76.2%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--2.3%
BAE Systems Holdings, Inc.:
6.51%,
2/27/01(1)
1,000,000              989,692
6.55%,
2/26/01(1)
4,000,000            3,959,244

-----------

4,948,936
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed--19.2%
Aspen Funding Corp.:
6.60%,
1/11/01(1)
1,000,000              998,167
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Capital Finance, Inc.:
6.53%,
2/21/01(1)
3,000,000            2,972,248
6.55%,
2/27/01(1)
2,000,000            1,979,258
--------------------------------------------------------------------------------------------------------------------------------
Breeds Hill Capital Co. LLC, Series A:
6.62%,
1/10/01(1)
3,349,000            3,343,457
--------------------------------------------------------------------------------------------------------------------------------
Charta Corp.:
6.51%,
2/27/01(1)
4,000,000            3,958,770
--------------------------------------------------------------------------------------------------------------------------------
Check Point Charlie, Inc.:
6.48%,
3/8/01(1)
2,300,000            2,272,676
6.62%,
1/10/01(1)
3,000,000            2,995,035

                         Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal           Value

Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Asset-Backed (continued)
Corporate Receivables Corp.:
6.58%,
1/17/01(1)
$1,000,000          $   997,076
--------------------------------------------------------------------------------------------------------------------------------
Galaxy Funding, Inc.:
6.52%,
3/23/01
3,000,000            2,955,990
--------------------------------------------------------------------------------------------------------------------------------
Moriarty Ltd.:
6.56%,
1/24/01(1)
5,000,000            4,979,044
--------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC:
6.57%,
1/18/01(1)
3,000,000            2,990,693
--------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.:
6.57%,
1/16/01(1)
5,000,000            4,986,313
--------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
6.55%,
1/24/01(1)
2,000,000            1,991,631
--------------------------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp.:
6.53%,
2/7/01-2/21/01(1)
4,000,000            3,968,075

-----------

41,388,433
--------------------------------------------------------------------------------------------------------------------------------
Automotive--2.3%
DaimlerChrysler NA Holdings:
6.52%,
3/7/01
3,000,000            2,964,683
6.54%,
2/28/01
2,000,000            1,978,927

-----------

4,943,610
--------------------------------------------------------------------------------------------------------------------------------
Banks--0.9%
Wells Fargo Co.:
6.50%,
2/5/01
2,000,000            1,987,361
--------------------------------------------------------------------------------------------------------------------------------
Beverages--1.4%
Coca-Cola Enterprises, Inc.:
6.52%,
2/23/01(1)
3,000,000            2,971,203
--------------------------------------------------------------------------------------------------------------------------------
Broker/Dealers--8.6%
Banc of America Securities LLC:
6.95%,
1/2/01(2)
5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., Series B:
6.761%,
2/14/01(2)
4,000,000            4,000,000
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP:
6.78%,
2/12/01(3)
5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series B:
6.739%,
7/5/01(2)
4,500,000            4,499,085

-----------

18,499,085
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.9%
Henkel Corp.:
6.53%,
1/19/01(1)
2,000,000            1,993,470
--------------------------------------------------------------------------------------------------------------------------------
Commercial Finance--6.0%
CIT Group, Inc.:
6.51%,
2/9/01
5,000,000            4,964,738
--------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Series H:
6.717%,
5/21/01(2)
5,000,000            4,999,813
--------------------------------------------------------------------------------------------------------------------------------
Private Export Fund Corp.:
6.415%,
4/27/01(1)
3,000,000            2,937,988

-----------

12,902,539

                           Oppenheimer Money
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal           Value

Amount              See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Diversified Financial--10.5%
Associates Finance, Inc.:
6.56%,
1/19/01
$5,000,000          $ 4,983,600
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.52%,
1/26/01
1,000,000              995,472
--------------------------------------------------------------------------------------------------------------------------------
GE Capital International Funding, Inc.:
6.55%,
1/26/01(1)
4,500,000            4,479,531
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.50%,
2/7/01
3,000,000            2,979,958
--------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp.:
6.51%,
2/12/01
1,000,000              992,405
6.728%,
12/7/01(2)
4,000,000            4,000,000
--------------------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC:
6.43%,
4/26/01
4,400,000            4,309,623

-----------

22,740,589
--------------------------------------------------------------------------------------------------------------------------------
Diversified Media--1.1%
Omnicom Capital, Inc.:
6.70%,
2/20/01(1)
2,500,000            2,476,736
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--4.8%
Suez Finance Corp.:
6.45%,
3/19/01(1)
2,500,000            2,465,510
6.46%,
3/5/01(1)
3,000,000            2,966,085
6.48%,
4/27/01(1)
5,000,000            4,895,600

-----------

10,327,195
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.5%
Glaxo Wellcome plc:
6.52%,
1/31/01(1)
1,000,000              994,567
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--2.3%
Computer Sciences Corp.:
6.644%,
12/27/01(1)(2)
5,000,000            5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Insurance--11.3%
AIG Life Insurance Co.:
6.821%,
5/31/01(2)(3)
3,000,000            3,000,000
--------------------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A:
6.42%,
3/13/01
1,500,000            1,481,008
--------------------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc.:
6.39%,
3/14/01
1,000,000              987,220
6.51%,
2/14/01
4,500,000            4,464,195
--------------------------------------------------------------------------------------------------------------------------------
Insured Asset Funding LLC:
6.60%,
1/17/01(1)
5,000,000            4,985,333
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.:
6.871%,
1/2/01(2)
3,500,000            3,500,000
--------------------------------------------------------------------------------------------------------------------------------
Pacific Life Insurance Co.:
6.851%,
1/2/01(2)(3)
4,000,000            4,000,000
--------------------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co.:
6.616%,
9/14/01(2)(3)
2,000,000            2,000,000

-----------

24,417,756

                         Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal          Value

Amount             See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Manufacturing--0.4%
Eaton Corp.:
6.59%,
3/1/01(1)
$1,000,000         $    989,200
--------------------------------------------------------------------------------------------------------------------------------
Nondurable Household Goods--1.8%
Newell Rubbermaid, Inc.:
6.50%,
3/23/01(1)
4,000,000            3,942,850
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.5%
Motiva Enterprises LLC:
6.52%,
1/29/01
1,000,000              994,929
--------------------------------------------------------------------------------------------------------------------------------
Special Purpose Financial--1.4%
MONET Trust, Series 2000-1:
6.508%,
9/27/01(2)(3)
1,000,000            1,000,000
--------------------------------------------------------------------------------------------------------------------------------
Zurich Trust Certificates, Series ZTC-2T:
6.738%,
1/24/01(2)(3)
2,000,000            2,000,000

----------         ------------

3,000,000

------------
Total Short-Term
Notes
164,518,459
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at
Value
94.1%         203,102,038
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of
Liabilities
5.9           12,668,978

----------         ------------
Net
Assets
100.0%        $215,771,016

==========         ============

Short-term notes and letters of credit are generally traded on a discount basis;
the interest rate is the discounted rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
1. Security issued in an exempt transaction without registration under the
Securities Act of 1933. Such securities amount to $93,900,420, or 43.52% of the
Fund's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
2. Represents the current interest rate for a variable or increasing rate security.
3. Identifies issues considered to be illiquid or restricted--See Note 4 of
Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                          Oppenheimer Money
Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Assets
Investments, at value--see accompanying
statement
$203,102,038
--------------------------------------------------------------------------------------------------------------------------------
Cash
39,608
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest
sold
12,631,488
Interest
421,096
Other
3,807

------------
Total
assets
216,198,037
================================================================================================================================
Liabilities
Payables and other liabilities:
Dividends
210,441
Shares of beneficial interest
redeemed
203,495
Trustees'
compensation
1,814
Transfer and shareholder servicing agent
fees
730
Other
10,541

------------
Total
liabilities
427,021
================================================================================================================================
Net
Assets
$215,771,016

============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest
$     12,428
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in
capital
215,772,812
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment
transactions
(14,224)

------------
Net assets--applicable to 215,785,261 shares of beneficial interest
outstanding                                     $215,771,016

============
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per
Share                                                   $1.00

=====

See accompanying Notes to Financial Statements.

                         Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Investment Income
Interest
$13,262,121
================================================================================================================================
Expenses
Management
fees
920,606
--------------------------------------------------------------------------------------------------------------------------------
Shareholder
reports
61,702
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and
expenses
7,636
--------------------------------------------------------------------------------------------------------------------------------
Trustees'
compensation
4,412
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees
2,643
--------------------------------------------------------------------------------------------------------------------------------
Other
44,347

-----------
Total
expenses
1,041,346
Less expenses paid
indirectly
(7,033)

-----------
Net
expenses
1,034,313
================================================================================================================================
Net Investment
Income
12,227,808
================================================================================================================================
Net Realized Gain on
Investments
2,584
================================================================================================================================
Net Increase in Net Assets Resulting from
Operations
$12,230,392

===========

See accompanying Notes to Financial Statements.

                          Oppenheimer Money
Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000                 1999
================================================================================================================================
Operations

Net investment
income
$ 12,227,808         $  8,116,875
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
2,584                1,540

------------         ------------
Net increase in net assets resulting from
operations                                             12,230,392
8,118,415

================================================================================================================================
Dividends and/or Distributions to
Shareholders
(12,227,808)          (8,128,189)

================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest
transactions                       14,702,775           49,276,631
================================================================================================================================
Net Assets
Total
increase
14,705,359           49,266,857
--------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
201,065,657          151,798,800

------------         ------------
End of
period
$215,771,016         $201,065,657

============         ============

See accompanying Notes to Financial Statements.

                        Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                              Year Ended
December 31,
                                                              2000
1999          1998          1997          1996
=============================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                             $1.00
$1.00         $1.00         $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain
 .06          .05           .05           .05           .05
Dividends and/or distributions to shareholders
(.06)        (.05)         (.05)         (.05)         (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00
$1.00         $1.00         $1.00         $1.00
                                                                 =====
=====         =====         =====         =====
=============================================================================================================================
Total Return(1)
6.26%        4.96%         5.25%         5.31%         5.13%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                      $215,771
$201,066      $151,799      $126,782      $129,719
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $204,586
$166,727      $137,633      $133,707      $ 99,263
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income
5.98%        4.87%         5.12%         5.19%         5.01%
Expenses
0.51%        0.48%         0.50%(3)      0.48%(3)      0.49%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total
returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

                          Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer
Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in
"money market" securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the
Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized
cost, which approximates market value.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                     Year Ended December 31,
2000              Year Ended December 31, 1999

-------------------------------------     ---------------------------------
                                                     Shares
Amount               Shares              Amount
--------------------------------------------------------------------------------------------------------------------------------

Sold                                                  668,734,451         $
668,734,451         381,258,296        $ 381,258,296
Dividends and/or distributions reinvested              12,474,728
12,474,728           7,983,593            7,983,593
Redeemed                                             (666,506,404)
(666,506,404)       (339,965,258)        (339,965,258)
                                                     ------------
-------------        ------------        -------------
Net increase                                           14,702,775         $
14,702,775          49,276,631        $  49,276,631
                                                     ============
=============        ============        =============

                        Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (continued)
--------------------------------------------------------------------------------

================================================================================
3. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust. The annual fees are 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets
in excess of $1.5 billion. The Fund's management fee for the year ended
December
31, 2000, was an annualized rate of 0.45%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
4. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may
have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more
than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $17,000,000 which represents 7.88% of the Fund's net assets, of which $2,000,000 is considered restricted. Information concerning restricted securities is as follows:

Valuation Per

Acquisition           Cost Per          Unit as of
Security
Date                  Unit              December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Notes
----------------

Travelers Insurance Co.
9/15/00               $1.00             $1.00

                          Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Money Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Money Fund/VA (which is a series of Oppenheimer Variable Account
Funds), including the statement of investments, as of December 31, 2000, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles
used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred
to above present fairly, in all material respects, the financial position of
Oppenheimer Money Fund/VA as of December 31, 2000, the results of its operations
for the year then ended, the changes in its net assets for each of the two years
in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

                        Oppenheimer Money Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  December 31, 2000
--------------------------------------------------------------------------------

Market Value

Shares           See Note 1

================================================================================================================================
Common
Stocks--51.4%
--------------------------------------------------------------------------------------------------------------------------------
Basic
Materials--3.9%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--2.8%
Bayer AG, Sponsored
ADR
15,000          $   790,036
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical
Co.
62,000            2,270,750
--------------------------------------------------------------------------------------------------------------------------------
Engelhard
Corp.
133,000            2,709,875
--------------------------------------------------------------------------------------------------------------------------------
Ferro
Corp.
10,000              230,000
--------------------------------------------------------------------------------------------------------------------------------
Goodrich (B.F.)
Co.
64,000            2,328,000
--------------------------------------------------------------------------------------------------------------------------------
Hercules,
Inc.(1)
70,000            1,334,375
--------------------------------------------------------------------------------------------------------------------------------
IMC Global,
Inc.
104,834            1,631,479
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical
Co.
90,000            1,378,125
--------------------------------------------------------------------------------------------------------------------------------
Praxair,
Inc.
33,000            1,464,375
--------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas
Co.
62,000            2,251,375
--------------------------------------------------------------------------------------------------------------------------------
Syngenta
AG(2)
170                9,127
--------------------------------------------------------------------------------------------------------------------------------
Syngenta
AG(2)
1,018               54,593
-
-----------

16,452,110
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.2%
Alcoa,
Inc.
37,500            1,256,250
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.9%
Georgia Pacific
Corp.
60,000            1,867,500
--------------------------------------------------------------------------------------------------------------------------------
Sonoco Products
Co.
95,000            2,054,375
--------------------------------------------------------------------------------------------------------------------------------
UPM-Kymmene
Oyj
34,000            1,166,771

-----------

5,088,646
--------------------------------------------------------------------------------------------------------------------------------
Capital
Goods--2.3%
--------------------------------------------------------------------------------------------------------------------------------
Industrial
Services--0.5%
Pittston Brink's
Group
119,000            2,365,125
--------------------------------------------------------------------------------------------------------------------------------
Service Corp.
International(2)
235,000              411,250

-----------

2,776,375
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.8%
Coherent,
Inc.(1)(2)
50,000            1,625,000
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., Cl.
A(2)
9,232                9,232
--------------------------------------------------------------------------------------------------------------------------------
Millipore
Corp.
25,000            1,575,000
--------------------------------------------------------------------------------------------------------------------------------
Morgan Crucible Co.
plc
292,800            1,285,911
--------------------------------------------------------------------------------------------------------------------------------
Pall
Corp.
120,000            2,557,500
--------------------------------------------------------------------------------------------------------------------------------
Trinity Industries,
Inc.
46,000            1,150,000
--------------------------------------------------------------------------------------------------------------------------------
Tyco International
Ltd.(1)
41,159            2,284,324

-----------

10,486,967

                  Oppenheimer Multiple Strategies
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares              See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Communication
Services--3.6%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long
Distance--1.6%
Allegiance Telecom,
Inc.(2)
97,000          $ 2,159,766
--------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems,
Inc.(1)(2)
5,100              468,244
--------------------------------------------------------------------------------------------------------------------------------
ECI Telecommunications
Ltd.
152,800            2,136,812
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications,
Inc.(2)
393                2,825
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications,
Inc.(2)(3)
201                1,372
--------------------------------------------------------------------------------------------------------------------------------
NTL,
Inc.(2)
83,000            1,986,812
--------------------------------------------------------------------------------------------------------------------------------
Verizon
Communications
32,000            1,604,000
--------------------------------------------------------------------------------------------------------------------------------
WorldCom,
Inc.(2)
96,000            1,350,000

-----------

9,709,831
--------------------------------------------------------------------------------------------------------------------------------
Telephone
Utilities--0.8%
SBC Communications,
Inc.(1)
88,000            4,202,000
--------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA
(Telemar)
26,283,402              431,317
--------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar),
Preference                                           3,077,585
66,286
--------------------------------------------------------------------------------------------------------------------------------
Telefonica SA,
BDR(2)
15,026              244,654

-----------

4,944,257
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications:
Wireless--1.2%
AT&T Wireless
Group
150,000            2,596,875
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl.
A(2)
100,000            1,462,500
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular
SA(2)
108,900            2,504,700
--------------------------------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes
SA
49,153,261              337,267

-----------

6,901,342
--------------------------------------------------------------------------------------------------------------------------------
Consumer
Cyclicals--5.4%
Autos &
Housing--0.3%
Borg-Warner Automotive,
Inc.
30,000            1,200,000
--------------------------------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones
SA
323,901              541,782
--------------------------------------------------------------------------------------------------------------------------------
Lear
Corp.(2)
7,000              173,687

-----------

1,915,469
--------------------------------------------------------------------------------------------------------------------------------
Leisure &
Entertainment--2.2%
Brunswick
Corp.
84,000            1,380,750
--------------------------------------------------------------------------------------------------------------------------------
Callaway Golf
Co.
140,000            2,607,500
--------------------------------------------------------------------------------------------------------------------------------
Carnival
Corp.
15,000              462,187
--------------------------------------------------------------------------------------------------------------------------------
Hasbro,
Inc.
157,000            1,668,125
--------------------------------------------------------------------------------------------------------------------------------
Host Marriott
Corp.
130,000            1,681,875
--------------------------------------------------------------------------------------------------------------------------------
International Game
Technology(1)(2)
24,000            1,152,000
--------------------------------------------------------------------------------------------------------------------------------
Mattel,
Inc.
144,000            2,079,364
--------------------------------------------------------------------------------------------------------------------------------
Shimano,
Inc.
100,000            1,965,849

-----------

12,997,650
--------------------------------------------------------------------------------------------------------------------------------
Media--1.2%
Donnelley (R.R.) & Sons
Co.
107,000            2,889,000
--------------------------------------------------------------------------------------------------------------------------------
Reed International
plc
180,000            1,882,188
--------------------------------------------------------------------------------------------------------------------------------
South China Morning Post Holdings
Ltd.
1,608,000            1,195,708
--------------------------------------------------------------------------------------------------------------------------------
Time Warner,
Inc.(1)
27,000            1,410,480

-----------

7,377,376

                 Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares           See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Retail:
General--0.2%
Federated Department Stores,
Inc.(2)
41,000          $ 1,435,000
--------------------------------------------------------------------------------------------------------------------------------
Retail:
Specialty--1.0%
Borders Group,
Inc.(2)
180,000            2,103,750
--------------------------------------------------------------------------------------------------------------------------------
Gap,
Inc.
100,000            2,550,000
--------------------------------------------------------------------------------------------------------------------------------
Pacific Sunware of California,
Inc.(2)
52,900            1,355,562

-----------

6,009,312
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home
Furnishings--0.5%
Jones Apparel Group,
Inc.(1)(2)
101,000            3,250,937
--------------------------------------------------------------------------------------------------------------------------------
Consumer
Staples--5.7%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--2.4%
AT&T Corp./Liberty Media Corp., Cl.
A(2)
87,000            1,179,937
--------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications,
Inc.(1)(2)
48,340            2,341,469
--------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl.
A
104,800            2,364,550
--------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl.
A(2)
65,000            1,478,750
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl.
A(2)
82,800            2,375,325
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl.
H(1)(2)
68,000            1,564,000
--------------------------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl.
A(2)
65,000            1,815,937
--------------------------------------------------------------------------------------------------------------------------------
Societe Europeenne des
Satellites
6,000              901,344

-----------

14,021,312
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--2.0%
News Corp. Ltd. (The), Sponsored ADR,
Preference
71,400            2,075,062
--------------------------------------------------------------------------------------------------------------------------------
Nintendo Co.
Ltd.
13,700            2,158,170
--------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises
Ltd.
63,000            1,666,350
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl.
B(1)(2)
130,000            6,077,500

-----------

11,977,082
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug
Retailers--0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored
ADR                              14,000              511,000
--------------------------------------------------------------------------------------------------------------------------------
Household
Goods--0.4%
Wella
AG
55,900            2,220,095
--------------------------------------------------------------------------------------------------------------------------------
Wella AG, Preference,
Non-Vtg.
5,200              218,726

-----------

2,438,821
--------------------------------------------------------------------------------------------------------------------------------
Tobacco--0.8%
Philip Morris Cos.,
Inc.(1)
103,000            4,532,000
--------------------------------------------------------------------------------------------------------------------------------
Energy--5.2%
--------------------------------------------------------------------------------------------------------------------------------
Energy
Services--2.1%
Coflexip SA, Sponsored
ADR
19,000            1,194,625
--------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron
Corp.(1)(2)
36,500            2,411,281
--------------------------------------------------------------------------------------------------------------------------------
Core Laboratories
NV(2)
40,400            1,103,425
--------------------------------------------------------------------------------------------------------------------------------
ENSCO International,
Inc.
60,500            2,060,781
--------------------------------------------------------------------------------------------------------------------------------
Input/Output,
Inc.(2)
1,000               10,187
--------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, Sponsored
ADR(2)
130,000            1,730,625
--------------------------------------------------------------------------------------------------------------------------------
Santa Fe International
Corp.(1)
72,000            2,308,500
--------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex,
Inc.(1)
36,700            1,688,200

-----------

12,507,624

                  Oppenheimer Multiple Strategies
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares           See Note 1

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oil:
Domestic--1.4%
Devon Energy
Corp.
37,538          $ 2,288,692
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil
Corp.(1)
38,593            3,355,179
--------------------------------------------------------------------------------------------------------------------------------
Unocal
Corp.
70,000            2,708,125

-----------

8,351,996
--------------------------------------------------------------------------------------------------------------------------------
Oil:
International--1.7%
Anderson Exploration
Ltd.(2)
81,400            1,845,320
--------------------------------------------------------------------------------------------------------------------------------
Berkley Petroleum
Corp.(2)
181,100            1,362,470
--------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA,
Preference
33,300              781,782
--------------------------------------------------------------------------------------------------------------------------------
Talisman Energy,
Inc.(2)
86,010            3,186,722
--------------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, B
Shares
1,700              252,827
--------------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored
ADR
17,100            1,242,956
--------------------------------------------------------------------------------------------------------------------------------
Westport Resources
Corp.(2)
50,000            1,096,875

-----------

9,768,952
--------------------------------------------------------------------------------------------------------------------------------
Financial--9.2%
--------------------------------------------------------------------------------------------------------------------------------
Banks--4.5%
ABN Amro Holding
NV
62,700            1,425,808
--------------------------------------------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata
SA
95,000              651,793
--------------------------------------------------------------------------------------------------------------------------------
Bank of America
Corp.(1)
158,300            7,262,012
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan
Corp.(1)
210,550            9,566,866
--------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial
Corp.
57,000            2,141,062
--------------------------------------------------------------------------------------------------------------------------------
Knight Trading Group,
Inc.(1)(2)
1,500               20,906
--------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl.
A
34,000            2,113,276
--------------------------------------------------------------------------------------------------------------------------------
UBS
AG
8,350            1,362,897
--------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano
SpA
414,000            2,165,085

-----------

26,709,705
--------------------------------------------------------------------------------------------------------------------------------
Diversified
Financial--1.4%
C.I.T. Group, Inc., Cl.
A
140,000            2,817,500
--------------------------------------------------------------------------------------------------------------------------------
Equifax,
Inc.
8,500              243,844
--------------------------------------------------------------------------------------------------------------------------------
Franklin Resources,
Inc.
40,000            1,524,000
--------------------------------------------------------------------------------------------------------------------------------
Freddie
Mac
15,200            1,046,900
--------------------------------------------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored
ADR
35,500              372,750
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter &
Co.(1)
32,100            2,543,925

-----------

8,548,919
--------------------------------------------------------------------------------------------------------------------------------
Insurance--1.4%
ACE
Ltd.
50,000            2,121,875
--------------------------------------------------------------------------------------------------------------------------------
Aetna,
Inc.(1)(2)
31,000            1,272,937
--------------------------------------------------------------------------------------------------------------------------------
Skandia Forsakrings
AB
67,500            1,098,114
--------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl.
A
39,900            3,486,262

-----------

7,979,188

                 Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares           See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--1.5%
Brandywine Realty
Trust
62,000          $ 1,282,625
--------------------------------------------------------------------------------------------------------------------------------
Camden Property
Trust
51,000            1,708,500
--------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty
Corp.
53,000            1,659,563
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty
Corp.
82,000            1,091,625
--------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties
Trust
33,960            1,107,945
--------------------------------------------------------------------------------------------------------------------------------
JDN Realty
Corp.
60,000              633,750
--------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers,
Inc.
44,000            1,075,250

-----------

8,559,258
--------------------------------------------------------------------------------------------------------------------------------
Savings &
Loans--0.4%
Washington Mutual,
Inc.(1)
48,000            2,547,000
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--4.3%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--3.7%
Alkermes,
Inc.(1)(2)
22,000              690,250
--------------------------------------------------------------------------------------------------------------------------------
American Home Products
Corp.
45,500            2,891,525
--------------------------------------------------------------------------------------------------------------------------------
AstraZeneca Group
plc
40,900            2,037,306
--------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc,
ADR
32,433            1,816,248
--------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences,
Inc.(1)(2)
9,600              665,400
--------------------------------------------------------------------------------------------------------------------------------
Johnson &
Johnson(1)
45,995            4,832,350
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co.,
Inc.(1)
33,200            3,108,350
--------------------------------------------------------------------------------------------------------------------------------
Monsanto
Co.(2)
40,000            1,082,500
--------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories,
Inc.(1)
63,000            1,586,813
--------------------------------------------------------------------------------------------------------------------------------
Novartis
AG
1,700            3,005,554
--------------------------------------------------------------------------------------------------------------------------------
Pliva d.d.,
GDR(4)
20,000              235,000

-----------

21,951,296
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies &
Services--0.6%
Affymetrix,
Inc.(2)
3,200              238,200
--------------------------------------------------------------------------------------------------------------------------------
Covance,
Inc.(2)
185,000            1,988,750
--------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational
Corp.(2)
60,000            1,256,250

-----------

3,483,200
--------------------------------------------------------------------------------------------------------------------------------
Technology--9.9%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--2.8%
Cabletron Systems,
Inc.(2)
177,900            2,679,619
--------------------------------------------------------------------------------------------------------------------------------
Canon,
Inc.
48,000            1,681,261
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer
Corp.
72,000            1,083,600
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines
Corp.(1)
117,600            9,996,000
--------------------------------------------------------------------------------------------------------------------------------
Three-Five Systems,
Inc.(2)
47,500              855,000

-----------

16,295,480
--------------------------------------------------------------------------------------------------------------------------------
Computer
Services--0.1%
Palm,
Inc.(2)
13,700              387,881

                  Oppenheimer Multiple Strategies
Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares           See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Computer
Software--1.2%
Computer Associates International,
Inc.(1)
64,599          $ 1,259,690
--------------------------------------------------------------------------------------------------------------------------------
Peoplesoft,
Inc.(1)(2)
79,000            2,937,813
--------------------------------------------------------------------------------------------------------------------------------
Red Hat,
Inc.(2)
25,000              156,250
--------------------------------------------------------------------------------------------------------------------------------
Structural Dynamics Research
Corp.(2)
167                1,670
--------------------------------------------------------------------------------------------------------------------------------
Synopsys,
Inc.(1)(2)
35,000            1,660,313
--------------------------------------------------------------------------------------------------------------------------------
Yahoo!,
Inc.(1)(2)
26,100              784,631

-----------

6,800,367
--------------------------------------------------------------------------------------------------------------------------------
Communications
Equipment--0.8%
Cisco Systems,
Inc.(1)(2)
25,000              956,250
--------------------------------------------------------------------------------------------------------------------------------
Extreme Networks,
Inc.(2)
11,500              449,938
--------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies,
Inc.
72,000              972,000
--------------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl.
A(1)
80,000            1,835,000
--------------------------------------------------------------------------------------------------------------------------------
Newport
Corp.
8,000              628,875

-----------

4,842,063
--------------------------------------------------------------------------------------------------------------------------------
Electronics--4.8%
Analog Devices,
Inc.(1)(2)
75,000            3,839,063
--------------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding
NV(2)
52,000            1,173,250
--------------------------------------------------------------------------------------------------------------------------------
Cognex
Corp.(2)
82,500            1,825,313
--------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor
Corp.(2)
40,000              787,500
--------------------------------------------------------------------------------------------------------------------------------
Intel
Corp.(1)
191,000            5,741,938
--------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase
Corp.(2)
13,000              541,938
--------------------------------------------------------------------------------------------------------------------------------
Keyence
Corp.
8,360            2,049,737
--------------------------------------------------------------------------------------------------------------------------------
KLA Instruments
Corp.(2)
86,000            2,897,125
--------------------------------------------------------------------------------------------------------------------------------
Lam Research
Corp.(2)
125,000            1,812,500
--------------------------------------------------------------------------------------------------------------------------------
National Semiconductor
Corp.(2)
85,000            1,710,625
--------------------------------------------------------------------------------------------------------------------------------
QLogic
Corp.(1)(2)
4,000              308,000
--------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices,
Inc.(1)(2)
19,000              521,313
--------------------------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered
Shares(1)
52,800            2,260,500
--------------------------------------------------------------------------------------------------------------------------------
Teradyne,
Inc.(1)(2)
76,200            2,838,450

-----------

28,307,252
--------------------------------------------------------------------------------------------------------------------------------
Photography--0.2%
Eastman Kodak
Co.(1)
16,000              630,000
--------------------------------------------------------------------------------------------------------------------------------
Xerox
Corp.
150,000              693,750

-----------

1,323,750
--------------------------------------------------------------------------------------------------------------------------------
Transportation--1.2%
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.9%
Burlington Northern Santa Fe
Corp.(1)
61,000            1,727,063
--------------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co.,
Inc.(2)
85,000            1,684,063
--------------------------------------------------------------------------------------------------------------------------------
Werner Enterprises,
Inc.
99,400            1,689,800

-----------

5,100,926
--------------------------------------------------------------------------------------------------------------------------------
Shipping--0.3%
United Parcel Service, Inc., Cl.
B
26,500            1,558,531

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Market Value

Shares              See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Utilities--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.3%
Edison
International
103,000         $  1,609,375
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.4%
Dynegy,
Inc.(1)
37,500            2,102,344

------------
Total Common Stocks (Cost
$233,800,283)
302,816,844
================================================================================================================================
Preferred Stocks--1.1%
--------------------------------------------------------------------------------------------------------------------------------
MediaOne Group, Inc., 7% Cv. Premium Income Exchangeable Securities
(exchangeable for Airtouch plc common
stock)
15,000              534,375
--------------------------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75%
Cv.(4)
75,000            5,156,250
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity Redeemable
Stock,
Units (each unit consists of one preferred plus one warrant to purchase
5.3355 shares of Sovereign Bancorp common
stock)(5)
12,500              606,250

------------
Total Preferred Stocks (Cost
$5,385,614)
6,296,875

Units
================================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Applera Corp. Celera, Cl. G Wts., Exp.
9/11/03(3)
249               14,940
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp.
4/1/08(3)
1,000               10,500
--------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp.
9/27/09(3)
2,592                  259
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp. Rts., Exp.
5/15/02(3)
4,000               66,000

------------
Total Rights, Warrants and Certificates (Cost
$38,888)
91,699

Principal

Amount
================================================================================================================================
Mortgage-Backed Obligations--1.6%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates,
7%,
5/1/29
$ 4,367,307            4,376,828
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.50%,
11/1/27-12/1/27
3,400,898            3,358,387
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8%,
4/15/23
1,341,707            1,381,945

------------
Total Mortgage-Backed Obligations (Cost
$9,102,636)
9,117,160
================================================================================================================================
U.S. Government Obligations--12.0%
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
5.125%,
2/13/04
1,750,000            1,723,750
7.125%,
1/15/30
400,000              447,932
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%,
2/15/26
575,000              606,030
7.50%,
11/15/16
1,310,000            1,580,470
8.875%,
8/15/17
2,900,000            3,939,563
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 6.30%,
8/15/25(6)
10,965,000            2,768,147
STRIPS, 6.54%,
8/15/15(6)
6,035,000            2,672,533
STRIPS, 7.10%,
11/15/18(6)
13,600,000            4,964,857
STRIPS, 7.26%,
11/15/18(6)
8,500,000            3,103,036
STRIPS, 7.31%,
8/15/19(6)
15,300,000            5,343,846

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal            Market Value

Amount               See Note 1

================================================================================================================================
U.S. Government Obligations  (continued)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.75%,
8/15/03
$ 3,300,000          $ 3,350,018
5.875%,
9/30/02
15,000,000           15,167,040
6.125%,
8/15/07
3,500,000            3,685,665
6.25%,
2/15/07
8,800,000            9,302,216
6.375%,
8/15/02
5,000,000            5,087,555
6.50%,
8/15/05-10/15/06
4,655,000            4,960,225
7.50%,
11/15/01
1,775,000            1,804,426

-----------
Total U.S. Government Obligations (Cost
$65,561,996)
70,507,309
================================================================================================================================
Foreign Government Obligations--16.4%
--------------------------------------------------------------------------------------------------------------------------------
Argentina--3.2%
Argentina (Republic of) Debs., Bonos de Consolidacion de Deudas, Series FRB,
7.375%,
3/31/05(7)
2,448,000            2,231,352
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts., 14.25%,
11/30/02(3)(7)
13,125,000           13,059,375
--------------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%,
3/31/23(7)
5,000,000            3,456,250

-----------

18,746,977
--------------------------------------------------------------------------------------------------------------------------------
Australia--0.5%
New South Wales Treasury Corp. Gtd. Bonds, 7%,
4/1/04AUD                                          3,160,000
1,826,463
--------------------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable Gtd. Nts., 10.50%,
5/15/03AUD                              1,800,000            1,110,363

-----------

2,936,826
--------------------------------------------------------------------------------------------------------------------------------
Brazil--4.5%
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr., 8%,
4/15/14               17,116,599           13,276,062
--------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 7.625%,
4/15/06(7)                         14,476,000           13,516,965

-----------

26,793,027
--------------------------------------------------------------------------------------------------------------------------------
Canada--2.8%
Canada (Government of) Bonds:
8.50%,
4/1/02CAD
1,500,000            1,039,005
8.75%,
12/1/05CAD
12,200,000            9,313,344
9.75%,
6/1/01CAD
2,000,000            1,357,310
9.75%,
12/1/01CAD
3,000,000            2,078,589
Series WL43, 5.75%,
6/1/29CAD
3,670,000            2,508,159

-----------

16,296,407
--------------------------------------------------------------------------------------------------------------------------------
Denmark--0.8%
Denmark (Kingdom of) Bonds, 8%,
3/15/06DKK
32,100,000            4,582,888
--------------------------------------------------------------------------------------------------------------------------------
Great Britain--0.7%
United Kingdom Treasury Bonds, 6.75%,
11/26/04GBP
2,680,000            4,221,569
--------------------------------------------------------------------------------------------------------------------------------
Mexico--0.7%
United Mexican States Collateralized Fixed Rate Par Bonds, Series W-A, 6.25%,
12/31/19            4,450,000            4,049,500
--------------------------------------------------------------------------------------------------------------------------------
New Zealand--2.8%
New Zealand (Government of) Bonds:
8%,
2/15/01NZD
19,440,000            8,614,972
10%,
3/15/02NZD
16,800,000            7,747,403

-----------

16,362,375
--------------------------------------------------------------------------------------------------------------------------------
Philippines--0.2%
Philippines (Republic of) Bonds, 8.60%,
6/15/27(3)
1,500,000              993,750

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal           Market Value

Amount              See Note 1

--------------------------------------------------------------------------------------------------------------------------------
South Africa--0.2%
Eskom Depositary Receipts, Series E168, 11%,
6/1/08ZAR                                           12,570,000          $
1,501,429

-----------
Total Foreign Government Obligations (Cost
$102,318,050)
96,484,748
================================================================================================================================
Non-Convertible Corporate Bonds and Notes--7.6%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials--1.2%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.5%
Avecia Group plc, 11% Sr. Unsec. Nts.,
7/1/09
500,000              496,250
--------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec. Disc. Nts.,
13.08%,
12/31/09(6)
1,000,000              280,000
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A,
5/1/07
250,000              243,125
9.875% Sec. Nts., Series B,
5/1/07
250,000              243,125
10.875% Sr. Sub. Nts.,
5/1/09
250,000              235,625
--------------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc.:
11.75% Sr. Sec. Nts.,
10/15/03
57,000               57,855
11.75% Sr. Sec. Nts.,
10/15/03
28,000               28,420
--------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B,
7/1/07                                      500,000              332,500
--------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs.,
7/15/29
400,000              404,502
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts.,
8/15/06
335,000              162,475
12.375% Sr. Sec. Nts., Series B,
7/15/06
650,000              601,250

-----------

3,085,127
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.4%
AK Steel Corp., 9.125% Sr. Nts.,
12/15/06
1,215,000            1,163,362
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts.,
2/1/03                                    1,000,000              685,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts.,
12/1/07
450,000              362,250

-----------

2,210,612
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Aracruz Celulose SA, 10.375% Debs.,
1/31/02(4)
430,000              438,600
--------------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts.,
3/15/04
700,000              297,500
--------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
10.625% Second Priority Sr. Sec. Nts.,
4/15/05
300,000              310,875
11.50% Sr. Sec. Nts.,
6/1/04
200,000              224,000
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts.,
8/1/07
500,000              502,500
10.875% Sr. Sub. Nts.,
4/1/08
250,000              226,250

-----------

1,999,725
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods--0.4%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.0%
Loral Space & Communications Ltd., 9.50% Sr. Nts.,
1/15/06                                          200,000              135,000
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.2%
Allied Waste North America, Inc., 10% Sr. Unsec. Sub. Nts., Series B,
8/1/09                      1,000,000              947,500
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9% Sr. Unsec. Sub. Nts., Series B,
4/1/09                                     500,000              377,500

-----------

1,325,000

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal            Market Value

Amount               See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.2%
Blount, Inc., 13% Sr. Sub. Nts.,
8/1/09                                                          $
700,000           $  542,500
--------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc., 7.375% Unsec. Debs.,
3/1/97
400,000              382,100
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B,
6/1/05                              500,000              490,000

----------

1,414,600
--------------------------------------------------------------------------------------------------------------------------------
Communication Services--1.6%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.7%
360networks, Inc., 12% Sr. Unsec. Sub. Nts.,
8/1/09                                                 400,000
300,000
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts.,
7/1/08                                                500,000
447,500
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Unsec. Nts.,
5/15/08                                      750,000              708,750
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B,
1/15/08                                  500,000              352,500
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 11% Sr. Unsec. Nts.,
3/15/08                                          200,000              177,000
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts.,
12/15/09
250,000              208,750
10% Sr. Unsec. Nts., Series B,
11/15/08
750,000              626,250
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B,
2/15/05                                                750,000
198,750
--------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc, 7.75% Unsec. Unsub. Nts.,
2/15/10(4)                                            400,000
414,733
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc., 6.95% Sr. Unsec. Nts.,
8/15/28
400,000              340,510
--------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 10.75% Sr. Unsec. Nts.,
6/1/09                                             500,000
412,500

----------

4,187,243
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
Crown Castle International Corp.:
9% Sr. Nts.,
5/15/11
500,000              486,250
10.75% Sr. Nts.,
8/1/11
350,000              365,750
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.625% Sr. Nts.,
7/15/10(4)                                           300,000
268,500
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts.,
6/1/06(8)                             750,000              592,500
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts.,
2/15/08(8)
200,000              146,500
9.375% Sr. Unsec. Nts.,
11/15/09
500,000              467,500
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts.,
9/15/09(4)
250,000              281,250
--------------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts.,
8/15/04(3)(9)                                200,000               21,000
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B,
5/15/08                                       750,000              693,750
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 10.75% Sr. Unsec. Nts., Series B,
3/15/10                               500,000              466,250
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts.,
11/15/09                                     1,608,913            1,731,593

----------

5,520,843
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--0.8%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.3%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B,
12/15/06                            200,000               51,000
--------------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B,
7/15/07(9)                              300,000               76,500
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10
400,000              378,000
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.70% Unsec. Debs.,
5/15/97
400,000              364,878
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts.,
7/15/06                                        500,000              377,500
--------------------------------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 12% Unsec. Nts.,
7/15/05(3)                                            271,000
149,050
--------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts.,
10/15/04(3)                                             400,000
376,000
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B,
10/15/09                                     200,000               98,000

----------

1,870,928

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal            Market Value

Amount               See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts.,
8/15/07                                  $  500,000           $  460,000
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75% Sr. Nts.,
6/15/07
500,000              487,500

----------

947,500
--------------------------------------------------------------------------------------------------------------------------------
Media--0.2%
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts.,
12/1/06                                             150,000
155,250
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts.,
5/1/12                                           500,000              618,119
--------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125% Debs.,
1/15/13
500,000              582,021

----------

1,355,390
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--0.1%
Wal-Mart Stores, Inc., 7.55% Sr. Unsec. Nts.,
2/15/30                                               400,000
445,251
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples--1.7%
--------------------------------------------------------------------------------------------------------------------------------
Beverages--0.2%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts.,
8/1/06                                            700,000              715,750
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Debs.,
7/29/93
360,000              344,342

----------

1,060,092
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--1.4%
Adelphia Communications Corp., 9.375% Sr. Nts.,
11/15/09                                            750,000
663,750
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B,
6/15/07                             1,000,000            1,030,000
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings
Capital Corp., 0%/9.92% Sr. Unsec. Disc. Nts.,
4/1/11(8)                                          1,750,000
1,019,375
--------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts.,
7/1/08                                           300,000              242,250
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts.,
2/1/09                                                  700,000
682,500
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 0%/12.375% Sr. Unsec. Nts., Series B,
10/1/08(8)                          500,000              272,500
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/9.75% Sr. Deferred Coupon Nts., Series B,
4/1/08(8)                                   500,000              276,250
--------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs.,
12/1/07                             1,000,000            1,055,000
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts.,
12/15/07
500,000              450,000
9% Sr. Unsec. Sub. Nts.,
7/15/07
375,000              345,000
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
9.625% Sr. Debs.,
10/1/06
500,000              432,500
11% Sr. Disc. Debs.,
10/1/07
1,000,000              895,000
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B,
8/1/09                      400,000              258,000
--------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs.,
6/15/07                                             700,000
637,875

----------

8,260,000
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--0.0%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts.,
2/1/11                                         300,000              174,750
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B,
12/1/04
300,000              234,000
10.625% Sr. Sub. Nts., Series B,
7/31/07
500,000              345,000

----------

579,000
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.0%
Revlon Consumer Products Corp., 9% Sr. Nts.,
11/1/06                                                200,000
148,000

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal            Market Value

Amount               See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Energy--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--0.4%
Chesapeake Energy Corp., 9.625% Sr. Unsec. Nts., Series B,
5/1/05                                $  500,000           $  516,875
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts.,
11/15/09
250,000              249,063
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B,
5/1/05                                    750,000              806,250
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts.,
12/15/08
500,000              547,500

----------

2,119,688
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Conoco, Inc., 6.95% Sr. Unsec. Nts.,
4/15/29
400,000              392,864
--------------------------------------------------------------------------------------------------------------------------------
Financial--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Banks--0.2%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B,
10/15/93                                  400,000              359,810
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.80% Jr. Unsec. Sub. Nts.,
2/15/10                                          400,000              416,993
--------------------------------------------------------------------------------------------------------------------------------
First Chicago Corp., 11.25% Sub. Nts.,
2/20/01
250,000              251,317

----------

1,028,120
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--0.2%
General Electric Capital Corp., 7.25% Nts., Series A,
2/1/05                                        400,000              418,548
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts., Series B,
1/28/10                    400,000              421,332
--------------------------------------------------------------------------------------------------------------------------------
IBM Corp., 7.125% Sr. Unsec. Unsub. Debs.,
12/1/96                                                  400,000
374,435

----------

1,214,315
--------------------------------------------------------------------------------------------------------------------------------
Insurance--0.1%
Citigroup, Inc., 6.875% Unsec. Nts.,
2/15/98
450,000              398,659
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--0.1%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.0%
Amgen, Inc., 8.125% Unsec. Debs.,
4/1/97
91,000               93,799
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.1%
Sun Healthcare Group, Inc., 9.375% Sr. Sub. Nts.,
5/1/08(2)(3)(9)                                 1,000,000               25,000
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B,
12/1/08
200,000              203,000
9.25% Sr. Nts.,
9/1/10
200,000              218,250

----------

446,250
--------------------------------------------------------------------------------------------------------------------------------
Technology--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--0.1%
EchoStar Broadband Corp., 10.375% Sr. Nts.,
10/1/07(4)                                              900,000
888,750
--------------------------------------------------------------------------------------------------------------------------------
Electronics--0.1%
Amkor Technologies, Inc., 9.25% Sr. Unsec. Nts.,
5/1/06                                             500,000
473,750
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc., 5.22% Unsec. Debs.,
10/1/97
140,000               86,858

----------

560,608
--------------------------------------------------------------------------------------------------------------------------------
Transportation--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Amtran, Inc., 10.50% Sr. Nts.,
8/1/04(3)
500,000              445,625
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts.,
12/15/04                                        1,000,000              545,000

----------

990,625
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.1%
Norfolk Southern Corp., 7.90% Sr. Bonds,
5/15/97
400,000              399,014

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

Principal           Market Value

Amount              See Note 1

--------------------------------------------------------------------------------------------------------------------------------
Utilities--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
Calpine Corp., 8.75% Sr. Nts.,
7/15/07                                                           $
400,000          $   385,358
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease Obligation Bonds,
6/1/17(3)              989,000            1,068,120

-----------
Total Non-Convertible Corporate Bonds and Notes (Cost
$50,172,610)                                                    44,705,231
================================================================================================================================
Convertible Corporate Bonds and Notes--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc., 4.75% Cv. Sub. Nts.,
2/15/07(4)
1,000,000              740,000
--------------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc., 5% Cv. Nts.,
3/15/07(4)
750,000              499,688
--------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. 5% Cv. Unsec. Nts.,
3/1/06
1,000,000              661,250
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts.,
3/15/07                                         500,000              510,625
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 6% Cv. Unsec. Sub. Nts.,
3/15/10                                    1,000,000              510,000
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25% Cv. Sr. Nts.,
1/15/10(4)                                         700,000
509,250
--------------------------------------------------------------------------------------------------------------------------------
Photronics, Inc., 6% Cv. Sub. Nts.,
6/1/04
750,000              766,875

-----------
Total Convertible Corporate Bonds and Notes (Cost
$4,770,253)                                                          4,197,688
================================================================================================================================
Structured Instruments--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch), Carnival Corp. Equity
Linked Nts.,
7%, 7/17/02(3) (Cost
$156,164)
159,120              202,878

Date           Strike        Contracts
================================================================================================================================

Options Purchased--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc. Call (Cost $57,000)
1/22/01         $35                 250              231,250

Principal

Amount
================================================================================================================================
Repurchase Agreements--8.4%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc.,
5.75%, dated 12/29/00, to be repurchased at $49,780,784
on 1/2/01, collateralized by U.S. Treasury Bonds,
6.625%--11.25%, 2/15/15--2/15/27, with a value of $9,228,432 and U.S. Treasury Nts., 5%--7.875%, 1/31/01--8/15/07, with a value of $41,586,388 (Cost
$49,749,000)
$49,749,000           49,749,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$521,112,494)
99.2%         584,400,682
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of
Liabilities
0.8            4,897,162

-----------         ------------
Net
Assets
100.0%        $589,297,844

===========         ============

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal  amount is reported in U.S.  Dollars,  except for those denoted in the
following currencies:
   AUD --  Australian Dollar                  GBP --  British Pound Sterling
   CAD --  Canadian Dollar                    NZD --  New Zealand Dollar
   DKK --  Danish Krone                       ZAR --  South African Rand

1. A sufficient amount of liquid assets has been designated to cover outstanding
written call and put options, as follows:

                                             Contracts
Expiration    Exercise         Premium          Market Value
                                             Subject to Call
Date          Price            Received         See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Aetna, Inc.                                     200
1/22/01       $ 80.00          $ 54,400            $ 20,000
Alkermes, Inc.                                   80
5/21/01         50.00            47,758              16,500
Analog Devices, Inc.                            100
6/18/01         85.00            49,700              27,500
Bank of America Corp.                           300
5/21/01         65.00            49,725               9,375
Brocade Communications Systems, Inc.             50
1/22/01        100.00            30,549              25,000
Burlington Northern Santa Fe Corp.              130
4/23/01         30.00            15,860              17,063
Chase Manhattan Corp.                           400
6/18/01         65.00            43,799              25,000
Cisco Systems, Inc.                              66
1/22/01         85.00            23,727                 413
Clear Channel Communications, Inc.               20
1/22/01         90.00            14,940                 --
Coherent, Inc.                                  210
5/21/01         75.00            67,620               9,188
Computer Associates International, Inc.          75
2/19/01         35.00            21,337                 --
Computer Associates International, Inc.          75
2/19/01         40.00            11,962                 --
Cooper Cameron Corp.                              7
2/19/01         85.00             6,279                 875
Dynegy, Inc.                                     75
3/19/01         55.00            38,211              60,000
Dynegy, Inc.                                     50
3/19/01         60.00            34,224              28,750
Dynegy, Inc.                                    120
6/18/01         55.00            97,140             123,000
Eastman Kodak Co.                               160
4/23/01         55.00            26,520               3,000
Exxon Mobil Corp.                                50
4/23/01        105.00             7,975               3,750
General Motors Corp., Cl. H                     180
6/18/01         40.00            44,460               8,100
Hercules, Inc.                                   10
6/18/01         25.00             1,220                 563
Human Genome Sciences, Inc.                      30
4/23/01        105.00            49,641              17,625
Intel Corp.                                     320
1/22/01         90.00           101,520                 --
Intel Corp.                                     400
4/23/01         65.00            78,800               7,500
International Business Machines Corp.           280
4/23/01        150.00            32,410               3,500
International Game Technology                   140
4/23/01         40.00            43,330             136,500
Johnson & Johnson                                90
1/22/01        115.00            23,355               2,813
Jones Apparel Group, Inc.                       250
2/19/01         30.00            83,622              81,250
Knight Trading Group, Inc.                        5
1/22/01         45.00             1,485                 --
Knight Trading Group, Inc.                       10
1/22/01         50.00             1,970                 --
Merck & Co., Inc.                                62
1/22/01        100.00            11,439               6,588
Methode Electronics, Inc., Cl. A                660
4/23/01         65.00           171,264                 --
Morgan Stanley Dean Witter & Co.                 40
4/23/01        110.00            11,880               5,500
Mylan Laboratories, Inc.                        230
4/23/01         35.00            42,434               5,750
Peoplesoft, Inc.                                120
4/23/01         55.00            85,137              29,250
Philip Morris Cos., Inc.                        200
6/18/01         50.00            23,149              65,000
QLogic Corp.                                     40
1/22/01        140.00            31,879                 750
RF Micro Devices, Inc.                          190
5/21/01         50.00            39,804              34,435
SBC Communications, Inc.                        140
4/23/01         65.00            36,432               5,250
STMicroelectronics NV, NY Registered Shares     110
4/23/01         60.00            58,850              19,250
Santa Fe International Corp.                     80
1/22/01         50.00            17,760                 --
Synopsys, Inc.                                  300
6/18/01         40.00           152,845             348,750
Teradyne, Inc.                                  230
4/23/01         70.00            28,060              25,875
Time Warner, Inc.                               135
3/19/01        100.00            54,943                 --
Transocean Sedco Forex, Inc.                    100
5/21/01         70.00            28,450              12,500

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Outstanding written call and put options continued.

                                             Contracts
Expiration    Exercise       Premium            Market Value
                                             Subject to Call
Date          Price          Received           See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Tyco International Ltd.                         120
4/23/01       $ 60.00        $   55,138          $   43,500
Viacom, Inc., Cl. B                             165
1/22/01         80.00            51,068                  --
Washington Mutual, Inc.                          96
4/23/01         50.00            22,512              70,800
Yahoo!, Inc.                                      6
1/22/01        270.00             3,132                  --
Yahoo!, Inc.                                     31
4/23/01        100.00            20,831                 775

----------          ----------

$2,050,546          $1,301,238

==========          ==========

                                             Contracts
Expiration    Exercise       Premium            Market Value
                                             Subject to Call
Date          Price          Received           See Note 1
--------------------------------------------------------------------------------------------------------------------------------

Microsoft Corp.                                  90
4/23/01       $ 50.00        $   66,479          $   86,625

2. Non-income-producing security.
3. Identifies issues considered to be illiquid or restricted--See Note 7 of
Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have
been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $9,432,021 or 1.60% of the Fund's net assets as of December 31, 2000.
5. Units may be comprised of several components, such as debt and equity and/or
warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
6. Zero-coupon bond reflects the effective yield on the date of purchase.
7. Represents the current interest rate for a variable or increasing rate security.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable
interest rate at a designated future date.
9. Issuer is in default.

See accompanying Notes to Financial Statements.

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================
Assets

Investments, at value (cost $521,112,494)--see accompanying
statement                                               $584,400,682
--------------------------------------------------------------------------------------------------------------------------------
Cash--collateral for Microsoft Corp.
put
140,650
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest
4,525,036
Investments
sold
2,900,626
Shares of beneficial interest
sold
191,180
Other
6,089

-----------
Total
assets
592,164,263
================================================================================================================================
Liabilities
Bank
overdraft
14,953
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency
contracts
10,518
--------------------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $2,117,025)--see accompanying
statement                                   1,387,863
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments
purchased
1,081,652
Shares of beneficial interest
redeemed
327,804
Trustees'
compensation
2,230
Transfer and shareholder servicing agent
fees
16
Other
41,383

-----------
Total
liabilities
2,866,419
================================================================================================================================
Net
Assets
$589,297,844

============
================================================================================================================================
Composition of Net Assets
Par value of shares of beneficial
interest
$     35,603
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in
capital
473,435,465
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
income
22,670,745
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions                                        29,091,035
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies
64,064,996

------------
Net assets--applicable to 35,602,797 shares of beneficial interest
outstanding                                      $589,297,844

============
================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per
Share                                                  $16.55

See accompanying Notes to Financial Statements.

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

================================================================================================================================

Investment Income
Interest (net of foreign withholding taxes of
$4,005)
$23,768,730
--------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of
$69,480)
5,206,625

-----------
Total
income
28,975,355
================================================================================================================================
Expenses
Management
fees
4,090,208
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and
expenses
67,649
--------------------------------------------------------------------------------------------------------------------------------
Trustees'
compensation
10,277
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees
1,932
--------------------------------------------------------------------------------------------------------------------------------
Other
134,008

-----------
Total
expenses
4,304,074
Less expenses paid
indirectly
(11,724)

-----------
Net
expenses
4,292,350
================================================================================================================================
Net Investment
Income
24,683,005
================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options
exercised)
33,243,704
Closing and expiration of option contracts
written
1,658,405
Foreign currency
transactions
(2,582,418)

-----------
Net realized
gain
32,319,691
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments
(15,487,439)
Translation of assets and liabilities denominated in foreign
currencies                                               (5,099,283)

-----------
Net
change
(20,586,722)

-----------
Net realized and unrealized
gain
11,732,969
================================================================================================================================
Net Increase in Net Assets Resulting from
Operations
$36,415,974

===========

See accompanying Notes to Financial Statements.

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

Year Ended December 31,

2000                 1999
================================================================================================================================

Operations
Net investment
income
$ 24,683,005         $ 26,455,258
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain
(loss)
32,319,691           36,392,711
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)
(20,586,722)           3,140,414

------------         ------------
Net increase in net assets resulting from
operations                                             36,415,974
65,988,383
================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment
income
(26,143,340)         (20,765,472)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
gain
(37,970,659)         (30,037,334)
================================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest
transactions
38,213,035          (58,736,044)
================================================================================================================================
Net Assets
Total increase
(decrease)
10,515,010          (43,550,467)
--------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
578,782,834          622,333,301

------------         ------------
End of period (including undistributed net investment
income of $22,670,745 and $25,784,656,
respectively)                                           $589,297,844
$578,782,834

============         ============

See accompanying Notes to Financial Statements.

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                             Year Ended
December 31,
                                                             2000
1999            1998         1997         1996
================================================================================================================================

Per Share Operating Data
Net asset value, beginning of period
$17.46           $17.05          $17.01       $15.63       $14.55
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income
 .72              .82             .71          .62          .72
Net realized and unrealized gain
 .38             1.04             .42         1.95         1.45
--------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations
1.10             1.86            1.13         2.57         2.17
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income
(.82)            (.59)           (.16)        (.61)        (.74)
Distributions from net realized gain
(1.19)            (.86)           (.93)        (.58)        (.35)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders
(2.01)           (1.45)          (1.09)       (1.19)       (1.09)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$16.55           $17.46          $17.05       $17.01       $15.63

======           ======          ======       ======       ======
================================================================================================================================
Total Return, at Net Asset Value(1)
6.44%           11.80%           6.66%       17.22%15.50%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $589,298
$578,783        $622,333     $637,545     $484,285
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $566,724
$593,151        $640,131     $564,369     $428,277
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income
4.36%            4.46%           4.05%        3.86%        4.89%
Expenses
0.76%            0.73%           0.76%(3)     0.75%(3)     0.77%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
42%              17%             43%          42%          40%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Total
returns are not annualized for periods of less than one full year. Total return
information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of
Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the
Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange
rates. The structured notes are leveraged, which increases the notes'
volatility
relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 2000, the market value of these securities comprised less than 0.1% of the Fund's net assets and resulted in unrealized gains in the current period of $46,714.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk
of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities
whose issuers subsequently default. As of December 31, 2000, securities with an
aggregate market value of $122,500, representing 0.02% of the Fund's net assets,
were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $3,164,521, a decrease in undistributed net investment income of $1,653,576, and a decrease in accumulated net realized gain
on investments of $1,510,945. This reclassification includes $3,164,521 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are
determined on an identified cost basis, which is the same basis used for federal
income tax purposes.
     The Fund will adopt the provisions of the AICPA Audit and Accounting
Guide
for Investment Companies, as revised, effective for fiscal years beginning after
December 15, 2000. As required, the Fund will begin amortizing premiums on debt
securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result
in a $2,003,025 decrease to cost of securities and a corresponding $2,003,025 increase in net unrealized appreciation, based on securities held as of
December
31, 2000.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                       Year Ended December
31, 2000          Year Ended December 31, 1999

----------------------------------    -------------------------------
                                                       Shares
Amount                Shares            Amount
----------------------------------------------------------------------------------------------------------------------------

Sold                                                    5,866,277     $
97,138,029           1,494,012        $  25,019,610
Dividends and/or distributions reinvested               3,923,745
64,113,999           3,209,274           50,802,806
Redeemed                                               (7,335,615)
(123,038,993)         (8,052,445)        (134,558,460)
                                                       ----------
-------------          ----------        -------------
Net increase (decrease)                                 2,454,407     $
38,213,035          (3,349,159)       $ (58,736,044)
                                                       ==========
=============          ==========        =============

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were
$223,451,408 and $235,900,737, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $521,477,407 was:

                   Gross unrealized appreciation            $100,184,089
                   Gross unrealized depreciation             (37,260,815)
                                                            ------------
                   Net unrealized depreciation              $ 62,923,274
                                                            ============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million,
0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2000 was an annualized rate of 0.72%, before any waiver
by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the
for cost agreement and began paying OFS on a fee per account basis to provide these services.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign
currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by
a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
Investments
where applicable.

As of December 31, 2000, the Fund had outstanding foreign currency contracts as
follows:

                                                       Expiration
Contract               Valuation as of         Unrealized
Contract Description                                   Date
Amount (000s)          December 31, 2000       Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------

Euro (EUR)                                              1/3/01
1,048 EUR               $983,929                    $10,518

=======
------------------------------------------------------------------------------------------------------------------------------------

================================================================================
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
     The Fund generally purchases put options or writes covered call options to
hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell
or
purchase the underlying security at a fixed price, upon exercise of the option.

                    Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
6. Option Activity  (continued)
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written
put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
     Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in
the Statement of Assets and Liabilities. Realized gains and losses are reported
in the Statement of Operations.
     The risk in writing a call option is that the Fund gives up the opportunity
for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if
the market price of the security decreases and the option is exercised. The risk
in buying an option is that the Fund pays a premium whether or not the option is
exercised. The Fund also has the additional risk of not being able to enter into
a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2000, was as follows:

                                                            Call
Options                             Put Options
--------------------------------------------------------------------------------------------------------------------------------
                                                            Number of
Amount of              Number of         Amount of
                                                            Contracts
Premiums               Contracts         Premiums
--------------------------------------------------------------------------------------------------------------------------------

Options outstanding as of December 31, 1999                  2,352
$ 1,252,164             -                 $     -
Options written
14,407              5,078,053            90                  66,479
Options closed or expired
(6,279)            (3,015,955)            -                       -
Options exercised
(3,542)            (1,263,716)            -                       -
                                                            ------
-----------            --                 -------
Options outstanding as of December 31, 2000                  6,938
$ 2,050,546            90                 $66,479
                                                            ======
===========            ==                 =======

================================================================================
7. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may
have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or its valuation has
not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was
$16,433,869,
which represents 2.79% of the Fund's net assets, of which $1,372 is considered restricted. Information concerning restricted securities is as follows:

Valuation Per

Unit as of
                                                         Acquisition
Cost Per            December 31,        Unrealized
Security                                                 Date
Unit                2000                Depreciation
--------------------------------------------------------------------------------------------------------------------------------
Stocks and Warrants

Intermedia Communications, Inc.                          9/29/98-
$15.25              $6.83               $1,692
                                                         12/29/98

                  Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Multiple Strategies
Fund/VA:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Multiple Strategies Fund/VA (which is a series of Oppenheimer
Variable Account Funds), including the statement of investments, as of
December
31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then
ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles
used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred
to above present fairly, in all material respects, the financial position of
Oppenheimer Multiple Strategies Fund/VA as of December 31, 2000, the results of
its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each
of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

                Oppenheimer Multiple Strategies Fund/VA

                                  Appendix A

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C:  Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2"
indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Corporation
-------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and
C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B:  A bond rated B is more vulnerable to nonpayment than an obligation rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2:  Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C:  Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch
-------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and
`D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D'
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1:  Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                      B-1

                                  Appendix B

-------------------------------------------------------------------------------
                      Industry Classifications
-------------------------------------------------------------------------------

Aerospace/Defense                   Food and Drug Retailers
Air Transportation                  Gas Utilities
Asset-Backed                        Health Care/Drugs
Auto Parts and Equipment            Health Care/Supplies & Services
Automotive                          Homebuilders/Real Estate
Bank Holding Companies              Hotel/Gaming
Banks                               Industrial Services
Beverages                           Information Technology
Broadcasting                        Insurance
Broker-Dealers                      Leasing & Factoring
Building Materials                  Leisure
Cable Television                    Manufacturing
Chemicals                           Metals/Mining
Commercial Finance                  Nondurable Household Goods
Communication Equipment             Office Equipment
Computer Hardware                   Oil - Domestic
Computer Software                   Oil - International
Conglomerates                       Paper
Consumer Finance                    Photography
Consumer Services                   Publishing
Containers                          Railroads
Convenience Stores                  Restaurants
Department Stores                   Savings & Loans
Diversified Financial               Shipping
Diversified Media                   Special Purpose Financial
Drug Wholesalers                    Specialty Printing
Durable Household Goods             Specialty Retailing
Education                           Steel
Electric Utilities                  Telecommunications - Technology
Electrical Equipment                Telephone - Utility
Electronics                         Textile/Apparel
Energy Services & Producers         Tobacco
Entertainment/Film                  Trucks and Parts
Environmental                       Wireless Services
Food

                                      C-3

                        APPENDIX C - MAJOR SHAREHOLDERS

                              RECORD SHAREHOLDERS

As of March 31, 2001, the total number of shares outstanding, and the number of shares and approximate percentage of Fund shares held of record by separate accounts of the following insurance companies (and their respective subsidiaries) and by OppenheimerFunds, Inc. ("OFI") were as follows.  ["*"
indicates less than 5% of the outstanding shares of that fund or class]:

                Total     OFI       Monarch     GE        Nationwide
                Outstanding

Money Fund      278,411,670.379  *    26,505,190.172*              *
                                      9.52%

High Income Fund      40,386,520.089  *          *         17,185,604.681
*
                                                 42.55%

Bond Fund         55,765,962.415      *          *           9,305,294.264
26,209,428.139
                                                 16.69%       47.00%

Aggressive Growth     42,972,130.915  *          *            6,037,729.727
  9,977,292.418
Fund                                               14.05%        23.22%

Service Shares:
Aggressive Growth Fund    502.298     *

Capital Appreciation
 Fund            51,390,415.146  *     *            8,841,404.906
21,685,880.440
                                                    17.20%       42.20%

Multiple Strategies   38,983,744.040  *         2,898,918.140    6,340,994.469
18,542,432.995
Fund                                  7.44%              16.27%         47.56%

Global Securities         82,209,426.884  *         *              *
34,180,088.098
Fund                                                          41.58%

Service Shares:
Global Securities        119,656.193  *         *             119,619.34      *
Fund                                                    99.97%

Main Street Growth   50,366,888.832   *          *               *
19,690,821.482
& Income Fund                                                    39.09%

Service Shares:      208,222.162        *          *               208,179.036
*
Main Street Growth                                          99.98%
& Income Fund

Main Street Small Cap   1,369,784.382   *         *              *            *
Fund

Strategic Bond Fund  70,582,548.420 *   *                  *       *

Service Shares:                 236.606         215.054    *
*               *
Strategic Bond Fund              90.89%
                                       (continued)

                     Aetna          MassMutual  Jefferson Pilot    Cuna

Money Fund               *     213,501,962.725    *           *
                                  76.69%

High Income Fund         *     10,353,485.635     *         6,940,723.787
                                  25.64%    *            17.19%

Bond Fund                *     13,013,728.388    4,564,868.433     *
                                  23.34%    8.19%

Aggressive Growth Fund             *      22,840,429.135    *                 *
                                  53.15%
Service Shares:
Aggressive Growth Fund        *              *                  *
*

Capital Appreciation Fund         *       11,742,148.348   3,052,115.981
                                   22.85%   5.94%

Multiple Strategies Fund          *        7,336,143.350    *                 *
                                   18.82%

Global Securities Fund         5,052,090.124   40,175,678.152    *
*
                       6.15%             48.87%

Service Shares:
Global Securities Fund         *            *     *           *

Main Street Growth &     3,756,149.735    18,833,640.027    *                 *
Income Fund                 7.46%             37.39%

Service Shares:           *               *    *            *
Main Street Growth &
Income Fund

Main Street Small Cap Fund          *       851,826.628     *                 *
                                 62.19%

Strategic Bond Fund  10,793,443.159 45,787,919.102
                     15.29%            64.87%
                                          (continued)

                     American
                     General        Protective Allstate     Columbus
Pruco

Money Fund           *         21,941,634.460       *           *
*
                                    7.88%
High Income Fund     *              *       *           *          *

Bond Fund            *              *       *           *          *

Aggressive Growth Fund         *            *     *          *                *

Service Shares:
Aggressive Growth Fund         *            *     *             *
487.644
                                                              97.08%
Capital Appreciation Fund      *            *     *          *                *

Multiple Strategies Fund       *            *     *             *
*

Global Securities Fund         *            *     *             *
*

Service Shares:
Global Securities         *               *    *             *                *

Main Street Growth &
Income Fund               *         4,194,486.237   *       *                 *
                                    8.33%

Service Shares:
Main Street Growth &
Income Fund               *               *    *      *            *

Main Street Small Cap Fund          383,520.645     *    88,987.344*
*
                        28.00%                 6.50%

Strategic Bond Fund       *         7,312,196.933   *       *                 *
                                    10.36%

Service Shares:
Strategic Bond Fund       *               *    *      21.552                  *
                                                    9.11%

-------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.981.2871

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

1234

PX600.0801